================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2013

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                               JANUARY 31, 2013
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series.........................................   2
   The DFA International Value Series......................................   8
   The Japanese Small Company Series.......................................  20
   The Asia Pacific Small Company Series...................................  45
   The United Kingdom Small Company Series.................................  63
   The Continental Small Company Series....................................  71
   The Canadian Small Company Series.......................................  97
   The Emerging Markets Series............................................. 106
   The Emerging Markets Small Cap Series................................... 125
   The Tax-Managed U.S. Marketwide Value Series............................ 179
   Dimensional Retirement Equity Fund I.................................... 201
   The DFA Short Term Investment Fund...................................... 202

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................ 206
   Security Valuation...................................................... 206
   Financial Instruments................................................... 207
   Federal Tax Cost........................................................ 208
   Recently Issued Accounting Standards.................................... 209
   Other................................................................... 209
   Subsequent Event Evaluations............................................ 210

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
-------------------------
Investment Abbreviations
ADR    American Depository Receipt
AG     Aktiengesellschaft (German & Swiss Stock Corporation)
FNMA   Federal National Mortgage Association
GDR    Global Depositary Receipt
LLC    Limited Liability Company
NVDR   Non-Voting Depository Receipt
P.L.C. Public Limited Company
SDR    Special Drawing Rights

Investment Footnotes
+      See Security Valuation Note within the Notes to Schedules of Investments.
++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
@      Security purchased with cash proceeds from securities on loan.
^^     See Federal Tax Cost Note within the Notes to Schedules of Investments.
o      Security is being fair valued at January 31, 2013.
--     Amounts designated as -- are either zero or rounded to zero.
(S)    Affiliated Fund.
+++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2013 was $3,260,144,827 which represented 33.0% of the total investments of the Fund.
(r)    The adjustable/variable rate show is effective as of January 31, 2013.
(y)    The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
COMMON STOCKS -- (98.0%)
Consumer Discretionary -- (14.8%)
   #Autoliv, Inc......................................................     15,252 $    1,003,582
    Best Buy Co., Inc.................................................    238,090      3,871,343
    Carnival Corp.....................................................  2,385,423     92,363,579
    CBS Corp. Class A.................................................      7,236        301,524
    CBS Corp. Class B.................................................    433,868     18,100,973
    Comcast Corp. Class A............................................. 10,008,890    381,138,531
    Comcast Corp. Special Class A.....................................  3,843,964    141,188,798
    D.R. Horton, Inc..................................................  1,448,033     34,260,461
    Dillard's, Inc. Class A...........................................    111,517      9,413,150
   #GameStop Corp. Class A............................................    598,147     13,877,010
    Gannett Co., Inc..................................................    334,290      6,562,113
   *General Motors Co.................................................  1,388,838     39,012,459
   *Hyatt Hotels Corp. Class A........................................     26,422      1,058,730
   #J.C. Penney Co., Inc..............................................  1,068,585     21,724,333
    Johnson Controls, Inc.............................................    134,142      4,170,475
    Kohl's Corp.......................................................     38,274      1,771,703
    Lear Corp.........................................................      3,560        174,440
   #Lennar Corp. Class A..............................................    802,616     33,340,669
    Lennar Corp. Class B Voting.......................................      4,809        159,082
   *Liberty Interactive Corp. Class A.................................  2,586,058     54,979,593
   *Liberty Ventures Series A.........................................    122,067      9,109,860
   *Madison Square Garden Co. Class A (The)...........................      5,030        261,661
  #*MGM Resorts International.........................................  2,389,018     30,507,760
   *Mohawk Industries, Inc............................................    365,371     37,143,616
    News Corp. Class A................................................  6,320,782    175,338,493
    News Corp. Class B................................................  2,691,868     76,018,352
  #*Orchard Supply Hardware Stores Corp. Class A......................     19,473        138,842
  #*Penn National Gaming, Inc.........................................    286,620     13,946,929
   *PulteGroup, Inc...................................................     20,241        419,798
    Royal Caribbean Cruises, Ltd......................................  1,043,290     37,767,098
   #Sears Canada, Inc.................................................    200,759      1,907,210
  #*Sears Holdings Corp...............................................    530,407     24,902,609
    Service Corp. International.......................................    219,283      3,273,895
   #Staples, Inc......................................................    696,416      9,387,688
    Time Warner Cable, Inc............................................  1,921,256    171,645,011
    Time Warner, Inc..................................................  4,810,759    243,039,545
   *Toll Brothers, Inc................................................    347,828     13,026,159
   *TRW Automotive Holdings Corp......................................     18,051      1,040,279
    Washington Post Co. Class B (The).................................     32,261     12,442,422
    Whirlpool Corp....................................................    219,825     25,363,408
    Wyndham Worldwide Corp............................................    331,053     18,469,447
                                                                                  --------------
Total Consumer Discretionary..........................................             1,763,622,630
                                                                                  --------------

Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co.........................................  3,155,848     90,036,343
    Beam, Inc.........................................................     69,924      4,289,138
    Bunge, Ltd........................................................    535,848     42,685,652
   *Constellation Brands, Inc. Class A................................    933,566     30,210,196
   *Constellation Brands, Inc. Class B................................        153          4,985
    CVS Caremark Corp.................................................  5,746,668    294,229,402
    Ingredion, Inc....................................................      5,663        374,154
    J.M. Smucker Co. (The)............................................    539,640     47,828,293
    Kraft Foods Group, Inc............................................  1,530,031     70,718,033
    Molson Coors Brewing Co. Class B..................................    763,563     34,497,776
    Mondelez International, Inc. Class A..............................  7,128,852    198,110,797
   #Safeway, Inc......................................................  1,082,518     20,838,472
   *Smithfield Foods, Inc.............................................    756,389     17,631,428
    Tyson Foods, Inc. Class A.........................................  1,426,374     31,551,393

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                         SHARES       VALUE+
                                                                       ---------- --------------
Consumer Staples -- (Continued)
    Walgreen Co.......................................................     74,210 $    2,965,432
                                                                                  --------------
Total Consumer Staples................................................               885,971,494
                                                                                  --------------

Energy -- (19.9%)
    Anadarko Petroleum Corp...........................................  2,441,476    195,366,910
    Apache Corp.......................................................  1,208,836    101,252,103
   *Atwood Oceanics, Inc..............................................      4,143        218,626
    Baker Hughes, Inc.................................................    220,682      9,868,899
   #Chesapeake Energy Corp............................................  3,251,150     65,608,207
    Chevron Corp......................................................  3,265,672    376,042,131
    Cimarex Energy Co.................................................        390         24,905
    ConocoPhillips....................................................  5,374,243    311,706,094
   *Denbury Resources, Inc............................................  1,415,410     26,369,088
    Devon Energy Corp.................................................  1,094,855     62,614,757
    EOG Resources, Inc................................................    179,823     22,474,279
    Helmerich & Payne, Inc............................................    513,387     33,031,320
    Hess Corp.........................................................  1,567,373    105,264,771
    HollyFrontier Corp................................................    247,434     12,921,003
    Marathon Oil Corp.................................................  3,446,808    115,847,217
    Marathon Petroleum Corp...........................................  1,791,952    132,980,758
   *McDermott International, Inc......................................      8,791        106,986
    Murphy Oil Corp...................................................    689,754     41,054,158
   *Nabors Industries, Ltd............................................  1,355,841     22,601,869
    National Oilwell Varco, Inc.......................................  1,661,481    123,182,201
   *Newfield Exploration Co...........................................     13,842        408,339
    Noble Corp........................................................    563,513     22,822,276
    Noble Energy, Inc.................................................     42,446      4,575,254
    Occidental Petroleum Corp.........................................    670,067     59,146,814
   #Patterson-UTI Energy, Inc.........................................    732,485     14,898,745
   *Peabody Energy Corp...............................................     99,715      2,507,832
    Phillips 66.......................................................  2,855,170    172,937,647
    Pioneer Natural Resources Co......................................    517,832     60,865,973
   *Plains Exploration & Production Co................................    664,529     31,731,260
    QEP Resources, Inc................................................    434,902     12,764,374
   *Rowan Cos. P.L.C. Class A.........................................    595,894     20,546,425
    Tesoro Corp.......................................................    605,336     29,473,810
   #Tidewater, Inc....................................................    273,815     13,463,484
    Transocean, Ltd...................................................    484,976     27,502,989
    Valero Energy Corp................................................  2,806,975    122,749,017
   *Weatherford International, Ltd....................................  1,009,406     13,475,570
   *Whiting Petroleum Corp............................................     74,341      3,537,145
                                                                                  --------------
Total Energy..........................................................             2,371,943,236
                                                                                  --------------

Financials -- (21.2%)
    Allied World Assurance Co. Holdings AG............................    188,355     15,978,154
    Allstate Corp. (The)..............................................  1,330,135     58,392,926
    Alterra Capital Holdings, Ltd.....................................     27,565        839,906
   *American Capital, Ltd.............................................    789,016     10,541,254
    American Financial Group, Inc.....................................    491,543     20,920,070
   *American International Group, Inc.................................  3,099,832    117,266,645
    American National Insurance Co....................................     74,848      5,779,014
   #Assurant, Inc.....................................................    396,269     15,153,327
    Assured Guaranty, Ltd.............................................     18,939        343,364
    Axis Capital Holdings, Ltd........................................    613,817     23,490,777
    Bank of America Corp.............................................. 33,053,149    374,161,647
    Bank of New York Mellon Corp. (The)...............................  1,249,529     33,937,208
    Capital One Financial Corp........................................    839,976     47,307,448
   *CIT Group, Inc....................................................     84,121      3,562,524
    Citigroup, Inc....................................................  9,411,326    396,781,504
    CME Group, Inc....................................................  1,599,345     92,506,115
    CNA Financial Corp................................................    791,414     24,652,546

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                         SHARES       VALUE+
                                                                       ---------- --------------
Financials -- (Continued)
    Comerica, Inc.....................................................      5,333 $      183,242
   *E*Trade Financial Corp............................................     57,660        611,773
    Everest Re Group, Ltd.............................................    231,133     26,767,513
    First Niagara Financial Group, Inc................................     53,740        421,322
   *Genworth Financial, Inc. Class A..................................  2,390,330     21,919,326
    Goldman Sachs Group, Inc. (The)...................................    786,395    116,276,365
    Hartford Financial Services Group, Inc............................  2,129,402     52,809,170
    Hudson City Bancorp, Inc..........................................     74,986        641,130
    JPMorgan Chase & Co...............................................  3,421,484    160,980,822
    KeyCorp...........................................................  3,863,464     36,316,562
   #Legg Mason, Inc...................................................    659,937     18,247,258
    Lincoln National Corp.............................................  1,442,787     41,811,967
    Loews Corp........................................................  2,050,343     88,923,376
    MetLife, Inc......................................................  4,759,859    177,733,135
    Morgan Stanley....................................................  4,259,405     97,327,404
    NASDAQ OMX Group, Inc. (The)......................................    815,514     23,095,356
    NYSE Euronext.....................................................     89,026      3,077,629
    Old Republic International Corp...................................  1,267,693     14,451,700
    PartnerRe, Ltd....................................................    190,433     16,699,070
    People's United Financial, Inc....................................     71,810        883,981
    Principal Financial Group, Inc....................................    472,548     14,653,713
    Prudential Financial, Inc.........................................  2,267,142    131,222,179
    Regions Financial Corp............................................  5,735,171     44,619,630
    Reinsurance Group of America, Inc.................................    363,743     20,875,211
    SunTrust Banks, Inc...............................................  2,564,707     72,760,738
    Unum Group........................................................  1,374,339     32,035,842
    Validus Holdings, Ltd.............................................    283,912     10,337,236
    XL Group P.L.C....................................................  1,435,288     39,786,183
    Zions Bancorporation..............................................    777,171     18,123,628
                                                                                  --------------
Total Financials......................................................             2,525,206,890
                                                                                  --------------

Health Care -- (9.2%)
    Aetna, Inc........................................................  1,693,713     81,687,778
   *Bio-Rad Laboratories, Inc. Class A................................      1,004        114,245
   *Boston Scientific Corp............................................  6,689,559     49,971,006
   *CareFusion Corp...................................................    917,825     28,489,288
    Cigna Corp........................................................    316,096     18,441,041
    Coventry Health Care, Inc.........................................    670,877     30,746,293
   *Endo Health Solutions, Inc........................................    173,568      5,495,163
   *Forest Laboratories, Inc..........................................    293,868     10,667,408
  #*Hologic, Inc......................................................  1,229,548     29,312,424
   *Hospira, Inc......................................................      8,010        273,301
    Humana, Inc.......................................................    698,778     51,961,132
   *Life Technologies Corp............................................    112,073      7,250,002
    Omnicare, Inc.....................................................    574,710     22,384,954
    PerkinElmer, Inc..................................................    438,767     15,462,149
    Pfizer, Inc....................................................... 17,099,333    466,469,804
    Teleflex, Inc.....................................................     90,735      6,805,125
    Thermo Fisher Scientific, Inc.....................................  1,932,026    139,376,356
    UnitedHealth Group, Inc...........................................    166,371      9,185,343
    Universal Health Services, Inc. Class B...........................      8,413        476,512
    WellPoint, Inc....................................................  1,824,634    118,272,776
                                                                                  --------------
Total Health Care.....................................................             1,092,842,100
                                                                                  --------------

Industrials -- (12.8%)
    ADT Corp. (The)...................................................    686,732     32,619,770
   *AGCO Corp.........................................................    252,065     13,359,445
    CNH Global NV.....................................................      6,633        316,659
    CSX Corp..........................................................  5,517,066    121,540,964
   *Engility Holdings, Inc............................................     67,955      1,308,134
    FedEx Corp........................................................    210,932     21,399,051

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                         SHARES       VALUE+
                                                                       ---------- --------------
Industrials -- (Continued)
   *Fortune Brands Home & Security, Inc...............................    742,497 $   24,309,352
    General Dynamics Corp.............................................    180,052     11,937,448
    General Electric Co............................................... 21,445,555    477,806,965
   *Hertz Global Holdings, Inc........................................    884,299     16,164,986
   *Ingersoll-Rand P.L.C..............................................    566,849     29,130,370
   *Jacobs Engineering Group, Inc.....................................     15,956        767,643
    L-3 Communications Holdings, Inc..................................    407,736     30,955,317
   #Manpower, Inc.....................................................      6,983        359,624
    Norfolk Southern Corp.............................................  1,681,939    115,835,139
   #Northrop Grumman Corp.............................................  1,364,645     88,756,511
   *Owens Corning, Inc................................................    579,048     24,128,930
    Pentair, Inc......................................................    345,474     17,508,622
   *Quanta Services, Inc..............................................    504,054     14,602,444
    Regal-Beloit Corp.................................................      6,450        478,332
    Republic Services, Inc............................................  1,113,520     35,510,153
    Southwest Airlines Co.............................................  3,905,821     43,784,253
   *Spirit Aerosystems Holdings, Inc. Class A.........................      1,135         18,092
    SPX Corp..........................................................     12,057        899,814
    Stanley Black & Decker, Inc.......................................    528,407     40,597,510
    Towers Watson & Co................................................      1,662        101,515
    Trinity Industries, Inc...........................................        200          7,940
    Triumph Group, Inc................................................     81,035      5,702,433
    Tyco International, Ltd...........................................  1,372,908     41,503,009
    Union Pacific Corp................................................  2,314,080    304,208,957
    URS Corp..........................................................    378,541     15,701,881
    Waste Connections, Inc............................................      8,626        310,709
                                                                                  --------------
Total Industrials.....................................................             1,531,631,972
                                                                                  --------------

Information Technology -- (3.4%)
    Activision Blizzard, Inc..........................................  2,620,144     29,843,440
   *AOL, Inc..........................................................     60,911      1,866,922
    Applied Materials, Inc............................................    286,624      3,700,316
   *Arrow Electronics, Inc............................................    568,882     21,856,446
   *Avnet, Inc........................................................    711,662     25,164,368
   *Brocade Communications Systems, Inc...............................    363,088      2,076,863
    Computer Sciences Corp............................................    783,742     32,760,416
    Corning, Inc......................................................  2,542,083     30,504,996
    Fidelity National Information Services, Inc.......................  1,328,465     49,299,336
    Hewlett-Packard Co................................................  1,097,035     18,112,048
    IAC/InterActiveCorp...............................................    271,160     11,185,350
   *Ingram Micro, Inc. Class A........................................    741,670     13,483,561
   *Juniper Networks, Inc.............................................     97,790      2,188,540
   *Lam Research Corp.................................................     18,435        758,416
   *Micron Technology, Inc............................................  3,322,059     25,114,766
   #Molex, Inc........................................................     12,162        330,320
    Molex, Inc. Class A...............................................      1,663         37,401
    NVIDIA Corp.......................................................     47,749        585,403
   #SAIC, Inc.........................................................    129,331      1,564,905
   *Sandisk Corp......................................................    132,654      6,631,373
    TE Connectivity, Ltd..............................................     34,487      1,340,855
    Western Digital Corp..............................................    792,967     37,269,449
    Xerox Corp........................................................  5,490,094     43,975,653
   *Yahoo!, Inc.......................................................  2,371,694     46,556,353
                                                                                  --------------
Total Information Technology..........................................               406,207,496
                                                                                  --------------

Materials -- (3.4%)
    Alcoa, Inc........................................................  5,212,834     46,081,453
    Ashland, Inc......................................................    376,837     29,585,473
   #Cliffs Natural Resources, Inc.....................................    147,736      5,512,030
    Cytec Industries, Inc.............................................     69,176      5,070,601
   #Domtar Corp.......................................................    171,393     14,265,039

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                             SHARES       VALUE+
                                                                           ---------- ---------------
Materials -- (Continued)
    Freeport-McMoRan Copper & Gold, Inc...................................  1,537,829 $    54,208,472
    Huntsman Corp.........................................................    238,618       4,206,835
    International Paper Co................................................  2,299,481      95,244,503
    MeadWestvaco Corp.....................................................    848,260      26,592,951
    Mosaic Co. (The)......................................................     29,366       1,798,668
    Newmont Mining Corp...................................................    381,443      16,386,791
    Nucor Corp............................................................    327,312      15,059,625
    Reliance Steel & Aluminum Co..........................................    363,907      23,552,061
    Rock Tenn Co. Class A.................................................     77,608       6,127,152
    Sealed Air Corp.......................................................    311,965       5,839,985
    Steel Dynamics, Inc...................................................    893,527      13,590,546
   #United States Steel Corp..............................................    204,541       4,571,491
    Vulcan Materials Co...................................................    576,439      32,603,390
    Westlake Chemical Corp................................................      2,222         204,113
                                                                                      ---------------
Total Materials...........................................................                400,501,179
                                                                                      ---------------

Telecommunication Services -- (5.7%)
    AT&T, Inc............................................................. 13,051,618     454,065,790
   #CenturyLink, Inc......................................................  2,353,137      95,184,392
   #Frontier Communications Corp..........................................  1,836,528       8,392,933
   *MetroPCS Communications, Inc..........................................  1,453,136      14,574,954
   *Sprint Nextel Corp.................................................... 13,961,200      78,601,556
    Telephone & Data Systems, Inc.........................................    501,530      12,683,694
   *United States Cellular Corp...........................................    261,250       9,937,950
   #Windstream Corp.......................................................     46,951         457,303
                                                                                      ---------------
Total Telecommunication Services..........................................                673,898,572
                                                                                      ---------------

Utilities -- (0.2%)
   *NRG Energy, Inc.......................................................    987,176      23,692,224
    UGI Corp..............................................................      3,718         131,022
                                                                                      ---------------
Total Utilities...........................................................                 23,823,246
                                                                                      ---------------
TOTAL COMMON STOCKS.......................................................             11,675,648,815
                                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares... 36,892,445      36,892,445
                                                                                      ---------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)
                                                                            -----------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@DFA Short Term Investment Fund.........................................  17,657,442     204,296,600
    @Repurchase Agreement, JPMorgan Securities LLC 0.20%, 02/01/13
      (Collateralized by $1,500,906 FNMA, rates ranging from 2.100%(r) to
      6.163%(r), maturities ranging from 01/01/23 to 10/01/42, valued at
      $1,504,640) to be repurchased at $1,457,195.......................... $     1,457       1,457,187
                                                                                        ---------------
TOTAL SECURITIES LENDING COLLATERAL........................................                 205,753,787
                                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,221,597,990)^^..................................................             $11,918,295,047
                                                                                        ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       -----------------------------------------------------
                                                                           LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                                                       --------------- ------------ -------- ---------------
Common Stocks
   Consumer Discretionary............................................. $ 1,763,622,630           --       -- $ 1,763,622,630
   Consumer Staples...................................................     885,971,494           --       --     885,971,494
   Energy.............................................................   2,371,943,236           --       --   2,371,943,236
   Financials.........................................................   2,525,206,890           --       --   2,525,206,890
   Health Care........................................................   1,092,842,100           --       --   1,092,842,100
   Industrials........................................................   1,531,631,972           --       --   1,531,631,972
   Information Technology.............................................     406,207,496           --       --     406,207,496
   Materials..........................................................     400,501,179           --       --     400,501,179
   Telecommunication Services.........................................     673,898,572           --       --     673,898,572
   Utilities..........................................................      23,823,246           --       --      23,823,246
Temporary Cash Investments............................................      36,892,445           --       --      36,892,445
Securities Lending Collateral.........................................              -- $205,753,787       --     205,753,787
                                                                       --------------- ------------ -------- ---------------
TOTAL................................................................. $11,712,541,260 $205,753,787       -- $11,918,295,047
                                                                       =============== ============ ======== ===============

              See accompanying Notes to Schedules of Investments.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                       --------- ------------
COMMON STOCKS -- (92.6%)
AUSTRALIA -- (4.6%)
  #*Alumina, Ltd...................................................... 3,052,859 $  3,526,633
   #Alumina, Ltd. Sponsored ADR.......................................   172,484      783,077
    Amcor, Ltd. Sponsored ADR.........................................    43,648    1,526,807
   *Asciano Group, Ltd................................................ 1,539,197    7,764,346
   #Atlas Iron, Ltd...................................................   174,632      270,684
   #Bank of Queensland, Ltd...........................................   580,194    4,984,153
   *Bendigo & Adelaide Bank, Ltd......................................   845,861    8,136,780
   *Boral, Ltd........................................................ 1,592,505    8,164,686
   *Caltex Australia, Ltd.............................................   341,805    6,935,565
   *Downer EDI, Ltd...................................................   132,490      621,125
    Echo Entertainment Group, Ltd..................................... 1,832,302    6,863,669
    GrainCorp, Ltd. Class A...........................................   745,945    9,396,392
  #*Harvey Norman Holdings, Ltd.......................................   991,617    2,030,593
    Incitec Pivot, Ltd................................................ 4,149,937   13,994,334
   *Insurance Australia Group, Ltd.................................... 1,103,362    5,773,004
   *Lend Lease Group NL...............................................   805,101    8,702,878
    Macquarie Group, Ltd..............................................   652,275   26,234,143
   #National Australia Bank, Ltd......................................   767,550   21,932,498
   *New Hope Corp., Ltd...............................................    51,436      228,136
    Newcrest Mining, Ltd..............................................   352,363    8,630,768
   *Origin Energy, Ltd................................................ 2,494,542   32,771,194
   *OZ Minerals, Ltd..................................................   498,564    3,615,616
   #Primary Health Care, Ltd..........................................    78,202      367,475
   *Qantas Airways, Ltd............................................... 2,850,317    4,556,294
   *QBE Insurance Group, Ltd..........................................   203,393    2,533,121
   *Santos, Ltd....................................................... 1,915,303   23,926,161
  #*Seven Group Holdings, Ltd.........................................   361,999    3,637,708
  #*Sims Metal Management, Ltd........................................   150,645    1,476,665
    Sims Metal Management, Ltd. Sponsored ADR.........................   124,013    1,200,446
  #*Suncorp Group, Ltd................................................ 3,390,733   37,579,587
    TABCORP Holdings, Ltd............................................. 1,716,068    5,461,647
    Tatts Group, Ltd.................................................. 2,869,384    9,738,876
   *Toll Holdings, Ltd................................................   973,440    5,366,011
    Treasury Wine Estates, Ltd........................................   725,425    3,600,293
   #Washington H. Soul Pattinson & Co., Ltd...........................   113,801    1,626,534
  #*Wesfarmers, Ltd................................................... 2,584,670  101,430,682
                                                                                 ------------
TOTAL AUSTRALIA.......................................................            385,388,581
                                                                                 ------------

AUSTRIA -- (0.3%)
   *Erste Group Bank AG...............................................   342,508   11,524,969
   *OMV AG............................................................   249,913   10,295,327
  #*Raiffeisen Bank International AG..................................    57,158    2,567,041
                                                                                 ------------
TOTAL AUSTRIA                                                                      24,387,337
                                                                                 ------------

BELGIUM -- (1.0%).....................................................
   *Ageas NV..........................................................   405,452   13,392,101
    Belgacom SA.......................................................    52,454    1,600,224
    Delhaize Group SA.................................................   235,124   11,155,378
   *Delhaize Group SA Sponsored ADR...................................    52,900    2,504,815
   *D'ieteren SA/NV...................................................     1,857       82,218
   *KBC Groep NV......................................................   356,956   14,052,022
   *Solvay SA.........................................................   180,191   28,310,343
    UCB SA............................................................   292,847   16,903,481
                                                                                 ------------
TOTAL BELGIUM.........................................................             88,000,582
                                                                                 ------------

CANADA -- (10.6%)
    Aimia, Inc........................................................   211,202    3,394,393
   #Astral Media, Inc. Class A........................................    37,438    1,759,669

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
CANADA -- (Continued)
   *AuRico Gold, Inc..................................................   404,755 $  2,853,523
   #Barrick Gold Corp.................................................   829,521   26,478,310
   #Bell Aliant, Inc..................................................   162,757    4,237,818
   #Bonavista Energy Corp.............................................     2,000       27,030
    Cameco Corp. (13321L108)..........................................   112,600    2,426,530
    Cameco Corp. (2166160)............................................   506,586   10,919,991
    Canadian Natural Resources, Ltd. (136385101)......................   297,269    8,983,469
    Canadian Natural Resources, Ltd. (2171573)........................ 1,849,320   55,846,721
  #*Canadian Tire Corp. Class A.......................................   214,347   14,918,758
    Centerra Gold, Inc................................................    19,843      180,246
    Crescent Point Energy Corp........................................     4,045      156,463
   *Eldorado Gold Corp................................................    74,031      829,147
   *Empire Co., Ltd. Class A..........................................    65,500    3,952,065
   #Enerplus Corp.....................................................   389,835    5,233,498
   #Ensign Energy Services, Inc.......................................   452,198    7,725,540
   *Fairfax Financial Holdings, Ltd...................................    54,622   19,605,651
    Genworth MI Canada, Inc...........................................    84,524    2,043,186
    George Weston, Ltd................................................   132,852    9,571,631
    Goldcorp, Inc..................................................... 1,686,234   59,391,819
   #Husky Energy, Inc.................................................   839,318   26,170,834
    IAMGOLD Corp. (2446646)...........................................   231,424    1,900,303
    IAMGOLD Corp. (450913108).........................................   573,940    4,735,005
    Industrial Alliance Insurance & Financial Services, Inc...........   168,485    5,887,008
    Inmet Mining Corp.................................................   154,478   11,151,410
    Kinross Gold Corp................................................. 2,678,826   21,969,918
   #Loblaw Cos., Ltd..................................................   221,495    8,896,220
   *Lundin Mining Corp................................................ 1,008,210    5,185,600
   #Magna International, Inc..........................................   583,936   30,519,936
   #Manulife Financial Corp........................................... 4,587,163   66,227,338
   #Methanex Corp.....................................................     1,373       49,378
    Nexen, Inc........................................................ 1,739,936   46,542,503
   *Osisko Mining Corp................................................     6,000       41,568
   #Pan American Silver Corp. (2669272)...............................   131,923    2,304,089
    Pan American Silver Corp. (697900108).............................   118,576    2,076,266
   #Pengrowth Energy Corp.............................................   685,423    3,126,804
   #Penn West Petroleum, Ltd.......................................... 1,011,032   10,227,905
   *PetroBakken Energy, Ltd...........................................    62,100      547,905
    Precision Drilling Corp...........................................   706,616    6,475,306
   #Progressive Waste Solutions, Ltd..................................   122,391    2,719,255
    Quebecor, Inc. Class B............................................    72,190    3,042,779
  #*Research In Motion, Ltd. (760975102)..............................   354,800    4,605,304
  #*Research In Motion, Ltd. (2117265)................................   435,600    5,642,623
    Sears Canada, Inc.................................................     1,959       18,738
   #Sun Life Financial, Inc........................................... 1,565,269   45,668,065
    Suncor Energy, Inc................................................ 3,750,370  127,468,962
   #Talisman Energy, Inc.............................................. 2,251,645   28,128,631
    Teck Resources, Ltd. Class A......................................     4,115      156,448
   #Teck Resources, Ltd. Class B...................................... 1,483,730   54,074,178
   #Thomson Reuters Corp.............................................. 1,832,184   56,119,131
   #TransAlta Corp....................................................   602,148    9,683,631
   #TransCanada Corp..................................................   776,817   36,769,130
   *Turquoise Hill Resources, Ltd.....................................    63,691      493,605
  #*Uranium One, Inc..................................................   632,800    1,725,703
   #West Fraser Timber Co., Ltd.......................................    61,827    4,963,393
    Westjet Airlines, Ltd.............................................     1,000       20,954
   #Yamana Gold, Inc.................................................. 1,425,140   23,290,337
                                                                                 ------------
TOTAL CANADA..........................................................            899,161,621
                                                                                 ------------

DENMARK -- (1.4%)
    A.P. Moeller-Maersk A.S. Series A.................................       886    6,699,680
    A.P. Moeller-Maersk A.S. Series B.................................     3,855   30,752,256

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
DENMARK -- (Continued)
    Carlsberg A.S. Series B...........................................   334,440 $ 35,774,584
   *Danske Bank A.S................................................... 1,678,386   32,161,607
   *FLSmidth & Co. A.S................................................    23,118    1,432,383
   *H. Lundbeck A.S...................................................   135,698    2,146,127
    Rockwool International A.S. Series A..............................        62        7,426
   *Rockwool International A.S. Series B..............................     1,631      195,451
   *TDC A.S...........................................................   991,299    7,597,532
                                                                                 ------------
TOTAL DENMARK.........................................................            116,767,046
                                                                                 ------------

FINLAND -- (0.6%)
   *Kesko Oyj Series A................................................       662       22,006
   *Kesko Oyj Series B................................................   138,917    4,545,772
   #*Neste Oil Oyj....................................................    69,191    1,104,281
   #Nokia Oyj......................................................... 3,809,609   14,952,632
   *Sampo Oyj Series A................................................   128,008    4,595,255
   *Stora Enso Oyj Series R........................................... 1,455,180   10,377,996
    Stora Enso Oyj Sponsored ADR......................................    91,500      646,905
   *UPM-Kymmene Oyj................................................... 1,403,467   17,160,188
   #UPM-Kymmene Oyj Sponsored ADR.....................................    69,300      844,767
                                                                                 ------------
TOTAL FINLAND.........................................................             54,249,802
                                                                                 ------------

FRANCE -- (8.5%)
   *Arkema SA.........................................................   104,681   11,868,638
   *AXA SA............................................................ 3,557,776   65,871,631
    AXA SA Sponsored ADR..............................................   140,900    2,599,605
   *BNP Paribas SA.................................................... 1,231,210   77,250,993
    Bollore SA........................................................    22,288    8,037,388
    Bouygues SA.......................................................   305,569    8,670,136
   *Cap Gemini SA.....................................................   324,351   15,630,577
   *Casino Guichard Perrachon SA......................................   142,758   13,980,112
   *Cie de Saint-Gobain SA............................................ 1,039,077   42,756,814
   *Cie Generale de Geophysique - Veritas SA..........................   304,853    8,831,441
   #Cie Generale de Geophysique - Veritas SA Sponsored ADR............   141,089    4,095,814
   *Cie Generale des Etablissements Michelin SA Series B..............   349,857   32,537,736
    Ciments Francais SA...............................................    26,702    1,620,387
   *CNP Assurances SA.................................................   345,228    5,707,356
   *Credit Agricole SA................................................ 2,838,495   28,057,865
   *Eiffage SA........................................................    31,691    1,422,274
    Electricite de France SA..........................................   498,285    9,565,790
   *Eramet SA.........................................................     5,005      710,083
   *France Telecom SA................................................. 3,875,091   44,008,380
   #*GDF Suez SA...................................................... 3,247,971   66,627,592
   *Groupe Eurotunnel SA..............................................   746,306    6,346,064
    Lafarge SA........................................................   505,082   30,845,862
   *Lagardere SCA.....................................................   243,906    8,816,200
   *Natixis SA........................................................ 2,034,211    8,060,333
   *PPR SA............................................................    20,752    4,463,015
    Renault SA........................................................   500,585   30,172,248
   *Rexel SA..........................................................   254,866    5,419,543
   *SCOR SE...........................................................   195,156    5,618,650
   *Societe Generale SA............................................... 1,558,512   70,375,540
    STMicroelectronics NV............................................. 1,542,301   13,332,872
    Thales SA.........................................................    27,549      992,120
   *Vallourec SA......................................................    47,246    2,563,580
   *Vivendi SA........................................................ 3,686,124   78,940,004
                                                                                 ------------
TOTAL FRANCE..........................................................            715,796,643
                                                                                 ------------

GERMANY -- (7.7%)
   *Allianz SE........................................................   257,741   36,879,194
   #Allianz SE Sponsored ADR.......................................... 2,811,910   40,182,194

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
GERMANY -- (Continued)
   *Bayerische Motoren Werke AG.......................................   656,221 $ 66,093,160
   *Celesio AG........................................................   108,168    1,964,730
   *Commerzbank AG.................................................... 6,626,325   14,508,794
    Daimler AG........................................................ 2,088,586  121,559,443
   #Deutsche Bank AG (5750355)........................................ 1,362,475   70,465,962
  #*Deutsche Bank AG (D18190898)......................................   420,711   21,733,930
    Deutsche Lufthansa AG.............................................   464,311    9,222,826
   *Deutsche Telekom AG............................................... 2,858,403   35,115,802
   #Deutsche Telekom AG Sponsored ADR................................. 3,099,741   38,002,825
   *E.ON SE........................................................... 3,592,972   62,475,099
   *Fraport AG........................................................    37,336    2,262,969
   *Hannover Rueckversicherung AG.....................................     8,653      698,559
  #*Heidelberger Zement AG............................................   243,824   15,370,108
   *Hochtief AG.......................................................       512       33,411
    Merck KGaA........................................................     6,967      968,632
   *Munchener Rueckversicherungs-Gesellschaft AG......................   395,244   72,588,306
  #*RWE AG............................................................   392,339   14,752,538
    SCA Hygiene Products SE...........................................     3,195    1,588,831
   *ThyssenKrupp AG...................................................   368,208    8,937,928
    Volkswagen AG.....................................................    62,518   14,441,970
                                                                                 ------------
TOTAL GERMANY.........................................................            649,847,211
                                                                                 ------------

GREECE -- (0.0%)
    Coca-Cola Hellenic Bottling Co. S.A...............................     8,492      220,598
    Hellenic Petroleum S.A............................................   334,517    3,751,029
   *National Bank of Greece S.A.......................................   210,246      332,093
                                                                                 ------------
TOTAL GREECE..........................................................              4,303,720
                                                                                 ------------

HONG KONG -- (2.0%)...................................................
  #*Cathay Pacific Airways, Ltd....................................... 2,051,000    3,965,221
  #*Foxconn International Holdings, Ltd............................... 3,787,000    1,554,979
    Great Eagle Holdings, Ltd.........................................   860,324    3,340,879
   *Hang Lung Group, Ltd..............................................    43,000      260,666
    Henderson Land Development Co., Ltd............................... 3,364,064   24,176,943
   *Hong Kong & Shanghai Hotels, Ltd.................................. 1,903,131    3,289,980
   *Hopewell Holdings, Ltd............................................ 1,244,169    5,124,530
  #*Hutchison Whampoa, Ltd............................................ 5,818,000   65,028,273
    Kowloon Development Co., Ltd......................................   240,000      368,354
    New World Development Co., Ltd.................................... 8,740,122   16,120,244
   *Orient Overseas International, Ltd................................   488,000    3,406,374
   *Wharf Holdings, Ltd............................................... 3,028,990   26,736,696
   *Wheelock & Co., Ltd............................................... 3,482,000   19,598,683
                                                                                 ------------
TOTAL HONG KONG.......................................................            172,971,822
                                                                                 ------------

IRELAND -- (0.2%).....................................................
   *Bank of Ireland...................................................   157,165       30,333
    CRH P.L.C.........................................................   460,867    9,941,960
   *CRH P.L.C. Sponsored ADR..........................................   248,834    5,354,908
                                                                                 ------------
TOTAL IRELAND.........................................................             15,327,201
                                                                                 ------------

ISRAEL -- (0.5%)......................................................
   *Bank Hapoalim B.M................................................. 2,961,906   12,487,249
   *Bank Leumi Le-Israel B.M.......................................... 2,937,459    9,815,187
   *Bezeq Israeli Telecommunication Corp., Ltd........................ 2,013,889    2,360,108
   *Elbit Systems, Ltd................................................     5,279      202,950
   *Israel Chemicals, Ltd.............................................   675,287    8,968,936
   *Israel Discount Bank, Ltd. Series A...............................   381,656      639,084
   *Mellanox Technologies, Ltd........................................       514       26,106
   *NICE Systems, Ltd.................................................       627       23,041
   *NICE Systems, Ltd. Sponsored ADR..................................   113,460    4,185,539

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
ISRAEL -- (Continued)
   *Strauss Group, Ltd................................................      1,184 $    14,712
                                                                                  -----------
TOTAL ISRAEL..........................................................             38,722,912
                                                                                  -----------

ITALY -- (1.2%)
  #*Banca Monte Dei Paschi di Siena SpA............................... 12,934,984   4,320,781
   *Banco Popolare Scarl..............................................  2,933,385   6,111,620
  #*Fiat SpA..........................................................  1,512,718   9,259,142
  #*Finmeccanica SpA..................................................    995,867   6,544,403
   *Parmalat SpA......................................................    602,705   1,510,913
   *Telecom Italia SpA................................................  5,476,933   5,434,688
   #Telecom Italia SpA Sponsored ADR..................................  1,874,500  18,520,060
   *UniCredit SpA.....................................................  5,828,887  37,626,177
   *Unione di Banche Italiane ScpA....................................  1,812,819   9,461,555
                                                                                  -----------
TOTAL ITALY...........................................................             98,789,339
                                                                                  -----------

JAPAN -- (17.2%)
   *77 Bank, Ltd. (The)...............................................    737,372   3,172,039
  #*Aeon Co., Ltd.....................................................  1,886,800  21,400,814
   *Aisin Seiki Co., Ltd..............................................    131,900   4,320,584
   *Ajinomoto Co., Inc................................................     47,000     637,500
   *Alfresa Holdings Corp.............................................     85,700   3,754,822
   *Amada Co., Ltd....................................................    821,000   5,130,865
   *Aoyama Trading Co., Ltd...........................................      1,000      19,626
    Asahi Glass Co., Ltd..............................................  1,910,000  12,671,859
   *Asahi Kasei Corp..................................................  2,342,000  13,516,681
    Asatsu-DK, Inc....................................................     32,500     874,694
  #*Autobacs Seven Co., Ltd...........................................     71,600   2,912,615
   *Awa Bank, Ltd. (The)..............................................     65,600     398,523
   *Azbil Corp........................................................      6,400     136,891
  #*Bank of Kyoto, Ltd. (The).........................................    709,400   5,869,875
   *Bank of Yokohama, Ltd. (The)......................................  1,431,000   6,834,971
    Canon Marketing Japan, Inc........................................    124,900   1,699,088
   *Chiba Bank, Ltd. (The)............................................  1,070,000   6,667,462
   *Chugoku Bank, Ltd. (The)..........................................    391,800   5,396,515
   *Citizen Holdings Co., Ltd.........................................    511,000   2,927,001
    Coca-Cola West Co., Ltd...........................................    109,007   1,721,398
   *COMSYS Holdings Corp..............................................    151,700   1,829,532
   *Cosmo Oil Co., Ltd................................................  1,212,364   2,725,553
  #*Dai Nippon Printing Co., Ltd......................................  1,815,000  14,673,246
   *Daicel Corp.......................................................    515,000   3,596,219
   *Daido Steel Co., Ltd..............................................    345,000   1,540,169
   *Dainippon Sumitomo Pharma Co., Ltd................................    309,400   4,361,735
  #*Daiwa Securities Group, Inc.......................................    861,000   5,007,923
  #*Denki Kagaku Kogyo K.K............................................    319,000   1,151,968
   *Ebara Corp........................................................    239,000     934,745
   *Fuji Media Holdings, Inc..........................................      1,128   1,771,677
  #*FUJIFILM Holdings Corp............................................  1,327,000  26,459,867
   *Fujitsu, Ltd......................................................  3,335,000  13,504,321
   *Fukuoka Financial Group, Inc......................................  1,800,000   7,578,903
  #*Fukuyama Transporting Co., Ltd....................................     75,000     383,450
   *Furukawa Electric Co., Ltd........................................    374,000     757,911
   *Glory, Ltd........................................................    119,600   2,801,148
   *Gunma Bank, Ltd. (The)............................................    921,397   4,447,383
   *H2O Retailing Corp................................................    198,000   1,624,929
   *Hachijuni Bank, Ltd. (The)........................................    993,231   4,972,668
   *Hakuhodo DY Holdings, Inc.........................................     39,920   2,720,250
   *Hankyu Hanshin Holdings, Inc......................................    582,000   3,175,878
   *Higo Bank, Ltd. (The).............................................    282,000   1,738,183
   *Hiroshima Bank, Ltd. (The)........................................    300,000   1,275,406
    Hitachi Capital Corp..............................................    105,100   2,094,489
    Hitachi Chemical Co., Ltd.........................................     15,500     218,268

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
JAPAN -- (Continued)
    Hitachi High-Technologies Corp....................................    139,900 $  2,778,384
    Hitachi Transport System, Ltd.....................................     94,400    1,429,559
   *Hokuhoku Financial Group, Inc.....................................  2,620,000    4,263,785
   *House Foods Corp..................................................    148,300    2,237,443
   *Ibiden Co., Ltd...................................................    183,400    2,613,943
   *Idemitsu Kosan Co., Ltd...........................................     51,124    4,482,596
   *Inpex Corp........................................................      4,490   25,996,109
   *Isetan Mitsukoshi Holdings, Ltd...................................    884,200    8,731,734
   *ITOCHU Corp.......................................................    311,200    3,519,518
   *Iyo Bank, Ltd. (The)..............................................    551,000    4,505,910
   *J. Front Retailing Co., Ltd.......................................  1,136,000    6,231,348
   *JFE Holdings, Inc.................................................    972,000   20,747,781
   *Joyo Bank, Ltd. (The).............................................  1,376,000    6,451,154
   *JTEKT Corp........................................................    463,200    4,947,766
   *JX Holdings, Inc..................................................  5,553,333   32,763,681
   *Kagoshima Bank, Ltd. (The)........................................    358,143    2,305,613
   *Kajima Corp.......................................................  1,544,000    4,628,230
   *Kamigumi Co., Ltd.................................................    519,000    4,227,549
   *Kaneka Corp.......................................................    653,542    3,496,044
   *Kawasaki Kisen Kaisha, Ltd........................................    527,000    1,000,535
   *Keiyo Bank, Ltd. (The)............................................    418,000    1,983,016
   *Kinden Corp.......................................................    285,000    1,889,825
    Kirin Holdings Co., Ltd...........................................    134,000    1,674,431
   *Kobe Steel, Ltd...................................................  3,785,000    4,674,545
   *Konica Minolta Holdings, Inc......................................    762,000    6,086,085
   *K's Holdings Corp.................................................     24,300      660,698
   *Kyocera Corp......................................................    308,700   27,962,066
    Kyocera Corp. Sponsored ADR.......................................     13,600    1,196,800
    Kyowa Hakko Kirin Co., Ltd........................................    571,000    5,398,881
   *Lintec Corp.......................................................      5,100       94,311
   *LIXIL Group Corp..................................................    371,200    8,626,086
   #Mabuchi Motor Co., Ltd............................................     36,100    1,620,916
   *Maeda Road Construction Co., Ltd..................................     36,000      536,519
   *Marui Group Co., Ltd..............................................    542,642    4,411,288
    Maruichi Steel Tube, Ltd..........................................    104,400    2,321,880
   *Mazda Motor Corp..................................................  3,005,000    8,128,885
   *Medipal Holdings Corp.............................................    339,800    4,305,372
   *MEIJI Holdings Co., Ltd...........................................    135,895    6,009,061
    Mitsubishi Chemical Holdings Corp.................................  3,885,000   17,989,197
   *Mitsubishi Corp...................................................  2,975,200   62,768,367
   *Mitsubishi Gas Chemical Co., Inc..................................    948,000    6,345,333
   *Mitsubishi Heavy Industries, Ltd..................................  7,830,000   41,869,519
  #*Mitsubishi Logistics Corp.........................................    236,000    3,539,625
   *Mitsubishi Materials Corp.........................................  2,533,000    8,110,472
    Mitsubishi Tanabe Pharma Corp.....................................    400,000    5,362,265
   *Mitsubishi UFJ Financial Group, Inc............................... 20,044,206  113,994,255
    Mitsubishi UFJ Financial Group, Inc. ADR..........................  4,781,372   27,062,566
   *Mitsui & Co., Ltd.................................................  3,134,900   47,380,049
    Mitsui & Co., Ltd. Sponsored ADR..................................     11,723    3,540,932
  #*Mitsui Chemicals, Inc.............................................  1,861,800    4,415,327
   *Mitsui Mining & Smelting Co., Ltd.................................     69,030      175,681
   *Mitsui O.S.K. Lines, Ltd..........................................  1,596,000    5,266,038
   #Mizuho Financial Group, Inc. ADR..................................    241,042      959,347
   *MS&AD Insurance Group Holdings, Inc...............................    748,653   15,681,019
   *Nagase & Co., Ltd.................................................    235,889    2,574,891
   *Nanto Bank, Ltd. (The)............................................    319,000    1,386,859
   *NEC Corp..........................................................  5,425,101   13,235,879
   *Nippo Corp........................................................     32,000      429,154
   *Nippon Electric Glass Co., Ltd....................................    642,000    3,094,045
   *Nippon Express Co., Ltd...........................................  1,952,238    8,057,832
   *Nippon Meat Packers, Inc..........................................    429,536    5,813,049

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
JAPAN -- (Continued)
  #*Nippon Paper Group, Inc...........................................    231,700 $ 3,283,280
   *Nippon Shokubai Co., Ltd..........................................    234,000   2,257,126
  #*Nippon Steel & Sumitomo Metal Corp................................ 13,103,940  36,271,515
   *Nippon Television Network Corp....................................    123,800   1,762,195
  #*Nippon Yusen K.K..................................................  3,062,000   7,337,646
   *Nishi-Nippon Bank, Ltd............................................  1,412,569   3,661,057
   *Nissan Shatai Co., Ltd............................................    216,000   2,689,951
   *Nisshin Seifun Group, Inc.........................................    394,500   4,800,628
   *Nisshin Steel Holdings Co., Ltd...................................    143,100   1,070,759
   *Nisshinbo Holdings, Inc...........................................    305,000   2,315,647
   *NOK Corp..........................................................    125,720   1,879,773
   *Nomura Holdings, Inc..............................................  7,769,100  44,472,513
   *NTT DOCOMO, Inc...................................................      1,082   1,640,396
   *Obayashi Corp.....................................................  1,650,682   8,463,836
  #*Oji Holdings Corp.................................................  1,997,000   6,457,858
   *Onward Holdings Co., Ltd..........................................    278,000   2,100,898
  #*Panasonic Corp....................................................  4,369,517  28,762,402
   #Panasonic Corp. Sponsored ADR.....................................    302,421   1,999,003
    Pola Orbis Holdings, Inc..........................................     14,200     432,252
  #*Renesas Electronics Corp..........................................      8,300      24,986
   *Rengo Co., Ltd....................................................    421,000   2,137,351
  #*Ricoh Co., Ltd....................................................  1,666,000  18,547,006
   *Rohm Co., Ltd.....................................................    230,500   7,663,176
    Sankyo Co., Ltd...................................................     74,800   2,980,051
  #*SBI Holdings, Inc.................................................    458,200   3,804,651
   *Seino Holdings Co., Ltd...........................................    295,000   2,009,731
   *Sekisui Chemical Co., Ltd.........................................    736,000   7,091,133
   *Sekisui House, Ltd................................................  1,354,000  14,901,879
  #*Sharp Corp........................................................  2,520,000   8,579,635
   *Shiga Bank, Ltd...................................................    451,185   2,617,379
   *Shimizu Corp......................................................  1,371,000   4,440,717
   *Shinsei Bank, Ltd.................................................  2,164,000   4,420,968
   *Shizuoka Bank, Ltd................................................    847,000   7,986,212
   #Showa Denko K.K...................................................  1,868,000   2,854,913
    Showa Shell Sekiyu K.K............................................    263,200   1,527,413
   *SKY Perfect JSAT Holdings, Inc....................................      3,029   1,421,519
   *Sohgo Security Services Co., Ltd..................................     82,600   1,094,227
   *Sojitz Corp.......................................................  2,593,100   3,892,081
    Sony Corp.........................................................    768,200  11,490,580
   #Sony Corp. Sponsored ADR..........................................  1,801,665  26,916,875
   *Sumitomo Bakelite Co., Ltd........................................    347,000   1,384,639
  #*Sumitomo Chemical Co., Ltd........................................  2,108,000   6,167,015
   *Sumitomo Corp.....................................................  3,241,900  41,935,017
   *Sumitomo Electric Industries, Ltd.................................  2,606,700  29,345,356
   *Sumitomo Forestry Co., Ltd........................................    161,400   1,580,983
   *Sumitomo Heavy Industries, Ltd....................................    326,000   1,438,580
   *Sumitomo Metal Mining Co., Ltd....................................    414,000   6,438,858
   *Sumitomo Mitsui Financial Group, Inc..............................    872,600  35,047,015
  #*Sumitomo Mitsui Trust Holdings, Inc...............................  6,099,629  22,529,311
   *Sumitomo Osaka Cement Co., Ltd....................................    196,000     656,485
   *Suzuken Co., Ltd..................................................    149,300   4,569,738
   *Suzuki Motor Corp.................................................    519,200  13,623,685
   *Taisei Corp.......................................................  2,110,703   6,298,579
    Taisho Pharmaceutical Holdings Co., Ltd...........................     59,299   4,092,565
   *Takashimaya Co., Ltd..............................................    615,634   4,530,340
   *Takata Corp.......................................................      2,100      42,350
  #*TDK Corp..........................................................    218,300   8,095,900
  #*Teijin, Ltd.......................................................  1,566,450   3,590,186
   *Toho Holdings Co., Ltd............................................     12,800     247,202
   *Tokai Rika Co., Ltd...............................................     61,200   1,002,424
    Tokyo Broadcasting System, Inc....................................     85,300     994,443

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES      VALUE++
                                                                       --------- --------------
JAPAN -- (Continued)
    Tokyo Tatemono Co., Ltd...........................................   442,000 $    2,068,610
   *Toppan Printing Co., Ltd.......................................... 1,312,000      8,143,310
   *Toshiba TEC Corp..................................................    29,000        167,304
  #*Tosoh Corp........................................................ 1,044,000      2,511,417
   *Toyo Seikan Kaisha, Ltd...........................................   346,349      4,419,452
   *Toyobo Co., Ltd...................................................   664,000      1,058,847
   *Toyoda Gosei Co., Ltd.............................................    13,800        305,767
    Toyota Motor Corp.................................................   175,379      8,376,882
  #*Toyota Motor Corp. Sponsored ADR..................................   614,188     58,575,110
   *Toyota Tsusho Corp................................................   434,400     10,332,338
   *Ube Industries, Ltd...............................................   592,000      1,232,404
  #*UNY Co., Ltd......................................................   393,050      2,913,786
   *Ushio, Inc........................................................     3,200         34,595
   *Wacoal Corp.......................................................   179,000      1,867,876
  #*Yamada Denki Co., Ltd.............................................   120,260      4,631,313
   *Yamaguchi Financial Group, Inc....................................   492,148      4,741,602
    Yamaha Corp.......................................................   327,300      3,467,552
  #*Yamato Kogyo Co., Ltd.............................................    82,600      2,365,994
    Yamazaki Baking Co., Ltd..........................................   128,000      1,432,093
                                                                                 --------------
TOTAL JAPAN...........................................................            1,455,718,833
                                                                                 --------------

NETHERLANDS -- (3.0%)
   *Aegon NV.......................................................... 3,831,576     25,580,654
   *Akzo Nobel NV.....................................................   448,015     30,663,191
    ArcelorMittal NV.................................................. 2,499,882     42,896,336
   *ING Groep NV...................................................... 4,933,987     49,903,488
  #*ING Groep NV Sponsored ADR........................................ 1,273,519     12,837,072
    Koninklijke DSM NV................................................   452,418     27,712,660
    Koninklijke Philips Electronics NV................................ 2,042,653     63,620,144
   *Philips Electronics NV ADR........................................   144,736      4,499,842
                                                                                 --------------
TOTAL NETHERLANDS.....................................................              257,713,387
                                                                                 --------------

NEW ZEALAND -- (0.1%)
   *Auckland International Airport, Ltd...............................   138,487        329,636
   *Contact Energy, Ltd............................................... 1,292,916      5,664,417
                                                                                 --------------
TOTAL NEW ZEALAND.....................................................                5,994,053
                                                                                 --------------

NORWAY -- (1.1%)
   *Aker ASA Series A.................................................    70,583      3,009,901
   *Cermaq ASA........................................................    27,247        468,482
   *DNB ASA........................................................... 1,512,837     21,192,411
   *Marine Harvest ASA................................................ 5,274,681      5,279,389
   *Norsk Hydro ASA................................................... 3,357,025     16,116,239
    Norsk Hydro ASA Sponsored ADR.....................................    59,900        287,520
   *Orkla ASA......................................................... 2,797,062     24,671,577
   *Petroleum Geo-Services ASA........................................    10,697        189,770
    Stolt-Nielsen, Ltd................................................     8,425        179,779
   *Storebrand ASA.................................................... 1,082,306      5,540,675
   *Subsea 7 SA.......................................................   590,207     14,257,448
   *Veripos, Inc......................................................    54,011        198,722
    Wilh Wilhelmsen Holding ASA.......................................       212          6,804
                                                                                 --------------
TOTAL NORWAY..........................................................               91,398,717
                                                                                 --------------

PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA........................................... 2,631,973      3,732,705
    Cimpor Cimentos de Portugal SA....................................   108,424        500,374
   *EDP Renovaveis SA.................................................   515,052      2,939,001
   *Portugal Telecom SA...............................................       440          2,569
                                                                                 --------------
TOTAL PORTUGAL........................................................                7,174,649
                                                                                 --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         SHARES     VALUE++
                                                                       ---------- ------------
SINGAPORE -- (1.1%)
   *CapitaLand, Ltd...................................................  6,174,000 $ 19,941,619
    CapitaMalls Asia, Ltd.............................................  1,863,000    3,251,888
   *DBS Group Holdings, Ltd...........................................  1,213,831   14,670,599
    Fraser & Neave, Ltd...............................................    724,450    5,580,709
    Golden Agri-Resources, Ltd........................................ 13,990,000    7,188,646
   *Indofood Agri Resources, Ltd......................................    198,000      208,943
   *Keppel Land, Ltd..................................................  1,214,000    4,176,984
  #*Neptune Orient Lines, Ltd.........................................  1,228,004    1,275,689
   *Noble Group, Ltd..................................................  2,997,000    2,955,487
    Olam International, Ltd...........................................    459,000      600,255
  #*Overseas Union Enterprise, Ltd....................................    405,000      976,043
    Singapore Airlines, Ltd...........................................  1,585,600   14,080,968
    Singapore Land, Ltd...............................................    532,000    3,219,632
  #*United Industrial Corp., Ltd......................................  2,152,000    4,851,272
    UOL Group, Ltd....................................................  1,376,600    6,952,893
   *Venture Corp., Ltd................................................    307,000    2,106,048
    Wheelock Properties, Ltd..........................................    870,000    1,384,411
   *Wilmar International, Ltd.........................................     63,000      194,287
                                                                                  ------------
TOTAL SINGAPORE.......................................................              93,616,373
                                                                                  ------------

SPAIN -- (2.0%)
  #*Acciona SA........................................................    114,419    9,205,390
  #*Banco Bilbao Vizcaya Argentaria SA................................    486,160    4,833,266
  #*Banco de Sabadell SA..............................................  5,239,933   14,058,366
   *Banco Espanol de Credito SA.......................................    392,975    2,021,772
  #*Banco Popular Espanol SA.......................................... 17,154,572   15,512,979
   *Banco Santander SA................................................  7,903,716   66,158,200
   *Banco Santander SA Issue 13 Shares................................    192,773    1,617,326
    Banco Santander SA Sponsored ADR..................................  1,384,686   11,326,731
  #*CaixaBank SA......................................................  2,901,900   11,487,286
   *Gas Natural SDG SA................................................    779,112   15,564,460
   *Iberdrola SA......................................................  1,733,826    9,329,470
   *Repsol SA.........................................................    520,527   11,608,354
                                                                                  ------------
TOTAL SPAIN...........................................................             172,723,600
                                                                                  ------------

SWEDEN -- (3.2%)
   *Boliden AB........................................................    612,180   11,314,978
    Holmen AB Series A................................................      6,300      195,701
   *Meda AB Series A..................................................    280,396    3,275,356
   *Nordea Bank AB....................................................  5,366,449   59,188,335
   *Skandinaviska Enskilda Banken AB Series A.........................  3,481,813   34,877,372
    Skandinaviska Enskilda Banken AB Series C.........................     16,918      163,916
   *SSAB AB Series A..................................................     51,620      426,523
   *Svenska Cellulosa AB Series A.....................................     66,476    1,614,663
   *Svenska Cellulosa AB Series B.....................................  1,586,671   38,467,515
   *Swedbank AB Series A..............................................    952,040   22,480,194
    Telefonaktiebolaget LM Ericsson AB Series A.......................     28,098      318,929
    Telefonaktiebolaget LM Ericsson AB Series B.......................  4,713,081   54,819,076
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................    952,162   11,045,079
   *TeliaSonera AB....................................................  3,717,354   26,813,690
    Volvo AB Series A.................................................    238,871    3,538,216
                                                                                  ------------
TOTAL SWEDEN..........................................................             268,539,543
                                                                                  ------------

SWITZERLAND -- (6.1%)
   *ABB, Ltd..........................................................  1,234,095   26,454,965
   *Adecco SA.........................................................    358,259   20,543,749
  #*Alpiq Holding AG..................................................      1,593      200,929
   *Aryzta AG.........................................................    163,797    9,198,159
   *Baloise Holding AG................................................    200,163   18,113,699
   *Banque Cantonale Vaudoise AG......................................        468      250,161

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
SWITZERLAND -- (Continued)
  #*Clariant AG.......................................................    429,492 $  5,861,720
    Credit Suisse Group AG............................................  1,314,363   38,816,836
   *Credit Suisse Group AG Sponsored ADR..............................    838,229   24,761,285
   *Givaudan SA.......................................................     14,257   15,831,362
    Holcim, Ltd.......................................................    887,877   69,111,665
    Lonza Group AG....................................................      7,458      438,863
    Novartis AG.......................................................     16,632    1,130,585
    Novartis AG ADR...................................................    506,359   34,341,267
    PSP Swiss Property AG.............................................     60,354    5,785,092
   *St. Galler Kantonalbank AG........................................      2,834    1,205,366
    Sulzer AG.........................................................     44,989    7,074,941
   *Swiss Life Holding AG.............................................    123,557   18,590,733
   *Swiss Re, Ltd.....................................................  1,108,107   82,385,428
    UBS AG............................................................  4,128,062   71,694,684
   *UBS AG ADR........................................................    104,772    1,819,890
   *Zurich Insurance Group AG.........................................    221,361   63,656,083
                                                                                  ------------
TOTAL SWITZERLAND.....................................................             517,267,462
                                                                                  ------------

UNITED KINGDOM -- (20.1%)
   *Anglo American P.L.C..............................................  1,123,359   33,601,101
    Associated British Foods P.L.C....................................     70,558    1,956,596
    Aviva P.L.C.......................................................  8,175,916   47,635,688
    Barclays P.L.C.................................................... 11,591,752   55,652,474
   #Barclays P.L.C. Sponsored ADR.....................................  4,327,157   82,908,328
    BP P.L.C..........................................................  1,395,752   10,337,564
    BP P.L.C. Sponsored ADR...........................................  5,486,298  244,249,987
    Carnival P.L.C....................................................    658,867   26,707,170
   #Carnival P.L.C. ADR...............................................    241,674    9,758,796
   *Eurasian Natural Resources Corp. P.L.C............................    404,841    2,116,328
   *Evraz P.L.C.......................................................    525,138    2,386,496
    HSBC Holdings P.L.C...............................................  1,433,172   16,297,619
  #*HSBC Holdings P.L.C. Sponsored ADR................................  1,661,423   94,468,512
   *International Consolidated Airlines Group SA......................  3,847,175   12,953,146
    Investec P.L.C....................................................  1,195,168    8,747,063
   *Kazakhmys P.L.C...................................................    690,345    7,990,475
   *Kingfisher P.L.C.................................................. 10,285,817   43,954,893
   *Legal & General Group P.L.C.......................................     47,098      113,737
   *Lloyds Banking Group P.L.C........................................ 76,981,994   63,010,597
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................  2,857,128    9,399,951
   *Mondi P.L.C.......................................................  1,347,971   15,970,454
   *Old Mutual P.L.C.................................................. 13,164,620   39,081,884
   *Pearson P.L.C. Sponsored ADR......................................  1,502,835   28,523,808
   *Resolution, Ltd...................................................  3,422,696   14,216,956
   *Rexam P.L.C.......................................................  3,303,083   24,553,885
   *Royal Bank of Scotland Group P.L.C................................  3,500,216   19,031,963
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................    377,000    4,113,070
    Royal Dutch Shell P.L.C. ADR......................................  3,323,210  241,663,831
    Royal Dutch Shell P.L.C. Series A.................................      9,655      342,256
    Royal Dutch Shell P.L.C. Series B.................................    255,146    9,273,730
   *RSA Insurance Group P.L.C.........................................  4,956,241   10,357,388
    Sainsbury (J.) P.L.C..............................................  5,529,939   28,973,072
   *Travis Perkins P.L.C..............................................     38,182      731,866
   #Vedanta Resources P.L.C...........................................    189,404    3,616,963
    Vodafone Group P.L.C.............................................. 34,976,333   95,455,624
    Vodafone Group P.L.C. Sponsored ADR...............................  8,116,661  221,747,179
   *William Morrison Supermarkets P.L.C...............................  8,127,143   32,325,392
    Wolseley P.L.C....................................................    322,361   15,045,161
   *WPP P.L.C.........................................................  1,116,772   17,583,233
   *WPP P.L.C. Sponsored ADR..........................................     35,622    2,793,833

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES      VALUE++
                                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Xstrata P.L.C..................................................... 5,211,952 $   98,120,872
                                                                                 --------------
TOTAL UNITED KINGDOM..................................................            1,697,768,941
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            7,831,629,375
                                                                                 --------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Porsche Automobil Holding SE......................................   334,085     29,087,778
                                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13................................        23              5
   *Iberdrola SA Warrants 03/22/13....................................        17              3
   *Repsol SA Rights 01/28/13.........................................        21             14
                                                                                 --------------
TOTAL SPAIN...........................................................                       22
                                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................................                       22
                                                                                 --------------

                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)        VALUE+
                                                                       ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@DFA Short Term Investment Fund....................................  50,993,950    590,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
     02/01/13 (Collateralized by FNMA 3.500%, 11/01/42, valued at
     $3,772,264) to be repurchased at $3,698,315...................... $     3,698      3,698,298
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                593,698,298
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,323,626,144)^^............................................             $8,454,415,473
                                                                                   ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of inputs used to value the Series' investments as of January 31, 2013 is as follows (See Security Valuation Note):

                                                       VALUATION INPUTS
                                    ------------------------------------------------------
                                           INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                    -------------- -------------- --------- --------------
Common Stocks
   Australia....................... $    3,510,330 $  381,878,251       --  $  385,388,581
   Austria.........................             --     24,387,337       --      24,387,337
   Belgium.........................      2,504,815     85,495,767       --      88,000,582
   Canada..........................    899,161,621             --       --     899,161,621
   Denmark.........................             --    116,767,046       --     116,767,046
   Finland.........................      1,491,672     52,758,130       --      54,249,802
   France..........................      6,695,419    709,101,224       --     715,796,643
   Germany.........................     99,918,949    549,928,262       --     649,847,211
   Greece..........................             --      4,303,720       --       4,303,720
   Hong Kong.......................             --    172,971,822       --     172,971,822
   Ireland.........................      5,354,908      9,972,293       --      15,327,201
   Israel..........................      4,185,539     34,537,373       --      38,722,912
   Italy...........................     18,520,060     80,269,279       --      98,789,339
   Japan...........................    120,250,633  1,335,468,200       --   1,455,718,833
   Netherlands.....................     17,336,914    240,376,473       --     257,713,387
   New Zealand.....................             --      5,994,053       --       5,994,053
   Norway..........................        287,520     91,111,197       --      91,398,717
   Portugal........................             --      7,174,649       --       7,174,649
   Singapore.......................             --     93,616,373       --      93,616,373
   Spain...........................     11,326,731    161,396,869       --     172,723,600
   Sweden..........................     11,045,079    257,494,464       --     268,539,543
   Switzerland.....................     60,922,442    456,345,020       --     517,267,462
   United Kingdom..................    939,627,295    758,141,646       --   1,697,768,941
Preferred Stocks
   Germany.........................             --     29,087,778       --      29,087,778
Rights/Warrants
   Spain...........................             --             22       --              22
Securities Lending Collateral......             --    593,698,298       --     593,698,298
                                    -------------- -------------- --------- --------------
TOTAL.............................. $2,202,139,927 $6,252,275,546       --  $8,454,415,473
                                    ============== ============== ========= ==============

              See accompanying Notes to Schedules of Investments.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                       SHARES   VALUE++
                                                                       ------- ----------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (19.8%)
  #*Accordia Golf Co., Ltd............................................   5,208 $5,083,315
    Aeon Fantasy Co., Ltd.............................................  57,832    888,331
    Ahresty Corp......................................................  89,700    506,563
    Aigan Co., Ltd....................................................  96,200    324,234
    Aisan Industry Co., Ltd........................................... 168,600  1,421,116
  #*Akebono Brake Industry Co., Ltd................................... 239,100  1,161,226
   #Alpen Co., Ltd....................................................  94,000  1,713,859
    Alpha Corp........................................................  30,400    329,890
   *Alpine Electronics, Inc........................................... 229,200  2,065,763
    Amiyaki Tei Co., Ltd..............................................     235    534,891
    Amuse, Inc........................................................  34,099    716,190
  #*Anrakutei Co., Ltd................................................  38,000    164,335
    AOI Pro, Inc......................................................  39,000    254,611
   *AOKI Holdings, Inc................................................  97,100  2,333,820
   *Aoyama Trading Co., Ltd........................................... 314,300  6,168,603
   *Arata Corp........................................................  70,000    266,395
   *Arcland Sakamoto Co., Ltd.........................................  65,900  1,065,053
   *Arnest One Corp................................................... 221,200  3,539,319
   *Asahi Broadcasting Corp...........................................   5,800     38,460
   #Asahi Co., Ltd....................................................  73,200    975,408
   #Asatsu-DK, Inc.................................................... 147,600  3,972,456
   *Ashimori Industry Co., Ltd........................................ 319,000    457,697
   *ASKUL Corp........................................................  94,200  1,397,770
    Asti Corp.........................................................  12,000     28,323
   #Atom Corp......................................................... 140,400    905,794
   #Atsugi Co., Ltd................................................... 858,000  1,078,662
   *Autobacs Seven Co., Ltd........................................... 125,400  5,101,145
   *Avex Group Holdings, Inc.......................................... 185,200  5,005,827
    Belluna Co., Ltd..................................................  50,550    378,479
    Best Bridal, Inc..................................................     266    254,025
  #*Best Denki Co., Ltd............................................... 392,000    588,826
   #Bic Camera, Inc...................................................   4,380  2,197,608
    Bookoff Corp......................................................  45,000    340,594
  #*Calsonic Kansei Corp.............................................. 860,000  3,568,923
   #Can Do Co., Ltd...................................................     714    864,901
   *Carchs Holdings Co., Ltd.......................................... 731,400    352,016
    Central Sports Co., Ltd...........................................  14,700    237,561
   *Chiyoda Co., Ltd.................................................. 131,200  3,037,189
    Chofu Seisakusho Co., Ltd.........................................  88,800  1,832,929
  #*Chori Co., Ltd....................................................  69,200    748,888
    Chuo Spring Co., Ltd.............................................. 202,000    705,821
   *Clarion Co., Ltd.................................................. 668,000  1,038,196
    Cleanup Corp...................................................... 131,900    953,828
  #*Colowide Co., Ltd.................................................  71,950    712,362
    Corona Corp.......................................................  77,400  1,008,151
   #Cross Plus, Inc...................................................  22,000    209,302
   *Daido Metal Co., Ltd.............................................. 172,000  1,471,529
   #Daidoh, Ltd....................................................... 123,600    856,954
  #*Daiei, Inc. (The)................................................. 662,650  1,506,092
   *Daiichikosho Co., Ltd.............................................  62,000  1,515,701
   #Daikoku Denki Co., Ltd............................................  40,600    961,137
    Daimaruenawin Co., Ltd............................................     400      3,444
    Dainichi Co., Ltd.................................................  54,900    580,289
    Daisyo Corp.......................................................  54,300    714,636
  #*DCM Holdings Co., Ltd............................................. 483,700  3,179,240
   *Descente, Ltd..................................................... 232,000  1,515,912
  #*Doshisha Co., Ltd.................................................  58,200  1,578,728
   *Doutor Nichires Holdings Co., Ltd................................. 170,086  2,403,618

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Consumer Discretionary -- (Continued)
    Dunlop Sports Co., Ltd............................................    70,200 $  775,631
    Dynic Corp........................................................   136,000    265,514
   *Eagle Industry Co., Ltd...........................................   137,000  1,146,385
  #*Edion Corp........................................................   470,800  2,263,196
   *Exedy Corp........................................................   176,400  3,871,803
    F&A Aqua Holdings, Inc............................................    86,120  1,002,070
   *FCC Co., Ltd......................................................   177,000  3,804,542
   #Fields Corp.......................................................    69,900    972,240
    Fine Sinter Co., Ltd..............................................    49,000    146,666
    First Juken Co., Ltd..............................................    26,800    324,762
  #*Foster Electric Co., Ltd..........................................   118,800  1,870,423
   #France Bed Holdings Co., Ltd......................................   663,000  1,486,866
   #F-Tech, Inc.......................................................    31,300    435,402
  #*Fuji Co., Ltd.....................................................    96,300  1,943,999
    Fuji Corp., Ltd...................................................   121,600    672,085
  #*Fuji Kiko Co., Ltd................................................   148,000    496,821
   *Fuji Kyuko Co., Ltd...............................................   297,000  1,743,159
    Fuji Oozx, Inc....................................................     6,000     25,209
  #*Fujibo Holdings, Inc..............................................   610,000  2,001,728
    Fujikura Rubber, Ltd..............................................    72,900    216,727
   #Fujita Kanko, Inc.................................................   331,100  1,113,837
   *Fujitsu General, Ltd..............................................   313,000  2,742,783
    FuKoKu Co., Ltd...................................................    23,100    209,441
    Funai Electric Co., Ltd...........................................    84,200  1,152,136
   #Furukawa Battery Co., Ltd.........................................    56,000    303,754
  #*Futaba Industrial Co., Ltd........................................   288,100  1,310,762
    G-7 Holdings, Inc.................................................    29,200    159,225
   *Gajoen Kanko Co...................................................    37,000         --
   #Gakken Holdings Co., Ltd..........................................   322,000  1,006,281
    Genki Sushi Co., Ltd..............................................    19,400    238,278
  #*Geo Holdings Corp.................................................     1,643  1,647,661
    GLOBERIDE, Inc....................................................   520,000    654,770
   #Goldwin, Inc......................................................   180,000  1,061,346
   *Gourmet Kineya Co., Ltd...........................................    87,000    605,866
    GSI Creos Corp....................................................   267,000    402,639
    G-Tekt Corp.......................................................    33,900    803,768
   #Gulliver International Co., Ltd...................................    31,100  1,320,695
   *Gunze, Ltd........................................................   918,000  2,457,144
    H.I.S. Co., Ltd...................................................   101,800  3,473,850
   #Hagihara Industries, Inc..........................................     4,800     73,377
   *HAJIME CONSTRUCTION Co., Ltd......................................    48,000  2,041,666
    Hakuyosha Co., Ltd................................................    73,000    168,439
   #Happinet Corp.....................................................    74,600    590,055
    Hard Off Corp. Co., Ltd...........................................    44,500    307,420
    Haruyama Trading Co., Ltd.........................................    47,900    256,301
   *Haseko Corp....................................................... 6,977,500  6,708,184
    Hiday Hidaka Corp.................................................    47,220  1,072,306
    Higashi Nihon House Co., Ltd......................................   200,000    918,988
    HI-LEX Corp.......................................................    25,100    412,190
   #Himaraya Co., Ltd.................................................    35,900    284,317
    Hiramatsu, Inc....................................................       369    734,252
    H-One Co., Ltd....................................................    54,500    567,437
   #Honeys Co., Ltd...................................................    85,480  1,046,704
   *Hoosiers Corp.....................................................     1,499  1,304,681
    I Metal Technology Co., Ltd.......................................   142,000    249,597
   #Ichibanya Co., Ltd................................................    33,700  1,100,862
    Ichikawa Co., Ltd.................................................    62,000    114,596
  #*Ichikoh Industries, Ltd...........................................   285,000    472,350
    Ikyu Corp.........................................................       890    870,151
    Imasen Electric Industrial Co., Ltd...............................    67,800    813,385
    Imperial Hotel, Ltd...............................................    11,500    373,064

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Consumer Discretionary -- (Continued)
    Impress Holdings, Inc.............................................    34,900 $   53,094
    Intage, Inc.......................................................    28,100    667,697
   *Izuhakone Railway Co., Ltd........................................       300     17,716
   *Izutsuya Co., Ltd.................................................   443,000    491,423
   *Janome Sewing Machine Co., Ltd....................................   429,000    440,268
    Japan Vilene Co., Ltd.............................................   154,000    672,615
    Japan Wool Textile Co., Ltd. (The)................................   321,000  2,101,736
    Jidosha Buhin Kogyo Co., Ltd......................................    79,000    359,613
  #*Joban Kosan Co., Ltd..............................................    96,000    164,131
  #*Joshin Denki Co., Ltd.............................................   209,000  2,096,415
   *JVC Kenwood Holdings, Inc.........................................   809,630  2,804,636
  #*Kadokawa Group Holdings, Inc......................................    96,200  2,585,273
  #*Kappa Create Holdings Co., Ltd....................................    47,150  1,085,838
    Kasai Kogyo Co., Ltd..............................................   129,000    600,987
   #Kawai Musical Instruments Manufacturing Co., Ltd..................   412,000    800,637
   *Keihin Corp.......................................................   249,800  3,470,404
   #Keiyo Co., Ltd....................................................   175,100    933,737
   #Kentucky Fried Chicken Japan, Ltd.................................    77,000  1,754,644
   #Kimoto Co., Ltd...................................................   100,700    832,901
  #*Kinki Nippon Tourist Co., Ltd.....................................   360,000    517,657
  #*Kinugawa Rubber Industrial Co., Ltd...............................   268,000  1,479,771
   #Kisoji Co., Ltd...................................................    68,200  1,350,347
   #Kohnan Shoji Co., Ltd.............................................   173,000  2,076,456
   #Kojima Co., Ltd...................................................   145,700    517,489
    Komatsu Seiren Co., Ltd...........................................   146,000    632,843
   *Komeri Co., Ltd...................................................   146,000  3,911,185
    Konaka Co., Ltd...................................................   122,960    972,229
   *Koshidaka Holdings Co., Ltd.......................................    17,400    432,135
   #Kourakuen Corp....................................................    28,100    397,542
  #*K's Holdings Corp.................................................       400     10,876
    KU Holdings Co., Ltd..............................................    68,200    426,038
   *Kura Corp.........................................................    63,000    859,524
    Kurabo Industries, Ltd............................................ 1,220,000  2,064,957
    Kuraudia Co., Ltd.................................................     5,700     72,143
    Kuroganeya Co., Ltd...............................................     6,000     22,286
  #*KYB Co., Ltd......................................................   878,000  3,574,788
   *Kyoritsu Maintenance Co., Ltd.....................................    54,860  1,350,917
    Kyoto Kimono Yuzen Co., Ltd.......................................    59,600    685,105
    LEC, Inc..........................................................    36,900    424,886
   #Look, Inc.........................................................   184,000    746,267
    Mamiya-Op Co., Ltd................................................   285,000    602,607
    Marche Corp.......................................................    23,000    197,775
    Mars Engineering Corp.............................................    48,400  1,002,694
  #*Maruei Department Store Co., Ltd..................................   155,000    179,372
  #*Maruzen CHI Holdings Co., Ltd.....................................    24,100     88,596
    Maruzen Co., Ltd..................................................    46,000    353,110
  #*Matsuya Co., Ltd..................................................   111,000  1,005,668
  #*Matsuya Foods Co., Ltd............................................    47,300    852,038
  #*Megane TOP Co., Ltd...............................................   141,300  1,771,729
    Meiko Network Japan Co., Ltd......................................    58,600    649,018
    #Meiwa Estate Co., Ltd............................................    30,200    163,637
    Mikuni Corp.......................................................   108,000    217,105
    Misawa Homes Co., Ltd.............................................   109,100  1,522,659
   *Mitsuba Corp......................................................   190,690  1,213,058
    Mitsui Home Co., Ltd..............................................   159,000    916,493
    Mizuno Corp.......................................................   471,000  2,151,153
   #Monogatari Corp. (The)............................................    17,100    419,633
  #*MOS Food Services, Inc............................................   121,900  2,280,808
    Mr Max Corp.......................................................   119,000    423,938
    Murakami Corp.....................................................     7,000     94,660
   *Musashi Seimitsu Industry Co., Ltd................................   116,100  2,358,481

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Consumer Discretionary -- (Continued)
   *Nafco Co., Ltd....................................................    17,200 $  262,546
   *Nagawa Co., Ltd...................................................     8,000    131,579
   *Naigai Co., Ltd................................................... 2,643,000  1,847,053
   *Nakayamafuku Co., Ltd.............................................     5,800     43,003
    NEC Mobiling, Ltd.................................................    46,800  2,139,371
   *Next Co., Ltd.....................................................    40,500    440,235
   #Nice Holdings, Inc................................................   460,000  1,216,480
   #Nidec Copal Corp..................................................    88,700    629,645
   #Nidec Tosok Corp..................................................   109,300    823,439
  #*Nifco, Inc........................................................   250,900  5,210,869
    Nihon Eslead Corp.................................................    48,200    510,787
   #Nihon Plast Co., Ltd..............................................     1,600      9,014
    Nihon Tokushu Toryo Co., Ltd......................................    56,000    237,557
    Nikkato Corp......................................................       700      3,375
   *Nippon Columbia Co., Ltd..........................................   788,000    413,360
    Nippon Felt Co., Ltd..............................................    67,200    309,385
   #Nippon Piston Ring Co., Ltd.......................................   433,000    912,404
    Nippon Seiki Co., Ltd.............................................   213,400  2,534,491
    Nishikawa Rubber Co., Ltd.........................................       500      5,943
    Nishimatsuya Chain Co., Ltd.......................................   274,400  2,226,068
   *Nissan Shatai Co., Ltd............................................   123,023  1,532,064
  #*Nissan Tokyo Sales Holdings Co., Ltd..............................   236,000    870,494
   #Nissen Holdings Co., Ltd..........................................   187,991    683,211
   *Nissin Kogyo Co., Ltd.............................................   196,400  2,946,140
    Nittan Valve Co., Ltd.............................................    82,800    284,400
    Noritsu Koki Co., Ltd.............................................   101,700    442,331
    Ohashi Technica, Inc..............................................       600      4,317
   *Ohsho Food Service Corp...........................................    28,400    752,413
   *Onward Holdings Co., Ltd..........................................   744,000  5,622,547
    OPT, Inc..........................................................    25,400    216,627
   #Otsuka Kagu, Ltd..................................................    28,000    243,199
   *Pacific Industrial Co., Ltd.......................................   190,500    984,150
   *Pal Co., Ltd......................................................    28,900  1,269,514
    Paltac Corp.......................................................   143,834  1,792,898
   *PanaHome Corp.....................................................   443,200  2,825,748
  #*Parco Co., Ltd....................................................    71,500    742,066
   *Paris Miki Holdings, Inc..........................................   160,600    838,690
    PIA Corp..........................................................    18,500    270,380
    Piolax, Inc.......................................................    54,200  1,301,186
   *Pioneer Electronic Corp........................................... 1,611,000  4,024,894
   *Plenus Co., Ltd...................................................   109,700  1,807,851
  #*Point, Inc........................................................    90,890  3,131,425
   *Press Kogyo Co., Ltd..............................................   555,000  2,443,169
    Pressance Corp....................................................    31,700    984,471
   #Proto Corp........................................................    41,900    711,918
    Renaissance, Inc..................................................    16,800    127,755
  #*Renown, Inc.......................................................   292,400    459,786
   #Resort Solution Co., Ltd..........................................   180,000    377,639
   *Resorttrust, Inc..................................................   186,308  4,048,537
  #*Rhythm Watch Co., Ltd.............................................   650,000  1,235,583
    Right On Co., Ltd.................................................    72,625    575,510
    Riken Corp........................................................   495,000  1,843,054
   #Ringer Hut Co., Ltd...............................................    61,100    783,556
   #Riso Kyoiku Co., Ltd..............................................    10,591    839,148
    Roland Corp.......................................................    92,800    843,109
   *Round One Corp....................................................   404,700  2,349,133
   #Royal Holdings Co., Ltd...........................................   139,900  1,641,150
   *Ryohin Keikaku Co., Ltd...........................................    57,300  3,245,211
  #*Sagami Chain Co., Ltd.............................................    68,000    544,595
  #*Saizeriya Co., Ltd................................................   162,100  2,150,703
   #Sakai Ovex Co., Ltd...............................................   307,000    470,217

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                       SHARES   VALUE++
                                                                       ------- ----------
Consumer Discretionary -- (Continued)
    San Holdings, Inc.................................................  14,000 $  204,300
  #*Sanden Corp....................................................... 440,000  1,799,868
   *Sanei Architecture Planning Co., Ltd..............................   9,800     92,853
   *Sangetsu Co., Ltd................................................. 135,825  3,412,264
   #Sanko Marketing Foods Co., Ltd....................................     217    220,352
   #Sankyo Seiko Co., Ltd............................................. 146,900    514,400
    Sanoh Industrial Co., Ltd......................................... 130,000    881,417
   *Sanyo Electric Railway Co., Ltd...................................  19,000     71,442
    Sanyo Housing Nagoya Co., Ltd.....................................     482    614,335
    Sanyo Shokai, Ltd................................................. 678,000  1,852,774
    Scroll Corp....................................................... 128,300    384,337
  #*Seiko Holdings Corp............................................... 236,407    750,479
   *Seiren Co., Ltd................................................... 261,800  1,620,983
   #Senshukai Co., Ltd................................................ 170,000  1,036,129
   #Septeni Holdings Co., Ltd.........................................     448    370,825
  #*Seria Co., Ltd....................................................  94,900  1,514,850
   *Seven Seas Holdings Co., Ltd...................................... 229,200     75,229
   *Shidax Corp.......................................................  34,900    192,696
    Shikibo, Ltd...................................................... 794,000    989,608
   *Shimachu Co., Ltd................................................. 254,400  5,383,289
    Shimojima Co., Ltd................................................  23,800    257,426
    Shiroki Corp...................................................... 285,000    748,934
    Shobunsha Publications, Inc....................................... 320,700  2,068,573
   #Shochiku Co., Ltd................................................. 307,400  3,415,747
   *Showa Corp........................................................ 320,400  3,442,491
   *SKY Perfect JSAT Holdings, Inc....................................   8,199  3,847,816
    SNT Corp.......................................................... 110,200    485,261
    Soft99 Corp.......................................................  70,600    443,440
    Sotoh Co., Ltd....................................................  49,700    440,471
    SPK Corp..........................................................  16,900    289,275
   *St. Marc Holdings Co., Ltd........................................  44,400  1,752,945
   *Starbucks Coffee Japan, Ltd.......................................     734    535,930
  #*Start Today Co., Ltd.............................................. 279,900  2,689,995
    Starts Corp., Inc.................................................  21,000    160,510
    Studio Alice Co., Ltd.............................................  49,700    708,379
    Suminoe Textile Co., Ltd.......................................... 328,000    782,136
   *Sumitomo Forestry Co., Ltd........................................ 436,666  4,277,333
   *Suncall Corp......................................................   4,000     20,181
  #*SxL Corp.......................................................... 571,000  1,045,535
    T. RAD Co., Ltd................................................... 321,000    822,277
   #Tachikawa Corp....................................................  50,800    256,753
  #*Tachi-S Co., Ltd.................................................. 122,740  2,163,209
    Tact Home Co., Ltd................................................     533    803,071
    Taiho Kogyo Co., Ltd..............................................  98,300  1,183,422
    Takamatsu Construction Group Co., Ltd.............................  90,500  1,352,406
    Take & Give Needs Co., Ltd........................................   4,882    510,367
    Takihyo Co., Ltd..................................................  62,000    313,860
   #Tamron Co., Ltd...................................................  77,700  2,190,166
   #TBK Co., Ltd...................................................... 116,000    659,598
   *Ten Allied Co., Ltd...............................................  50,000    167,220
    T-Gaia Corp.......................................................  33,000    324,883
    Tigers Polymer Corp...............................................  59,000    201,998
    Toa Corp..........................................................  74,000    549,385
    Toabo Corp........................................................ 441,000    337,090
  #*Toei Animation Co., Ltd...........................................  18,500    481,921
   *Toei Co., Ltd..................................................... 408,000  2,194,560
   *Tohokushinsha Film Corp...........................................   4,800     37,429
   *Tokai Rika Co., Ltd............................................... 295,500  4,840,134
   *Tokai Rubber Industries, Ltd...................................... 216,400  2,232,015
   *Token Corp........................................................  41,620  2,319,943
   #Tokyo Derica Co., Ltd.............................................  42,700    472,795

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
Consumer Discretionary -- (Continued)
  #*Tokyo Dome Corp...................................................   877,200 $  3,343,247
    Tokyo Kaikan Co., Ltd.............................................    12,000       42,006
    Tokyo Soir Co., Ltd...............................................    49,000      124,094
   #Tokyotokeiba Co., Ltd.............................................   828,000    1,995,372
   #Tokyu Recreation Co., Ltd.........................................    77,000      395,786
  #*Tomy Co., Ltd.....................................................   323,293    1,740,924
   *Topre Corp........................................................   197,400    1,908,756
   *Toridoll.Corp.....................................................    87,400    1,081,401
   *Touei Housing Corp................................................    76,240    1,087,741
   #Toyo Tire & Rubber Co., Ltd....................................... 1,012,000    3,487,772
   *Toyobo Co., Ltd................................................... 4,525,000    7,215,785
    TPR Co., Ltd......................................................   115,900    1,493,346
   *TS Tech Co., Ltd..................................................   243,300    4,705,809
   *TSI Holdings Co., Ltd.............................................   470,295    2,503,086
   *Tsukamoto Co., Ltd................................................   183,000      330,415
    Tsutsumi Jewelry Co., Ltd.........................................    49,300    1,211,890
    TV Asahi Corp.....................................................    32,600      502,855
    Tv Tokyo Holdings Corp............................................    28,100      305,102
    Umenohana Co., Ltd................................................        44       91,276
   *Unipres Corp......................................................   186,700    4,135,053
   *United Arrows, Ltd................................................   100,000    2,420,080
   *Unitika, Ltd...................................................... 3,017,000    1,718,306
   *Usen Corp.........................................................   639,470    1,128,337
    U-Shin, Ltd.......................................................   135,400    1,036,447
   *Village Vanguard Co., Ltd.........................................       150      191,326
   *VT Holdings Co., Ltd..............................................   144,100    1,400,305
    Watabe Wedding Corp...............................................    30,200      233,663
  #*WATAMI Co., Ltd...................................................   114,500    2,158,666
    Wowow, Inc........................................................       140      309,904
   *Xebio Co., Ltd....................................................   136,700    2,792,843
   *Yamatane Corp.....................................................   525,000      910,651
    Yamato International, Inc.........................................    20,400       88,906
   #Yellow Hat, Ltd...................................................    89,700    1,351,852
    Yomiuri Land Co., Ltd.............................................   198,000    1,082,442
    Yonex Co., Ltd....................................................    40,000      221,748
    Yorozu Corp.......................................................    88,900    1,275,519
  #*Yoshinoya Holdings Co., Ltd.......................................     1,698    2,030,454
   *Zenrin Co., Ltd...................................................   142,400    1,898,391
   #Zensho Co., Ltd...................................................   313,600    3,599,993
   #Zojirushi Corp....................................................    37,000      119,937
                                                                                 ------------
Total Consumer Discretionary..........................................            427,997,348
                                                                                 ------------
Consumer Staples -- (7.8%)
   *Aderans Co., Ltd..................................................    26,650      345,165
   *Aeon Hokkaido Corp................................................   376,700    2,015,375
    Ahjikan Co., Ltd..................................................     7,300       64,453
   *Ain Pharmaciez, Inc...............................................    53,300    2,879,641
   *Arcs Co., Ltd.....................................................   172,000    3,221,570
   *Ariake Japan Co., Ltd.............................................   102,000    1,858,016
    Artnature, Inc....................................................    16,000      251,934
    Belc Co., Ltd.....................................................    16,100      245,257
    Cawachi, Ltd......................................................    83,300    1,714,169
   *Chubu Shiryo Co., Ltd.............................................    93,100      533,485
    Chuo Gyorui Co., Ltd..............................................    93,000      210,092
   #Coca-Cola Central Japan Co., Ltd..................................   141,400    1,894,626
   *cocokara fine, Inc................................................    77,560    2,543,024
    Cosmos Pharmaceutical Corp........................................     3,100      331,913
    CREATE SD HOLDINGS Co., Ltd.......................................    17,500      563,638
    Daikokutenbussan Co., Ltd.........................................    27,100      673,060
  #*Dr. Ci:Labo Co., Ltd..............................................       632    1,867,946
    Dydo Drinco, Inc..................................................    49,800    2,005,840

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CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Consumer Staples -- (Continued)
    Echo Trading Co., Ltd.............................................    11,000 $  100,220
   #Ensuiko Sugar Refining Co., Ltd...................................   102,000    272,560
   *Ezaki Glico Co., Ltd..............................................     5,000     49,162
   *Fancl Corp........................................................   216,500  2,425,324
  #*First Baking Co., Ltd.............................................   183,000    175,892
   *Fuji Oil Co., Ltd.................................................   319,200  4,336,379
    Fujicco Co., Ltd..................................................   116,600  1,334,743
   #Fujiya Co., Ltd...................................................   276,000    628,187
   *HABA Laboratories, Inc............................................       100      3,255
    Hagoromo Foods Corp...............................................    39,000    473,398
   *Harashin Narus Holdings Co., Ltd..................................    63,000  1,112,621
   *Heiwado Co., Ltd..................................................   159,700  2,291,311
    Hohsui Corp.......................................................   126,000    172,093
   #Hokkaido Coca-Cola Bottling Co., Ltd..............................    87,000    391,941
  #*Hokuto Corp.......................................................   117,900  2,211,600
    Inageya Co., Ltd..................................................   171,800  1,888,613
   *Ito En, Ltd.......................................................    18,300    355,468
    Itochu-Shokuhin Co., Ltd..........................................    27,400    963,551
   *Itoham Foods, Inc.................................................   770,800  3,493,309
   *Iwatsuka Confectionery Co., Ltd...................................       300     13,613
    Izumiya Co., Ltd..................................................   447,000  2,426,816
   *J-Oil Mills, Inc..................................................   488,000  1,441,822
   *Kakiyasu Honten Co., Ltd..........................................     4,400     62,057
   #Kameda Seika Co., Ltd.............................................    69,100  1,500,472
   *Kasumi Co., Ltd...................................................   222,000  1,405,896
   *Kato Sangyo Co., Ltd..............................................   109,300  2,034,712
   *Kenko Mayonnaise Co., Ltd.........................................    16,900    164,090
    KEY Coffee, Inc...................................................    62,700  1,117,932
    Kirindo Co., Ltd..................................................    28,300    213,952
   *Kose Corp.........................................................   170,700  3,596,300
   #Kusuri No Aoki Co., Ltd...........................................    25,100  1,317,919
    Kyodo Shiryo Co., Ltd.............................................   407,000    467,260
   #Kyokuyo Co., Ltd..................................................   271,000    604,770
   #Life Corp.........................................................   183,400  2,541,619
   #Lion Corp.........................................................    57,000    273,058
   *Mandom Corp.......................................................    98,200  2,920,504
    Marudai Food Co., Ltd.............................................   471,000  1,558,156
   #Maruetsu, Inc. (The)..............................................   375,000  1,209,808
   *Maruha Nichiro Holdings, Inc...................................... 2,203,069  3,829,828
  #*Matsumotokiyoshi Holdings Co., Ltd................................   166,900  4,048,877
   *Maxvalu Tohok Co., Ltd............................................     5,200     51,984
    Maxvalu Tokai Co., Ltd............................................    57,500    885,239
   *Megmilk Snow Brand Co., Ltd.......................................   234,000  4,036,166
    Meito Sangyo Co., Ltd.............................................    53,600    574,605
    Mikuni Coca-Cola Bottling Co., Ltd................................   171,600  1,763,077
    Milbon Co., Ltd...................................................    50,514  1,629,130
   *Ministop Co., Ltd.................................................    86,400  1,443,722
    Mitsubishi Shokuhin Co., Ltd......................................    87,800  2,534,917
  #*Mitsui Sugar Co., Ltd.............................................   514,850  1,626,573
    Miyoshi Oil & Fat Co., Ltd........................................   276,000    571,937
    Morinaga & Co., Ltd...............................................   946,000  2,003,914
   *Morinaga Milk Industry Co., Ltd...................................   956,000  3,071,048
    Morishita Jinton Co., Ltd.........................................    46,800    205,643
    Morozoff, Ltd.....................................................   127,000    432,700
    Nagatanien Co., Ltd...............................................   123,000  1,193,410
    Nakamuraya Co., Ltd...............................................   174,000    788,776
    Natori Co., Ltd...................................................     7,100     68,725
    Nichimo Co., Ltd..................................................   170,000    382,884
   *Nichirei Corp..................................................... 1,248,000  6,200,355
   #Nihon Chouzai Co., Ltd............................................    20,300    527,535
    Niitaka Co., Ltd..................................................     7,260     73,290

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CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
Consumer Staples -- (Continued)
   *Nippon Beet Sugar Manufacturing Co., Ltd..........................   550,000 $  1,049,729
    Nippon Flour Mills Co., Ltd.......................................   583,000    2,454,571
   #Nippon Formula Feed Manufacturing Co., Ltd........................   456,000      582,078
   #Nippon Suisan Kaisha, Ltd......................................... 1,141,200    2,267,497
    Nisshin Oillio Group, Ltd. (The)..................................   585,000    2,133,244
    Nissin Sugar Holdings Co., Ltd....................................    15,700      322,808
    Nitto Fuji Flour Milling Co., Ltd.................................    64,000      219,649
   #Noevir Holdings Co., Ltd..........................................    50,100      761,055
    Oenon Holdings, Inc...............................................   305,000      756,862
   #OIE Sangyo Co., Ltd...............................................    20,900      191,183
    Okuwa Co., Ltd....................................................   116,000    1,349,480
    Olympic Corp......................................................    64,900      553,847
   *OUG Holdings, Inc.................................................     9,000       16,213
    Pietro Co., Ltd...................................................     2,700       27,180
   *Pigeon Corp.......................................................    95,800    5,217,838
    Poplar Co., Ltd...................................................    25,760      161,874
   *Prima Meat Packers, Ltd...........................................   813,000    1,556,414
   *Qol Co., Ltd......................................................       200        1,921
    Riken Vitamin Co., Ltd............................................    79,200    1,879,891
   *Rock Field Co., Ltd...............................................    53,500      900,528
   #Rokko Butter Co., Ltd.............................................    14,800       94,737
    S Foods, Inc......................................................    76,262      748,236
    S.T. Chemical Co., Ltd............................................    77,800      820,354
    Sakata Seed Corp..................................................   166,300    1,998,058
    San-A Co., Ltd....................................................    41,800    1,699,019
   #Sapporo Holdings, Ltd............................................. 1,735,000    5,760,297
   #Shoei Foods Corp..................................................    44,000      299,970
    Showa Sangyo Co., Ltd.............................................   524,000    1,699,642
    Sogo Medical Co., Ltd.............................................    26,500      873,074
   *Starzen Co., Ltd..................................................   300,000      848,973
    Takara Holdings, Inc..............................................   834,500    6,985,106
   #Tobu Store Co., Ltd...............................................   205,000      640,870
    Toho Co., Ltd.....................................................   170,000      604,073
   #Tohto Suisan Co., Ltd.............................................   138,000      227,629
   #Torigoe Co., Ltd. (The)...........................................    86,600      591,256
    Toyo Sugar Refining Co., Ltd......................................   157,000      176,530
    Tsuruha Holdings, Inc.............................................     3,700      309,374
    Uoriki Co., Ltd...................................................     1,500       16,654
   *Valor Co., Ltd....................................................   178,400    2,848,345
    Warabeya Nichiyo Co., Ltd.........................................    78,260    1,286,633
    Welcia Holdings Co., Ltd..........................................    41,000    1,509,287
    Yaizu Suisankagaku Industry Co., Ltd..............................    41,400      359,169
    Yamaya Corp.......................................................    14,000      188,603
    Yaoko Co., Ltd....................................................    40,800    1,635,048
   #Yokohama Reito Co., Ltd...........................................   214,600    1,507,601
    Yomeishu Seizo Co., Ltd...........................................   100,000      879,429
    Yonekyu Corp......................................................   100,000    1,032,504
    Yuasa Funashoku Co., Ltd..........................................   112,000      252,123
    Yukiguni Maitake Co., Ltd.........................................    73,856      247,518
    Yutaka Foods Corp.................................................     6,000      101,835
                                                                                 ------------
Total Consumer Staples................................................            167,359,731
                                                                                 ------------

Energy -- (0.7%)
    AOC Holdings, Inc.................................................   203,400      863,861
   #BP Castrol K.K....................................................    66,500      273,168
   *Fuji Kosan Co., Ltd...............................................    33,100      227,840
   *Itochu Enex Co., Ltd..............................................   302,200    1,627,215
   #Japan Drilling Co., Ltd...........................................    20,300      654,118
    Japan Oil Transportation Co., Ltd.................................    79,000      176,753
    Kanto Natural Gas Development Co., Ltd............................   155,000      856,734
  #*Kyoei Tanker Co., Ltd.............................................   111,000      256,562

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CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- -----------
Energy -- (Continued)
   *Mitsuuroko Holdings Co., Ltd......................................   168,300 $   908,368
    Modec, Inc........................................................    14,000     318,360
  #*Nippon Gas Co., Ltd...............................................   149,800   1,869,637
    Nippon Seiro Co., Ltd.............................................    64,000     165,241
   #Sala Corp.........................................................   128,500     692,860
    San-Ai Oil Co., Ltd...............................................   278,000   1,207,744
   *Shinko Plantech Co., Ltd..........................................   215,300   1,759,180
    Sinanen Co., Ltd..................................................   251,000   1,037,501
    Toa Oil Co., Ltd..................................................   352,000     381,114
   #Toyo Kanetsu K.K..................................................   609,000   1,311,176
                                                                                 -----------
Total Energy..........................................................            14,587,432
                                                                                 -----------

Financials -- (10.6%)
   *77 Bank, Ltd. (The)...............................................   155,000     666,782
    Aichi Bank, Ltd. (The)............................................    54,200   2,843,717
    Airport Facilities Co., Ltd.......................................   128,470     648,619
   *Aizawa Securities Co., Ltd........................................    31,700     113,801
   *Akita Bank, Ltd. (The)............................................   979,400   2,763,402
   *Aomori Bank, Ltd. (The)........................................... 1,016,000   3,078,943
    Asax Co., Ltd.....................................................        17      22,617
   *Awa Bank, Ltd. (The)..............................................   690,000   4,191,782
   *Bank of Iwate, Ltd. (The).........................................    84,400   3,530,186
    Bank of Kochi, Ltd. (The).........................................    23,000      24,604
    Bank of Nagoya, Ltd. (The)........................................   867,297   3,075,067
   *Bank of Okinawa, Ltd. (The).......................................   100,200   3,922,825
    Bank of Saga, Ltd. (The)..........................................   689,000   1,574,793
   *Bank of the Ryukyus, Ltd..........................................   215,180   2,682,371
   *Chiba Kogyo Bank, Ltd. (The)......................................   204,000   1,602,984
    Chukyo Bank, Ltd. (The)...........................................   675,000   1,483,553
  #*Cosmos Initia Co., Ltd............................................    60,400     338,432
   *Daibiru Corp......................................................   280,500   2,722,028
   *Daikyo, Inc....................................................... 1,923,000   5,149,300
    Daisan Bank, Ltd. (The)...........................................   685,000   1,318,441
   *Daishi Bank, Ltd. (The)........................................... 1,667,000   5,791,880
    Daito Bank, Ltd. (The)............................................   736,000     852,144
   *Ehime Bank, Ltd. (The)............................................   692,000   1,778,582
   *Eighteenth Bank, Ltd. (The)....................................... 1,088,000   2,830,738
   *FIDEA Holdings Co., Ltd...........................................   423,800   1,014,104
   *Fukui Bank, Ltd. (The)............................................ 1,051,000   2,070,510
   *Fukushima Bank, Ltd. (The)........................................ 1,152,000   1,271,189
    Fuyo General Lease Co., Ltd.......................................    84,500   3,020,768
    Goldcrest Co., Ltd................................................    96,290   1,832,625
   *Heiwa Real Estate Co., Ltd........................................   248,900   3,367,197
    Higashi-Nippon Bank, Ltd..........................................   696,000   1,721,575
   *Higo Bank, Ltd. (The).............................................   885,000   5,454,937
   *Hokkoku Bank, Ltd. (The).......................................... 1,307,000   5,373,222
   *Hokuetsu Bank, Ltd. (The)......................................... 1,013,000   2,183,827
   *Hyakugo Bank, Ltd. (The).......................................... 1,217,609   5,274,364
   *Hyakujishi Bank, Ltd. (The)....................................... 1,199,000   4,486,693
    IBJ Leasing Co., Ltd..............................................    69,100   1,853,553
    Ichiyoshi Securities Co., Ltd.....................................   171,300   1,413,864
  #*Iida Home Max Co., Ltd............................................    86,700   1,129,187
    Iwai Cosmo Holdings, Inc..........................................    79,700     493,410
   *Japan Asia Investment Co., Ltd....................................    42,000      32,977
  #*Jimoto Holdings, Inc..............................................   132,800     313,847
   *Jowa Holdings Co., Ltd............................................     7,000     151,244
    Juroku Bank, Ltd.................................................. 1,616,000   5,655,745
   #kabu.com Securities Co., Ltd......................................    10,400      50,501
    Kabuki-Za Co., Ltd................................................    39,000   2,125,604
  #*Kagoshima Bank, Ltd. (The)........................................   749,000   4,821,829
   *Kansai Urban Banking Corp.........................................   325,000     409,151

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CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
Financials -- (Continued)
    Keihanshin Building Co., Ltd......................................    43,400 $    235,407
   *Keiyo Bank, Ltd. (The)............................................   834,000    3,956,544
  #*Kenedix, Inc......................................................    13,032    4,071,312
   *Kita-Nippon Bank, Ltd. (The)......................................    49,806    1,343,018
   *Kiyo Holdings, Inc................................................ 3,394,900    5,018,031
    Kobayashi Yoko Co., Ltd...........................................   170,400      427,888
    Kosei Securities Co., Ltd.........................................   289,000      569,460
   *Kyokuto Securities Co., Ltd.......................................   121,200    1,512,313
   *Leopalace21 Corp..................................................    98,485      379,652
    Marusan Securities Co., Ltd.......................................   342,400    2,464,682
   *Michinoku Bank, Ltd. (The)........................................   740,000    1,552,358
    Mie Bank, Ltd. (The)..............................................   256,000      570,875
   *Minato Bank, Ltd. (The)........................................... 1,076,000    1,882,246
    Mito Securities Co., Ltd..........................................   294,000      995,910
    Miyazaki Bank, Ltd. (The).........................................   784,000    2,007,839
  #*Monex Group, Inc..................................................    11,348    3,325,041
   *Musashino Bank, Ltd...............................................   171,100    5,851,697
   *Nagano Bank, Ltd. (The)...........................................   423,000      763,345
   *Nanto Bank, Ltd. (The)............................................   663,000    2,882,406
   *New Real Property K.K.............................................    43,900           --
    Nisshin Fudosan Co., Ltd..........................................    98,900      637,955
   *North Pacific Bank, Ltd...........................................   770,300    2,470,355
   *Ogaki Kyoritsu Bank, Ltd. (The)................................... 1,583,000    5,171,935
    Oita Bank, Ltd. (The).............................................   896,900    3,277,351
    Okasan Securities Group, Inc......................................   832,000    5,224,929
  #*Osaka Securities Exchange Co., Ltd................................    26,200    1,575,879
   *Relo Holdings, Inc................................................    26,300      970,524
    Ricoh Leasing Co., Ltd............................................    91,700    2,515,072
   *San-in Godo Bank, Ltd. (The)......................................   891,000    7,059,063
   *Sawada Holdings Co., Ltd..........................................    17,200      117,655
   *Senshu Ikeda Holdings, Inc........................................   283,600    1,586,795
   *Shiga Bank, Ltd...................................................   206,000    1,195,031
    Shikoku Bank, Ltd.................................................   904,000    2,350,860
   *SHIMANE BANK, Ltd. (The)..........................................     3,700       49,439
    Shimizu Bank, Ltd.................................................    42,100    1,255,330
   *Sumitomo Real Estate Sales Co., Ltd...............................    51,570    2,549,191
    Taiko Bank, Ltd. (The)............................................   125,000      318,332
   *Takagi Securities Co., Ltd........................................   211,000      462,072
   *Takara Leben Co., Ltd.............................................   168,200    1,960,734
   *TOC Co., Ltd......................................................   435,250    2,831,048
    Tochigi Bank, Ltd.................................................   726,000    2,698,883
   *Toho Bank, Ltd.................................................... 1,107,200    3,507,488
    Toho Real Estate Co., Ltd.........................................   140,700    1,138,427
    Tohoku Bank, Ltd. (The)...........................................   494,000      821,950
   *Tokai Tokyo Financial Holdings, Inc............................... 1,152,000    5,776,430
   #Tokyo Rakutenchi Co., Ltd.........................................   218,000      878,946
   #Tokyo Theatres Co., Inc...........................................   442,000      675,681
   *Tokyo Tomin Bank, Ltd.............................................   167,400    1,694,588
  #*Tokyu Livable, Inc................................................   115,400    1,828,791
    Tomato Bank, Ltd..................................................   432,000      854,195
   *TOMONY Holdings, Inc..............................................   760,450    3,300,634
   #Tosei Corp........................................................     1,525    1,198,072
    Tottori Bank, Ltd.................................................   332,000      674,069
    Towa Bank, Ltd.................................................... 1,397,000    1,571,047
    Toyo Securities Co., Ltd..........................................   380,000    1,037,463
    Tsukuba Bank, Ltd. (The)..........................................   326,200    1,208,405
   *Yachiyo Bank, Ltd. (The)..........................................    52,800    1,252,820
    Yamagata Bank, Ltd................................................   723,500    3,237,671
   *Yamanashi Chuo Bank, Ltd..........................................   802,000    3,255,480
                                                                                 ------------
Total Financials......................................................            228,530,128
                                                                                 ------------

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CONTINUED

                                                                                           SHARES    VALUE++
                                                                                           ------- -----------
Health Care -- (4.1%)
   *As One Corp...........................................................................  73,268 $ 1,483,619
    ASKA Pharmaceutical Co., Ltd.......................................................... 121,000     833,062
   *BML, Inc..............................................................................  54,600   1,330,431
    CMIC Holdings Co., Ltd................................................................  56,000     854,851
    Create Medic Co., Ltd.................................................................  28,000     250,691
    Daito Pharmaceutical Co., Ltd.........................................................  31,400     495,790
   *Eiken Chemical Co., Ltd...............................................................  80,900   1,093,304
  #*EPS Corp..............................................................................     775   2,199,026
    FALCO SD HOLDINGS Co., Ltd............................................................  36,500     419,430
   *Fuji Pharma Co., Ltd..................................................................  15,600     273,384
   *Fuso Pharmaceutical Industries, Ltd................................................... 387,000   1,553,102
    Hitachi Medical Corp..................................................................  85,000   1,254,087
    Hogy Medical Co., Ltd.................................................................  64,700   3,118,349
    Iwaki & Co., Ltd......................................................................  82,000     165,917
    Japan Medical Dynamic Marketing, Inc..................................................  44,900     124,528
   *Jeol, Ltd............................................................................. 163,000     619,204
    JMS Co., Ltd.......................................................................... 135,000     556,476
   *Kaken Pharmaceutical Co., Ltd......................................................... 364,000   5,973,120
    Kawanishi Holdings, Ltd...............................................................   2,900      26,936
    Kawasumi Laboratories, Inc............................................................  46,300     289,713
    Kissei Pharmaceutical Co., Ltd........................................................ 106,300   2,001,578
   *KYORIN Holdings, Inc.................................................................. 214,000   4,357,386
  #*Mani, Inc.............................................................................  12,100     429,240
   #Medical System Network Co., Ltd.......................................................  74,500     328,623
  #*Message Co., Ltd......................................................................     717   1,935,987
   #Mochida Pharmaceutical Co., Ltd....................................................... 295,000   3,784,511
   *Nagaileben Co., Ltd...................................................................  58,000     746,124
    Nakanishi, Inc........................................................................   3,600     416,894
   *Nichii Gakkan Co...................................................................... 246,200   2,118,915
    Nihon Kohden Corp..................................................................... 180,400   5,742,141
   *Nikkiso Co., Ltd...................................................................... 334,000   3,640,394
    Nippon Chemiphar Co., Ltd............................................................. 151,000     995,750
   *Nippon Shinyaku Co., Ltd.............................................................. 259,000   3,248,410
  #*Nipro Corp............................................................................ 693,700   5,110,983
    Nissui Pharmaceutical Co., Ltd........................................................  68,900     734,124
    Paramount Bed Holdings Co., Ltd.......................................................   9,300     294,377
    Rion Co., Ltd.........................................................................   5,000      39,096
   *Rohto Pharmaceutical Co., Ltd......................................................... 432,000   5,408,144
   #Sawai Pharmaceutical Co., Ltd.........................................................  14,000   1,436,213
   #Seikagaku Corp........................................................................ 179,800   1,968,130
   *Ship Healthcare Holdings, Inc......................................................... 179,300   5,129,754
    Shofu, Inc............................................................................   5,000      44,422
   *Software Service, Inc.................................................................   2,700     100,485
    Taiko Pharmaceutical Co., Ltd.........................................................  27,000     274,364
    Techno Medica Co., Ltd................................................................      47     271,020
   *Toho Holdings Co., Ltd................................................................ 217,800   4,206,291
   *Tokai Corp............................................................................  28,400     791,128
    Torii Pharmaceutical Co., Ltd.........................................................  65,200   1,612,436
  #*Towa Pharmaceutical Co., Ltd..........................................................  49,800   2,655,098
   *Tsukui Corp...........................................................................  73,400   1,496,895
   *Vital KSK Holdings, Inc............................................................... 159,100   1,537,802
  #*Wakamoto Pharmaceutical Co., Ltd...................................................... 100,000     256,286
   #ZERIA Pharmaceutical Co., Ltd......................................................... 108,000   1,696,532
                                                                                                   -----------
Total Health Care                                                                                   87,724,553
                                                                                                   -----------

Industrials -- (25.1%)
  #*A&A Material Corp..................................................................... 235,000     230,841
    Advan Co., Ltd........................................................................  96,200     926,052
  #*Advanex, Inc..........................................................................  73,000      70,275
   *Aeon Delight Co., Ltd.................................................................  95,600   1,789,070
   *Aica Kogyo Co., Ltd................................................................... 260,500   4,328,343

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
    Aichi Corp........................................................   162,100 $  885,752
   *Aida Engineering, Ltd.............................................   283,300  2,145,843
    Alinco, Inc.......................................................    24,000    242,758
    Alps Logistics Co., Ltd...........................................    50,700    509,616
    Altech Corp.......................................................    41,050    298,723
    Ando Corp.........................................................   450,000    642,377
    Anest Iwata Corp..................................................   163,000    679,725
  #*Arrk Corp.........................................................   362,500    708,997
  #*Asahi Diamond Industrial Co., Ltd.................................   283,400  2,592,520
    Asahi Kogyosha Co., Ltd...........................................   121,000    388,591
  #*Asanuma Corp......................................................   796,000    679,287
    Asia Air Survey Co., Ltd..........................................    30,000     93,644
    Asunaro Aoki Construction Co., Ltd................................   154,000    909,607
    Ataka Construction & Engineering Co., Ltd.........................    63,000    241,671
   *Bando Chemical Industries, Ltd....................................   417,000  1,342,971
   #Benefit One, Inc..................................................       317    418,002
    Bunka Shutter Co., Ltd............................................   231,000  1,153,548
   *Central Glass Co., Ltd............................................ 1,020,000  3,144,260
    Central Security Patrols Co., Ltd.................................    43,700    408,801
   *Chiyoda Integre Co., Ltd..........................................    22,400    236,781
    Chudenko Corp.....................................................   130,500  1,180,621
  #*Chugai Ro Co., Ltd................................................   361,000    971,675
   *CKD Corp..........................................................   285,200  1,735,111
   #Cosel Co., Ltd....................................................   103,400  1,211,989
    CTI Engineering Co., Ltd..........................................    51,600    348,513
    Dai-Dan Co., Ltd..................................................   156,000    897,408
    Daido Kogyo Co., Ltd..............................................   145,000    252,871
   *Daifuku Co., Ltd..................................................   491,000  3,274,459
   *Daihatsu Diesel Manufacturing Co., Ltd............................    41,000    161,154
  #*Daihen Corp.......................................................   560,000  1,874,732
    Daiho Corp........................................................   763,000  1,058,049
  #*Daiichi Chuo K.K..................................................   596,000    572,412
    Daiichi Jitsugyo Co., Ltd.........................................   222,000  1,077,946
  #*Daiseki Co., Ltd..................................................   197,863  2,808,614
   #Daiseki Eco. Solution Co., Ltd....................................        97    142,533
    Daiwa Industries, Ltd.............................................   178,000    980,784
    Daiwa Odakyu Construction Co., Ltd................................    44,000    107,066
   *Danto Holdings Corp...............................................   165,000    211,546
   *Denyo Co., Ltd....................................................    85,100  1,030,345
    Dijet Industrial Co., Ltd.........................................    80,000    136,409
    DMW Corp..........................................................     4,800     82,753
   *Dream Incubator, Inc..............................................       290    289,730
   *Duskin Co., Ltd...................................................   244,500  4,647,354
    Ebara Jitsugyo Co., Ltd...........................................    12,700    176,883
    Eidai Co., Ltd....................................................    20,000     81,615
    Emori & Co., Ltd..................................................    12,800    137,860
  #*en-japan, Inc.....................................................       385    395,259
   *Enshu, Ltd........................................................   256,000    385,811
   *Fujikura, Ltd..................................................... 1,933,000  6,012,601
   *Fujisash Co., Ltd.................................................   130,300    176,727
   *Fujitec Co., Ltd..................................................   360,000  2,500,707
   #Fukuda Corp.......................................................   575,000  2,398,258
    Fukushima Industries Corp.........................................    31,300    647,244
   *Fukuyama Transporting Co., Ltd....................................   629,400  3,217,909
   #Funai Consulting, Inc.............................................   106,400    675,061
   *Furukawa Co., Ltd................................................. 1,614,000  1,711,760
   *Furukawa Electric Co., Ltd........................................ 2,294,000  4,648,792
   #Furusato Industries, Ltd..........................................    50,600    436,925
    Futaba Corp.......................................................   154,300  1,639,964
    Gecoss Corp.......................................................   112,400    882,486
   *Glory, Ltd........................................................   246,600  5,775,611

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
   *Hamakyorex Co., Ltd...............................................    30,100 $  969,201
   *Hanwa Co., Ltd.................................................... 1,009,000  3,874,588
  #*Harmonic Drive Systems, Inc.......................................       700     13,585
  #*Hazama Corp.......................................................   444,400  1,206,861
    Hibiya Engineering, Ltd...........................................   125,900  1,402,676
    Hisaka Works, Ltd.................................................   109,000    958,648
  #*Hitachi Cable, Ltd................................................   877,000  1,360,460
   #Hitachi Koki Co., Ltd.............................................   283,700  2,269,243
    Hitachi Metals Techno, Ltd........................................    56,500    366,357
   *Hitachi Zosen Corp................................................ 4,001,000  6,386,808
    Hokuetsu Industries Co., Ltd......................................    85,000    214,967
    Hokuriku Electrical Construction Co., Ltd.........................    56,000    178,381
   *Hosokawa Micron Corp..............................................   149,000  1,166,937
    Howa Machinery, Ltd...............................................   660,000    708,295
    Ichiken Co., Ltd..................................................    87,000    176,672
    Ichinen Holdings Co., Ltd.........................................    89,200    596,338
    Idec Corp.........................................................   143,900  1,274,450
   #Iino Kaiun Kaisha, Ltd............................................   451,000  2,073,675
   *Inaba Denki Sangyo Co., Ltd.......................................    95,700  2,961,504
    Inaba Seisakusho Co., Ltd.........................................    58,800    711,402
   *Inabata & Co., Ltd................................................   317,300  2,140,791
  #*Inui Steamship Co., Ltd...........................................   119,700    410,534
   *Iseki & Co., Ltd..................................................   927,000  2,513,985
    Ishii Iron Works Co., Ltd.........................................   156,000    317,236
   *Ishikawa Seisakusho, Ltd..........................................    95,000     91,451
   #Itoki Corp........................................................   196,300    965,687
  #*Iwasaki Electric Co., Ltd.........................................   355,000    878,322
   *Iwatani Corp......................................................   946,000  3,585,387
    Jalux, Inc........................................................    40,800    406,395
    Jamco Corp........................................................    80,000    397,574
   *Japan Airport Terminal Co., Ltd...................................   217,200  2,272,221
   #Japan Foundation Engineering Co., Ltd.............................   162,500    577,599
   *Japan Pulp & Paper Co., Ltd.......................................   464,000  1,527,351
    Japan Transcity Corp..............................................   231,000    897,570
    JK Holdings Co., Ltd..............................................    92,540    446,175
   #JP-Holdings, Inc..................................................    53,900    710,953
   *Kamei Corp........................................................   153,000  1,329,542
    Kanaden Corp......................................................   116,000    693,054
    Kanagawa Chuo Kotsu Co., Ltd......................................   192,000  1,009,926
    Kanamoto Co., Ltd.................................................   133,000  2,116,845
    Kandenko Co., Ltd.................................................   523,000  2,344,079
   *Kanematsu Corp.................................................... 2,100,625  3,221,136
  #*Kanematsu-NNK Corp................................................   125,000    221,526
    Katakura Industries Co., Ltd......................................   120,500  1,178,178
   *Kato Works Co., Ltd...............................................   287,000    829,619
    KAWADA TECHNOLOGIES, Inc..........................................   100,200  1,809,832
    Kawasaki Kinkai Kisen Kaisha, Ltd.................................    99,000    277,642
  #*Kawasaki Kisen Kaisha, Ltd........................................ 4,814,000  9,139,610
    Keihin Co., Ltd. (The)............................................   226,000    348,879
   *KI Holdings Co., Ltd..............................................    92,000    140,861
    Kimura Chemical Plants Co., Ltd...................................    93,700    384,676
    King Jim Co., Ltd.................................................    20,000    143,223
    Kinki Sharyo Co., Ltd.............................................   185,000    637,244
   *Kintetsu World Express, Inc.......................................    79,000  2,593,363
   *Kitagawa Iron Works Co., Ltd......................................   451,000    759,207
    Kitano Construction Corp..........................................   242,000    623,258
    Kitazawa Sangyo Co., Ltd..........................................    54,500    108,002
    Kito Corp.........................................................       240    213,052
   *Kitz Corp.........................................................   469,800  2,420,006
    Kodensha Co., Ltd. (The)..........................................     5,000      9,483
    Koike Sanso Kogyo Co., Ltd........................................   149,000    325,857

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
    Kokusai Co., Ltd..................................................    12,300 $   89,788
   #Kokuyo Co., Ltd...................................................   413,225  2,845,914
   #KOMAIHALTEC, Inc..................................................   181,000    493,074
    Komatsu Wall Industry Co., Ltd....................................    48,300    852,740
    Komori Corp.......................................................   407,800  4,458,071
   #Kondotec, Inc.....................................................   103,300    599,297
  #*Kosaido Co., Ltd..................................................   356,100  1,284,064
    KRS Corp..........................................................    37,200    381,259
   *Kumagai Gumi Co., Ltd.............................................   815,800  1,075,662
   #Kuroda Electric Co., Ltd..........................................   160,500  1,960,202
    Kyodo Printing Co., Ltd...........................................   540,000  1,492,995
   *Kyokuto Boeki Kaisha, Ltd.........................................    58,000    111,050
    Kyokuto Kaihatsu Kogyo Co., Ltd...................................   210,100  2,367,252
    Kyoritsu Printing Co., Ltd........................................     5,400     14,290
   *Kyosan Electric Manufacturing Co., Ltd............................   243,000    822,205
   *Kyowa Exeo Corp...................................................   474,200  4,822,192
    Kyudenko Corp.....................................................   213,000  1,088,611
   *Lonseal Corp......................................................   116,000    133,212
   *Maeda Corp........................................................   845,000  3,288,634
   *Maeda Road Construction Co., Ltd..................................   333,000  4,962,797
    Maezawa Industries, Inc...........................................    35,700     93,077
    Maezawa Kasei Industries Co., Ltd.................................    50,700    492,890
    Maezawa Kyuso Industries Co., Ltd.................................    50,400    671,622
   *Makino Milling Machine Co., Ltd...................................   543,000  3,455,970
    Marubeni Construction Material Lease Co., Ltd.....................    75,000    154,243
    Marufuji Sheet Piling Co., Ltd....................................     7,000     18,142
    Maruka Machinery Co., Ltd.........................................    28,100    380,764
    Maruwn Corp.......................................................    58,400    138,072
    Maruyama Manufacturing Co., Inc...................................   216,000    439,158
    Maruzen Showa Unyu Co., Ltd.......................................   309,000    893,156
   *Matsuda Sangyo Co., Ltd...........................................    82,582  1,047,498
    Matsui Construction Co., Ltd......................................   128,600    501,672
    Max Co., Ltd......................................................   189,000  2,255,599
  #*Meidensha Corp....................................................   856,050  2,708,326
   #Meiji Shipping Co., Ltd...........................................   114,200    409,513
    Meisei Industrial Co., Ltd........................................   201,000    782,965
   *Meitec Corp.......................................................   156,900  4,013,823
   *Meito Transportation Co., Ltd.....................................    22,000    151,241
   #Meiwa Trading Co., Ltd............................................   166,400    828,269
    Mesco, Inc........................................................    30,000    205,861
  #*Minebea Co., Ltd.................................................. 1,861,000  6,300,253
   *Mirait Holdings Corp..............................................   337,785  2,804,420
    Mitani Corp.......................................................    54,300    799,991
    Mitsubishi Kakoki Kaisha, Ltd.....................................   312,000    588,664
    Mitsubishi Pencil Co., Ltd........................................   104,500  1,794,559
    Mitsubishi Research Institute, Inc................................    11,400    235,715
   *Mitsuboshi Belting Co., Ltd.......................................   289,000  1,551,730
    Mitsui Engineering & Shipbuilding Co., Ltd........................ 3,944,000  6,249,362
   *Mitsui Matsushima Co., Ltd........................................   714,000  1,947,097
   *Mitsui-Soko Co., Ltd..............................................   538,000  2,338,675
    Mitsumura Printing Co., Ltd.......................................    93,000    269,176
  #*Miura Co., Ltd....................................................   143,500  3,751,051
    Miyachi Corp......................................................    47,300    341,536
  #*Miyaji Engineering Group, Inc.....................................   851,175  1,627,247
  #*Mori Seiki Co., Ltd...............................................   536,400  5,045,926
    Morita Holdings Corp..............................................   192,000  1,699,618
   *Moshi Moshi Hotline, Inc..........................................   229,600  3,356,069
   #NAC Co., Ltd......................................................    25,400    680,981
  #*Nachi-Fujikoshi Corp..............................................   887,000  3,601,919
   *Nagase & Co., Ltd.................................................    23,400    255,427
    Nakabayashi Co., Ltd..............................................   181,000    380,602

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CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
    Nakano Corp.......................................................     5,500 $   16,718
    Namura Shipbuilding Co., Ltd......................................    63,500    267,235
    Narasaki Sangyo Co., Ltd..........................................    56,000    105,207
    NEC Capital Solutions, Ltd........................................    45,100    681,362
  #*Nichias Corp......................................................   517,000  2,813,686
    Nichiban Co., Ltd.................................................   122,000    374,756
   *Nichiden Corp.....................................................    22,500    526,253
   *Nichiha Corp......................................................   120,580  1,745,883
    Nichireki Co., Ltd................................................   122,000    693,479
  #*Nihon M&A Center, Inc.............................................    51,900  1,833,373
    Nihon Trim Co., Ltd...............................................    12,950    400,335
    Nikko Co., Ltd....................................................   136,000    567,114
   *Nippo Corp........................................................   271,000  3,634,396
   #Nippon Carbon Co., Ltd............................................   645,000  1,242,606
    Nippon Conveyor Co., Ltd..........................................   194,000    178,008
   *Nippon Densetsu Kogyo Co., Ltd....................................   191,000  1,952,696
    Nippon Denwa Shisetsu Co., Ltd....................................   203,000    603,235
   #Nippon Filcon Co., Ltd............................................    70,900    290,968
    Nippon Hume Corp..................................................   112,000    612,882
   #Nippon Jogesuido Sekkei Co., Ltd..................................    29,500    399,532
   #Nippon Kanzai Co., Ltd............................................    43,000    750,437
   *Nippon Koei Co., Ltd..............................................   333,000  1,262,582
   *Nippon Konpo Unyu Soko Co., Ltd...................................   299,000  4,150,781
    Nippon Parking Development Co., Ltd...............................     7,887    529,893
   *Nippon Road Co., Ltd. (The).......................................   375,000  1,676,852
    Nippon Seisen Co., Ltd............................................   103,000    369,217
   #Nippon Sharyo, Ltd................................................   374,000  1,389,093
  #*Nippon Sheet Glass Co., Ltd....................................... 4,992,000  5,819,090
  #*Nippon Signal Co., Ltd............................................   275,400  1,909,384
    Nippon Steel Trading Co., Ltd.....................................   294,000    796,502
    Nippon Thompson Co., Ltd..........................................   360,000  1,418,368
    Nippon Tungsten Co., Ltd..........................................    80,000    134,454
    Nippon Yusoki Co., Ltd............................................   138,000    689,795
    Nishimatsu Construction Co., Ltd.................................. 1,855,000  3,451,440
    Nishio Rent All Co., Ltd..........................................    49,800    736,373
   *Nishishiba Electric Co., Ltd......................................    34,000     44,199
   *Nissei ASB Machine Co., Ltd.......................................     1,700     12,091
   #Nissei Corp.......................................................   104,600    907,014
    Nissei Plastic Industrial Co., Ltd................................   337,000  1,492,805
  #*Nissha Printing Co., Ltd..........................................   148,800  2,394,694
   *Nisshinbo Holdings, Inc...........................................   758,000  5,754,952
    Nissin Corp.......................................................   350,000    861,740
   *Nissin Electric Co., Ltd..........................................   243,000  1,217,614
    Nitchitsu Co., Ltd................................................    58,000    106,759
    Nitta Corp........................................................   110,600  1,895,005
   *Nitto Boseki Co., Ltd.............................................   863,000  3,538,422
   *Nitto Kogyo Corp..................................................   149,000  2,022,510
   #Nitto Kohki Co., Ltd..............................................    68,300  1,375,320
    Nitto Seiko Co., Ltd..............................................   126,000    392,177
   #Nittoc Construction Co., Ltd......................................   143,500    613,340
  #*Nittoku Engineering Co., Ltd......................................    78,500    895,878
    Noda Corp.........................................................   169,300    866,773
    Nomura Co., Ltd...................................................   210,000    927,164
    Noritake Co., Ltd.................................................   542,000  1,394,339
    Noritz Corp.......................................................   159,400  2,858,535
   *NS United Kaiun Kaisha, Ltd.......................................   518,000    814,031
   *NTN Corp.......................................................... 2,445,000  7,041,660
    Obara Corp........................................................    53,200    619,426
    Obayashi Road Corp................................................   175,000    636,013
   *Odelic Co., Ltd...................................................    16,700    455,464
   *Oiles Corp........................................................   131,842  2,685,929

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
   *Okamoto Machine Tool Works, Ltd...................................   163,000 $  200,069
   *Okamura Corp......................................................   322,900  2,247,775
    Okano Valve Manufacturing Co., Ltd................................     5,000     13,334
    OKI Electric Cable Co., Ltd.......................................    90,000    133,946
   *OKK Corp..........................................................   369,000    536,528
   *OKUMA Corp........................................................   744,000  5,625,867
   *Okumura Corp......................................................   869,400  3,413,060
    Onoken Co., Ltd...................................................    70,900    657,430
   *Organo Corp.......................................................   209,000  1,139,111
    OSG Corp..........................................................   384,400  5,001,365
   *Oyo Corp..........................................................   104,200  1,220,898
   #P.S. Mitsubishi Construction Co., Ltd.............................    30,100    189,177
   #Pasco Corp........................................................    99,000    316,161
    Pasona Group, Inc.................................................       620    311,636
  #*Penta-Ocean Construction Co., Ltd................................. 1,449,000  3,655,441
    Pilot Corp........................................................       774  1,950,005
   *Prestige International, Inc.......................................     4,500     41,395
    Pronexus, Inc.....................................................   133,200    753,801
   *Raito Kogyo Co., Ltd..............................................   273,700  1,391,851
    Rheon Automatic Machinery Co., Ltd................................    64,000    146,722
    Ryobi, Ltd........................................................   653,200  1,639,518
   #Sakai Heavy Industries, Ltd.......................................   224,000    746,493
    Sakai Moving Service Co., Ltd.....................................     5,500    124,924
   *Sanix, Inc........................................................    88,100    333,258
    Sanki Engineering Co., Ltd........................................   340,000  1,825,001
   #Sanko Metal Industrial Co., Ltd...................................   136,000    363,699
   *Sankyo Tateyama, Inc..............................................   171,000  3,586,615
   *Sankyu, Inc....................................................... 1,426,000  5,630,346
    Sanritsu Corp.....................................................    15,800    100,909
   *Sanwa Holdings Corp............................................... 1,176,000  5,606,104
   *Sanyo Denki Co., Ltd..............................................   223,000  1,187,858
    Sanyo Engineering & Construction, Inc.............................    48,000    153,537
    Sanyo Industries, Ltd.............................................    77,000    148,963
    Sasebo Heavy Industries Co., Ltd..................................   663,000    774,286
  #*Sata Construction Co., Ltd........................................   376,000    365,207
   *Sato Holdings Corp................................................   112,500  1,795,744
    Sato Shoji Corp...................................................    65,300    431,809
    Secom Joshinetsu Co., Ltd.........................................    33,900    889,415
    Seibu Electric Industry Co., Ltd..................................    67,000    295,195
   *Seika Corp........................................................   298,000    837,485
  #*Seikitokyu Kogyo Co., Ltd.........................................   600,000    608,951
   *Seino Holdings Co., Ltd...........................................   758,000  5,163,986
   *Sekisui Jushi Co., Ltd............................................   161,000  1,902,993
   #Senko Co., Ltd....................................................   474,000  2,208,425
   #Senshu Electric Co., Ltd..........................................    37,300    422,920
   *Shibusawa Warehouse Co., Ltd......................................   243,000    835,741
    Shibuya Kogyo Co., Ltd............................................    80,200    773,854
  #*Shima Seiki Manufacturing Co., Ltd................................   142,800  2,818,137
    Shin Nippon Air Technologies Co., Ltd.............................    88,780    509,440
    Shin-Keisei Electric Railway Co., Ltd.............................   174,000    698,062
  #*Shinmaywa Industries, Ltd.........................................   452,000  3,003,334
    Shinnihon Corp....................................................   194,800    525,597
    Shinsho Corp......................................................   228,000    469,455
    Shinwa Co., Ltd...................................................     7,300     87,642
   #SHO-BOND Holdings Co., Ltd........................................   102,800  3,792,292
    Shoko Co., Ltd....................................................   354,000    537,881
    Showa Aircraft Industry Co., Ltd..................................   112,000  1,025,151
   *Sinfonia Technology Co., Ltd......................................   538,000  1,000,051
   *Sinko Industries, Ltd.............................................    20,700    143,543
    Sintokogio, Ltd...................................................   236,400  1,729,521
    Soda Nikka Co., Ltd...............................................    67,000    288,899

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CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
   *Sodick Co., Ltd...................................................   252,300 $1,298,136
   *Sohgo Security Services Co., Ltd..................................   323,600  4,286,826
   *Sotetsu Holdings, Inc.............................................   597,000  1,996,149
   #Space Co., Ltd....................................................    73,420    535,577
    Subaru Enterprise Co., Ltd........................................    59,000    213,315
    Sugimoto & Co., Ltd...............................................    34,100    300,004
   *Sumikin Bussan Corp...............................................   429,000  1,367,189
  #*Sumitomo Densetsu Co., Ltd........................................    98,100  1,062,723
  #*Sumitomo Mitsui Construction Co., Ltd.............................   485,300    518,979
    Sumitomo Precision Products Co., Ltd..............................   170,000    767,808
   *Sumitomo Warehouse Co., Ltd.......................................   712,000  3,576,901
   *SWCC Showa Holdings Co., Ltd...................................... 1,732,000  1,585,384
   *Tadano, Ltd.......................................................   578,579  5,145,586
   *Taihei Dengyo Kaisha, Ltd.........................................   188,000  1,091,313
    Taihei Kogyo Co., Ltd.............................................   256,000  1,027,724
    Taiheiyo Kouhatsu, Inc............................................   316,000    335,511
  #*Taikisha, Ltd.....................................................   152,800  3,074,529
    Takada Kiko Co., Ltd..............................................   224,000    509,609
    Takano Co., Ltd...................................................    51,100    243,559
  #*Takaoka Toko Holdings Co., Ltd....................................    44,820    755,550
   #Takara Printing Co., Ltd..........................................    38,055    260,198
   *Takara Standard Co., Ltd..........................................   501,000  3,550,520
   *Takasago Thermal Engineering Co., Ltd.............................   303,700  2,346,720
   #Takashima & Co., Ltd..............................................   235,000    748,993
   *Takeei Corp.......................................................    19,900    619,447
  #*Takeuchi Manufacturing Co., Ltd...................................    57,600  1,005,916
    Takigami Steel Construction Co., Ltd..............................    50,000    138,227
    Takisawa Machine Tool Co., Ltd....................................   326,000    441,511
   *Takuma Co., Ltd...................................................   365,000  2,253,126
   #Tanseisha Co., Ltd................................................    93,000    357,092
   *Tatsuta Electric Wire & Cable Co., Ltd............................   237,000  1,996,460
    TECHNO ASSOCIE Co., Ltd...........................................    58,400    466,184
    Techno Ryowa, Ltd.................................................    71,390    326,601
    Teikoku Electric Manufacturing Co., Ltd...........................    33,700    651,039
    Teikoku Sen-I Co., Ltd............................................   108,000    774,585
  #*Tekken Corp.......................................................   763,000  1,183,159
   #Temp Holdings Co., Ltd............................................    48,600    610,705
    Teraoka Seisakusho Co., Ltd.......................................    53,600    209,773
    Toa Corp..........................................................   914,000  1,421,160
   #TOA ROAD Corp.....................................................   231,000    774,234
  #*Tobishima Corp....................................................   297,300    370,391
    Tocalo Co., Ltd...................................................    77,200  1,192,215
   *Toda Corp......................................................... 1,078,000  2,953,805
    Toenec Corp.......................................................   212,000  1,119,327
   *TOKAI Holdings Corp...............................................   427,500  1,392,776
    Tokai Lease Co., Ltd..............................................   115,000    242,835
    Tokyo Energy & Systems, Inc.......................................   143,000    747,473
    Tokyo Keiki, Inc..................................................   299,000    640,117
   *Tokyo Kikai Seisakusho, Ltd.......................................   300,000    229,227
    Tokyo Sangyo Co., Ltd.............................................    78,000    244,580
    Tokyu Community Corp..............................................    32,900  1,314,772
  #*Tokyu Construction Co., Ltd.......................................   441,320  1,117,837
    Toli Corp.........................................................   245,000    591,214
   #Tomoe Corp........................................................   136,300    542,974
    Tomoe Engineering Co., Ltd........................................    33,100    632,342
    Tonami Holdings Co., Ltd..........................................   331,000    673,686
   #Toppan Forms Co., Ltd.............................................   259,800  2,425,449
    Torishima Pump Manufacturing Co., Ltd.............................   108,200    941,529
   *Toshiba Machine Co., Ltd..........................................   625,000  2,858,630
  #*Toshiba Plant Systems & Services Corp.............................   202,450  2,825,418
    Tosho Printing Co., Ltd...........................................   243,000    393,381

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CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
Industrials -- (Continued)
   #Totetsu Kogyo Co., Ltd............................................   137,000 $  1,956,899
   #Toyo Construction Co., Ltd........................................   313,000    1,043,930
   #Toyo Electric Manufacturing Co., Ltd..............................   207,000      555,897
    Toyo Engineering Corp.............................................   615,400    2,856,403
    Toyo Machinery & Metal Co., Ltd...................................    42,400      104,442
  #*Toyo Tanso Co., Ltd...............................................    61,100    1,478,890
   #Toyo Wharf & Warehouse Co., Ltd...................................   285,000      474,806
   *Trancom Co., Ltd..................................................    28,900      783,808
    Trinity Industrial Corp...........................................    51,000      172,090
   *Trusco Nakayama Corp..............................................   102,100    1,894,275
   *Tsubakimoto Chain Co., Ltd........................................   747,700    3,970,530
    Tsubakimoto Kogyo Co., Ltd........................................    97,000      266,331
  #*Tsudakoma Corp....................................................   263,000      531,313
   *Tsugami Corp......................................................   368,000    2,267,519
   *Tsukishima Kikai Co., Ltd.........................................   127,000    1,141,559
    Tsurumi Manufacturing Co., Ltd....................................    94,000      755,303
    TTK Co., Ltd......................................................    62,000      288,152
    Uchida Yoko Co., Ltd..............................................   331,000      926,587
   #Ueki Corp.........................................................   406,000      864,185
    Union Tool Co., Ltd...............................................    61,400    1,171,451
    Utoc Corp.........................................................    92,900      272,679
  #*Wakachiku Construction Co., Ltd................................... 1,204,000    1,433,244
   *Wakita & Co., Ltd.................................................    96,000      850,448
   #Weathernews, Inc..................................................    37,900      995,529
   #Yahagi Construction Co., Ltd......................................   143,900      686,048
    YAMABIKO Corp.....................................................    30,682      509,826
    Yamato Corp.......................................................    82,000      275,199
    Yamaura Corp......................................................    34,500      109,914
   *Yamazen Co., Ltd..................................................   305,500    2,264,042
    Yasuda Warehouse Co., Ltd. (The)..................................    95,800      699,132
   *Yokogawa Bridge Holdings Corp.....................................   158,400    1,518,990
    Yondenko Corp.....................................................   132,800      475,877
   *Yuasa Trading Co., Ltd............................................   950,000    1,860,797
    Yuken Kogyo Co., Ltd..............................................   165,000      292,781
    Yurtec Corp.......................................................   256,000      854,516
    Yusen Logistics Co., Ltd..........................................   101,900      995,931
   #Yushin Precision Equipment Co., Ltd...............................    46,834      888,420
                                                                                 ------------
Total Industrials.....................................................            542,258,564
                                                                                 ------------

Information Technology -- (9.2%)
  #*1st Holdings, Inc.................................................    64,400      430,073
    A&D Co., Ltd......................................................    59,800      246,468
   #Ai Holdings Corp..................................................   251,400    2,092,197
    Aichi Tokei Denki Co., Ltd........................................   113,000      349,029
  #*Aiphone Co., Ltd..................................................    72,900    1,216,784
    Allied Telesis Holdings K.K.......................................   470,700      422,660
    Alpha Systems, Inc................................................    33,560      415,821
   *Alps Electric Co., Ltd............................................   932,400    5,439,779
   *Amano Corp........................................................   309,800    2,789,359
    AOI Electronic Co., Ltd...........................................    35,200      637,126
    Argo Graphics, Inc................................................    10,200      145,599
    Arisawa Manufacturing Co., Ltd....................................   176,800      641,534
   #Asahi Net, Inc....................................................    63,000      304,823
    Axell Corp........................................................    36,900      856,822
   *Bit-isle, Inc.....................................................    74,300      790,385
    CAC Corp..........................................................    67,300      567,975
   #Canon Electronics, Inc............................................   122,600    2,513,844
    Chino Corp........................................................   156,000      373,014
   *CMK Corp..........................................................   263,200      982,478
    Computer Engineering & Consulting, Ltd............................    61,500      376,216
    Core Corp.........................................................    45,400      363,752

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CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Information Technology -- (Continued)
    Cresco, Ltd.......................................................    23,200 $  159,882
    Cybernet Systems Co., Ltd.........................................        85     24,241
    Cybozu, Inc.......................................................     1,320    399,532
    Dai-ichi Seiko Co., Ltd...........................................    48,900    691,598
    Daishinku Corp....................................................   129,000    371,715
    Daito Electron Co., Ltd...........................................     5,900     23,537
   *Daiwabo Holdings Co., Ltd......................................... 1,076,000  2,129,135
   #Denki Kogyo Co., Ltd..............................................   319,000  1,364,796
  #*Digital Garage, Inc...............................................       803  1,882,375
    DKK Toa Corp......................................................    31,000    103,081
   *DTS Corp..........................................................   110,000  1,392,854
    Eizo Nanao Corp...................................................    92,300  1,473,455
    Elecom Co., Ltd...................................................    25,700    417,417
   #Elematec Corp.....................................................    30,871    412,801
    EM Systems Co., Ltd...............................................    10,800    205,394
  #*Enplas Corp.......................................................    45,000  1,993,759
    ESPEC Corp........................................................   111,600    893,730
    Excel Co., Ltd....................................................    24,500    213,515
    F@N Communications, Inc...........................................    15,500    404,174
    Faith, Inc........................................................     2,238    251,320
  #*FDK Corp..........................................................   127,000    111,179
   #*Ferrotec Corp....................................................   169,100    664,199
    Fuji Electronics Co., Ltd.........................................    43,000    592,311
   #Fuji Soft, Inc....................................................   115,200  2,436,386
    Fujitsu Frontech, Ltd.............................................    77,500    456,122
    Furuno Electric Co., Ltd..........................................    37,400    202,645
    Furuya Metal Co., Ltd.............................................     4,600    135,231
    Future Architect, Inc.............................................     1,148    467,424
    GMO Internet, Inc.................................................   381,900  2,797,876
    GMO Payment Gateway, Inc..........................................    15,100    217,940
    Gurunavi, Inc.....................................................    47,600    528,845
    Hakuto Co., Ltd...................................................    78,700    723,661
   #Hioki EE Corp.....................................................    30,400    454,002
   *Hitachi Kokusai Electric, Inc.....................................   266,500  2,204,656
    Hochiki Corp......................................................    97,000    480,512
    Hokuriku Electric Industry Co., Ltd...............................   382,000    502,075
   #Horiba, Ltd.......................................................   197,650  5,804,950
    Hosiden Corp......................................................   322,300  1,764,921
    Icom, Inc.........................................................    49,700  1,083,237
   *Ikegami Tsushinki Co., Ltd........................................   174,000    136,824
   #Ines Corp.........................................................   202,300  1,386,679
    I-Net Corp........................................................    47,800    354,136
   *Infocom Corp......................................................       302    389,956
    Information Services International-Dentsu, Ltd....................    76,700    703,464
   #Innotech Corp.....................................................    86,600    410,043
   *Internet Initiative Japan, Inc....................................   120,000  3,356,762
   *Iriso Electronics Co., Ltd........................................    29,700    480,435
   *IT Holdings Corp..................................................   426,301  6,057,314
    ITC Networks Corp.................................................    99,100    753,705
    Itfor, Inc........................................................    39,900    151,602
   *Iwatsu Electric Co., Ltd..........................................   459,000    406,563
  #*Japan Aviation Electronics Industry, Ltd..........................   349,600  2,559,601
    Japan Cash Machine Co., Ltd.......................................    79,315    714,520
   *Japan Digital Laboratory Co., Ltd.................................   110,800  1,257,669
   *Japan Radio Co., Ltd..............................................   281,000    762,375
   #Jastec Co., Ltd...................................................    61,400    371,368
    JBCC Holdings, Inc................................................    78,400    601,609
    JFE Systems, Inc..................................................       140    124,082
    JIEC Co., Ltd.....................................................        79     86,491
   *Justsystems Corp..................................................   133,300    775,865
    Kaga Electronics Co., Ltd.........................................   104,800    880,560

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CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Information Technology -- (Continued)
   *Kanematsu Electronics, Ltd........................................    83,100 $  962,437
    Koa Corp..........................................................   169,600  1,427,931
    Kyoden Co., Ltd...................................................   156,900    227,430
   #Kyoei Sangyo Co., Ltd.............................................    97,000    168,477
    Kyowa Electronic Instruments Co., Ltd.............................    56,000    155,605
   *Lasertec Corp.....................................................    49,200    836,483
   *Macnica, Inc......................................................    53,700  1,050,206
   #Macromill, Inc....................................................   105,800  1,187,111
    Marubun Corp......................................................    98,500    477,987
  #*Maruwa Co., Ltd...................................................    47,700  1,463,929
  #*Marvelous AQL, Inc................................................     1,556    673,542
  #*Megachips Corp....................................................    55,800    955,179
  #*Meiko Electronics Co., Ltd........................................    46,000    333,401
    Meisei Electric Co., Ltd..........................................   307,000    302,162
  #*Melco Holdings, Inc...............................................    70,000  1,218,594
   *Micronics Japan Co., Ltd..........................................     8,000     25,230
    Mimasu Semiconductor Industry Co., Ltd............................    88,681    727,196
   *Miraial Co., Ltd..................................................    21,600    421,698
   #Miroku Jyoho Service Co., Ltd.....................................   105,000    416,864
   *Mitsui High-Tec, Inc..............................................   131,600    961,527
    Mitsui Knowledge Industry Co., Ltd................................     3,643    608,196
   *Mitsumi Electric Co., Ltd.........................................   498,400  2,662,031
   #MTI, Ltd..........................................................       380    397,734
   #Mutoh Holdings Co., Ltd...........................................   160,000    417,112
   *Nagano Japan Radio Co., Ltd.......................................    19,000     24,078
    Nagano Keiki Co., Ltd.............................................     5,500     40,934
    Nakayo Telecommunications, Inc....................................   485,000  1,402,122
    NEC Fielding, Ltd.................................................    95,000  1,137,803
   *NEC Networks & System Integration Corp............................   130,900  2,458,990
   *NET One Systems Co., Ltd..........................................   469,700  4,509,975
    Nichicon Corp.....................................................   294,100  2,416,720
    Nidec Copal Electronics Corp......................................    63,300    301,528
    NIFTY Corp........................................................       398    660,595
   *Nihon Dempa Kogyo Co., Ltd........................................    90,400  1,156,103
   *Nihon Unisys, Ltd.................................................   272,275  2,224,424
   #Nippon Ceramic Co., Ltd...........................................    88,600  1,328,624
  #*Nippon Chemi-Con Corp.............................................   764,000  1,627,132
    Nippon Kodoshi Corp...............................................     2,300     16,798
    Nippon Systemware Co., Ltd........................................    27,900    115,896
   *Nohmi Bosai, Ltd..................................................   129,000    911,848
   *NS Solutions Corp.................................................    90,600  1,813,909
    NSD Co., Ltd......................................................   196,000  1,813,580
  #*Nuflare Technology, Inc...........................................       136    945,774
   *OBIC Business Consultants Co., Ltd................................    24,400  1,351,946
    Ohara, Inc........................................................    33,200    254,154
    Okaya Electric Industries Co., Ltd................................    73,000    276,162
  #*OKI Electric Industry Co., Ltd.................................... 1,397,000  1,596,833
    ONO Sokki Co., Ltd................................................   114,000    499,849
    Optex Co., Ltd....................................................    46,400    522,404
    Origin Electric Co., Ltd..........................................   160,000    684,875
  #*Osaki Electric Co., Ltd...........................................   169,000    883,843
    Panasonic Industrial Devices SUNX Co., Ltd........................   110,800    475,338
    Panasonic Information Systems Co., Ltd............................    13,900    308,009
    PCA Corp..........................................................    17,500    197,710
  #*Renesas Electronics Corp..........................................   135,600    408,211
    Riken Keiki Co., Ltd..............................................    78,500    482,762
    Riso Kagaku Corp..................................................    85,700  1,699,387
    Roland DG Corp....................................................    57,100    761,234
   *Ryoden Trading Co., Ltd...........................................   163,000  1,031,169
   *Ryosan Co., Ltd...................................................   177,800  3,460,262
    Ryoyo Electro Corp................................................   113,200  1,028,825

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------- ------------
Information Technology -- (Continued)
   *Sanken Electric Co., Ltd.......................................... 592,000 $  2,366,931
   *Sanshin Electronics Co., Ltd...................................... 143,400      972,490
    Satori Electric Co., Ltd..........................................  79,080      386,355
    Saxa Holdings, Inc................................................ 307,000      597,549
  #*Seiko Epson Corp.................................................. 492,100    4,968,063
   *Shibaura Electronics Co., Ltd.....................................  11,000      140,413
  #*Shibaura Mechatronics Corp........................................ 191,000      434,113
   *Shindengen Electric Manufacturing Co., Ltd........................ 410,000    1,196,624
    Shinkawa, Ltd.....................................................  68,300      349,816
  #*Shinko Electric Industries Co., Ltd............................... 386,100    2,954,422
   *Shinko Shoji Co., Ltd............................................. 125,200    1,123,567
    Shizuki Electric Co., Inc......................................... 103,000      353,604
   #Siix Corp.........................................................  87,200    1,005,821
    Simplex Holdings, Inc.............................................   1,904      597,268
  #*SMK Corp.......................................................... 320,000      963,193
    Softbank Technology Corp..........................................     500        5,126
    Soshin Electric Co., Ltd..........................................   4,600       16,774
   *Square Enix Holdings Co., Ltd.....................................  16,700      207,510
    SRA Holdings, Inc.................................................  49,700      542,410
    Star Micronics Co., Ltd........................................... 208,000    2,058,374
    Sumida Corp.......................................................  51,349      298,135
    Sun-Wa Technos Corp...............................................  12,600       86,288
    Systena Corp......................................................   1,111      982,346
    Tachibana Eletech Co., Ltd........................................  62,400      550,741
  #*Taiyo Yuden Co., Ltd.............................................. 617,100    5,566,066
    Tamura Corp....................................................... 378,000      838,305
  #*Teac Corp.........................................................  27,000       17,175
    Tecmo Koei Holdings Co., Ltd...................................... 150,730    1,219,391
    Teikoku Tsushin Kogyo Co., Ltd.................................... 190,000      354,198
   *Thine Electronics, Inc............................................   3,300       21,796
   *TKC Corp..........................................................  98,400    1,747,261
   #Tokyo Electron Device, Ltd........................................     342      560,254
   *Tokyo Seimitsu Co., Ltd........................................... 209,900    3,605,862
    Tomen Devices Corp................................................   2,400       48,276
    Tomen Electronics Corp............................................  56,300      715,037
  #*Topcon Corp.......................................................  30,800      252,021
    Tose Co., Ltd.....................................................  22,100      139,315
   *Toshiba TEC Corp.................................................. 631,000    3,640,315
    Toukei Computer Co., Ltd..........................................  26,810      362,374
    Towa Corp......................................................... 102,200      683,394
    Toyo Corp......................................................... 150,700    1,761,912
   *Transcosmos, Inc.................................................. 133,600    1,657,179
   *UKC Holdings Corp.................................................  54,900    1,146,430
  #*Ulvac, Inc........................................................ 234,700    2,090,932
    Uniden Corp....................................................... 377,000      941,425
  #*UT Holdings Co., Ltd..............................................     452      316,666
   #V Technology Co., Ltd.............................................      98      293,730
   *Wacom Co., Ltd....................................................   1,522    4,963,732
   *Wellnet Corp......................................................  12,300      109,766
    Y.A.C. Co., Ltd...................................................  37,700      204,891
   *Yamaichi Electronics Co., Ltd.....................................  75,700      135,407
   *Yashima Denki Co., Ltd............................................   2,700       11,373
    Yokowo Co., Ltd...................................................  71,000      320,378
   *Zappallas, Inc....................................................     508      549,657
    Zuken, Inc........................................................  94,600      577,570
                                                                               ------------
Total Information Technology..........................................          198,031,733
                                                                               ------------

Materials -- (10.0%)
   *Achilles Corp..................................................... 758,000    1,118,923
   *Adeka Corp........................................................ 444,600    3,810,275
    Agro-Kanesho Co., Ltd.............................................  14,000       74,422

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

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CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Materials -- (Continued)
    Aichi Steel Corp..................................................   563,000 $2,470,245
    Alconix Corp......................................................    23,900    415,313
    Arakawa Chemical Industries, Ltd..................................    71,100    555,203
    Araya Industrial Co., Ltd.........................................   276,000    388,651
  #*Asahi Holdings, Inc...............................................   128,650  2,241,474
    Asahi Organic Chemicals Industry Co., Ltd.........................   358,000    854,960
   #Asahi Printing Co., Ltd...........................................       800     18,705
   *C Uyemura & Co., Ltd..............................................    10,300    336,771
   *Chuetsu Pulp & Paper Co., Ltd.....................................   568,000  1,048,618
  #*Chugai Mining Co., Ltd............................................   886,700    281,358
    Chugoku Marine Paints, Ltd........................................   326,000  1,719,072
   *Chugokukogyo Co., Ltd.............................................    62,000     62,451
    Chuo Denki Kogyo Co., Ltd.........................................    95,000    353,112
   *Co-Op Chemical Co., Ltd...........................................   159,000    213,623
    Dai Nippon Toryo, Ltd.............................................   651,000  1,081,587
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd............................    14,300    222,376
    Dai-ichi Kogyo Seiyaku Co., Ltd...................................   173,000    460,960
    Daiken Corp.......................................................   401,000  1,103,688
    Daiki Aluminium Industry Co., Ltd.................................   102,000    251,026
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...........   346,000  1,594,759
  #*Daio Paper Corp...................................................   453,500  3,086,201
   *Daiso Co., Ltd....................................................   391,000  1,145,988
    DC Co., Ltd.......................................................   113,900    420,957
    Dynapac Co., Ltd..................................................    25,000     65,900
   #Earth Chemical Co., Ltd...........................................    37,000  1,196,052
   *FP Corp...........................................................    61,200  3,946,672
    Fuji Seal International, Inc......................................   114,300  2,479,595
    Fujikura Kasei Co., Ltd...........................................   110,100    464,407
    Fujimi, Inc.......................................................    30,700    526,469
   *Fujimori Kogyo Co., Ltd...........................................    57,900  1,353,812
    Fumakilla, Ltd....................................................    76,000    271,262
   #Furukawa-Sky Aluminum Corp........................................   444,000  1,289,438
    Godo Steel, Ltd...................................................   899,000  1,806,737
   #Gun Ei Chemical Industry Co., Ltd.................................   347,000    895,513
    Harima Chemicals, Inc.............................................    73,300    378,145
   #Hodogaya Chemical Co., Ltd........................................   265,000    497,706
    Hokkan Holdings, Ltd..............................................   283,000    828,861
    Hokko Chemical Industry Co., Ltd..................................    90,000    261,460
  #*Hokuetsu Kishu Paper Co., Ltd.....................................   862,199  4,402,603
    Honshu Chemical Industry Co., Ltd.................................    26,000    137,276
    Ihara Chemical Industry Co., Ltd..................................   197,000  1,053,391
    Ise Chemical Corp.................................................    83,000    485,400
   *Ishihara Sangyo Kaisha, Ltd....................................... 1,659,500  1,376,510
    Ishizuka Glass Co., Ltd...........................................   109,000    183,229
    Japan Carlit Co., Ltd.............................................    61,000    314,277
    Japan Pure Chemical Co., Ltd......................................        70    182,241
    JCU Corp..........................................................     7,400    283,515
   *JSP Corp..........................................................   103,900  1,544,267
   #Kanto Denka Kogyo Co., Ltd........................................   104,000    196,790
    Katakura Chikkarin Co., Ltd.......................................    43,000    103,941
    Kawakin Holdings Co., Ltd.........................................    11,000     37,093
    Kawasaki Kasei Chemicals, Ltd.....................................   109,000    138,467
   *Koatsu Gas Kogyo Co., Ltd.........................................   163,493    902,496
   *Kogi Corp.........................................................    30,000     61,667
    Kohsoku Corp......................................................    61,900    540,684
    Konishi Co., Ltd..................................................    77,100  1,403,030
   #Kumiai Chemical Industry Co., Ltd.................................   251,000  1,413,405
    Kureha Corp.......................................................   662,500  2,565,305
   *Kurimoto, Ltd.....................................................   702,000  2,672,776
    Kurosaki Harima Corp..............................................   240,000    613,870
   #Kyoei Steel, Ltd..................................................    85,500  1,592,146

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

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CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
Materials -- (Continued)
    Kyowa Leather Cloth Co., Ltd......................................    71,700 $  223,145
   *Lintec Corp.......................................................   220,300  4,073,862
    MEC Co., Ltd......................................................    63,300    221,027
   *Mitsubishi Paper Mills, Ltd....................................... 1,383,000  1,360,755
   *Mitsubishi Steel Manufacturing Co., Ltd...........................   710,000  1,389,390
   *Mitsui Mining & Smelting Co., Ltd................................. 2,852,000  7,258,331
    Mory Industries, Inc..............................................   154,000    447,608
   *Nakayama Steel Works, Ltd.........................................   639,000    445,826
    Neturen Co., Ltd..................................................   152,800  1,029,847
  #*New Japan Chemical Co., Ltd.......................................   163,300    571,907
    Nichia Steel Works, Ltd...........................................   175,900    448,352
   #Nihon Kagaku Sangyo Co., Ltd......................................    78,000    464,865
   *Nihon Nohyaku Co., Ltd............................................   241,000  1,404,803
   *Nihon Parkerizing Co., Ltd........................................   252,000  4,153,643
    Nihon Yamamura Glass Co., Ltd.....................................   490,000    975,017
   *Nippon Chemical Industrial Co., Ltd...............................   434,000    647,132
    Nippon Chutetsukan K.K............................................   106,000    323,980
    Nippon Chuzo K.K..................................................   111,000    162,388
   *Nippon Coke & Engineering Co., Ltd................................ 1,307,500  1,945,856
   #Nippon Concrete Industries Co., Ltd...............................   180,000    631,299
   #Nippon Denko Co., Ltd.............................................   490,000  1,421,217
    Nippon Fine Chemical Co., Ltd.....................................    85,600    538,032
   #Nippon Kasei Chemical Co., Ltd....................................   197,000    335,899
  #*Nippon Kinzoku Co., Ltd...........................................   232,000    332,547
   #Nippon Koshuha Steel Co., Ltd.....................................   424,000    468,285
   *Nippon Light Metal Holdings Co., Ltd.............................. 2,388,000  2,742,368
  #*Nippon Paper Group, Inc...........................................   148,100  2,098,635
    Nippon Pillar Packing Co., Ltd....................................   108,000    821,541
   *Nippon Soda Co., Ltd..............................................   733,000  3,327,529
   *Nippon Synthetic Chemical Industry Co., Ltd. (The)................   269,000  1,974,493
   *Nippon Valqua Industries, Ltd.....................................   406,000  1,019,162
   *Nippon Yakin Kogyo Co., Ltd.......................................   754,500  1,090,848
   *Nisshin Steel Holdings Co., Ltd...................................   318,892  2,386,138
    Nittetsu Mining Co., Ltd..........................................   375,000  1,671,721
    Nitto FC Co., Ltd.................................................    72,000    421,743
   *NOF Corp..........................................................   784,000  3,606,946
    Okabe Co., Ltd....................................................   207,700  1,528,393
    Okamoto Industries, Inc...........................................   403,000  1,360,457
    Okura Industrial Co., Ltd.........................................   305,000  1,018,173
   #Osaka Organic Chemical Industry, Ltd..............................    66,000    279,205
   *Osaka Steel Co., Ltd..............................................    77,700  1,336,632
  #*Osaka Titanium Technologies Co., Ltd..............................    95,900  2,139,582
   *Pacific Metals Co., Ltd...........................................   775,000  4,037,008
   #Pack Corp. (The)..................................................    69,400  1,138,487
  #*Rasa Industries, Ltd..............................................   413,000    650,679
   *Rengo Co., Ltd.................................................... 1,167,000  5,924,677
    Riken Technos Corp................................................   197,000    555,962
   *S Science Co., Ltd................................................ 2,340,000    102,357
   *Sakai Chemical Industry Co., Ltd..................................   506,000  1,496,384
    Sakata INX Corp...................................................   206,000  1,064,614
   *Sanyo Chemical Industries, Ltd....................................   305,000  1,714,103
  #*Sanyo Special Steel Co., Ltd......................................   581,300  1,860,122
    Sekisui Plastics Co., Ltd.........................................   222,000    539,611
  #*Shikoku Chemicals Corp............................................   184,000  1,246,646
    Shinagawa Refractories Co., Ltd...................................   224,000    519,562
   *Shin-Etsu Polymer Co., Ltd........................................   228,200    878,753
    Shinko Wire Co., Ltd..............................................   184,000    319,252
    Somar Corp........................................................    42,000     86,483
   *Stella Chemifa Corp...............................................    50,400  1,062,542
   *Sumitomo Bakelite Co., Ltd........................................ 1,038,000  4,141,947
    Sumitomo Light Metal Industries, Ltd.............................. 2,296,000  2,260,290

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES      VALUE++
                                                                       --------- --------------
Materials -- (Continued)
   *Sumitomo Osaka Cement Co., Ltd.................................... 1,848,000 $    6,189,712
    Sumitomo Pipe & Tube Co., Ltd.....................................   108,100        891,256
    Sumitomo Seika Chemicals Co., Ltd.................................   248,000        890,276
   *T&K Toka Co., Ltd.................................................    11,600        195,427
   *T. Hasegawa Co., Ltd..............................................   121,300      1,462,932
   *Taisei Lamick Co., Ltd............................................    22,000        596,210
   *Taiyo Holdings Co., Ltd...........................................    82,400      2,312,824
    Takasago International Corp.......................................   381,000      1,923,621
    Takiron Co., Ltd..................................................   304,000      1,168,052
   *Tanaka Chemical Corp..............................................     1,100          4,199
    Tayca Corp........................................................   151,000        461,228
    Tenma Corp........................................................    87,000        895,437
   #Titan Kogyo K.K...................................................    82,000        205,909
   #Toagosei Co., Ltd................................................. 1,096,000      4,528,886
  #*Toda Kogyo Corp...................................................   220,000        877,228
   *Toho Zinc Co., Ltd................................................   705,000      3,046,157
    Tokai Carbon Co., Ltd............................................. 1,113,000      4,410,961
   *Tokushu Tokai Paper Co., Ltd......................................   503,580      1,204,027
  #*Tokuyama Corp..................................................... 1,758,000      3,503,981
    Tokyo Ohka Kogyo Co., Ltd.........................................   180,800      3,518,774
  #*Tokyo Rope Manufacturing Co., Ltd.................................   721,000      1,032,119
   *Tokyo Steel Manufacturing Co., Ltd................................   614,500      3,221,451
    Tokyo Tekko Co., Ltd..............................................   198,000        840,318
    Tomoegawa Co., Ltd................................................   125,000        235,272
   *Tomoku Co., Ltd...................................................   300,000        875,371
    Topy Industries, Ltd.............................................. 1,002,000      2,353,561
  #*Tosoh Corp........................................................ 2,648,000      6,369,955
   *Toyo Ink SC Holdings Co., Ltd..................................... 1,027,000      4,499,673
    Toyo Kohan Co., Ltd...............................................   262,000        925,755
    TYK Corp..........................................................   138,000        248,214
    Ube Material Industries, Ltd......................................   226,000        557,746
    Wood One Co., Ltd.................................................   169,000        559,149
   *Yodogawa Steel Works, Ltd.........................................   786,500      2,800,634
   *Yuki Gosei Kogyo Co., Ltd.........................................    64,000        177,609
    Yushiro Chemical Industry Co., Ltd................................    52,700        507,577
                                                                                 --------------
Total Materials.......................................................              216,986,685
                                                                                 --------------

Telecommunication Services -- (0.0%)
   *Japan Communications, Inc.........................................     2,056        130,817
   *Okinawa Cellular Telephone Co.....................................    12,300        269,335
   *Softbank Corp.....................................................     1,649         58,763
                                                                                 --------------
Total Telecommunication Services......................................                  458,915
                                                                                 --------------

Utilities -- (0.4%)
   #Hokkaido Gas Co., Ltd.............................................   232,000        608,668
    Hokuriku Gas Co., Ltd.............................................    99,000        245,839
   *Okinawa Electric Power Co., Ltd...................................    80,171      2,630,240
    Saibu Gas Co., Ltd................................................ 1,364,000      3,264,496
    Shizuoka Gas Co., Ltd.............................................   276,500      1,927,366
                                                                                 --------------
Total Utilities.......................................................                8,676,609
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            1,892,611,698
                                                                                 --------------

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)        VALUE+
                                                                       ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@DFA Short Term Investment Fund....................................  22,904,062    265,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
     02/01/13 (Collateralizedby FNMA 3.500%, 11/01/42, valued at
     $749,157) to be repurchased at $734,471.......................... $       734        734,468
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                265,734,468
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,230,032,860)^^............................................             $2,158,346,166
                                                                                   ==============

   Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ---------------------------------------------
                                                                       LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                                       ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.............................................   --    $  427,997,348   --    $  427,997,348
   Consumer Staples...................................................   --       167,359,731   --       167,359,731
   Energy.............................................................   --        14,587,432   --        14,587,432
   Financials.........................................................   --       228,530,128   --       228,530,128
   Health Care........................................................   --        87,724,553   --        87,724,553
   Industrials........................................................   --       542,258,564   --       542,258,564
   Information Technology.............................................   --       198,031,733   --       198,031,733
   Materials..........................................................   --       216,986,685   --       216,986,685
   Telecommunication Services.........................................   --           458,915   --           458,915
   Utilities..........................................................   --         8,676,609   --         8,676,609
Securities Lending Collateral.........................................   --       265,734,468   --       265,734,468
                                                                         --    --------------   --    --------------
TOTAL.................................................................   --    $2,158,346,166   --    $2,158,346,166
                                                                         ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                       --------- -----------
COMMON STOCKS -- (82.4%)
AUSTRALIA -- (44.5%)
   *AAT Corp., Ltd....................................................     9,992 $        --
   *ABM Resources NL.................................................. 4,447,721     185,752
    Acrux, Ltd........................................................   346,174   1,245,200
   *Adelaide Brighton, Ltd............................................ 1,442,564   5,100,145
   #Aditya Birla Minerals, Ltd........................................   884,599     419,081
   *AED Oil, Ltd......................................................   363,401          --
   *Ainsworth Game Technology, Ltd....................................   361,760   1,134,484
   *AJ Lucas Group, Ltd...............................................   317,969     581,648
   *Alchemia, Ltd.....................................................   724,903     249,586
  #*Alcyone Resources, Ltd............................................ 4,280,423     179,519
  #*Alkane Resources, Ltd............................................. 1,255,636     873,060
   *Alliance Resources, Ltd...........................................   444,483      90,356
   *Altium, Ltd.......................................................    13,316      15,536
   *Altona Mining, Ltd................................................ 1,108,169     260,631
   *Amalgamated Holdings, Ltd.........................................   462,896   3,679,934
   *Amcom Telecommunications, Ltd.....................................   684,746   1,125,892
   *Ampella Mining, Ltd...............................................   108,829      43,207
    Ansell, Ltd.......................................................   280,617   5,021,914
  #*Antares Energy, Ltd...............................................   988,877     552,964
   *AP Eagers, Ltd....................................................   228,712   1,114,873
   #APN News & Media, Ltd............................................. 2,209,800     668,702
  #*Aquarius Platinum, Ltd............................................ 1,580,726   1,556,367
  #*Aquila Resources, Ltd.............................................   314,379   1,025,829
  #*Arafura Resources, Ltd............................................ 1,093,749     222,939
   *ARB Corp., Ltd....................................................   347,600   4,313,129
   *Aristocrat Leisure, Ltd........................................... 2,580,305   9,980,572
    Arrium, Ltd....................................................... 6,037,433   6,031,342
   #ASG Group, Ltd....................................................   567,196     398,366
   *Aspire Mining, Ltd................................................    83,813       9,608
   *Astron Corp., Ltd.................................................    33,786      40,490
   *Atlantic, Ltd.....................................................   238,482      61,803
    Atlas Iron, Ltd................................................... 3,449,580   5,346,927
  #*Aurora Oil & Gas, Ltd............................................. 1,165,110   4,609,937
  #*Ausdrill, Ltd..................................................... 1,508,324   4,720,661
    Ausenco, Ltd......................................................   393,757   1,462,755
  #*Austal, Ltd....................................................... 1,105,762     801,078
    Austbrokers Holdings, Ltd.........................................   110,710     972,266
  #*Austin Engineering, Ltd...........................................   191,089     976,694
   *Austpac Resources NL.............................................. 2,524,951      81,624
   *Australian Agricultural Co., Ltd.................................. 1,036,052   1,318,492
    Australian Infrastructure Fund NL................................. 3,606,473  11,667,745
    Australian Pharmaceutical Industries, Ltd......................... 2,452,401   1,163,985
   *Automotive Holdings Group, Ltd....................................   648,466   2,437,555
  #*Avanco Resources, Ltd............................................. 2,010,636     162,162
   *Avita Medical, Ltd................................................    58,058       7,580
   #AVJennings, Ltd................................................... 5,185,036   1,930,346
   *AWE, Ltd.......................................................... 2,398,797   3,193,621
  #*Azimuth Resources, Ltd............................................   334,414     119,340
  #*Azumah Resources, Ltd.............................................   737,953      72,624
   *Ballarat South Gold, Ltd..........................................     1,996          --
  #*Bandanna Energy, Ltd..............................................   622,869     179,056
   *Bannerman Resources, Ltd..........................................   332,217      43,480
  #*Bathurst Resources, Ltd........................................... 1,107,941     446,389
  #*BC Iron, Ltd......................................................   302,891   1,127,480
   *Beach Energy, Ltd................................................. 5,832,719   8,689,149
  #*Beadell Resources, Ltd............................................ 1,500,515   1,549,247
   *Berkeley Resources, Ltd...........................................   434,006     201,630
    Beyond International, Ltd.........................................    61,256      76,787

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- -----------
AUSTRALIA -- (Continued)
   #Billabong International, Ltd...................................... 1,600,753 $ 1,568,345
   *Bionomics, Ltd....................................................   345,313     143,746
   *Bisalloy Steel Group, Ltd.........................................    93,800     134,750
   #Blackmores, Ltd...................................................    79,054   2,787,972
  #*Blackthorn Resources, Ltd.........................................   179,930     233,172
   *BlueScope Steel, Ltd.............................................. 2,468,760   8,726,611
   *Boart Longyear, Ltd............................................... 2,638,658   5,666,705
  #*Boom Logistics, Ltd...............................................   793,861     264,880
   *Boulder Steel, Ltd................................................   407,760      13,563
  #*Bradken, Ltd...................................................... 1,022,589   6,672,264
  #*Breville Group, Ltd...............................................   598,466   4,236,209
    Brickworks, Ltd...................................................   132,797   1,746,538
    BSA, Ltd..........................................................   666,656     149,467
    BT Investment Management, Ltd.....................................   193,869     578,370
   *Buccaneer Energy, Ltd............................................. 3,950,431     193,498
   *Buru Energy, Ltd..................................................    98,757     241,634
  #*Cabcharge Australia, Ltd..........................................   579,180   2,969,426
   *Calliden Group, Ltd...............................................   389,687      67,349
  #*Cape Lambert Resources, Ltd.......................................   373,413      87,544
   *Capral, Ltd.......................................................    58,499      13,410
   *Cardno, Ltd.......................................................   545,334   3,873,192
  #*Carnarvon Petroleum, Ltd.......................................... 4,944,854     334,623
   *Carnegie Wave Energy, Ltd.........................................   263,165      11,253
  #*carsales.com, Ltd................................................. 1,220,399  11,297,533
  #*Cash Converters International, Ltd................................ 1,341,004   1,593,937
   *CDS Technologies, Ltd.............................................    13,276          --
   *Cedar Woods Properties, Ltd.......................................   152,190     833,317
   *Centaurus Metals, Ltd.............................................   143,557      54,032
  #*Central Petroleum, Ltd............................................ 1,759,865     228,288
   *Centrebet International, Ltd. Claim Units.........................    81,336          --
   *Centrex Metals, Ltd...............................................    13,701       2,693
  #*Ceramic Fuel Cells, Ltd........................................... 3,869,086     221,257
  #*Cerro Resources NL................................................ 1,961,035     286,173
   #Chalice Gold Mines, Ltd...........................................   320,684      61,914
    Challenger, Ltd...................................................   198,545     797,638
    Chandler Macleod Group, Ltd.......................................   338,118     197,109
   *ChemGenex Pharmaceuticals, Ltd....................................   115,291          --
   *Chesser Resources, Ltd............................................   148,340      48,971
   *Citigold Corp., Ltd............................................... 3,765,806     208,913
   Clarius Group, Ltd.................................................   845,996     292,522
   *Clinuvel Pharmaceuticals, Ltd.....................................   112,897     277,216
   #Clough, Ltd....................................................... 1,527,345   1,749,949
    Clover Corp., Ltd.................................................   269,348     144,706
   *CO2 Group, Ltd....................................................   706,417      81,010
   *Coal of Africa, Ltd...............................................   668,800     258,154
  #*Coalspur Mines, Ltd............................................... 1,239,823   1,070,205
   *Cobar Consolidated Resources, Ltd.................................    75,663      31,603
  #*Cockatoo Coal, Ltd................................................ 3,318,970     448,974
   #Codan, Ltd........................................................   228,691     665,759
  #*Coffey International, Ltd......................................... 1,048,636     393,527
    Collection House, Ltd............................................. 1,909,459   2,692,225
   *Comet Ridge, Ltd..................................................    15,204       4,614
   *Continental Coal, Ltd.............................................   658,378      46,801
   *Cooper Energy, Ltd................................................   336,842     200,292
    Coventry Group, Ltd...............................................   144,778     456,893
    Credit Corp. Group, Ltd...........................................   110,382   1,037,107
   *Crusader Resources, Ltd...........................................   155,861      56,780
   #CSG, Ltd..........................................................   706,106     461,107
   #CSR, Ltd.......................................................... 2,700,745   5,696,109
    CTI Logistics, Ltd................................................     7,200      11,837
  #*Cudeco, Ltd.......................................................   399,317   1,803,540

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
AUSTRALIA -- (Continued)
   *Cue Energy Resources, Ltd.........................................  1,378,665 $   187,172
    Data#3, Ltd.......................................................    357,963     510,388
  #*David Jones, Ltd..................................................  3,152,271   8,237,247
  #*Decmil Group, Ltd.................................................    728,820   1,896,039
   *Deep Yellow, Ltd..................................................  1,039,981      77,750
    Devine, Ltd.......................................................    497,498     472,525
   *Discovery Metals, Ltd.............................................  1,368,337   1,537,461
    Domino's Pizza Enterprises, Ltd...................................     14,892     160,875
   *Downer EDI, Ltd...................................................  1,992,888   9,342,838
   *Dragon Mining, Ltd................................................    171,966      93,106
  #*Drillsearch Energy, Ltd...........................................  1,605,043   2,223,748
    DUET Group........................................................  1,673,559   3,838,967
  #*DuluxGroup, Ltd...................................................  2,216,962   9,531,386
   #DWS, Ltd..........................................................    299,248     491,546
   *EHG Corp., Ltd....................................................        482          --
  #*Elders, Ltd.......................................................  1,419,921     184,696
   *Elemental Minerals, Ltd...........................................    388,188     135,513
  #*Emeco Holdings, Ltd...............................................  2,256,200   1,448,866
   *Empire Oil & Gas NL...............................................    510,093       6,887
  #*Energy Resources of Australia, Ltd................................    690,678     999,635
  #*Energy World Corp., Ltd...........................................  4,052,461   1,398,088
   *Enero Group, Ltd..................................................     20,635       7,175
   *Engenco, Ltd......................................................     57,200      10,800
   *Entek Energy, Ltd.................................................    760,766      49,383
  #*Envestra, Ltd.....................................................  5,566,443   5,663,805
  #*Equatorial Resources, Ltd.........................................    176,571     273,218
    Ethane Pipeline Income Fund.......................................     61,184     122,877
   #Euroz, Ltd........................................................     90,019     118,317
  #*Evolution Mining, Ltd.............................................  1,783,827   2,887,121
  #*Fairfax Media, Ltd................................................  7,697,360   4,344,049
    Fantastic Holdings, Ltd...........................................    355,613   1,258,425
   *FAR, Ltd..........................................................  8,301,676     372,432
    Finbar Group, Ltd.................................................     58,051      76,272
   *Finders Resources, Ltd............................................      7,442       1,320
  #*FKP Property Group, Ltd...........................................    843,156   1,502,956
  #*Fleetwood Corp., Ltd..............................................    324,823   3,482,104
    FlexiGroup, Ltd...................................................    597,372   2,501,127
  #*Flinders Mines, Ltd...............................................  6,909,293     561,644
   *Focus Minerals, Ltd............................................... 19,167,915     640,525
   #Forge Group, Ltd..................................................    252,731   1,563,135
   *Funtastic, Ltd....................................................     14,936       4,050
   #G8 Education, Ltd.................................................    204,577     342,617
  #*Galaxy Resources, Ltd.............................................    760,450     302,569
    Gazal Corp., Ltd..................................................     90,790     254,684
  #*Geodynamics, Ltd..................................................  1,015,653     115,834
  #*Gindalbie Metals, Ltd.............................................  2,927,610     842,677
   *Global Construction Services, Ltd.................................      4,832       4,227
   *Gold Road Resources, Ltd..........................................    141,504      16,313
   *Golden Rim Resources, Ltd.........................................    619,588      41,998
  #*Goodman Fielder, Ltd..............................................  9,040,600   6,282,172
    GrainCorp, Ltd. Class A...........................................    828,668  10,438,423
   #Grange Resources, Ltd.............................................  1,274,431     379,124
  #*Great Southern, Ltd...............................................  9,302,784          --
   *Greencross, Ltd...................................................      7,711      30,494
  #*Greenland Minerals & Energy, Ltd..................................    796,390     291,277
  #*Gryphon Minerals, Ltd.............................................  1,931,531   1,037,734
  #*GUD Holdings, Ltd.................................................    483,068   4,204,445
   *Gujarat NRE Coking Coal, Ltd......................................    119,865      25,645
  #*Gunns, Ltd........................................................  2,872,620          --
  #*GWA Group, Ltd....................................................  1,263,739   3,318,311
   *Hansen Technologies, Ltd..........................................      5,702       5,447

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
AUSTRALIA -- (Continued)
   *Hastie Group, Ltd.................................................    81,042 $       --
   *Havilah Resources NL..............................................   181,606    123,415
    HFA Holdings, Ltd.................................................   235,865    243,370
    HGL, Ltd..........................................................    87,337     49,965
   *Highlands Pacific, Ltd............................................ 2,651,500    418,422
   *Hillgrove Resources, Ltd.......................................... 1,190,412    155,386
  #*Hills Holdings, Ltd............................................... 1,025,966    973,290
  #*Horizon Oil, Ltd.................................................. 4,847,875  2,326,883
   *Hutchison Telecommunications Australia, Ltd....................... 2,299,375     68,623
   *Icon Energy, Ltd.................................................. 1,411,609    309,529
   *IDM International, Ltd............................................    23,969        975
  #*iiNET, Ltd........................................................   709,568  3,383,962
  #*Imdex, Ltd........................................................ 1,155,517  2,195,049
   #IMF Australia, Ltd................................................   314,016    576,331
   *IMX Resources, Ltd................................................   123,459     17,574
   *Independence Group NL............................................. 1,078,055  4,961,286
   *Indophil Resources NL............................................. 3,118,946    781,368
  #*Infigen Energy, Ltd............................................... 1,951,424    559,164
    Infomedia, Ltd.................................................... 1,458,074    563,209
    Integrated Research, Ltd..........................................   295,060    397,314
  #*Intrepid Mines, Ltd............................................... 1,794,707    423,108
  #*Invocare, Ltd.....................................................   633,106  6,068,541
   *IOOF Holdings, Ltd................................................ 1,074,600  9,236,496
  #*Iress, Ltd........................................................   603,773  5,276,204
   *Iron Ore Holdings, Ltd............................................   336,216    295,545
  #*Ivanhoe Australia, Ltd............................................   516,032    239,482
  #*JB Hi-Fi, Ltd.....................................................   582,072  6,019,664
   *Jumbo Interactive, Ltd............................................    19,980     60,428
   *Jupiter Mines, Ltd................................................   465,443     48,372
   #K&S Corp., Ltd....................................................   228,651    501,792
   #*Kagara, Ltd...................................................... 1,945,393    243,438
   *Kangaroo Resources, Ltd........................................... 2,874,627     87,201
   *Karoon Gas Australia, Ltd.........................................   667,086  4,523,576
   *Kasbah Resources, Ltd.............................................   478,599     85,235
  #*Kingsgate Consolidated, Ltd.......................................   786,887  3,311,411
   #Kingsrose Mining, Ltd.............................................   709,616    584,647
   *Lednium, Ltd......................................................   195,019     16,269
  #*Linc Energy, Ltd.................................................. 1,617,844  4,120,323
   *Liquefied Natural Gas, Ltd........................................   595,144    217,038
    Lonestar Resources, Ltd...........................................   819,137    166,893
    Lycopodium, Ltd...................................................    62,881    427,360
  #*M2 Telecommunications Group, Ltd..................................   629,009  2,883,106
   *MACA, Ltd.........................................................    53,064    144,034
  #*Macmahon Holdings, Ltd............................................ 6,319,933  1,785,258
   *Macquarie Atlas Roads Group NL.................................... 1,370,360  2,457,499
    Macquarie Telecom Group, Ltd......................................    35,019    333,463
   *Mastermyne Group, Ltd.............................................     2,517      4,464
   #Matrix Composites & Engineering, Ltd..............................   167,126    325,145
   *Maverick Drilling & Exploration, Ltd..............................   114,368     73,579
    MaxiTRANS Industries, Ltd.........................................   942,578  1,037,481
   *Mayne Pharma Group, Ltd...........................................   744,163    287,061
    McGuigan Simeon Wines, Ltd........................................ 2,437,348  1,223,859
   #*McMillan Shakespeare, Ltd........................................   235,687  3,376,265
    McPherson's, Ltd..................................................   315,566    728,816
  #*Medusa Mining, Ltd................................................   834,363  4,318,614
    Melbourne IT, Ltd.................................................   442,110    921,715
  #*MEO Australia, Ltd................................................   681,039     54,727
   *Mermaid Marine Australia, Ltd..................................... 1,116,728  4,735,769
  #*Mesoblast, Ltd....................................................   257,372  1,607,713
   *Metals X, Ltd.....................................................   328,599     53,280
   *Metgasco, Ltd.....................................................   667,052    118,268

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
AUSTRALIA -- (Continued)
   *Metminco, Ltd..................................................... 1,879,249 $  121,631
   *MetroCoal, Ltd....................................................    68,725     11,224
   *MHM Metals, Ltd...................................................   279,627     57,360
   *Miclyn Express Offshore, Ltd......................................   662,257  1,632,642
  #*Mincor Resources NL............................................... 1,004,969    980,552
   *Minemakers, Ltd...................................................   113,803     17,861
  #*Mineral Deposits, Ltd.............................................   313,606  1,338,091
  #*Mineral Resources, Ltd............................................   535,822  5,770,933
  #*Mirabela Nickel, Ltd.............................................. 2,820,238  1,385,929
  #*Molopo Energy, Ltd................................................ 1,186,993    434,578
   *Moly Mines, Ltd...................................................    25,253      4,118
  #*Monadelphous Group, Ltd...........................................   198,056  5,505,431
   *Morning Star Gold NL..............................................   332,749     38,169
  #*Mortgage Choice, Ltd..............................................   631,109  1,215,199
   *Mount Gibson Iron, Ltd............................................ 3,315,839  2,899,015
  #*Myer Holdings, Ltd................................................ 3,564,925  9,276,187
    MyState, Ltd......................................................    70,054    284,072
   *Nanosonics, Ltd...................................................   203,014    111,379
   #Navitas, Ltd...................................................... 1,189,617  6,142,546
   #*NewSat, Ltd......................................................   454,496    246,452
   *Nexus Energy, Ltd................................................. 5,265,799  1,050,284
   *NIB Holdings, Ltd................................................. 1,407,593  3,214,127
   *Nido Petroleum, Ltd............................................... 6,093,154    177,957
   *Noble Mineral Resources, Ltd......................................   859,168     93,669
    Norfolk Group, Ltd................................................   361,653    199,930
   *Northern Iron, Ltd................................................   819,023    444,861
  #*Northern Star Resources, Ltd...................................... 1,975,807  2,296,259
  #*NRW Holdings, Ltd................................................. 1,174,775  2,353,942
   *NuCoal Resources, Ltd.............................................   429,538     89,625
   *Nufarm, Ltd.......................................................   829,251  4,822,033
   #Oakton, Ltd.......................................................   379,535    565,742
   *OPUS Group, Ltd...................................................    65,187     15,208
  #*Orocobre, Ltd.....................................................   257,530    415,446
   #OrotonGroup, Ltd..................................................   100,539    780,190
  #*Otto Energy, Ltd.................................................. 1,936,175    202,267
   *Pacific Brands, Ltd............................................... 4,553,565  3,326,838
   *Pacific Niugini, Ltd..............................................   200,616     31,440
  #*Paladin Energy, Ltd............................................... 4,096,983  4,906,548
    Pan Pacific Petroleum NL.......................................... 1,094,343    131,248
   *PanAust, Ltd......................................................   682,644  2,107,722
   *Pancontinental Oil & Gas NL....................................... 1,006,891    115,687
   *Panoramic Resources, Ltd.......................................... 1,014,830    536,561
   *PaperlinX, Ltd.................................................... 2,814,406    292,481
   *Papillon Resources, Ltd...........................................    32,010     55,272
    Patties Foods, Ltd................................................    40,251     69,322
   *Peak Resources, Ltd...............................................   288,357     52,658
  #*Peet, Ltd......................................................... 1,096,798  1,358,710
   *Peninsula Energy, Ltd............................................. 5,178,834    211,819
  #*Perilya, Ltd...................................................... 1,482,070    471,557
  #*Perpetual Trustees Australia, Ltd.................................   226,579  9,184,650
  #*Perseus Mining, Ltd............................................... 1,772,366  3,616,412
   *Pharmaxis, Ltd....................................................   912,481    648,382
   *Phosphagenics, Ltd................................................ 1,842,963    278,877
  #*Platinum Australia, Ltd........................................... 1,442,661    100,795
  #*Pluton Resources, Ltd.............................................   538,056    129,049
    PMP, Ltd.......................................................... 2,395,607    426,165
   *Poseidon Nickel, Ltd..............................................   436,181    106,675
  #*Premier Investments, Ltd..........................................   328,777  2,557,775
  #*Prima Biomed, Ltd................................................. 2,338,194    256,958
   #Primary Health Care, Ltd.......................................... 1,960,174  9,210,946
    Prime Media Group, Ltd............................................ 1,777,139  1,755,975

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
AUSTRALIA -- (Continued)
    PrimeAg, Ltd......................................................   221,805 $  274,190
    Programmed Maintenance Service, Ltd...............................   605,809  1,269,946
   *QRxPharma, Ltd....................................................   167,593    174,729
   *Quickstep Holdings, Ltd...........................................   462,355     77,476
  #*Ramelius Resources, Ltd........................................... 1,512,836    648,918
   *Range Resources, Ltd.............................................. 1,456,711     74,812
   *RCG Corp., Ltd....................................................    13,968      7,001
  #*RCR Tomlinson, Ltd................................................ 1,056,974  2,483,364
   *REA Group, Ltd....................................................   176,832  3,796,283
  #*Reckon, Ltd.......................................................   275,730    696,096
   *Red 5, Ltd........................................................     9,022      9,711
  #*Red Fork Energy, Ltd.............................................. 1,269,915  1,020,443
    Redflex Holdings, Ltd.............................................   377,855    634,597
    Reece Australia, Ltd..............................................   238,257  5,460,125
   *Reed Resources, Ltd...............................................   776,378    137,434
  #*Reject Shop, Ltd. (The)...........................................   140,217  2,341,816
  #*Resolute Mining, Ltd.............................................. 3,133,646  4,343,978
  #*Resource & Investment NL..........................................   353,895     58,804
   *Resource Equipment, Ltd...........................................   118,411     46,052
   *Resource Generation, Ltd..........................................   338,381    113,607
  #*Retail Food Group, Ltd............................................   105,715    374,424
  #*Rex Minerals, Ltd.................................................   469,315    340,335
   *Rialto Energy, Ltd................................................ 1,967,580    191,330
  #*Ridley Corp., Ltd................................................. 1,283,068  1,577,507
   *RiverCity Motorway Group, Ltd..................................... 1,563,354         --
   *Robust Resources, Ltd.............................................   136,513     69,555
   *Roc Oil Co., Ltd.................................................. 6,490,268  3,257,163
    RungePincockMinarco, Ltd..........................................    30,702     20,309
   #Ruralco Holdings, Ltd.............................................    89,348    306,988
  #*SAI Global, Ltd................................................... 1,203,570  5,611,940
  #*Salinas Energy, Ltd............................................... 1,968,232    493,582
   #Salmat, Ltd.......................................................   664,807  1,632,374
  #*Samson Oil & Gas, Ltd............................................. 7,175,499    289,768
   *Sandfire Resources NL.............................................   212,545  1,730,176
  #*Saracen Mineral Holdings, Ltd..................................... 2,686,129  1,110,640
    Schaffer Corp., Ltd...............................................    33,766    146,199
   #Sedgman, Ltd......................................................   443,054    500,302
   #Select Harvests, Ltd..............................................   311,834    560,156
  #*Senex Energy, Ltd................................................. 3,961,268  2,817,282
   #Servcorp, Ltd.....................................................   301,327  1,094,223
    Service Stream, Ltd............................................... 1,432,710    658,809
  #*Seven West Media, Ltd............................................. 1,378,622  3,022,176
  #*Sigma Pharmaceuticals, Ltd........................................ 5,221,227  3,630,019
   *Sihayo Gold, Ltd..................................................   603,971     72,655
   *Silex System, Ltd.................................................   534,435  1,744,150
   *Silver Chef, Ltd..................................................    15,280     93,261
  #*Silver Lake Resources, Ltd........................................ 1,716,583  4,573,459
   *Sims Metal Management, Ltd........................................   111,961  1,097,474
   *Sipa Resources International NL...................................   706,804     67,583
  #*Sirtex Medical, Ltd...............................................   219,105  2,762,301
   #Skilled Group, Ltd................................................   683,331  1,981,667
    Slater & Gordon, Ltd..............................................    29,756     67,069
  #*SMS Management & Technology, Ltd..................................   451,922  2,249,816
    Southern Cross Electrical Engineering, Ltd........................    21,171     27,004
   *Southern Cross Media Group, Ltd................................... 2,652,105  3,284,856
   *Spark Infrastructure Group, Ltd................................... 3,454,752  6,325,174
  #*Specialty Fashion Group, Ltd......................................   809,557    781,101
  #*St. Barbara, Ltd.................................................. 2,014,732  3,017,009
   *Starpharma Holdings, Ltd..........................................   862,237  1,130,302
  #*Straits Resources, Ltd............................................   917,602     67,572
   *Strike Energy, Ltd................................................ 1,315,724    165,329

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
AUSTRALIA -- (Continued)
    Structural Systems, Ltd...........................................    138,772 $     82,649
    STW Communications Group, Ltd.....................................  1,283,674    1,738,900
  #*Sundance Energy Australia, Ltd....................................  1,099,761    1,028,364
  #*Sundance Resources, Ltd...........................................  8,756,539    3,104,638
   *Sunland Group, Ltd................................................    741,191      965,741
  #*Super Retail Group, Ltd...........................................  1,291,875   14,366,255
    Swick Mining Services, Ltd........................................    106,166       40,947
   *Talisman Mining, Ltd..............................................    200,624       43,824
  #*Tanami Gold NL....................................................    569,930      395,223
   *Tap Oil, Ltd......................................................  1,450,696      999,588
    Tassal Group, Ltd.................................................    626,912    1,039,712
  #*Technology One, Ltd...............................................  1,322,653    2,207,686
  #*Ten Network Holdings, Ltd.........................................  9,333,986    3,280,216
  #*Texon Petroleum, Ltd..............................................    871,211      455,233
  #*TFS Corp., Ltd....................................................  1,393,854      840,490
   #Thorn Group, Ltd..................................................    378,515      829,851
   *Tiger Resources, Ltd..............................................  2,125,484      779,387
   *Toro Energy, Ltd..................................................     70,156        9,479
  #*Tox Free Solutions, Ltd...........................................    479,301    1,676,113
  #*TPG Telecom, Ltd..................................................  1,569,063    4,468,003
   *Transfield Services, Ltd..........................................  2,146,982    3,998,555
   *Transpacific Industries Group, Ltd................................  4,617,433    3,807,187
   *Treasury Group, Ltd...............................................      1,999       11,891
   *Troy Resources, Ltd...............................................    429,008    1,524,521
    Trust Co., Ltd. (The).............................................     89,605      415,523
  #*UGL, Ltd..........................................................    454,462    5,272,659
   *Unity Mining, Ltd.................................................  2,433,889      305,082
  #*UXC, Ltd..........................................................  1,251,314    1,409,555
   *VDM Group, Ltd....................................................  1,684,753       24,947
  #*Venture Minerals, Ltd.............................................    450,858       94,118
   *Village Roadshow, Ltd.............................................    855,994    4,047,248
  #*Virgin Australia Holdings, Ltd. (B43DQC7).........................  7,648,897    3,433,348
   *Virgin Australia Holdings, Ltd. (B7L5734).........................  7,648,897       39,881
   *Vision Eye Institute, Ltd.........................................      3,011        1,953
   *Vocus Communications, Ltd.........................................     20,494       38,912
    Warrnambool Cheese & Butter Factory Co. Holding, Ltd..............      1,203        4,422
   #Watpac, Ltd.......................................................    718,644      495,828
    WDS, Ltd..........................................................    375,342      210,436
  #*Webjet, Ltd.......................................................    390,881    1,946,218
    Webster, Ltd......................................................    180,921      112,493
  #*Western Areas, Ltd................................................    821,191    3,754,151
  #*Western Desert Resouurces, Ltd....................................    225,143      181,235
  #*White Energy Co., Ltd.............................................    643,913      127,856
    WHK Group, Ltd....................................................  1,230,777    1,343,241
   #Wide Bay Australia, Ltd...........................................     84,697      588,065
  #*Windimurra Vanadium, Ltd..........................................    537,429           --
  #*Wotif.com Holdings, Ltd...........................................    588,604    3,578,129
   *Yancoal Australia, Ltd............................................    207,185      193,873
  #*YTC Resources, Ltd................................................    104,200       31,470
                                                                                  ------------
TOTAL AUSTRALIA.......................................................             610,739,426
                                                                                  ------------

CANADA -- (0.0%)......................................................
   *B2Gold Corp.......................................................      7,492       28,843
   *Marengo Mining, Ltd...............................................  1,428,204      193,612
                                                                                  ------------
TOTAL CANADA..........................................................                 222,455
                                                                                  ------------

CHINA -- (0.3%).......................................................
  #*China Public Procurement, Ltd.....................................  5,230,000           --
  #*China Resources & Transportation Group, Ltd....................... 31,300,000    1,190,484
    China WindPower Group, Ltd........................................ 17,730,000      662,621
    Lee & Man Chemical Co., Ltd.......................................  1,420,000      902,610

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

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
CHINA -- (Continued)
   *Madex International Holdings, Ltd.................................  3,182,000 $   50,850
   *Sinopoly Battery, Ltd............................................. 14,400,000    566,337
   *Skyfame Realty Holdings, Ltd......................................  2,611,625    208,371
                                                                                  ----------
TOTAL CHINA...........................................................             3,581,273
                                                                                  ----------

HONG KONG -- (19.3%)..................................................
    Aeon Credit Service (Asia) Co., Ltd...............................    580,000    590,838
   #Aeon Stores Hong Kong Co., Ltd....................................    248,000    678,021
    Alco Holdings, Ltd................................................  1,426,000    314,223
    Allan International Holdings, Ltd.................................    720,000    217,217
    Allied Group, Ltd.................................................    683,200  2,338,360
    Allied Overseas, Ltd..............................................     50,000     34,848
    Allied Properties, Ltd............................................ 12,297,857  2,139,844
   *Apac Resources, Ltd............................................... 12,780,000    347,906
    APT Satellite Holdings, Ltd.......................................  1,275,000    397,693
    Artel Solutions Group Holdings, Ltd...............................  3,245,000     83,867
    Arts Optical International Holdings, Ltd..........................    730,000    205,564
   #Asia Financial Holdings, Ltd......................................  2,474,908  1,156,484
    Asia Satellite Telecommunications Holdings, Ltd...................    962,000  3,376,319
   *Asia Standard Hotel Group, Ltd.................................... 11,777,218  1,216,294
    Asia Standard International Group, Ltd............................ 13,425,937  2,943,798
   #Associated International Hotels, Ltd..............................    980,000  2,818,100
    Aupu Group Holding Co., Ltd.......................................  2,504,000    219,612
    Bauhaus International Holdings, Ltd...............................    278,000     43,347
   *Bel Global Resources Holdings, Ltd................................  2,576,000     47,166
   *Bio-Dynamic Group, Ltd............................................  2,708,000    206,306
   *Birmingham International Holdings, Ltd............................  6,502,000    127,434
   #Bonjour Holdings, Ltd.............................................  9,560,000  1,207,252
    Bossini International Holdings, Ltd...............................  3,871,500    207,415
   *Brightoil Petroleum Holdings, Ltd.................................  4,419,000    860,660
  #*Brockman Mining, Ltd.............................................. 23,482,814  1,501,518
   *Burwill Holdings, Ltd.............................................  8,888,960    160,624
   *Cafe de Coral Holdings, Ltd.......................................  1,034,000  3,161,187
   *Celestial Asia Securities Holdings................................    127,572     13,345
    Century City International Holdings, Ltd..........................  6,419,460    505,823
    Century Sunshine Group Holdings, Ltd..............................  3,655,000    381,384
    Champion Technology Holdings, Ltd................................. 14,881,730    258,272
   *Chaoyue Group, Ltd................................................  1,400,000     70,599
    Chen Hsong Holdings, Ltd..........................................  1,130,000    373,148
    Cheuk Nang Holdings, Ltd..........................................    554,036    443,024
  #*Cheung Wo International Holdings, Ltd.............................    417,400     27,306
    Chevalier International Holdings, Ltd.............................    751,318  1,126,581
   *China Billion Resources, Ltd......................................  4,876,000         --
   *China Boon Holdings, Ltd..........................................  6,200,000     76,606
   *China Daye Non-Ferrous Metals Mining, Ltd.........................  6,949,837    286,552
   *China Digicontent Co., Ltd........................................  2,710,000      3,494
   *China Electronics Corp. Holdings Co., Ltd.........................  2,888,250    260,926
   *China Energy Development Holdings, Ltd............................ 24,202,000    421,142
   *China Environmental Investment Holdings, Ltd......................  7,470,000    204,240
   *China Financial Services Holdings, Ltd............................    954,000     68,191
   *China Flavors & Fragrances Co., Ltd...............................    156,137     23,201
   *China Gamma Group, Ltd............................................  7,150,000    108,581
   *China Infrastructure Investment, Ltd..............................  7,776,000    192,034
    China Metal International Holdings, Ltd...........................  2,582,000    446,162
    China Motor Bus Co., Ltd..........................................     50,000    451,533
   *China Nuclear Industry 23 International Corp., Ltd................  1,024,000    251,965
   *China Oriental Culture Group, Ltd.................................    776,000     29,512
   *China Outdoor Media Group, Ltd....................................  7,765,000     68,123
   *China Renji Medical Group, Ltd.................................... 12,784,000         --
   *China Solar Energy Holdings, Ltd.................................. 37,990,000    146,889
   *China Strategic Holdings, Ltd..................................... 12,585,000    269,053

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
HONG KONG -- (Continued)
    China Ting Group Holdings, Ltd....................................  2,443,151 $   152,984
   *China Tycoon Beverage Holdings, Ltd...............................  2,732,000      29,943
    China-Hongkong Photo Products Holdings, Ltd.......................  2,123,000     172,089
    Chinney Investments, Ltd..........................................  1,144,000     199,188
  #*Chong Hing Bank, Ltd..............................................    955,000   2,048,037
   *Chow Sang Sang Holdings International, Ltd........................  1,535,000   4,064,409
    Chu Kong Shipping Enterprise Group Co., Ltd.......................  2,188,000     445,338
    Chuang's China Investments, Ltd...................................  3,550,494     247,274
    Chuang's Consortium International, Ltd............................  5,351,837     779,358
    Chun Wo Development Holdings, Ltd.................................  2,002,926     170,352
   *Citic Telecom International Holdings, Ltd.........................  6,363,000   2,223,932
   *CK Life Sciences International Holdings, Inc...................... 15,286,000   1,379,191
    CNT Group, Ltd....................................................  8,315,264     381,006
   *COL Capital, Ltd..................................................  2,209,840     405,474
   *Continental Holdings, Ltd.........................................  1,578,250      25,215
    Convenience Retail Asia, Ltd......................................     42,000      30,185
    Cosmos Machinery Enterprises, Ltd.................................  1,060,400      85,511
   *CP Lotus Corp., Ltd............................................... 11,420,000     280,006
    Cross-Harbour Holdings, Ltd. (The)................................    679,520     573,612
    CSI Properties, Ltd............................................... 28,686,383   1,275,173
   *CST Mining Group, Ltd............................................. 71,688,000   1,043,640
   *Culture Landmark Investment, Ltd..................................    509,800      59,432
   *Culturecom Holdings, Ltd..........................................  3,205,000     710,387
    Dah Sing Banking Group, Ltd.......................................  1,871,997   2,331,859
   *Dah Sing Financial Holdings, Ltd..................................    701,427   3,694,728
    Dan Form Holdings Co., Ltd........................................  3,668,260     558,026
    Dickson Concepts International, Ltd...............................  1,163,500     655,080
   *Dingyi Group Investment, Ltd......................................  5,497,500     184,169
    Dorsett Hospitality International, Ltd............................  3,315,000     884,805
   *DVN Holdings, Ltd.................................................    863,000      41,777
    Eagle Nice International Holdings, Ltd............................  1,116,000     248,887
    EcoGreen Fine Chemicals Group, Ltd................................  1,112,000     216,693
   *EganaGoldpfeil Holdings, Ltd......................................  4,121,757          --
    Emperor Capital Group, Ltd........................................    564,000      30,176
    Emperor Entertainment Hotel, Ltd..................................  3,210,000     828,146
    Emperor International Holdings, Ltd...............................  6,208,753   1,946,023
   *Emperor Watch & Jewellery, Ltd.................................... 23,650,000   2,898,228
   *ENM Holdings, Ltd................................................. 15,112,000   1,206,600
   *Enviro Energy International Holdings, Ltd.........................  4,776,000     116,990
   *EPI Holdings, Ltd................................................. 18,769,927     469,375
   #Esprit Holdings, Ltd..............................................  7,747,350  10,796,726
   *eSun Holdings, Ltd................................................  4,128,000     856,784
    EVA Precision Industrial Holdings, Ltd............................  6,292,000     835,217
   *Ezcom Holdings, Ltd...............................................     72,576         449
   #Fairwood, Ltd.....................................................    510,100   1,091,792
    Far East Consortium International, Ltd............................  4,819,001   1,348,127
  #*Fook Woo Group Holdings, Ltd......................................    952,000     166,944
    Fountain SET Holdings, Ltd........................................  4,622,000     721,202
    Four Seas Mercantile Holdings, Ltd................................    592,000     181,208
    Fujikon Industrial Holdings, Ltd..................................    124,000      40,753
    Get Nice Holdings, Ltd............................................ 20,464,000     923,262
  #*Giordano International, Ltd.......................................  7,582,000   7,701,451
   *Global Tech Holdings, Ltd.........................................  1,824,000       6,589
    Glorious Sun Enterprises, Ltd.....................................  2,702,000     825,876
    Gold Peak Industries Holding, Ltd.................................  3,118,642     337,674
    Golden Resources Development International, Ltd...................  3,330,500     171,874
   *Goldin Financial Holdings, Ltd....................................    480,000      77,356
   *Goldin Properties Holdings, Ltd...................................  3,044,000   1,830,910
   *Grande Holdings, Ltd..............................................    882,000      46,628
   #Great Eagle Holdings, Ltd.........................................     70,160     272,451
   *Greenheart Group, Ltd.............................................     24,000       2,041

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

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
HONG KONG -- (Continued)
   *G-Resources Group, Ltd............................................ 86,625,000 $4,801,445
   *Group Sense International, Ltd....................................  1,628,000     38,076
    Guangnan Holdings, Ltd............................................  2,249,600    290,378
    Guotai Junan International Holdings, Ltd..........................  2,650,000  1,313,123
    Haitong International Securities Group, Ltd.......................  1,453,586    811,319
   *Hang Fung Gold Technology, Ltd....................................  1,972,482         --
   *Hans Energy Co., Ltd..............................................  2,684,000     62,442
   *Hao Tian Resources Group, Ltd.....................................  1,152,000     56,706
   #Harbour Centre Development, Ltd...................................    957,500  1,775,531
    High Fashion International, Ltd...................................    268,000     96,790
    HKR International, Ltd............................................  5,895,136  3,412,317
    Hon Kwok Land Investment Co., Ltd.................................    314,800    141,066
   *Hong Kong & Shanghai Hotels, Ltd..................................    520,000    898,934
   *Hong Kong Aircraft Engineering Co., Ltd...........................     27,600    390,380
    Hong Kong Ferry Holdings, Ltd.....................................    809,300    841,302
   #Hong Kong Television Network, Ltd.................................  2,401,751    730,863
   *Hongkong Chinese, Ltd.............................................  5,092,000    952,219
   *Hop Hing Group Holdings, Ltd......................................    540,000     27,466
    Hsin Chong Construction Group, Ltd................................  2,197,658    413,172
   *Huafeng Group Holdings, Ltd.......................................  5,113,325    158,554
    Hung Hing Printing Group, Ltd.....................................  1,298,000    225,866
   *Hutchison Telecommunications Hong Kong Holdings, Ltd..............  7,826,000  3,552,672
   *Hybrid Kinetic Group, Ltd......................................... 10,494,000    161,997
   *HyComm Wireless, Ltd..............................................     89,090     20,284
   *Imagi International Holdings, Ltd................................. 33,280,000    501,943
    IPE Group, Ltd....................................................  2,230,000    184,246
  #*IRC, Ltd.,........................................................  5,788,000    821,468
   *IT, Ltd...........................................................  3,646,532  1,583,938
    ITC Corp., Ltd....................................................    659,645     48,492
    ITC Properties Group, Ltd.........................................  3,645,747  1,574,046
   *Jinhui Holdings, Ltd..............................................    121,000     25,751
    Jiuzhou Development Co., Ltd......................................  2,558,000    402,537
   *JLF Investment Co., Ltd...........................................  3,173,500    147,163
    Johnson Electric Holdings, Ltd....................................  2,568,000  1,820,598
   *K Wah International Holdings, Ltd.................................  6,354,390  3,696,319
    Kam Hing International Holdings, Ltd..............................  1,974,000    188,430
    Kantone Holdings, Ltd.............................................  9,835,145     94,877
    Karrie International Holdings, Ltd................................  1,341,200     47,458
    Keck Seng Investments (Hong Kong), Ltd............................    904,600    433,348
    Kin Yat Holdings, Ltd.............................................    586,000     73,940
   *King Pacific International Holdings, Ltd..........................  1,404,200     22,089
   *King Stone Energy Group, Ltd......................................  4,903,000    360,961
    Kingmaker Footwear Holdings, Ltd..................................  1,484,955    248,127
    Kingston Financial Group, Ltd..................................... 14,403,000  1,279,677
   *Ko Yo Chemical Group, Ltd......................................... 16,260,000    282,896
    Kowloon Development Co., Ltd......................................  1,776,000  2,725,822
   *Kwoon Chung Bus Holdings, Ltd.....................................    530,000    117,330
   *Lai Sun Development Co., Ltd...................................... 65,128,466  2,856,590
   *Lai Sun Garment International, Ltd................................  2,948,000    619,590
    Lam Soon Hong Kong, Ltd...........................................    302,310    155,617
   *Leading Spirit High-Tech Holdings Co., Ltd........................  2,310,000      2,979
    Lee's Pharmaceutical Holdings, Ltd................................    335,000    236,098
    Lerado Group Holdings Co., Ltd....................................  1,900,000    228,224
    Lippo China Resources, Ltd........................................ 11,264,000    335,693
    Lippo, Ltd........................................................  1,195,700    631,487
   *Lisi Group Holdings, Ltd..........................................  4,050,000    182,345
   #Liu Chong Hing Investment, Ltd....................................    785,200    950,456
    Luen Thai Holdings, Ltd...........................................    737,000    160,270
  #*Luk Fook Holdings International, Ltd..............................  1,955,000  6,829,562
    Luks Group (Vietnam Holdings) Co., Ltd............................    428,913    126,564
   *Lung Cheong International Holdings, Ltd...........................  3,938,000    152,066

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
HONG KONG -- (Continued)
    Lung Kee (Bermuda) Holdings, Ltd..................................  1,613,875 $  707,868
   *Magnificent Estates, Ltd.......................................... 13,558,000    813,326
    Mainland Headwear Holdings, Ltd...................................    571,600     71,727
   *Man Wah Holdings, Ltd.............................................  1,670,400  1,536,466
    Man Yue Technology Holdings, Ltd..................................  1,064,000    168,680
    Matrix Holdings, Ltd..............................................  1,067,414    243,623
   *Mei Ah Entertainment Group, Ltd................................... 11,040,000    188,002
    Melbourne Enterprises, Ltd........................................     40,500    835,503
   *Melco International Development, Ltd..............................  6,017,000  9,749,745
   *Midland Holdings, Ltd.............................................  4,024,000  2,066,044
    Ming Fai International Holdings, Ltd..............................  1,765,000    218,157
   *Ming Fung Jewellery Group, Ltd.................................... 10,810,000    501,535
   *Miramar Hotel & Investment Co., Ltd...............................    858,000  1,259,148
    Modern Beauty Salon Holdings, Ltd.................................    160,000     19,068
   *Mongolia Energy Corp., Ltd........................................ 10,603,000    554,395
  #*Mongolian Mining Corp.............................................  6,043,500  2,993,985
   *Nan Nan Resources Enterprise, Ltd.................................     90,000      8,969
    Nanyang Holdings, Ltd.............................................    137,500    524,511
    National Electronics Holdings, Ltd................................  2,498,000    347,695
    Natural Beauty Bio-Technology, Ltd................................  4,470,000    455,459
  #*Neo-Neon Holdings, Ltd............................................  3,145,500    714,331
   *Neptune Group, Ltd................................................    450,000     10,588
    New Century Group Hong Kong, Ltd.................................. 13,351,464    275,193
   *New Focus Auto Tech Holdings, Ltd.................................    104,000     12,749
   *New Smart Energy Group, Ltd....................................... 28,675,000    281,755
  #*New Times Energy Corp., Ltd.......................................  1,297,600    160,777
  #*NewOcean Green Energy Holdings, Ltd...............................  4,530,000  2,313,584
   *Next Media, Ltd...................................................  4,095,183    754,336
   *Norstar Founders Group, Ltd.......................................  3,256,000         --
   *North Asia Resources Holdings, Ltd................................  1,148,600     45,786
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.............  6,229,706    425,945
   *Orient Power Holdings, Ltd........................................    804,000     19,490
  #*Oriental Watch Holdings, Ltd......................................  3,084,800  1,212,942
    Pacific Andes International Holdings, Ltd......................... 11,059,378    612,745
   *Pacific Basin Shipping, Ltd.......................................  9,924,000  5,799,221
   *Pacific Textile Holdings, Ltd.....................................  2,379,000  2,145,368
    Paliburg Holdings, Ltd............................................  3,152,830  1,126,691
   *Pan Asia Environmental Protection Group, Ltd......................    768,000     53,981
  #*Peace Mark Holdings, Ltd..........................................  2,738,022         --
   *Pearl Oriental Oil, Ltd........................................... 12,889,800  1,047,086
    Pegasus International Holdings, Ltd...............................    226,000     31,436
   *Pico Far East Holdings, Ltd.......................................  4,668,000  1,282,703
    Playmates Holdings, Ltd...........................................    254,000    218,402
   *PNG Resources Holdings, Ltd....................................... 17,442,362    617,834
    Pokfulam Development Co., Ltd.....................................    234,000    390,826
   *Poly Capital Holdings, Ltd........................................  1,154,000     15,927
   #Polytec Asset Holdings, Ltd....................................... 10,763,526  1,512,841
    Public Financial Holdings, Ltd....................................  3,194,000  1,634,834
    PYI Corp., Ltd.................................................... 20,087,973    548,739
   *Pyxis Group, Ltd..................................................  1,936,000     42,438
    Raymond Industrial, Ltd...........................................  1,308,400    147,785
   *Regal Hotels International Holdings, Ltd..........................  2,619,800  1,313,879
    Richfield Group Holdings, Ltd.....................................  8,600,000    421,222
   *Rising Development Holdings, Ltd..................................  2,278,000    108,224
    Rivera Holdings, Ltd..............................................  5,710,000    238,732
    S.A.S. Dragon Holdings, Ltd.......................................    928,000    185,466
   *SA SA International Holdings, Ltd.................................  5,978,000  5,396,308
    Safety Godown Co., Ltd............................................    398,000    637,665
   *San Miguel Brewery Hong Kong, Ltd.................................    408,800     60,737
   *Sandmartin International Holdings, Ltd............................     84,000      7,273
   *Sanyuan Group, Ltd................................................    415,000      8,027

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
HONG KONG -- (Continued)
   *SEA Holdings, Ltd.................................................  1,158,000 $  858,842
   *SEEC Media Group, Ltd.............................................    136,000      4,130
   *Sheng Yuan Holdings, Ltd..........................................    110,000      5,813
   #Shenyin Wanguo, Ltd...............................................  1,657,500    709,421
    Shenzhen High-Tech Holdings, Ltd..................................    812,000     45,694
   *Shougang Concord Technology Holdings, Ltd.........................  4,479,809    282,825
   *Shun Ho Resources Holdings, Ltd...................................    301,000     57,346
   *Shun Ho Technology Holdings, Ltd..................................  1,037,452    197,914
   *Shun Tak Holdings, Ltd............................................  8,705,419  4,750,045
   *Sing Pao Media Enterprises, Ltd...................................    250,511        485
    Sing Tao News Corp., Ltd..........................................  1,974,000    295,496
   *Singamas Container Holdings, Ltd..................................  8,278,000  2,389,411
   *Sinocan Holdings, Ltd.............................................    350,000      1,760
   *Sinocop Resources Holdings, Ltd...................................  2,760,000    235,017
   *Sino-Tech International Holdings, Ltd............................. 29,380,000    265,183
    SIS International Holdings, Ltd...................................     34,000     14,315
    Sitoy Group Holdings, Ltd.........................................    127,000     74,640
   *SmarTone Telecommunications Holdings, Ltd.........................  2,079,000  3,704,408
    SOCAM Development, Ltd............................................  1,172,771  1,414,471
   *Solomon Systech International, Ltd................................  6,312,000    182,181
    Soundwill Holdings, Ltd...........................................    322,000    907,282
   *South China (China), Ltd..........................................  6,744,000    782,517
   *South China Land, Ltd............................................. 17,639,170    374,484
   *Stella International Holdings, Ltd................................     57,000    163,956
    Stelux Holdings International, Ltd................................  2,614,400    922,323
   *Styland Holdings, Ltd.............................................    137,438      2,606
   *Success Universe Group, Ltd.......................................  5,552,000    151,597
    Sun Hing Vision Group Holdings, Ltd...............................    358,000    125,526
  #*Sun Hung Kai & Co., Ltd...........................................  2,444,429  1,731,402
   *Sun Innovation Holdings, Ltd...................................... 10,445,655    152,448
   *Sunway International Holdings, Ltd................................    538,000     11,885
   *Superb Summit International Group, Ltd............................ 20,141,600    844,200
  #*Sustainable Forest Holdings, Ltd.................................. 13,677,750    129,950
    Tai Cheung Holdings, Ltd..........................................  2,019,000  1,650,400
    Tai Sang Land Development, Ltd....................................    598,984    300,081
   *Talent Property Group, Ltd........................................  5,106,420    148,953
   #Tan Chong International, Ltd......................................  1,212,000    400,088
  #*Tao Heung Holdings, Ltd...........................................    298,000    185,209
  #*Taung Gold International, Ltd..................................... 14,590,000    299,122
    Termbray Industries International (Holdings), Ltd.................  2,304,900    371,757
    Tern Properties Co., Ltd..........................................     51,200     25,742
    Texwinca Holdings, Ltd............................................  2,434,000  2,296,087
   *Theme International Holdings, Ltd.................................    460,000     17,523
    Tian Teck Land, Ltd...............................................  1,054,000  1,178,224
  #*Titan Petrochemicals Group, Ltd................................... 13,140,000      4,236
   *Tom Group, Ltd....................................................  3,342,000    404,252
    Tongda Group Holdings, Ltd........................................ 13,630,000    713,061
   *Topsearch International Holdings, Ltd.............................  2,348,000     66,839
   *Town Health International Investments, Ltd........................  1,175,165     85,031
    Tradelink Electronic Commerce, Ltd................................  1,890,000    336,153
  #*Transport International Holdings, Ltd.............................    972,941  2,195,183
  #*Trinity, Ltd......................................................  5,652,000  3,489,954
    Tristate Holdings, Ltd............................................    188,000     92,639
   *TSC Group Holdings, Ltd...........................................  2,515,000    529,150
   #Tse Sui Luen Jewellery International, Ltd.........................    300,000    160,866
    Tungtex Holdings Co., Ltd.........................................    464,000     49,282
    Tysan Holdings, Ltd...............................................  1,040,773    190,176
  #*United Laboratories International Holdings, Ltd. (The)............  3,210,000  1,469,551
    Universal Technologies Holdings, Ltd..............................  7,630,000    486,829
   *Up Energy Development Group, Ltd..................................    674,000     68,949
   *U-RIGHT International Holdings, Ltd...............................  4,746,000      8,567

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
HONG KONG -- (Continued)
   *Value Convergence Holdings, Ltd...................................  1,420,000 $    235,958
  #*Value Partners Group, Ltd.........................................  3,752,000    2,607,945
    Van Shung Chong Holdings, Ltd.....................................    789,335      103,860
    Varitronix International, Ltd.....................................  1,123,293      579,371
    Vedan International Holdings, Ltd.................................  3,272,000      227,430
    Victory City International Holdings, Ltd..........................  4,638,249      573,529
   *Vitasoy International Holdings, Ltd...............................  3,879,000    4,089,940
    VST Holdings, Ltd.................................................  3,366,000      827,946
    Wai Kee Holdings, Ltd.............................................  7,946,738    1,836,946
    Wang On Group, Ltd................................................ 20,231,286      370,803
   *Warderly International Holdings, Ltd..............................    520,000       32,184
    Water Oasis Group, Ltd............................................  1,346,000      185,611
    Win Hanverky Holdings, Ltd........................................  1,812,000      193,761
    Wing On Co. International, Ltd....................................    781,000    2,398,117
    Wing Tai Properties, Ltd..........................................  1,957,331    1,448,203
    Wong's International (Holdings), Ltd..............................    737,641      261,225
    Wong's Kong King International Holdings, Ltd......................    120,000       12,084
   *Xinyi Glass Holdings, Ltd......................................... 10,676,000    7,020,361
   *Xpress Group, Ltd.................................................    440,000       18,440
    Y. T. Realty Group, Ltd...........................................    749,000      239,841
    Yangtzekiang Garment, Ltd.........................................    606,500      244,680
    Yau Lee Holdings, Ltd.............................................    534,000      117,073
    Yeebo (International Holdings), Ltd...............................    572,000       81,094
   #YGM Trading, Ltd..................................................    453,000    1,198,087
   *Yugang International, Ltd......................................... 93,492,000      772,416
                                                                                  ------------
TOTAL HONG KONG.......................................................             265,548,248
                                                                                  ------------

NEW ZEALAND -- (5.8%).................................................
   *A2 Corp., Ltd.....................................................     36,244       15,516
   *Abano Healthcare Group, Ltd.......................................     29,547      157,389
   *Air New Zealand, Ltd..............................................  2,261,316    2,367,952
   *Auckland International Airport, Ltd...............................    930,900    2,215,787
    Briscoe Group, Ltd................................................      2,235        4,700
   *Cavalier Corp., Ltd...............................................    283,674      450,453
    CDL Investments New Zealand, Ltd..................................    329,115      140,701
   *Chorus, Ltd.......................................................    408,855      978,453
    Colonial Motor Co., Ltd...........................................    148,846      498,787
   *Diligent Board Member Services, Inc...............................     32,872      148,414
    Ebos Group, Ltd...................................................    212,513    1,521,875
   *Fisher & Paykel Healthcare Corp., Ltd.............................  3,204,679    6,407,202
  #*Freightways, Ltd..................................................    803,165    3,059,963
    Hallenstein Glasson Holdings, Ltd.................................    243,961    1,080,919
    Heartland New Zealand, Ltd........................................    173,369       99,018
    Hellaby Holdings, Ltd.............................................    353,056    1,007,392
    Infratil, Ltd.....................................................  2,381,809    4,913,574
    Kathmandu Holdings, Ltd...........................................     75,648      140,327
  #*Mainfreight, Ltd..................................................    446,694    4,497,566
    Methven, Ltd......................................................     93,877      118,040
    Michael Hill International, Ltd...................................  1,534,152    1,597,170
    Millennium & Copthorne Hotels (New Zealand), Ltd..................  1,387,344      653,185
    New Zealand Oil & Gas, Ltd........................................  2,036,646    1,546,255
   #New Zealand Refining Co., Ltd.....................................    591,259    1,309,784
    Northland Port Corp. (New Zealand), Ltd...........................    185,123      387,990
  #*Nuplex Industries, Ltd............................................  1,016,678    2,816,497
    NZX, Ltd..........................................................    889,823    1,000,514
   #Opus International Consultants, Ltd...............................     12,925       21,899
   *Pike River Coal, Ltd..............................................    490,805           --
   *Port of Tauranga, Ltd.............................................    528,322    6,143,832
   *Pumpkin Patch, Ltd................................................    606,913      697,588
   *Pyne Gould Guinness, Ltd..........................................    779,712      287,817
  #*Rakon, Ltd........................................................    346,364      104,516

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- -----------
NEW ZEALAND -- (Continued)
  #*Restaurant Brands New Zealand, Ltd................................   432,838 $ 1,020,473
   *Richina Pacific, Ltd..............................................   274,180      82,833
   *Rubicon, Ltd...................................................... 1,485,105     375,555
   #Ryman Healthcare, Ltd............................................. 1,710,210   6,617,116
    Sanford, Ltd......................................................   393,618   1,438,971
    Scott Technology, Ltd.............................................    36,510      83,622
   *Seafresh Fisheries, Ltd...........................................    80,520       1,892
    Skellerup Holdings, Ltd...........................................   446,665     615,326
   #Sky Network Television, Ltd....................................... 1,006,593   4,376,365
   *SKYCITY Entertainment Group, Ltd.................................. 3,254,988  10,846,229
    South Port New Zealand, Ltd.......................................    27,744      76,389
   #Steel & Tube Holdings, Ltd........................................   389,046     822,759
    Tourism Holdings, Ltd.............................................   274,867     168,035
   *Tower, Ltd........................................................   995,808   1,614,152
   #TrustPower, Ltd...................................................    60,646     426,878
    Vector, Ltd.......................................................   986,035   2,314,350
    Warehouse Group, Ltd..............................................   588,314   1,600,429
  #*Xero, Ltd.........................................................    52,562     320,971
                                                                                 -----------
TOTAL NEW ZEALAND.....................................................            79,193,420
                                                                                 -----------

SINGAPORE -- (12.5%)..................................................
  #*Abterra, Ltd......................................................   531,800     309,665
   *Amara Holdings, Ltd...............................................   138,000      55,747
    Amtek Engineering, Ltd............................................ 1,270,000     600,552
    Armstrong Industrial Corp., Ltd................................... 1,431,000     323,670
   #ASL Marine Holdings, Ltd..........................................   752,600     440,592
   #AusGroup, Ltd..................................................... 3,194,000   1,639,297
   #Baker Technology, Ltd............................................. 1,272,000     374,799
   *Banyan Tree Holdings, Ltd.........................................   960,000     531,371
    Beng Kuang Marine, Ltd............................................   500,000      48,420
    BH Global Marine, Ltd.............................................   299,000      44,752
  #*Biosensors International Group, Ltd............................... 5,439,237   5,954,608
    Bonvests Holdings, Ltd............................................   978,000     921,196
   *Boustead Singapore, Ltd........................................... 1,327,000   1,211,386
    Breadtalk Group, Ltd..............................................   812,800     502,983
   #Broadway Industrial Group, Ltd.................................... 1,336,000     377,945
  #*Bukit Sembawang Estates, Ltd......................................   538,003   2,955,020
    Bund Center Investment, Ltd....................................... 1,159,000     210,320
    CH Offshore, Ltd.................................................. 1,612,400     664,103
    China Aviation Oil Singapore Corp., Ltd........................... 1,168,000   1,019,443
   *China Dairy Group, Ltd............................................   579,000      50,663
   *China Energy, Ltd.................................................   564,000      50,375
    China Merchants Holdings Pacific, Ltd.............................   813,000     592,136
   *Chip Eng Seng Corp., Ltd.......................................... 3,471,800   2,156,050
    Chuan Hup Holdings, Ltd........................................... 3,967,000     976,903
  #*Cosco Corp. Singapore, Ltd........................................ 6,569,000   5,044,514
    Creative Technology, Ltd..........................................   272,200     676,492
    CSC Holdings, Ltd................................................. 1,849,000     185,627
   *CSE Global, Ltd................................................... 2,917,000   2,039,851
   *CWT, Ltd.......................................................... 1,154,700   1,339,553
    Datapulse Technology, Ltd.........................................    89,000      14,785
  #*Delong Holdings, Ltd.............................................. 1,361,000     655,491
    DMX Technologies Group, Ltd....................................... 1,798,000     377,283
   *Dyna-Mac Holdings, Ltd............................................ 1,678,000     692,173
   *Elec & Eltek International Co., Ltd...............................    68,000     153,000
    Ellipsiz, Ltd.....................................................   123,000       9,345
    EnGro Corp., Ltd..................................................   354,000     273,164
    Enviro-Hub Holdings, Ltd.......................................... 1,445,666     110,871
    Eu Yan Sang International, Ltd....................................   673,800     342,979
   *euNetworks Group, Ltd.............................................   411,000       5,303
  #*Ezion Holdings, Ltd...............................................   492,000     719,433

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
SINGAPORE -- (Continued)
  #*Ezra Holdings, Ltd................................................  4,039,000 $3,879,855
    F.J. Benjamin Holdings, Ltd.......................................  1,305,000    332,212
   *Falcon Energy Group, Ltd..........................................  1,363,000    336,634
    Food Empire Holdings, Ltd.........................................  1,237,400    652,771
    Fragrance Group, Ltd..............................................  6,016,000  1,264,723
    Freight Links Express Holdings, Ltd...............................  6,042,111    366,771
  #*Gallant Venture, Ltd..............................................  4,224,000  1,009,844
    GK Goh Holdings, Ltd..............................................  1,458,000    959,370
    Global Yellow Pages, Ltd..........................................    299,000     19,786
   #GMG Global, Ltd................................................... 16,541,000  1,911,125
   *Goodpack, Ltd.....................................................  1,151,000  1,697,470
   #GP Batteries International, Ltd...................................    343,000    288,593
    GP Industries, Ltd................................................  2,643,209  1,016,051
   *GuocoLand, Ltd....................................................    386,314    746,371
   #GuocoLeisure, Ltd.................................................  2,877,000  1,732,766
    Guthrie GTS, Ltd..................................................  1,264,000    699,585
    Hanwell Holdings, Ltd.............................................  1,823,419    457,985
  #*Healthway Medical Corp., Ltd......................................  7,622,776    573,849
    HG Metal Manufacturing, Ltd.......................................    729,000     60,648
   *Hiap Hoe, Ltd.....................................................    104,000     54,198
    Hiap Seng Engineering, Ltd........................................    612,000    168,103
   #Hi-P International, Ltd...........................................  1,279,000    724,016
   *HLH Group, Ltd....................................................  4,118,000     89,680
    Ho Bee Investment, Ltd............................................  1,509,000  2,329,326
   *Hong Fok Corp., Ltd...............................................  3,323,640  1,637,022
   *Hong Fok Land, Ltd................................................  1,210,000      1,560
    Hong Leong Asia, Ltd..............................................    596,000    816,049
    Hotel Grand Central, Ltd..........................................  1,266,047    951,510
  #*Hotel Properties, Ltd.............................................  1,354,400  3,492,413
    Hour Glass, Ltd...................................................    622,744    883,974
    HTL International Holdings, Ltd...................................  1,063,843    291,934
   *Huan Hsin Holdings, Ltd...........................................    512,400     23,657
    HupSteel, Ltd.....................................................  1,572,875    298,462
    Hwa Hong Corp., Ltd...............................................  2,186,000    653,911
  #*Hyflux, Ltd.......................................................  3,307,500  3,595,629
    IFS Capital, Ltd..................................................    248,080     86,250
  #*Indofood Agri Resources, Ltd......................................  3,159,000  3,333,588
   *Innopac Holdings, Ltd.............................................  2,303,000    419,131
    InnoTek, Ltd......................................................    950,000    287,811
  #*Interra Resources, Ltd............................................  1,760,000    775,195
    IPC Corp., Ltd....................................................  4,067,000    571,901
    Isetan (Singapore), Ltd...........................................    122,500    484,403
   *Jaya Holdings, Ltd................................................  1,955,000  1,123,142
   *Jiutian Chemical Group, Ltd.......................................  2,337,000    172,517
  #*Jurong Technologies Industrial Corp., Ltd.........................  2,227,680         --
    K1 Ventures, Ltd..................................................  3,382,500    461,510
    Keppel Telecommunications & Transportation, Ltd...................  1,409,600  1,531,466
   *K-Green Trust, Ltd................................................    721,000    608,445
    Kian Ann Engineering, Ltd.........................................  1,276,000    448,479
   *Koh Brothers Group, Ltd...........................................  1,312,000    329,100
    Lafe Corp., Ltd...................................................  1,234,800     94,527
    LC Development, Ltd...............................................  3,036,504    397,535
    Lee Kim Tah Holdings, Ltd.........................................  1,600,000  1,022,378
   *Li Heng Chemical Fibre Technologies, Ltd..........................  2,053,000    232,481
   *Lian Beng Group, Ltd..............................................  1,305,000    453,169
   *Low Keng Huat Singapore, Ltd......................................    523,000    285,043
    Lum Chang Holdings, Ltd...........................................  1,042,030    294,962
    M1, Ltd...........................................................  1,377,000  3,092,931
   *Manhattan Resources, Ltd..........................................    911,000    426,068
    Marco Polo Marine, Ltd............................................    772,000    264,940
    Memstar Technology, Ltd...........................................  5,191,000    372,653

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
SINGAPORE -- (Continued)
    Memtech International, Ltd........................................    171,000 $   11,455
   #Mercator Lines Singapore, Ltd.....................................    555,000     60,075
   *Mermaid Maritime PCL (Foreign)....................................    257,000     83,989
    Metro Holdings, Ltd...............................................  2,085,792  1,577,191
   *Mewah International, Inc..........................................  1,614,000    685,283
   #Midas Holdings, Ltd...............................................  7,026,000  3,092,541
    Nam Cheong, Ltd...................................................  4,399,740    943,425
    New Toyo International Holdings, Ltd..............................  1,624,000    380,725
    NSL, Ltd..........................................................    422,000    511,718
   *Oceanus Group, Ltd................................................ 11,864,000    563,866
   #OKP Holdings, Ltd.................................................    207,000     88,568
    Orchard Parade Holdings, Ltd......................................  1,054,598  1,883,158
  #*OSIM International, Ltd...........................................  1,465,000  2,130,965
   *Ossia International, Ltd..........................................    395,554     37,886
  #*Otto Marine, Ltd..................................................  5,355,500    402,677
  #*Overseas Union Enterprise, Ltd....................................  1,466,000  3,533,035
    Pan Pacific Hotels Group, Ltd.....................................  1,669,500  3,185,722
    Pan-United Corp., Ltd.............................................  2,006,000  1,605,254
   *PEC, Ltd..........................................................     25,000     14,340
   *Penguin International, Ltd........................................    400,000     26,762
    Petra Foods, Ltd..................................................    831,000  2,595,563
    Popular Holdings, Ltd.............................................  2,763,650    557,971
    QAF, Ltd..........................................................  1,121,151    751,403
  #*Raffles Education Corp., Ltd......................................  3,715,710  1,080,907
   *Raffles Medical Group, Ltd........................................    976,223  2,387,025
    Rickmers Maritime.................................................     53,000     15,989
    Rotary Engineering, Ltd...........................................  1,314,600    627,344
    Roxy-Pacific Holdings, Ltd........................................    451,000    220,559
   *S I2I, Ltd........................................................ 15,949,000    361,043
    San Teh, Ltd......................................................    999,087    279,331
   *Sapphire Corp., Ltd...............................................    704,000     72,913
    SBS Transit, Ltd..................................................    953,500  1,162,906
    See Hup Seng, Ltd.................................................     64,000     12,714
  #*Sheng Siong Group, Ltd............................................    724,000    383,613
    Sim Lian Group, Ltd...............................................  2,281,855  1,503,843
    Sinarmas Land, Ltd................................................  4,095,000  1,149,798
   *Sing Holdings, Ltd................................................    723,000    239,337
    Sing Investments & Finance, Ltd...................................    297,675    339,223
    Singapore Land, Ltd...............................................     60,000    363,116
   *Singapore Post, Ltd...............................................  7,805,120  7,632,267
    Singapore Reinsurance Corp., Ltd..................................  1,514,530    300,147
    Singapore Shipping Corp., Ltd.....................................  1,689,000    355,293
    Singapura Finance, Ltd............................................    174,062    217,789
   #Sound Global, Ltd.................................................  1,432,000    763,592
   *Stamford Land Corp., Ltd..........................................  2,938,000  1,400,969
    Straco Corp., Ltd.................................................    130,000     30,931
   *STX OSV Holdings, Ltd.............................................  3,328,000  3,388,380
    Sunningdale Tech, Ltd.............................................  2,398,000    271,592
  #*Sunvic Chemical Holdings, Ltd.....................................  1,650,000    679,797
   *Super Group, Ltd..................................................  1,115,000  3,107,748
   #Swiber Holdings, Ltd..............................................  3,443,000  1,934,234
    Swissco Holdings, Ltd.............................................     42,000      9,866
    Tat Hong Holdings, Ltd............................................  1,617,800  2,012,568
   #Technics Oil & Gas, Ltd...........................................  1,028,000    851,411
    Thakral Corp., Ltd................................................  6,028,000    155,653
   *Tiger Airways Holdings, Ltd.......................................    195,500    120,906
    Tiong Woon Corp. Holding, Ltd.....................................  1,754,250    509,991
   *Transcu Group, Ltd................................................  4,936,000     55,918
    Trek 2000 International, Ltd......................................    511,000    109,457
  #*Triyards Holdings, Ltd............................................    348,900    232,319
   *Tuan Sing Holdings, Ltd...........................................  3,881,475  1,160,974

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES      VALUE++
                                                                       --------- --------------
SINGAPORE -- (Continued)
    UMS Holdings, Ltd................................................. 1,225,000 $      455,571
  #*United Engineers, Ltd............................................. 1,081,014      2,962,571
   #United Envirotech, Ltd............................................ 2,003,000      1,015,885
   *United Industrial Corp., Ltd......................................   148,000        333,638
    United Overseas Insurance, Ltd....................................   187,250        592,248
   *UOB-Kay Hian Holdings, Ltd........................................ 1,702,400      2,358,936
   #UPP Holdings, Ltd................................................. 2,845,000        838,278
   *Venture Corp., Ltd................................................ 1,040,000      7,134,495
    Vicom, Ltd........................................................   120,000        490,986
   #WBL Corp., Ltd....................................................   633,000      2,260,540
    Wee Hur Holdings, Ltd.............................................   191,000         87,092
    Wheelock Properties, Ltd.......................................... 1,210,000      1,925,446
    Wing Tai Holdings, Ltd............................................ 2,260,567      3,475,482
    Xpress Holdings, Ltd..............................................   915,000         31,053
   *Yeo Hiap Seng, Ltd................................................   218,731        558,244
    YHI International, Ltd............................................ 1,174,000        313,606
    Yoma Strategic Holdings, Ltd......................................     2,000          1,454
   *Yongnam Holdings, Ltd............................................. 4,862,000      1,041,907
                                                                                 --------------
TOTAL SINGAPORE.......................................................              172,341,805
                                                                                 --------------

UNITED STATES -- (0.0%)
   *Biota Pharmaceuticals, Inc........................................   128,399        507,176
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            1,132,133,803
                                                                                 --------------

RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.1%)
   *Centrebet International, Ltd. Litigation Rights...................    81,336             --
   *Noble Mineral Resources, Ltd. Rights 02/22/13.....................   859,168             --
   *Yancoal Australia, Ltd. Contigent Value Rights....................   232,730        599,523
                                                                                 --------------
TOTAL AUSTRALIA.......................................................                  599,523
                                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................................                  599,523
                                                                                 --------------


                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)        VALUE+
                                                                       ----------- --------------
SECURITIES LENDING COLLATERAL -- (17.5%)
(S)@ DFA Short Term Investment Fund...................................  20,743,302    240,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
     02/01/13 (Collateralized by FNMA 3.500%, 11/01/42, valued at
     $1,018,580) to be repurchased at $998,613........................ $       999        998,608
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                240,998,608
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,230,732,229)^^.............................................             $1,373,731,934
                                                                                   ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ----------------------------------------------
                                                                       LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                                                       -------- -------------- ------- --------------
Common Stocks
   Australia..........................................................       -- $  610,739,426   --    $  610,739,426
   Canada............................................................. $ 28,843        193,612   --           222,455
   China..............................................................       --      3,581,273   --         3,581,273
   Hong Kong..........................................................       --    265,548,248   --       265,548,248
   New Zealand........................................................       --     79,193,420   --        79,193,420
   Singapore..........................................................       --    172,341,805   --       172,341,805
   United States......................................................  507,176             --   --           507,176
Rights/Warrants
   Australia..........................................................       --        599,523   --           599,523
Securities Lending Collateral.........................................       --    240,998,608   --       240,998,608
                                                                       -------- --------------   --    --------------
TOTAL................................................................. $536,019 $1,373,195,915   --    $1,373,731,934
                                                                       ======== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                         SHARES     VALUE++
                                                                       ---------- -----------
COMMON STOCKS -- (97.8%)
Consumer Discretionary -- (25.1%)
    4imprint Group P.L.C..............................................     97,044 $   546,342
    888 Holdings P.L.C................................................    530,684     962,944
    Aegis Group P.L.C.................................................  3,314,004  12,334,332
    Aga Rangemaster Group P.L.C.......................................    453,866     611,942
   *Barratt Developments P.L.C........................................  4,593,140  15,846,323
    Bellway P.L.C.....................................................    484,628   8,524,590
   *Berkeley Group Holdings P.L.C. (The)..............................    579,014  16,789,840
   #Betfair Group P.L.C...............................................     93,410     985,359
    Bloomsbury Publishing P.L.C.......................................    274,284     499,633
   *Bovis Homes Group P.L.C...........................................    875,787   8,315,787
    Bwin.Party Digital Entertainment P.L.C............................  2,380,983   4,205,933
   *Carpetright P.L.C.................................................    171,753   1,853,410
    Centaur Media P.L.C...............................................    556,967     492,465
    Chime Communications P.L.C........................................    255,582     962,668
   *Cineworld Group P.L.C.............................................    266,161   1,130,844
   *Clinton Cards P.L.C...............................................    740,506          --
    Creston P.L.C.....................................................     22,394      31,065
   *Daily Mail & General Trust P.L.C. Series A........................  1,312,593  12,474,052
    Darty P.L.C.......................................................  1,998,736   1,909,359
    Debenhams P.L.C...................................................  5,756,729   9,242,984
   *Dignity P.L.C.....................................................    220,409   4,077,889
  #*Dixons Retail P.L.C............................................... 16,762,047   7,312,423
   *Domino's Pizza Group P.L.C........................................    467,183   3,812,643
   *Dunelm Group P.L.C................................................    188,285   2,266,782
   *Enterprise Inns P.L.C.............................................  2,572,299   3,655,175
   *Euromoney Institutional Investor P.L.C............................    295,537   4,173,217
    Fiberweb P.L.C....................................................    549,357     636,817
   *Findel P.L.C......................................................  4,998,346     605,639
   *Forminster P.L.C..................................................     43,333       2,577
    French Connection Group P.L.C.....................................    111,997      48,078
    Fuller Smith & Turner P.L.C. Series A.............................    133,751   1,615,137
   *Future P.L.C......................................................  1,301,863     417,471
    Games Workshop Group P.L.C........................................    101,889   1,059,093
   *GKN P.L.C.........................................................  2,275,499   8,688,088
    Greene King P.L.C.................................................  1,421,372  15,027,482
    Halfords Group P.L.C..............................................    830,696   4,488,318
    Headlam Group P.L.C...............................................    337,290   1,866,714
    Henry Boot P.L.C..................................................    430,392   1,046,391
   *HMV Group P.L.C...................................................    229,315       4,001
   #Home Retail Group P.L.C...........................................  3,375,954   6,422,210
   #Hornby P.L.C......................................................    154,220     200,460
   *Howden Joinery Group P.L.C........................................  2,574,989   7,652,789
    Huntsworth P.L.C..................................................    855,324     566,119
   *Inchcape P.L.C....................................................  2,041,066  15,315,617
   *Informa P.L.C.....................................................  2,596,113  19,713,397
    ITV P.L.C.........................................................  7,691,118  13,979,124
    JD Sports Fashion P.L.C...........................................    120,013   1,416,728
   *JD Wetherspoon P.L.C..............................................    463,723   3,763,278
   *John Menzies P.L.C................................................    244,534   2,690,296
   *Johnston Press P.L.C..............................................    802,709     161,097
   *Ladbrokes P.L.C...................................................  3,831,005  12,898,932
    Laura Ashley Holdings P.L.C.......................................  1,500,394     654,017
    Lookers P.L.C.....................................................  1,116,893   1,403,796
    Low & Bonar P.L.C.................................................    857,764     786,149
   *M.J. Gleeson Group P.L.C..........................................    195,875     579,837
    Marston's P.L.C...................................................  2,881,358   6,110,639
   *Mecom Group P.L.C.................................................    288,414     419,230
   *Millennium & Copthorne Hotels P.L.C...............................  1,048,561   9,023,614

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                         SHARES     VALUE++
                                                                       ---------- ------------
Consumer Discretionary -- (Continued)
   *Mitchells & Butlers P.L.C.........................................    987,029 $  5,207,145
  #*Mothercare P.L.C..................................................    436,844    2,151,170
   *MWB Group Holdings P.L.C..........................................    335,122       25,911
    N Brown Group P.L.C...............................................    874,754    5,116,370
  #*Ocado Group P.L.C.................................................    799,070    1,341,267
   *Pendragon P.L.C...................................................  2,770,379      916,577
   *Perform Group PLC.................................................      3,229       19,358
   *Persimmon P.L.C...................................................  1,442,306   19,280,097
   *Photo-Me International P.L.C......................................     24,082       25,104
   *Punch Taverns P.L.C...............................................  2,430,256      412,445
   *Rank Group P.L.C..................................................     12,507       29,837
   *Redrow P.L.C......................................................  1,498,271    4,426,555
   *Restaurant Group P.L.C............................................    805,519    4,805,906
   *Rightmove P.L.C...................................................    379,201   10,073,648
   *Smiths News P.L.C.................................................    834,206    2,163,461
    Spirit Pub Co. P.L.C..............................................  2,581,590    2,752,579
   *Sportech P.L.C....................................................    361,100      425,766
    Sportingbet P.L.C.................................................    983,711      860,150
   *Sports Direct International P.L.C.................................    712,343    4,462,237
   *SuperGroup P.L.C..................................................    153,444    1,478,302
   *Taylor Wimpey P.L.C............................................... 15,081,052   17,013,837
   *Ted Baker P.L.C...................................................    145,918    2,789,847
  #*Thomas Cook Group P.L.C...........................................  3,822,480    4,085,387
    Topps Tiles P.L.C.................................................    810,881      703,277
   *Torotrak P.L.C....................................................     45,292       17,709
   *Trinity Mirror P.L.C..............................................  1,688,565    2,603,545
   *TUI Travel P.L.C..................................................  1,536,840    7,079,346
   *UBM P.L.C.........................................................  1,008,603   12,014,053
    UTV Media P.L.C...................................................    230,855      527,491
   *Vitec Group P.L.C. (The)..........................................    160,973    1,557,115
   *WH Smith P.LC.....................................................    620,413    6,552,850
   *Whitbread P.L.C...................................................     22,836      930,706
    William Hill P.L.C................................................  3,110,740   18,976,967
    Wilmington Group P.L.C............................................    346,234      804,938
    Young & Co.'s Brewery P.L.C. Non-Voting Shares....................     26,250      242,897
                                                                                  ------------
Total Consumer Discretionary..........................................             404,154,986
                                                                                  ------------
Consumer Staples -- (3.9%)............................................
   #A.G. Barr P.L.C...................................................    424,100    3,652,711
   *Anglo-Eastern Plantations P.L.C...................................    108,153    1,231,658
    Booker Group P.L.C................................................  5,876,279    9,794,205
    Britvic P.L.C.....................................................    961,388    6,842,415
    Cranswick P.L.C...................................................    230,448    3,441,685
   *Dairy Crest Group P.L.C...........................................    673,357    4,439,966
   *Devro P.L.C.......................................................    723,199    3,908,556
   *European Home Retail P.L.C........................................    109,256           --
    Greencore Group P.L.C.............................................  1,835,142    3,246,553
   *Greggs P.L.C......................................................    483,318    3,663,144
   *Hilton Food Group, Ltd............................................     15,373       76,916
   *McBride P.L.C.....................................................    845,496    1,793,795
   *Premier Foods P.L.C...............................................    906,022    1,344,162
  #*PZ Cussons P.L.C..................................................  1,287,639    7,937,672
    R.E.A. Holdings P.L.C.............................................     50,639      372,374
   *Tate & Lyle P.L.C.................................................    852,831   10,989,846
   *Thorntons P.L.C...................................................    179,394      113,725
                                                                                  ------------
Total Consumer Staples................................................              62,849,383
                                                                                  ------------
Energy -- (4.8%)......................................................
   *Afren P.L.C.......................................................  4,993,908   11,375,413
    Anglo Pacific Group P.L.C.........................................    438,805    1,935,189
   *Cairn Energy P.L.C................................................  1,636,026    7,435,262

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- -----------
Energy -- (Continued)
   *Coalfield Resources P.L.C......................................... 1,156,778 $   120,884
   *EnQuest P.L.C..................................................... 2,805,479   5,747,176
  #*Essar Energy P.L.C................................................   695,914   1,440,973
   *Exillon Energy P.L.C..............................................   211,793     542,227
   *Fortune Oil P.L.C................................................. 6,170,225   1,127,858
   *Hardy Oil & Gas P.L.C.............................................    74,781     126,706
   *Heritage Oil P.L.C................................................   653,846   2,067,927
   *Hunting P.L.C.....................................................   548,629   7,372,706
   *James Fisher & Sons P.L.C.........................................   179,613   2,320,568
  #*JKX Oil & Gas P.L.C...............................................   456,676     398,011
   *John Wood Group P.L.C............................................. 1,017,921  12,982,286
  #*Lamprell P.L.C....................................................   683,867   1,399,698
   *Petroceltic International P.L.C...................................   459,746      51,671
   *Premier Oil P.L.C................................................. 1,963,661  11,626,917
   *Salamander Energy P.L.C...........................................   996,491   2,893,334
   *Soco International P.L.C..........................................   975,623   5,914,055
                                                                                 -----------
Total Energy..........................................................            76,878,861
                                                                                 -----------
Financials -- (14.2%).................................................
    Aberdeen Asset Management P.L.C................................... 2,359,458  15,058,543
   *Admiral Group P.L.C...............................................    41,232     800,693
   *Amlin P.L.C....................................................... 2,305,260  14,021,613
   *Ashmore Group P.L.C............................................... 1,213,794   6,878,298
   *Beazley P.L.C..................................................... 2,334,746   6,791,108
   *Brewin Dolphin Holdings P.L.C..................................... 1,125,030   3,728,405
    Capital & Counties Properties P.L.C...............................   472,683   1,813,106
   *Capital & Regional P.L.C.......................................... 1,493,345     675,528
   *Catlin Group, Ltd................................................. 1,612,270  13,374,140
   #Charles Stanley Group P.L.C.......................................   126,349     713,095
    Charles Taylor P.L.C..............................................   139,215     376,299
   *Chesnara P.L.C....................................................   374,111   1,282,730
   *Close Brothers Group P.L.C........................................   650,630  10,227,864
    Daejan Holdings P.L.C.............................................    32,083   1,562,827
    Development Securities P.L.C......................................   508,333   1,347,267
   *F&C Asset Management P.L.C........................................ 2,170,140   3,631,601
    Hansard Global P.L.C..............................................    16,468      29,261
   *Hargreaves Lansdown P.L.C.........................................   733,786   8,038,190
    Helical Bar P.L.C.................................................   660,484   2,411,674
   *Henderson Group P.L.C............................................. 4,293,111  10,544,739
   *Hiscox, Ltd....................................................... 1,745,769  13,118,957
   *ICAP P.L.C........................................................ 1,861,809   9,628,109
   *IG Group Holdings P.L.C........................................... 1,523,709  10,807,867
   *Industrial & Commercial Holdings P.L.C............................     5,000         119
    Intermediate Capital Group P.L.C..................................   572,350   3,208,153
    International Personal Finance P.L.C..............................   690,825   4,422,130
  #*IP Group P.L.C....................................................   856,024   1,685,154
   *Jardine Lloyd Thompson Group P.L.C................................   521,372   6,491,315
   *Jupiter Fund Management P.L.C.....................................   766,591   3,948,428
    Lancashire Holdings, Ltd..........................................   704,602   9,204,201
   *Liontrust Asset Management P.L.C..................................   129,935     297,673
    London Stock Exchange Group P.L.C.................................   556,831  10,635,372
   *LSL Property Services P.L.C.......................................   152,011     713,355
   *Man Group P.L.C................................................... 5,865,415   8,214,059
   *Novae Group P.L.C.................................................   224,576   1,510,526
   *Phoenix Group Holdings P.L.C......................................   145,144   1,476,241
    Provident Financial P.L.C.........................................   469,740  10,746,682
   *Puma Brandenburg, Ltd. Class A.................................... 1,193,004      97,182
   *Puma Brandenburg, Ltd. Class B.................................... 1,193,004      40,493
   *Quintain Estates & Development P.L.C.............................. 1,855,011   1,802,816
    Rathbone Brothers P.L.C...........................................   165,692   3,517,129
   *Raven Russia, Ltd.................................................   380,011     382,385

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
Financials -- (Continued)
    S&U P.L.C.........................................................    21,140 $    314,246
    Safestore Holdings P.L.C..........................................   647,422    1,283,935
   *Savills P.L.C.....................................................   586,631    4,605,410
    Shore Capital Group, Ltd..........................................   524,301      150,518
    St. James's Place P.L.C...........................................   846,493    6,203,403
   *St. Modwen Properties P.L.C.......................................   703,940    2,643,274
   *Tullett Prebon P.L.C.............................................. 1,012,284    3,846,215
   *Unite Group P.L.C.................................................   791,017    3,568,572
   *Waterloo Investment Holdings, Ltd.................................     5,979          664
                                                                                 ------------
Total Financials......................................................            227,871,564
                                                                                 ------------
Health Care -- (2.2%)
  #*Alizyme P.L.C.....................................................   660,805           --
    Assura Group, Ltd.................................................    78,139       41,846
    Bioquell P.L.C....................................................    90,893      216,012
   *BTG P.L.C......................................................... 1,273,722    6,694,598
   *Consort Medical P.L.C.............................................   119,338    1,349,159
   *Dechra Pharmaceuticals P.L.C......................................   350,640    3,450,523
   *Genus P.L.C.......................................................   253,887    5,716,924
    Hikma Pharmaceuticals P.L.C.......................................   595,975    7,619,778
   *Optos P.L.C.......................................................    80,560      250,350
   *Oxford Biomedica P.L.C............................................ 2,821,652      102,169
   *Renovo Group P.L.C................................................    87,461       25,995
   *Southern Cross Healthcare Group P.L.C.............................   191,826           --
    Synergy Health P.L.C..............................................   224,701    3,912,746
    United Drug P.L.C.................................................   847,266    3,690,339
   *Vectura Group P.L.C............................................... 1,539,577    2,270,539
   *Vernalis P.L.C....................................................    19,974        7,614
                                                                                 ------------
Total Health Care.....................................................             35,348,592
                                                                                 ------------
Industrials -- (26.8%)
   #Air Partner P.L.C.................................................    37,086      192,172
    Alumasc Group P.L.C...............................................   124,366      200,112
   *Ashtead Group P.L.C............................................... 2,503,056   18,012,262
    Avon Rubber P.L.C.................................................    36,612      258,214
   *Babcock International Group P.L.C................................. 1,204,869   19,839,726
   *Balfour Beatty P.L.C.............................................. 3,201,702   13,462,397
   *BBA Aviation P.L.C................................................ 2,792,163    9,820,934
   *Berendsen P.L.C...................................................   777,356    7,525,236
   *Bodycote P.L.C.................................................... 1,253,236    9,178,421
    Braemar Shipping Services P.L.C...................................    82,902      500,152
   *Brammer P.L.C.....................................................   256,036    1,330,036
   *Bunzl P.L.C.......................................................   128,605    2,310,844
    Camellia P.L.C....................................................     2,481      441,330
    Cape P.L.C........................................................   432,603    1,524,058
   *Carillion P.L.C................................................... 1,787,034    8,640,804
    Carr's Milling Industries P.L.C...................................    35,330      639,837
    Castings P.L.C....................................................   162,757      878,134
    Chemring Group P.L.C..............................................   783,476    3,532,373
   *Clarkson P.L.C....................................................    61,562    1,347,667
   *Cobham P.L.C...................................................... 4,738,324   15,906,213
    Communisis P.L.C..................................................   594,102      425,570
   #Costain Group P.L.C...............................................   159,075      666,308
    De La Rue P.L.C...................................................   436,203    6,229,123
   *easyJet P.L.C.....................................................   692,439   10,217,791
   *Eleco P.L.C.......................................................    80,000        9,784
   *Fenner P.L.C......................................................   749,786    4,509,573
   *Firstgroup P.L.C.................................................. 1,997,420    6,137,828
   *Galliford Try P.L.C...............................................   268,033    3,496,791
   *Go-Ahead Group P.L.C..............................................   192,020    3,976,519
   *Hampson Industries P.L.C..........................................   110,209           --

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
Industrials -- (Continued)
    Harvey Nash Group P.L.C...........................................    14,285 $     15,092
   *Hays P.L.C........................................................ 5,671,042    7,999,424
    Hogg Robinson Group P.L.C.........................................   250,887      201,732
    Homeserve P.L.C................................................... 1,255,219    4,614,375
    Hyder Consulting P.L.C............................................   172,996    1,296,377
   *IMI P.L.C.........................................................   868,784   16,107,476
   *Interserve P.L.C..................................................   599,138    4,215,283
   *Intertek Group P.L.C..............................................   321,495   15,850,845
   *Invensys P.L.C.................................................... 3,349,956   18,340,635
   *ITE Group P.L.C................................................... 1,081,660    4,390,245
   *Keller Group P.L.C................................................   284,277    3,249,049
   *Kier Group P.L.C..................................................   175,708    3,758,933
    Latchways P.L.C...................................................    36,248      571,815
   *Lavendon Group P.L.C..............................................   522,337    1,450,821
    Management Consulting Group P.L.C................................. 1,302,930      530,940
    Mears Group P.L.C.................................................   292,219    1,692,279
    Meggitt P.L.C..................................................... 2,213,833   15,266,101
   *Melrose Industries P.L.C.......................................... 4,640,545   17,213,468
   *Michael Page International P.L.C.................................. 1,310,832    8,464,403
   *Mitie Group P.L.C................................................. 1,526,552    6,821,371
   *Morgan Crucible Co. P.L.C......................................... 1,316,331    5,795,060
    Morgan Sindall Group P.L.C........................................   170,811    1,544,563
   *National Express Group P.L.C...................................... 1,774,948    5,843,481
    Northgate P.L.C...................................................   546,015    2,757,326
   *PayPoint P.L.C....................................................   138,775    1,842,291
    Porvair P.L.C.....................................................    62,736      171,188
    Qinetiq Group P.L.C............................................... 3,030,205    9,034,664
   *Regus P.L.C....................................................... 3,340,235    6,350,907
   *Renold P.L.C......................................................    89,220       37,617
    Rentokil Initial P.L.C............................................ 6,323,442    8,947,834
    Ricardo P.L.C.....................................................   218,157    1,409,333
   *Richmond Oil & Gas P.L.C..........................................   220,000           --
    Robert Walters P.L.C..............................................   387,999    1,313,576
   *Rotork P.L.C......................................................   349,851   14,692,281
   *RPS Group P.L.C...................................................   940,795    3,431,546
   *Senior P.L.C...................................................... 1,861,869    5,940,094
   *Serco Group P.L.C.................................................    28,493      250,511
    Severfield-Rowen P.L.C............................................   371,550      446,955
    Shanks Group P.L.C................................................ 1,844,195    2,675,731
   *SIG P.L.C......................................................... 2,577,765    5,396,629
   *Speedy Hire P.L.C................................................. 1,601,669      975,744
   *Spirax-Sarco Engineering P.L.C....................................   320,648   11,443,706
    St. Ives Group P.L.C..............................................   665,998    1,237,975
   *Stagecoach Group P.L.C............................................ 1,886,211    9,160,922
   *Sthree P.L.C......................................................   358,578    1,909,271
   *Stobart Group, Ltd................................................       169          260
   #T. Clarke P.L.C...................................................   147,457      143,373
    Tarsus Group P.L.C................................................   211,386      723,525
   *Travis Perkins P.L.C..............................................   944,677   18,107,394
    Tribal Group P.L.C................................................   140,177      284,303
    Trifast P.L.C.....................................................   359,985      292,076
    UK Mail Group P.L.C...............................................   197,261    1,146,240
   *Ultra Electronics Holdings P.L.C..................................   285,303    7,440,562
   *Vesuvius P.L.C.................................................... 1,227,176    7,042,488
   #Volex P.L.C.......................................................   229,354      362,447
    Vp P.L.C..........................................................   167,297      844,232
   *Wincanton P.L.C...................................................   462,355      499,143
   *WS Atkins P.L.C...................................................   501,683    6,597,504
   #XP Power, Ltd.....................................................    73,546    1,334,729
                                                                                 ------------
Total Industrials.....................................................            430,688,354
                                                                                 ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
Information Technology -- (8.9%)
    Acal P.L.C........................................................   104,729 $    332,101
   *Anite P.L.C....................................................... 1,253,216    2,864,377
    Aveva Group P.L.C.................................................   263,250    9,020,681
   *Computacenter P.L.C...............................................   461,523    3,299,016
   *CSR P.L.C.........................................................   898,262    5,145,746
   *Dialight P.L.C....................................................   117,366    2,072,415
    Diploma P.L.C.....................................................   515,445    4,550,910
   *Domino Printing Sciences P.L.C....................................   478,937    5,002,790
    E2V Technologies P.L.C............................................   415,037      742,581
   *Electrocomponents P.L.C........................................... 1,889,156    7,299,476
   *Fidessa Group P.L.C...............................................   138,412    3,374,017
   *Halma P.L.C....................................................... 1,554,578   11,354,592
   *Imagination Technologies Group P.L.C..............................   792,374    6,405,243
   *Innovation Group P.L.C............................................ 3,743,167    1,453,660
   *Kofax P.L.C.......................................................   321,601    1,554,704
    Laird P.L.C....................................................... 1,199,085    4,247,967
   *Micro Focus International P.L.C...................................   580,601    5,616,201
   *Moneysupermarket.com Group P.L.C..................................   594,668    1,737,300
   *NCC Group P.L.C...................................................   107,994      239,702
   *Oxford Instruments P.L.C..........................................   225,307    5,862,895
    Pace P.L.C........................................................ 1,373,763    4,914,028
    Phoenix IT Group, Ltd.............................................   204,614      511,732
   *Premier Farnell P.L.C............................................. 1,472,441    4,945,600
   *PV Crystalox Solar P.L.C..........................................   384,786       78,150
   *Renishaw P.L.C....................................................   188,423    5,587,510
    RM P.L.C..........................................................   363,499      435,626
   *SDL P.L.C.........................................................   347,207    2,885,878
    Sepura P.L.C......................................................    24,742       38,494
   *Spectris P.L.C....................................................   519,230   18,188,039
   *Spirent Communications P.L.C...................................... 2,633,737    6,701,388
   *Telecity Group P.L.C..............................................   713,077    9,579,626
   *TT electronics P.L.C..............................................   648,563    1,653,810
    Vislink P.L.C.....................................................   274,226      129,462
   *Wolfson Microelectronics P.L.C....................................   504,759    1,612,654
    Xaar P.L.C........................................................   252,455    1,152,252
   *Xchanging P.L.C................................................... 1,111,692    2,141,801
                                                                                 ------------
Total Information Technology..........................................            142,732,424
                                                                                 ------------
Materials -- (7.4%)
    African Barrick Gold P.L.C........................................   361,989    2,041,170
   *Alent P.L.C....................................................... 1,218,370    6,467,496
   *AZ Electronic Materials SA........................................   436,000    2,582,444
   *British Polythene Industries P.L.C................................   119,701      785,559
    Carclo P.L.C......................................................   218,363    1,611,959
   *Centamin P.L.C.................................................... 3,531,782    3,160,173
   *Croda International P.L.C.........................................   442,742   17,013,669
   *DS Smith P.L.C.................................................... 4,492,720   15,780,535
   *Elementis P.L.C................................................... 1,966,934    6,585,190
   *Ferrexpo P.L.C....................................................   888,830    3,586,200
   *Filtrona P.L.C....................................................   802,884    7,329,983
   *Gem Diamonds, Ltd.................................................   431,630    1,094,586
    Hill & Smith Holdings P.L.C.......................................   319,789    2,372,836
   #*Hochschild Mining P.L.C..........................................   657,160    4,405,613
   *International Ferro Metals, Ltd...................................   423,652       90,546
   #*Lonmin P.L.C..................................................... 1,240,762    6,911,856
    Marshalls P.L.C...................................................   727,272    1,261,832
   *Mondi P.L.C....................................................... 1,182,917   14,014,932
    New World Resources P.L.C. Series A...............................   132,759      609,963
   *Petra Diamonds, Ltd...............................................   402,069      695,610
   *Petropavlovsk P.L.C...............................................   646,643    3,565,053
    RPC Group P.L.C...................................................   716,247    4,875,987

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES      VALUE++
                                                                       --------- --------------
Materials -- (Continued)
   *Synthomer P.L.C...................................................   982,262 $    3,051,980
  #*Talvivaara Mining Co. P.L.C.......................................   426,856        605,279
   *Victrex P.L.C.....................................................   340,523      8,268,631
    Zotefoams P.L.C...................................................    96,852        303,824
                                                                                 --------------
Total Materials.......................................................              119,072,906
                                                                                 --------------
Telecommunication Services -- (2.2%)
    Cable & Wireless Communications P.L.C............................. 9,624,024      6,232,786
   *Colt Group SA..................................................... 1,298,816      2,179,876
   *Inmarsat P.L.C.................................................... 1,703,728     17,418,387
   *Kcom Group P.L.C.................................................. 2,643,350      3,015,428
   *TalkTalk Telecom Group P.L.C...................................... 1,873,077      7,022,107
                                                                                 --------------
Total Telecommunication Services......................................               35,868,584
                                                                                 --------------
Utilities -- (2.3%)
    Dee Valley Group P.L.C............................................    12,109        266,908
   *Drax Group P.L.C.................................................. 1,719,953     16,163,174
   *Pennon Group P.L.C................................................ 1,587,350     17,022,854
   *Telecom Plus P.L.C................................................   262,452      4,029,472
                                                                                 --------------
Total Utilities.......................................................               37,482,408
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            1,572,948,062
                                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
   *Phoenix Group Holdings P.L.C. Rights 02/15/13.....................    28,111         62,417
                                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................................                   62,417
                                                                                 --------------

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                         (000)        VALUE+
                                                                       ---------- --------------
SECURITIES LENDING COLLATERAL -- (2.2%)
  (S)@DFA Short Term Investment Fund..................................  3,025,065     35,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
     02/01/13 (Collateralized by FNMA 3.500%, 11/01/42, valued at
     $819,433) to be repurchased at $803,370.......................... $      803        803,366
                                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                35,803,366
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,225,515,449)^^.............................................            $1,608,813,845
                                                                                  ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                                     VALUATION INPUTS
                                                                       ---------------------------------------------
                                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ---------------------------------------------
                                                                       LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                                       -------  -------------- -------  --------------
Common Stocks.........................................................
   Consumer Discretionary.............................................     --   $  404,154,986     --   $  404,154,986
   Consumer Staples...................................................     --       62,849,383     --       62,849,383
   Energy.............................................................     --       76,878,861     --       76,878,861
   Financials.........................................................     --      227,871,564     --      227,871,564
   Health Care........................................................     --       35,348,592     --       35,348,592
   Industrials........................................................     --      430,688,354     --      430,688,354
   Information Technology.............................................     --      142,732,424     --      142,732,424
   Materials..........................................................     --      119,072,906     --      119,072,906
   Telecommunication Services.........................................     --       35,868,584     --       35,868,584
   Utilities..........................................................     --       37,482,408     --       37,482,408
Rights/Warrants.......................................................     --           62,417     --           62,417
Securities Lending Collateral.........................................     --       35,803,366     --       35,803,366
                                                                       -------  -------------- -------  --------------
TOTAL.................................................................     --   $1,608,813,845     --   $1,608,813,845
                                                                       =======  ============== =======  ==============

              See accompanying Notes to Schedules of Investments.

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                       SHARES    VALUE++
                                                                       ------- -----------
COMMON STOCKS -- (88.5%)
AUSTRIA -- (2.3%)
    Agrana Beteiligungs AG............................................  17,354 $ 2,326,717
  #*AMAG Austria Metall AG............................................  19,012     622,462
   *A-TEC Industries AG...............................................  21,828          --
    Atrium European Real Estate, Ltd.................................. 614,001   3,794,675
    Austria Email AG..................................................     715       7,330
    Austria Technologie & Systemtechnik AG............................  42,211     442,127
    BKS Bank AG.......................................................   3,120      73,311
    CA Immobilien Anlagen AG.......................................... 163,483   2,437,303
    DO & CO AG........................................................   3,349     159,493
   #EVN AG............................................................ 149,843   2,407,828
   *Flughafen Wien AG.................................................  45,527   2,805,276
    Frauenthal Holding AG.............................................   4,212      51,086
  #*Intercell AG...................................................... 254,689     622,355
    Josef Manner & Co. AG.............................................     870      58,473
  #*Kapsch TrafficCom AG..............................................  22,171   1,376,575
  #*Lenzing AG........................................................  51,434   5,249,400
  #*Mayr-Melnhof Karton AG............................................  45,831   5,432,773
    Oberbank AG.......................................................  37,973   2,487,188
  #*Oesterreichischen Post AG......................................... 150,829   6,599,863
    Palfinger AG......................................................  55,665   1,653,292
  #*Polytec Holding AG................................................  82,397     744,639
   *RHI AG............................................................ 113,647   4,162,285
    Rosenbauer International AG.......................................  14,799     959,618
  #*S IMMO AG......................................................... 236,155   1,500,032
   *Schoeller-Bleckmann Oilfield Equipment AG.........................  52,807   5,290,637
    Semperit Holding AG...............................................  49,003   2,127,045
    Strabag SE........................................................ 102,680   2,788,805
   *Telekom Austria AG................................................  50,320     373,038
    UBM Realitaetenentwicklung AG.....................................   2,880      52,380
  #*Uniqa Versicherungen AG........................................... 248,568   3,562,140
  #*Wienerberger AG................................................... 518,136   5,298,905
   #Wolford AG........................................................  11,252     362,610
   *Zumtobel AG....................................................... 137,773   1,985,683
                                                                               -----------
TOTAL AUSTRIA.........................................................          67,815,344
                                                                               -----------
BELGIUM -- (3.1%)
  #*Ablynx NV......................................................... 103,021     882,465
   *Ackermans & van Haaren NV......................................... 118,073  10,957,890
   *Agfa-Gevaert NV................................................... 793,698   1,606,924
   *Arseus NV.........................................................  95,993   2,246,742
    Atenor Group NV...................................................   5,052     224,623
    Banque Nationale de Belgique......................................     955   3,396,560
   *Barco NV..........................................................  60,150   4,780,045
  #*Bekaert NV........................................................ 141,520   4,255,238
    Co.Br.Ha Societe Commerciale de Brasserie SA......................     115     256,873
   *Compagnie d'Entreprises SA........................................  41,428   2,567,624
   *Compagnie du Bois Sauvage SA......................................      87          --
    Compagnie Immobiliere de Belgique SA..............................  10,604     436,318
    Compagnie Maritime Belge SA.......................................  66,098   1,354,969
  #*Deceuninck NV..................................................... 298,827     558,178
   *D'ieteren SA/NV................................................... 129,060   5,714,097
    Duvel Moorgat SA..................................................   8,799   1,132,357
   *Econocom Group.................................................... 265,744   2,161,404
   *Elia System Operator SA........................................... 133,804   6,247,630
   *Euronav SA........................................................  88,337     530,183
   *EVS Broadcast Equipment SA........................................  57,761   3,445,517
   *Exmar NV.......................................................... 132,340   1,357,307
    Floridienne SA....................................................   2,033     255,185

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------- -----------
BELGIUM -- (Continued)
   *Galapagos NV......................................................  99,665 $ 2,397,628
    Gimv NV...........................................................  13,215     733,351
    Hamon SA..........................................................   4,148      82,557
    Image Recognition Integrated Systems (I.R.I.S.) SA................   6,284     365,790
   *Ion Beam Applications SA..........................................  89,062     722,287
    Jensen-Group NV...................................................  13,280     201,037
   *Kinepolis Group NV................................................  19,582   2,289,623
    Lotus Bakeries NV.................................................   1,361   1,052,039
   *Melexis NV........................................................  93,665   1,776,220
    Mobistar SA.......................................................  86,524   2,374,586
   *Nyrstar NV........................................................ 616,535   3,577,253
  #*Picanol NV........................................................  18,965     471,673
   *RealDolmen NV (5529094)...........................................     120          19
   *RealDolmen NV (B3M0622)...........................................   7,555     177,686
    Recticel SA.......................................................  88,220     681,007
    Resilux SA........................................................   4,095     348,971
   *RHJ International.................................................   1,383       7,584
    Rosier SA.........................................................     655     186,021
    Roularta Media Group NV...........................................   8,707     143,466
    SAPEC SA..........................................................   3,377     236,394
    Sioen Industries NV...............................................  52,140     482,168
   *Sipef NV..........................................................  29,946   2,608,676
    Softimat SA.......................................................  22,765     108,809
    Telenet Group Holding NV..........................................     606      28,566
    Ter Beke NV.......................................................   2,260     152,578
   *Tessenderlo Chemie NV............................................. 125,636   4,373,962
  #*ThromboGenics NV.................................................. 155,245   8,087,842
   *Van de Velde NV...................................................  33,273   1,626,121
                                                                               -----------
TOTAL BELGIUM.........................................................          89,662,043
                                                                               -----------
DENMARK -- (3.4%)
   *Alk-Abello A.S....................................................  29,336   2,221,567
   *Alm. Brand A.S.................................................... 484,611   1,491,858
   *Amagerbanken A.S.................................................. 647,900          --
   *Ambu A.S. Series B................................................  27,380     780,650
   *Arkil Holdings A.S. Series B......................................     504      37,852
   *Auriga Industries A.S. Series B...................................  96,829   1,909,891
  #*Bang & Olufsen Holdings A.S....................................... 161,993   1,900,687
   *BankNordik A.S....................................................     292       4,188
  #*Bavarian Nordic A.S............................................... 105,508     897,557
    BoConcept Holding A.S.............................................   5,650     108,321
   #Brodrene Hartmann A.S. Series B...................................  11,730     235,921
   *Brondbyernes IF Fodbold A.S. Series B.............................  12,915      23,337
   *D/S Norden A.S.................................................... 110,869   3,404,068
   *Dalhoff Larsen & Horneman A.S.....................................     853         699
    DFDS A.S..........................................................  18,568     966,282
   *Djursland Bank A.S................................................   8,970     220,804
   *East Asiatic Co., Ltd. A.S........................................  55,571   1,098,968
    F.E. Bording A.S..................................................     576      68,292
    Fluegger A.S. Series B............................................   4,198     263,188
   *Genmab A.S........................................................ 186,552   3,330,234
   *GN Store Nord A.S................................................. 812,990  13,228,162
   *GPV Industri A.S. Series B........................................   2,200      12,012
  #*Greentech Energy Systems A.S......................................   8,355      14,899
    Gronlandsbanken A.S...............................................     814      87,264
   *H&H International A.S. Series B...................................  18,111      98,378
    Harboes Bryggeri A.S..............................................  12,252     194,868
   *Hojgaard Holding A.S. Series B....................................   2,727      41,460
   *IC Companys A.S...................................................  35,278     820,078
   *Incentive A.S.....................................................   3,575      12,037
    Jeudan A.S........................................................   4,620     376,714

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------- -----------
DENMARK -- (Continued)
   *Jyske Bank A.S.................................................... 252,239 $ 8,200,975
    Lan & Spar Bank A.S...............................................   5,150     252,860
   *Lastas A.S. Series B..............................................   9,136      24,109
   *Mols-Linien A.S...................................................  20,722      62,226
   *NeuroSearch A.S...................................................  22,697      14,426
   *NKT Holding A.S................................................... 110,421   3,904,383
    Nordjyske Bank A.S................................................  17,600     256,729
    Norresundby Bank A.S..............................................   7,350     195,863
    North Media A.S...................................................  36,665     117,444
   *Ostjydsk Bank A.S.................................................   3,305      83,598
  #*Pandora A.S....................................................... 236,869   5,853,155
  #*Parken Sport & Entertainment A.S..................................  33,556     402,762
    Per Aarsleff A.S. Series B........................................   7,235     641,797
   *Ringkjoebing Landbobank A.S.......................................  18,316   2,768,640
    Roblon A.S. Series B..............................................     540      84,938
   *Rockwool International A.S. Series B..............................  30,614   3,668,623
   *Royal Unibrew A.S.................................................  45,850   4,256,412
   *Salling Bank A.S..................................................     372      10,701
    Schouw & Co. A.S..................................................  74,017   2,212,651
   *SimCorp A.S.......................................................  19,486   4,664,984
   *Skjern Bank A.S...................................................   2,246       8,818
  #*Solar Holdings A.S. Series B......................................  22,896   1,063,231
   *Spar Nord Bank A.S................................................ 290,284   1,520,706
   *Sparekassen Faaborg A.S...........................................   1,972      63,896
   *Sydbank A.S....................................................... 317,330   6,254,550
    Tivoli A.S........................................................     969     518,754
  #*TK Development A.S................................................ 153,640     350,095
   *Topdanmark A.S....................................................  53,386  11,708,330
   *TopoTarget A.S.................................................... 332,263     139,374
   *Topsil Semiconductor Materials A.S................................ 194,350      13,522
   *Torm A.S.......................................................... 116,264      29,818
    United International Enterprises A.S..............................   7,329   1,335,979
  #*Vestas Wind Systems A.S........................................... 588,304   3,566,979
   *Vestjysk Bank A.S.................................................  29,541      61,700
   *Zealand Pharma A.S................................................  26,283     453,954
                                                                               -----------
TOTAL DENMARK.........................................................          98,617,218
                                                                               -----------
FINLAND -- (6.1%)
    Ahlstrom Oyj......................................................  32,834     621,919
   *Aktia Oyj Series A................................................  14,830     123,901
  #*Alma Media Oyj.................................................... 277,852   1,852,558
   *Amer Sports Oyj................................................... 502,171   7,999,245
    Aspo Oyj..........................................................  83,192     733,576
    Atria P.L.C.......................................................  23,261     232,585
   *Bank of Aland P.L.C. Series B.....................................  22,078     249,088
    BasWare Oyj.......................................................  34,550     909,893
   *Biotie Therapies Corp. Oyj........................................ 955,389     543,494
  #*Cargotec Oyj Series B............................................. 139,859   3,939,693
   *Citycon Oyj....................................................... 982,759   3,283,764
   *Componenta Oyj....................................................  34,813      96,316
    Comptel P.L.C..................................................... 337,600     201,960
    Cramo Oyj......................................................... 148,755   2,054,258
    Digia P.L.C.......................................................  48,912     201,919
    Efore Oyj.........................................................  60,233      58,919
   *Elcoteq SE........................................................   3,041          --
   *Elektrobit Corp. Oyj..............................................  30,066      33,445
   *Elisa Oyj......................................................... 432,751  10,290,295
    eQ P.L.C..........................................................  62,919     187,965
    Etteplan Oyj......................................................  57,413     222,454
   *Finnair Oyj....................................................... 299,812   1,220,124
   *Finnlines Oyj..................................................... 124,906   1,297,973

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
FINLAND -- (Continued)
   *Fiskars Oyj Abp...................................................   188,169 $  4,829,511
    F-Secure Oyj......................................................   463,536    1,122,878
   *GeoSentric Oyj....................................................   244,900        3,325
   *Glaston Oyj Abp...................................................    53,612       20,312
    HKScan Oyj Series A...............................................   103,320      582,988
   *Huhtamaki Oyj.....................................................   373,956    6,786,906
    Ilkka-Yhtyma Oyj..................................................    61,503      417,045
  #*KCI Konecranes Oyj................................................   245,559    8,259,296
   *Kemira Oyj........................................................   459,125    7,273,592
  #*Kesko Oyj Series B................................................   267,510    8,753,712
    Laennen Tehtaat Oyj...............................................    18,920      377,529
   *Lassila & Tikanoja Oyj............................................   137,644    2,287,290
   #Lemminkainen Oyj..................................................    23,293      492,609
   #*Mesta Board Oyj.................................................. 1,549,706    5,155,941
   *Neo Industrial Oyj................................................    14,567       32,240
  #*Neste Oil Oyj.....................................................   491,349    7,841,877
    Okmetic Oyj.......................................................    59,222      384,015
    Olvi Oyj Series A.................................................    63,858    1,874,300
    Oriola-KD Oyj Series A............................................     5,045       16,727
    Oriola-KD Oyj Series B............................................   461,902    1,505,221
    Orion Oyj Series A................................................   130,940    3,618,272
   *Orion Oyj Series B................................................   384,369   10,727,218
  #*Outokumpu Oyj..................................................... 3,746,745    3,878,806
  #*Outotec Oyj.......................................................   170,443   10,720,797
   *PKC Group Oyj.....................................................    75,776    1,722,657
   *Pohjola Bank P.L.C. Series A......................................   232,131    3,970,966
    Ponsse Oyj........................................................    25,697      236,475
   *Poyry Oyj.........................................................   187,165      800,419
   *Raisio P.L.C. Series V............................................   541,284    2,327,358
   *Ramirent Oyj......................................................   314,761    3,056,706
    Rapala VMC Oyj....................................................   113,258      722,574
  #*Rautaruukki Oyj Series K..........................................   399,498    2,873,612
    Raute Oyj Series A................................................     9,858      121,234
   *Ruukki Group Oyj..................................................   604,909      368,962
    Saga Furs Oyj.....................................................    11,324      350,577
   #Sanoma Oyj........................................................   328,616    3,324,425
   *Scanfil P.L.C.....................................................   123,479      152,825
    Sievi Capital P.L.C...............................................   123,479      165,760
    SRV Group P.L.C...................................................     7,277       33,945
    Stockmann Oyj Abp Series A........................................    43,914      873,186
  #*Stockmann Oyj Abp Series B........................................   133,517    2,624,267
  #*Stonesoft Oyj.....................................................   108,867      368,692
    Technopolis Oyj...................................................   301,998    1,571,871
    Teleste Oyj.......................................................    53,559      299,794
  #*Tieto Oyj.........................................................   291,983    6,493,521
  #*Tikkurila Oyj.....................................................   168,692    3,607,721
  #*Uponor Oyj Series A...............................................   241,740    3,384,686
  #*Vacon Oyj.........................................................    45,959    2,731,980
    Vaisala Oyj Series A..............................................    40,472    1,026,485
    Viking Line Abp...................................................    10,366      260,416
  #*Yit Oyj...........................................................   479,743   10,566,689
                                                                                 ------------
TOTAL FINLAND.........................................................            177,355,554
                                                                                 ------------
FRANCE -- (9.8%)
    ABC Arbitrage SA..................................................    22,399      179,977
   *Air France-KLM....................................................   722,730    7,858,025
    Akka Technologies SA..............................................    18,450      562,928
  #*Alcatel-Lucent SA................................................. 7,392,628   12,353,412
    Ales Groupe SA....................................................    27,616      498,220
    Altamir Amboise SA................................................    81,618      867,831
   *Alten SA..........................................................    82,269    3,162,026

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                       SHARES   VALUE++
                                                                       ------- ----------
FRANCE -- (Continued)
   *Altran Technologies SA............................................ 676,432 $5,117,617
   *April SA..........................................................  74,171  1,580,950
  #*Archos SA.........................................................  66,319    363,148
   *Arkema SA.........................................................  27,360  3,102,052
   *Artprice.com SA...................................................   4,364    154,900
   *Assystem..........................................................  57,935  1,303,515
   *Atari SA..........................................................  68,443     79,921
    Aubay SA..........................................................  10,285     75,034
   #Audika Groupe SA..................................................  21,251    264,078
    Aurea SA..........................................................   3,637     22,813
   *Avenir Telecom SA.................................................   5,460      3,554
    Axway Software SA.................................................  23,103    533,683
   *Baccarat SA.......................................................     369     85,250
  #*Beneteau SA....................................................... 179,820  2,006,654
   *Bigben Interactive SA.............................................  18,780    208,250
  #*BioAlliance Pharma SA.............................................  31,348    228,759
   *Boiron SA.........................................................  29,446  1,254,004
    Boizel Chanoine Champagne SA......................................   7,266    350,322
   *Bonduelle SCA.....................................................  17,768  1,863,740
   *Bongrain SA.......................................................  34,266  2,281,125
  #*Bourbon SA........................................................ 196,419  5,992,187
   *Boursorama SA.....................................................  69,079    583,560
   *Bull SA........................................................... 351,752  1,551,559
   #Burelle SA........................................................   3,866  1,216,780
    Catering International Services SA................................   4,180    162,793
  #*Cegedim SA........................................................  16,591    483,492
    Cegid Group.......................................................  17,915    370,676
    Cie des Alpes.....................................................   6,721    155,150
    Ciments Francais SA...............................................  10,266    622,983
   *Club Mediterranee SA..............................................  93,200  1,765,367
    Compagnie Industrielle et Financiere D'Entreprises SA.............   1,200     89,044
    Damartex SA.......................................................  19,969    363,572
   *Derichebourg SA................................................... 548,515  2,666,567
    Devoteam SA.......................................................  25,323    388,373
   *Dynaction SA......................................................   2,479     25,428
   *Eiffage SA........................................................ 161,428  7,244,795
    Electricite de Strasbourg SA......................................  21,886  2,782,454
  #*Eramet SA.........................................................     451     63,985
   *Esso SA Francaise.................................................   9,436    756,079
   *Establissements Maurel et Prom SA................................. 382,031  7,055,061
   *Etam Developpement SA.............................................   2,358     69,572
   *Euler Hermes SA...................................................  52,633  4,694,707
  #*Euro Disney SCA................................................... 138,383    963,159
   *Eurofins Scientific SA............................................  27,293  4,875,714
    Exel Industries SA Series A.......................................  10,680    567,849
   *Faiveley Transport SA.............................................  27,019  1,850,049
   *Faurecia SA....................................................... 183,319  3,230,383
    Fimalac SA........................................................  31,490  1,594,853
    Fleury Michon SA..................................................   4,694    281,142
   *GameLoft SE....................................................... 233,869  1,606,028
   *Gascogne SA.......................................................   6,857     44,350
    Gaumont SA........................................................  13,980    751,167
    GEA SA............................................................   1,381    140,439
  #*GECI International SA.............................................  59,392    144,349
   *Gemalto NV........................................................  19,422  1,728,782
    Gevelot SA........................................................   3,584    238,434
   *GFI Informatique SA............................................... 146,551    605,009
    GL Events SA......................................................  36,335    897,077
   *GPE Groupe Pizzorno SA............................................   2,302     41,297
    Groupe Crit SA....................................................  24,255    501,285
    Groupe Flo SA.....................................................  29,358    127,798

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
FRANCE -- (Continued)
    Groupe Gorge SA...................................................     9,453 $   87,374
    Groupe Open SA....................................................    27,590    219,869
   *Groupe Partouche SA...............................................    61,786     89,744
  #*Groupe Steria SCA.................................................   109,340  2,031,138
    Guerbet SA........................................................     6,577    998,289
  #*Haulotte Group SA.................................................    61,352    509,161
   *Havas SA.......................................................... 1,201,897  7,866,596
  #*Hi-Media SA.......................................................   134,290    369,809
   *Ingenico SA.......................................................   103,168  6,503,604
   *Interparfums SA...................................................    18,233    600,416
   *Ipsen SA..........................................................    87,197  3,067,694
   *Ipsos SA..........................................................   132,140  5,266,899
    Jacquet Metal Service SA..........................................    48,715    632,355
    Korian SA.........................................................     8,745    170,466
    L.D.C. SA.........................................................        19      2,528
   #Laurent-Perrier SA................................................    12,675  1,187,438
    Lectra SA.........................................................    85,992    616,274
   *Lisi SA...........................................................    16,907  1,491,667
   *M6 Metropole Television SA........................................   210,099  3,516,201
    Maisons France Confort SA.........................................    12,935    505,839
  #*Manitou BF SA.....................................................    48,911    871,742
    Manutan International SA..........................................    14,553    707,923
   *Maurel et Prom Nigeria SA.........................................   323,678  1,151,865
   *Medica SA.........................................................   158,299  3,014,582
    Mersen SA.........................................................    70,824  2,073,905
    MGI Coutier SA....................................................     2,753    167,625
    Montupet SA.......................................................    11,347    141,455
    Mr. Bricolage SA..................................................    30,731    419,086
   *Naturex SA........................................................    14,546  1,159,447
  #*Neopost SA........................................................   141,147  8,056,574
  #*Nexans SA.........................................................   131,823  6,827,263
   *Nexity SA.........................................................    99,242  3,028,863
    NextRadioTV SA....................................................     4,758     86,476
   *NicOx SA..........................................................   182,047    847,343
    Norbert Dentressangle SA..........................................    20,989  1,843,237
   #NRJ Group SA......................................................    66,874    552,383
    Oeneo SA..........................................................   158,017    557,586
   *Orpea SA..........................................................   119,375  5,091,585
    Osiatis SA........................................................       941      7,512
  #*PagesJaunes Groupe SA.............................................   567,326  2,196,459
   *Parrot SA.........................................................    33,803  1,307,180
  #*Peugeot SA........................................................   656,217  5,114,517
    Pierre & Vacances SA..............................................    19,136    408,517
   *Plastic Omnium SA.................................................   104,862  4,101,300
    Plastivaloire SA..................................................     4,552     78,897
    PSB Industries SA.................................................     8,438    258,928
   *Rallye SA.........................................................   102,258  3,613,565
  #*Recylex SA........................................................    77,598    395,708
    Remy Cointreau SA.................................................    39,291  5,012,669
    Robertet SA.......................................................     3,167    555,528
   *Rodriguez Group SA................................................     3,886     19,039
   *Rougier SA........................................................     1,839     81,177
   *Rubis SCA.........................................................   116,328  8,427,594
   *S.T. Dupont SA....................................................   331,047    179,768
   *SA des Ciments Vicat..............................................    47,361  3,019,303
    Sabeton SA........................................................    13,394    228,495
   *Saft Groupe SA....................................................   106,251  2,869,869
    Samse SA..........................................................     8,342    706,216
   *Sartorius Stedim Biotech SA.......................................     8,502  1,035,865
   #Seche Environnement SA............................................     6,437    258,287
   *Sechilienne SA....................................................    81,992  1,671,825

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------- ------------
FRANCE -- (Continued)
    Securidev SA......................................................   2,500 $     81,540
   *Sequana SA........................................................  44,019      537,579
    Societe Anonyme d'Explosifs et de Produits Chimiques SA...........     485      121,032
   *Societe BIC SA....................................................  36,531    4,915,447
   *Societe d'Edition de Canal Plus SA................................ 295,031    2,071,210
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA...  46,150    2,210,562
    Societe Internationale de Plantations d'Heveas SA.................   5,133      466,858
   *Societe Marseillaise du Tunnel Prado Carenage SA..................      62        2,261
    Societe Pour l'Informatique Industrielle SA.......................  40,908      228,220
   *Societe Television Francaise 1 SA................................. 553,086    6,676,535
  #*Soitec SA......................................................... 533,169    1,986,734
    Somfy SA..........................................................  21,738    4,569,163
   *Sopra Group SA....................................................  22,982    1,653,015
  #*Spir Communication SA.............................................   4,687       96,305
   *Stallergenes SA...................................................  12,288      731,044
   *Ste Industrielle d'Aviation Latecoere SA..........................  27,234      313,519
   *Stef SA...........................................................  29,121    1,546,501
    Store Electronic SA...............................................   5,221       77,339
    Sword Group SA....................................................  25,308      466,794
    Synergie SA.......................................................  60,624      704,571
   *Technicolor SA.................................................... 412,757    1,429,128
   *Teleperformance SA................................................ 232,734    9,273,493
   *Tessi SA..........................................................   5,695      631,203
  #*Theolia SA........................................................ 217,168      469,046
   *Thermador Groupe..................................................   5,156      414,196
    Tonnellerie Francois Freres SA....................................   4,002      238,412
    Total Gabon SA....................................................     954      476,756
   #Touax SA..........................................................   3,042       89,349
   *Transgene SA......................................................  33,564      380,411
   *Trigano SA........................................................  33,459      499,049
   *UbiSoft Entertainment SA.......................................... 441,739    4,261,752
    Union Financiere de France Banque SA..............................  16,828      415,958
   *Valeo SA.......................................................... 149,480    8,054,916
   *Vetoquinol SA.....................................................   1,705       62,814
    Viel et Compagnie SA.............................................. 158,130      538,527
  #*Vilmorin & Cie SA.................................................  22,214    2,928,721
   *Virbac SA.........................................................  17,539    3,925,213
  #*Vivalis SA........................................................  23,338      210,760
    VM Materiaux SA...................................................   6,914      148,612
   #Vranken-Pommery Monopole SA.......................................  18,881      541,112
   *Zodiac Aerospace SA...............................................     828       90,649
                                                                               ------------
TOTAL FRANCE..........................................................          284,071,961
                                                                               ------------

GERMANY -- (12.8%)
    A.S. Creation Tapeton AG..........................................   6,853      335,416
   *AAP Implantate AG.................................................  25,576       48,696
   *Aareal Bank AG.................................................... 423,110   10,079,480
   *Abwicklungsgesellschaft Roesch AG Medizintechnik..................   7,300          218
   *Adler Modemaerkte AG..............................................   2,411       19,503
   *ADVA Optical Networking SE........................................ 169,035    1,031,563
    AGROB Immobilien AG...............................................   5,800       89,795
  #*Air Berlin P.L.C.................................................. 170,999      414,086
  #*Aixtron SE........................................................ 352,829    4,824,167
    ALBA SE...........................................................  21,642    1,849,983
   *Aligna AG......................................................... 318,087        8,206
    Allgeier SE.......................................................  21,651      345,547
   *Amadeus Fire AG...................................................  19,326    1,101,950
   *Analytik Jena AG..................................................     597        8,955
   #Asian Bamboo AG...................................................  29,133      257,717
    Atoss Software AG.................................................     303       10,378
   *Aurubis AG........................................................ 153,470   11,511,884

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- -----------
GERMANY -- (Continued)
    Baader Bank AG....................................................   110,571 $   300,281
    Balda AG..........................................................   127,634     715,128
   #Bauer AG..........................................................    36,961   1,078,636
   *BayWa AG..........................................................    47,048   2,345,181
  #*Bechtle AG........................................................    66,151   2,986,379
   *Bertrandt AG......................................................    23,001   2,532,099
   *Beta Systems Software AG..........................................     8,020      20,128
  #*Bijou Brigitte AG.................................................    12,570   1,245,643
   *Bilfinger SE......................................................    47,394   4,790,440
    Biotest AG........................................................    20,784   1,510,726
   *BKN International AG..............................................    33,408         136
   *Borussia Dortmund GmbH & Co. KGaA.................................   241,558   1,005,001
   *CANCOM AG.........................................................    45,731     901,728
   *Carl Zeiss Meditec AG.............................................   118,030   3,853,926
    CATOil AG.........................................................    60,237     674,267
   *Celesio AG........................................................   207,276   3,764,897
    CENIT AG..........................................................    24,103     263,025
   *Centrotec Sustainable AG..........................................    42,634     895,663
   *Cewe Color Holding AG.............................................    19,271     855,039
   *Colonia Real Estate AG............................................    16,334     102,443
   *Comdirect Bank AG.................................................   140,060   1,647,152
   *CompuGroup Medical AG.............................................    49,259   1,082,377
   *Conergy AG........................................................   218,796     107,076
  #*Constantin Medien AG..............................................   359,780     801,714
   *CropEnergies AG...................................................    85,805     703,372
   *CTS Eventim AG....................................................   106,100   3,792,784
  #*Curanum AG........................................................   109,042     374,582
  #DAB Bank AG........................................................   130,043     684,314
    Data Modul AG.....................................................    11,455     281,727
    Delticom AG.......................................................    15,867     762,926
    Deufol SE.........................................................   112,955     159,650
    Deutsche Beteiligungs AG..........................................    29,148     807,165
  #*Deutsche Wohnen AG................................................   647,023  12,456,758
   *Deutz AG..........................................................   345,628   2,038,948
   *Dialog Semiconductor P.L.C........................................   221,152   3,943,698
    DIC Asset AG......................................................    13,115     151,845
    Dierig Holding AG.................................................     9,408     123,349
   #Dr. Hoenle AG.....................................................    21,610     390,478
    Draegerwerk AG & Co. KGaA.........................................     3,083     300,302
  #*Drillisch AG......................................................   196,227   3,218,381
   *Duerr AG..........................................................    45,514   4,453,272
    DVB Bank SE.......................................................   173,470   5,773,590
    Eckert & Ziegler AG...............................................    16,185     567,135
   #Elmos Semiconductor AG............................................    36,014     365,762
   *ElreingKlinger AG.................................................   116,806   4,130,086
    Erlus AG..........................................................     2,970     149,430
  #*Euromicron AG.....................................................    29,652     780,901
    Euwax AG..........................................................    14,880   1,208,772
  #*Evotec AG......................................................... 1,165,338   4,374,529
    Fielmann AG.......................................................    32,343   3,302,124
  #*First Sensor AG...................................................    18,636     200,920
   *FJA AG............................................................       217         332
  #*Freenet AG........................................................   401,512   8,646,966
    Fuchs Petrolub AG.................................................   126,613   8,949,752
   *GAGFAH SA.........................................................   281,532   3,445,185
    GBW AG............................................................    28,417     976,573
   *Gerresheimer AG...................................................   126,617   6,509,948
   *Gerry Weber International AG......................................    89,108   4,328,738
   *Gesco AG..........................................................    11,601   1,217,345
   *GFK SE............................................................    72,083   4,172,599
    GFT Technologies AG...............................................    66,050     305,571

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES   VALUE++
                                                                        ------- ----------
GERMANY -- (Continued)
  #*Gigaset AG......................................................... 175,782 $  272,633
   *Gildemeister AG.................................................... 200,603  4,941,684
   *Grammer AG.........................................................  50,154  1,341,114
   #Grenkeleasing AG...................................................  32,703  2,411,283
   *GSW Immobilien AG.................................................. 106,162  4,530,050
   *H&R AG.............................................................  50,783    849,099
    Hamborner REIT AG..................................................  22,740    226,320
   *Hamburger Hafen und Logistik AG....................................  75,516  1,864,584
  #*Hansa Group AG..................................................... 146,815    597,414
    Hawesko Holding AG.................................................  19,480  1,104,693
  #*Heidelberger Druckmaschinen AG..................................... 922,431  1,978,111
    Highlight Communications AG........................................  85,280    524,460
   *Homag Group AG.....................................................  14,489    212,886
   *Indus Holding AG...................................................  84,782  2,650,967
    Innovation in Traffic Systems AG...................................  23,949    755,887
   *Intershop Communications AG........................................  62,598    162,624
    Isra Vision AG.....................................................  12,807    483,021
  #*IVG Immobilien AG.................................................. 400,498  1,288,669
    Jenoptik AG........................................................ 185,979  2,031,658
   *Joyou AG...........................................................   5,165     67,165
   *Kampa AG...........................................................   7,101        329
   *Kloeckner & Co. SE................................................. 457,329  5,786,947
   *Koenig & Bauer AG..................................................  11,324    219,532
   *Kontron AG......................................................... 203,702  1,216,944
  #*Krones AG..........................................................  72,618  4,507,035
    KSB AG.............................................................   3,584  2,386,411
   *Kuka AG............................................................ 102,786  3,987,330
   *KWS Saat AG........................................................  17,224  6,392,026
   #Leifheit AG........................................................  12,500    526,148
   *Leoni AG........................................................... 128,630  5,565,878
   *Loewe AG...........................................................  25,187     88,642
   *Lotto24 AG.........................................................     493      2,421
  #*LPKF Laser & Electronics AG........................................  37,486    853,620
  #*Manz AG............................................................   6,961    196,582
   *Masterflex SE......................................................  19,347    134,092
   *Maxdata Computer AG................................................  94,120     15,463
   *Mediclin AG........................................................ 119,554    646,783
  #*Medigene AG........................................................  95,039    130,596
    Mensch und Maschine Software AG....................................   6,949     46,396
   *MLP AG............................................................. 216,957  1,884,575
    Mobotix AG.........................................................  13,494    299,037
   *Mologen AG.........................................................  26,166    405,610
   *Morphosys AG.......................................................  79,379  3,359,654
   *MTU Aero Engines Holding AG........................................  26,956  2,570,451
   #Muehlbauer Holding & Co. AG........................................  14,905    478,359
  #*MVV Energie AG..................................................... 114,055  3,819,968
  #*Nemetschek AG......................................................  24,668  1,278,681
    Nexus AG...........................................................  42,453    510,244
  #*Nordex SE.......................................................... 208,851  1,120,057
   *NORMA Group AG.....................................................  78,859  2,292,214
    OHB AG.............................................................  35,659    728,705
   *Oldenburgische Landesbank AG.......................................   4,234    149,460
    P&I Personal & Informatik AG.......................................  17,889    751,434
   *Patrizia Immobilien AG............................................. 102,620    911,444
   *Pfeiffer Vacuum Technology AG......................................  37,289  4,645,883
    PNE Wind AG........................................................ 193,713    677,833
  #*Praktiker AG....................................................... 423,775    856,246
    Progress-Werk Oberkirch AG.........................................   7,812    333,772
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie..........................................  32,771    767,566
   *Pulsion Medical Systems SE.........................................   1,099     16,901
    PVA TePla AG.......................................................  46,019    156,141

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- ------------
GERMANY -- (Continued)
   *QSC AG............................................................   413,146 $  1,244,279
   *R Stahl AG........................................................    14,410      565,734
   *Rational AG.......................................................    15,420    4,671,252
    REALTECH AG.......................................................    11,069       75,629
    Rheinmetall AG....................................................   163,815    8,720,157
    Rhoen-Klinikum AG.................................................   406,308    8,523,443
   *RIB Software AG...................................................     5,855       34,631
   *S&T AG............................................................     8,181       24,740
   *SAF-Holland SA....................................................   205,387    1,677,445
   *Salzgitter AG.....................................................   126,385    5,891,441
   *Schaltbau Holding AG..............................................    12,789      601,470
   *Sedo Holding AG...................................................    64,834      215,764
   Sektkellerei Schloss Wachenheim AG.................................     7,479       89,394
   *SER Systems AG....................................................     9,400          217
  #*SGL Carbon SE.....................................................   229,387    9,799,773
   *SHW AG............................................................     2,734      111,137
  #*Singulus Technologies AG..........................................   236,814      466,542
    Sinner AG.........................................................     2,660       52,398
    Sixt AG...........................................................    81,198    1,845,999
    SKW Stahl-Metallurgie Holding AG..................................    19,226      344,348
  #*Sky Deutschland AG................................................ 1,121,049    6,817,031
   *SM Wirtschaftsberatung AG.........................................    18,126      126,871
  #*SMA Solar Technology AG...........................................    32,470      836,539
    SMT Scharf AG.....................................................    11,208      378,621
   *Software AG.......................................................   175,079    6,740,976
  #*Solarworld AG.....................................................   336,956      494,797
   *Stada Arzneimittel AG.............................................   252,282    9,297,242
    STINAG Stuttgart Invest AG........................................    35,003      767,845
    Stoehr & Co. AG...................................................     6,000       10,249
   *STRATEC Biomedical AG.............................................    29,174    1,514,993
  #*Stroer Out-of-Home Media AG.......................................    59,099      667,101
  #*Suss Microtec AG..................................................    80,848    1,001,501
   *Symrise AG........................................................   307,713   10,877,297
    Syzygy AG.........................................................    30,656      171,866
   #TAG Immobilien AG.................................................   455,809    5,525,558
   *Takkt AG..........................................................   126,507    1,805,804
   *Technotrans AG....................................................     1,078       12,281
   #Telegate AG.......................................................    16,807      182,006
   *Tipp24 SE.........................................................    17,522    1,093,989
  #*Tom Tailor Holding AG.............................................    73,003    1,716,064
    Tomorrow Focus AG.................................................   113,715      634,292
   *TUI AG............................................................   587,264    6,372,620
    UMS United Medical Systems International AG.......................     3,304       46,081
    UmweltBank AG.....................................................    17,656      874,233
  #*VBH Holding AG....................................................     9,415       29,402
   *Verbio AG.........................................................    52,498       99,744
  #*Vossloh AG........................................................    37,975    3,952,752
   *VTG AG............................................................    35,848      679,175
  #*Wacker Chemie AG..................................................     1,980      140,851
   *Wacker Neuson SE..................................................    59,969      894,960
   *Wanderer-Werke AG.................................................     7,903        2,296
   *Washtec AG........................................................     5,625       68,729
   *Wincor Nixdorf AG.................................................   121,832    6,361,821
   *Wirecard AG.......................................................   371,721    8,467,028
    Wuerttembergische Lebensversicherung AG...........................    22,428      509,715
   #XING AG...........................................................    11,101      615,375
   *zooplus AG........................................................     4,975      282,707
                                                                                 ------------
TOTAL GERMANY.........................................................            373,504,375
                                                                                 ------------
GREECE -- (2.2%)
   *Aegean Airlines S.A...............................................     5,746       18,088

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
GREECE -- (Continued)
   *Alfa Alfa Energy S.A..............................................     3,810 $    7,191
   *Alpha Bank A.E....................................................   674,977  1,167,543
   *Alysida S.A.......................................................     2,376      6,423
   *Anek Lines S.A....................................................   494,192    125,979
   *Astir Palace Hotels S.A...........................................    93,886    554,931
   *Athens Medical Center S.A.........................................    75,593     87,239
   *Atlantic Supermarkets S.A.........................................    34,730      3,772
   *Attica Bank S.A...................................................   120,802     52,112
    Autohellas S.A....................................................    59,308    125,484
   *Babis Vovos International Construction S.A........................    21,073      8,698
   *Balafas S.A.......................................................    15,200      3,921
   *Bank of Cyprus P.L.C.............................................. 4,342,301  1,458,762
    Bank of Greece S.A................................................   133,571  3,075,775
   *Daios Plastics S.A................................................    16,300    110,383
   *Diagnostic & Therapeutic Center of Athens Hygeia S.A..............    85,353     68,302
   *Elastron S.A......................................................    65,731     73,738
   *Elektrak S.A......................................................    32,694     72,321
   *Elektroniki Athinon SA............................................     7,497      4,886
   *Ellaktor S.A......................................................   544,614  1,508,655
   *Elval--Hellenic Aluminium Industry S.A............................    28,590     83,305
   *Etma Rayon S.A....................................................    11,242     21,523
    Euro Reliance General Insurance Co. S.A...........................    40,776     62,567
   *Eurobank Ergasias SA..............................................   971,907    807,486
   *Euromedica S.A....................................................    32,879     24,033
    EYDAP Athens Water Supply & Sewage Co. S.A........................   116,677    948,702
   *Folli Follie Group S.A............................................   150,049  2,795,990
   *Forthnet S.A......................................................     3,668      3,593
   *Fourlis Holdings S.A..............................................   146,787    473,075
   *Frigoglass S.A....................................................   115,348    883,830
   *GEK Terna Holding Real Estate Construction S.A....................   296,155    976,932
   *Halkor S.A........................................................   142,942    214,486
   *Hellenic Cables S.A...............................................     7,689     19,739
    Hellenic Exchanges S.A............................................   296,505  2,046,079
    Hellenic Petroleum S.A............................................   326,121  3,656,883
   *Hellenic Telecommunication Organization Co. S.A...................   707,121  5,945,159
   *Iaso S.A..........................................................   206,042    373,004
   *Informatics S.A...................................................     3,778      1,590
   *Intracom Holdings S.A.............................................   247,375    205,239
    Intralot S.A.-Integrated Lottery Systems & Services...............   551,157  1,549,400
   *Ionian Hotel Enterprises S.A......................................     9,400    159,285
   *Ipirotiki Software & Publications S.A.............................    22,110     58,240
    JUMBO S.A.........................................................   400,965  3,472,768
    Karelia Tobacco Co., Inc. S.A.....................................     2,000    317,342
   *Lamda Development S.A.............................................       905      7,325
   *Lan-Net S.A.......................................................    12,688     20,673
   *Loulis Mills S.A..................................................    25,704     80,136
   *Marfin Investment Group Holdings S.A.............................. 2,380,237  1,550,992
    Metka S.A.........................................................   101,638  1,548,469
   *Michaniki S.A.....................................................   155,442     58,528
    Motor Oil (Hellas) Corinth Refineries S.A.........................   246,966  2,850,073
   *Mytilineos Holdings S.A...........................................   367,558  2,523,189
   *National Bank of Greece S.A....................................... 1,343,567  2,122,226
   *Neorion Holdings S.A..............................................    14,991      2,544
    OPAP S.A..........................................................   168,712  1,460,641
   *Piraeus Bank S.A.................................................. 4,777,477  1,819,094
    Piraeus Port Authority S.A........................................    21,267    532,803
   *Promota Hellas S.A................................................     8,860      2,767
   *Proton Bank S.A...................................................   141,214         --
   *Public Power Corp. S.A............................................   528,487  4,914,392
   *Real Estate Development & Services S.A............................    66,230     71,254
    S&B Industrial Minerals S.A.......................................    68,336    520,626

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                       --------- -----------
GREECE -- (Continued)
   *Sarantis S.A......................................................    74,884 $   446,988
   *Selected Textile S.A..............................................    35,044      21,079
   *Sidenor Steel Products Manufacturing Co. S.A......................    79,509     204,504
   *T Bank S.A........................................................   228,007          --
   *Technical Olympic S.A.............................................     2,237       6,328
    Terna Energy S.A..................................................   144,697     687,022
   *Themeliodomi S.A..................................................    37,422      18,800
    Thessaloniki Port Authority S.A...................................     6,936     209,120
    Thessaloniki Water Supply & Sewage Co. S.A........................    15,807     130,282
   *Thrace Plastics Co. S.A...........................................    33,856      64,567
   *Titan Cement Co. S.A..............................................   203,501   3,638,712
   *TT Hellenic Postbank S.A..........................................   695,353     158,616
   *Viohalco Hellenic Copper & Aluminum Industry S.A..................   603,593   3,910,083
                                                                                 -----------
TOTAL GREECE..........................................................            63,216,286
                                                                                 -----------
IRELAND -- (2.6%)
    Aer Lingus Group P.L.C............................................   752,359   1,308,299
   *Aminex P.L.C......................................................   496,086      35,303
    C&C Group P.L.C. (B010DT8)........................................   399,607   2,613,247
    C&C Group P.L.C. (B011Y09)........................................ 1,014,594   6,615,610
    DCC P.L.C. (0242493)..............................................   308,989  10,107,068
   *DCC P.L.C. (4189477)..............................................    19,143     626,593
    Donegal Creameries P.L.C..........................................    21,144      99,011
    Dragon Oil P.L.C..................................................   987,262   8,874,394
   *Elan Corp. P.L.C..................................................    23,703     250,093
    FBD Holdings P.L.C................................................   125,728   1,860,694
    Fyffes P.L.C......................................................   497,844     404,953
    Glanbia P.L.C. (0066950)..........................................   700,613   7,818,070
   *Glanbia P.L.C. (4058629)..........................................    69,229     772,893
   *Grafton Group P.L.C...............................................   584,079   3,423,419
    IFG Group P.L.C...................................................   271,865     499,629
   *Independent News & Media P.L.C. (B59HWB1).........................   356,791      21,407
   *Independent News & Media P.L.C. (B5TR5N4).........................   318,060      19,002
    Irish Continental Group P.L.C.....................................    23,420     629,726
   *Kenmare Resources P.L.C. (0487948)................................ 4,136,548   2,183,543
   *Kenmare Resources P.L.C. (4490737)................................   409,813     216,067
   *Kingspan Group P.L.C..............................................   454,335   5,268,333
   *McInerney Holdings P.L.C..........................................   697,135          --
    Paddy Power P.L.C. (0258810)......................................   180,573  14,965,411
    Paddy Power P.L.C. (4828974)......................................    10,071     834,686
   *Providence Resources P.L.C........................................    16,477     163,243
   *Smurfit Kappa Group P.L.C.........................................   488,590   6,769,221
    Total Produce P.L.C...............................................   344,477     279,976
                                                                                 -----------
TOTAL IRELAND.........................................................            76,659,891
                                                                                 -----------
ISRAEL -- (2.5%)
   *Africa Israel Investments, Ltd....................................   326,135     794,987
   *Africa Israel Properties, Ltd.....................................    41,910     436,641
    Africa Israel Residences, Ltd.....................................       594       6,460
   *Airport City, Ltd.................................................   111,530     518,985
   *Allot Communications, Ltd.........................................    19,348     264,936
   *Alon Holdings Blue Square Israel, Ltd.............................    46,194     117,881
   *AL-ROV Israel, Ltd................................................    16,031     415,053
   *Alrov Properties & Lodgings, Ltd..................................     6,567     121,276
   *Alvarion, Ltd.....................................................    51,611      26,614
    Amot Investments, Ltd.............................................   212,441     545,366
   *AudioCodes, Ltd...................................................   159,083     579,422
    Avgol Industries 1953, Ltd........................................   372,853     351,123
   *Azorim Investment Development & Construction Co., Ltd.............       722         547
    Babylon, Ltd......................................................   134,822     894,253
    Bayside Land Corp.................................................     2,554     508,401

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CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
ISRAEL -- (Continued)
    Big Shopping Centers 2004, Ltd....................................     2,244 $   66,222
   *Biocell, Ltd......................................................    16,731    102,261
   *BioLineRX, Ltd....................................................   499,334    236,705
   *Blue Square Real Estate, Ltd......................................     3,962     96,187
   *Cellcom Israel, Ltd...............................................   118,056    881,322
   *Ceragon Networks, Ltd.............................................    71,706    345,080
   *Clal Biotechnology Industries, Ltd................................   146,663    396,671
   *Clal Industries, Ltd..............................................   302,935  1,071,097
    Clal Insurance Enterprises Holdings, Ltd..........................    86,517  1,297,321
   *Compugen, Ltd.....................................................    38,764    213,667
    Delek Automotive Systems, Ltd.....................................   133,907  1,232,788
    Delek Group, Ltd..................................................     2,224    549,374
    Delta-Galil Industries, Ltd.......................................    36,219    470,746
    Direct Insurance - I.D.I. Insurance Co., Ltd......................    35,764     99,881
    DS Apex Holdings, Ltd.............................................    38,130    181,367
   *El Al Israel Airlines, Ltd........................................    77,144      9,554
   *Elbit Medical Imaging, Ltd........................................    53,265     84,061
   *Elbit Systems, Ltd................................................   112,767  4,335,311
    Electra, Ltd......................................................     6,875    706,572
    Elron Electronic Industries, Ltd..................................    59,816    283,369
   *Equital, Ltd......................................................       630      5,597
   *Evogene, Ltd......................................................   102,751    533,673
   *EZchip Semiconductor, Ltd.........................................   106,730  3,231,353
   *First International Bank of Israel, Ltd...........................    98,118  1,327,496
    FMS Enterprises Migun, Ltd........................................    10,300    122,192
   *Formula Systems (1985), Ltd.......................................    36,549    623,755
    Frutarom Industries, Ltd..........................................   172,711  2,192,738
   *Gilat Satellite Networks, Ltd.....................................    88,226    467,935
   *Given Imaging, Ltd................................................    52,350    867,919
    Golf & Co., Ltd...................................................    57,649    154,945
   *Hadera Paper, Ltd.................................................    10,176    483,710
   *Harel Insurance Investments & Finances, Ltd.......................    42,210  1,838,333
    Industrial Building Corp., Ltd....................................   347,656    497,587
   *Israel Cold Storage & Supply Co., Ltd.............................     1,875     24,731
   *Israel Discount Bank, Ltd. Series A............................... 2,812,987  4,710,355
   *Israel Land Development Co., Ltd. (The)...........................    22,615     81,198
    Ituran Location & Control, Ltd....................................    84,441  1,203,974
   *Jerusalem Oil Exploration, Ltd....................................    39,274    799,913
   *Kamada, Ltd.......................................................   116,979  1,091,728
   *Kardan Yazamut, Ltd...............................................    45,763      3,923
    Maabarot Products, Ltd............................................    21,999    197,701
    Magic Software Enterprises, Ltd...................................    39,778    182,472
    Matrix IT, Ltd....................................................   182,457    836,745
   *Mazor Robotics, Ltd...............................................    18,064     43,769
    Melisron, Ltd.....................................................    51,844  1,003,973
   *Mellanox Technologies, Ltd........................................    86,914  4,414,310
   *Menorah Mivtachim Holdings, Ltd...................................   108,046    957,976
   *Migdal Insurance & Financial Holding, Ltd......................... 1,312,188  1,918,889
   *Mizrahi Tefahot Bank, Ltd.........................................    64,217    679,972
   *Naphtha Israel Petroleum Corp., Ltd...............................   149,334    680,869
    Neto Me Holdings, Ltd.............................................     5,411    177,392
   *NICE Systems, Ltd.................................................     2,772    101,867
   *NICE Systems, Ltd. Sponsored ADR..................................    25,502    940,769
   *Nitsba Holdings (1995), Ltd.......................................   110,727    999,499
   *Nova Measuring Instruments, Ltd...................................    52,672    478,933
   *Oil Refineries, Ltd............................................... 3,533,465  1,812,835
   *Ormat Industries, Ltd.............................................   293,852  1,735,599
   *Osem Investments, Ltd.............................................   136,223  2,255,013
   *Partner Communications Co., Ltd...................................   248,248  1,430,045
   *Paz Oil Co., Ltd..................................................    19,592  2,924,684
   *Phoenix Holdings, Ltd. (The)......................................   225,729    599,382

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
ISRAEL -- (Continued)
    Plasson Industries, Ltd...........................................     10,228 $   315,684
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...............     33,735   1,230,618
   *Retalix, Ltd......................................................     77,067   2,305,228
   *Shikun & Binui, Ltd...............................................    910,403   1,719,576
   *Space Communication, Ltd..........................................     15,118     224,781
   *Strauss Group, Ltd................................................    160,597   1,995,474
   *Suny Electronic, Ltd..............................................      2,959       2,090
   *Super-Sol, Ltd. Series B..........................................    381,641   1,170,882
   *Tower Semiconductor, Ltd..........................................     88,339     736,319
   *Union Bank of Israel, Ltd.........................................    130,630     462,980
                                                                                  -----------
TOTAL ISRAEL..........................................................             73,040,882
                                                                                  -----------

ITALY -- (8.2%)
  #*A2A SpA...........................................................  3,652,248   2,443,421
    ACEA SpA..........................................................    280,731   1,819,980
    Acegas-APS SpA....................................................    110,973     877,907
  #*Acotel Group SpA..................................................      3,478     125,062
   *Aedes SpA.........................................................  1,494,875     122,941
    Aeroporto de Firenze SpA..........................................     17,390     239,839
    Alerion Cleanpower SpA............................................     92,062     494,591
  #*Amplifon SpA......................................................    320,929   1,714,047
   *Ansaldo STS SpA...................................................    352,492   3,628,480
   *Arnoldo Mondadori Editore SpA.....................................    427,498     679,747
   *Ascopiave SpA.....................................................    164,564     274,883
   *Astaldi SpA.......................................................    258,925   1,948,412
   *Autogrill SpA.....................................................    439,780   5,392,976
   *Azimut Holding SpA................................................    454,770   7,999,451
  #*Banca Carige SpA..................................................  2,896,796   3,244,675
   #Banca Finnat Euramerica SpA.......................................    685,945     268,461
   *Banca Generali SpA................................................    182,933   3,506,283
    Banca IFIS SpA....................................................    102,347     931,986
  #*Banca Monte Dei Paschi di Siena SpA...............................  8,733,630   2,917,367
   *Banca Piccolo Credito Valtellinese Scarl..........................  1,027,487   1,760,403
   *Banca Popolare dell'Emilia Romagna Scarl..........................  1,320,196  11,661,531
  #*Banca Popolare dell'Etruria e del Lazio Scarl.....................    297,428     237,867
   *Banca Popolare di Milano Scarl.................................... 12,995,381   8,725,708
   *Banca Popolare di Sondrio Scarl...................................  1,138,397   8,200,297
    Banca Profilo SpA.................................................    828,802     301,503
    Banco di Desio e della Brianza SpA................................    232,296     688,532
   *Banco Popolare Scarl..............................................  6,317,527  13,162,379
    BasicNet SpA......................................................    105,627     226,248
    Beghelli SpA......................................................    427,981     238,763
   *Biesse SpA........................................................     54,004     196,309
    Bonifica Terreni Ferraresi e Imprese Agricole SpA.................     10,867     562,571
   *Brembo SpA........................................................    162,145   2,255,943
   *Brioschi Sviluppo Immobiliare SpA.................................    174,780      23,186
   *Buzzi Unicem SpA..................................................    291,869   4,256,121
   *C.I.R. SpA - Compagnie Industriali Riunite........................  1,795,934   2,081,020
    Cairo Communication SpA...........................................     89,082     319,815
    Caltagirone Editore SpA...........................................      6,277       7,489
    Caltagirone SpA...................................................    242,362     434,631
   *Carraro SpA.......................................................    113,633     332,515
    Cembre SpA........................................................     40,330     380,507
    Cementir Holding SpA..............................................    336,239     894,981
    Credito Bergamasco SpA............................................    129,374   2,495,999
   *Credito Emiliano SpA..............................................    376,390   2,251,623
    CSP International Fashion Group SpA...............................      7,505      11,520
   *d'Amico International Shipping S.A................................    110,317      58,532
  #*Danieli & Co. SpA.................................................     58,099   1,796,702
    Datalogic SpA.....................................................     65,558     627,563
   #Davide Campari - Milano SpA.......................................    428,086   3,341,817

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

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- -----------
ITALY -- (Continued)
   *DeA Capital SpA...................................................   241,155 $   463,847
   *Delclima SpA......................................................   238,104     258,401
   *De'Longhi SpA.....................................................   275,556   4,449,915
   #DiaSorin SpA......................................................    77,818   3,036,295
   *EI Towers SpA.....................................................    39,294   1,187,990
   *Engineering Ingegneria Informatica SpA............................    18,153     671,496
  #*ERG SpA...........................................................   242,145   2,370,520
    Esprinet SpA......................................................   104,855     462,759
  #*Eurotech SpA......................................................   103,698     178,377
    Falck Renewables SpA..............................................   452,790     652,059
    Fiera Milano SpA..................................................    37,863     212,331
  #*Finmeccanica SpA.................................................. 1,709,605  11,234,777
  #*Fondiaria-Sai SpA.................................................   943,740   1,673,329
   *Gas Plus SpA......................................................    14,596      96,749
    Gefran SpA........................................................    31,893     122,943
   *Gemina SpA........................................................ 2,562,430   4,413,694
  #*Geox SpA..........................................................   343,770   1,208,009
   *Gruppo Ceramiche Ricchetti SpA....................................    19,666       5,456
    Gruppo Editoriale L'Espresso SpA..................................   670,242     861,221
    Gruppo MutuiOnline SpA............................................    51,809     220,462
   *Hera SpA.......................................................... 1,822,830   3,350,781
   *I Grandi Viaggi SpA...............................................    96,491      49,189
    Immsi SpA.........................................................   743,533     585,252
    Impregilo SpA..................................................... 1,252,064   6,494,299
   *Indesit Co. SpA...................................................   185,473   1,558,682
    Industria Macchine Automatiche SpA................................    58,626   1,192,174
    Industria Romagnola Conduttori Elettrici SpA......................    43,300      85,335
   *Intek Group SpA................................................... 1,654,192     772,044
  #*Interpump Group SpA...............................................   275,866   2,115,667
    Iren SpA.......................................................... 2,070,565   1,588,634
   *Italcementi SpA...................................................   279,135   1,570,699
   *Italmobiliare SpA.................................................    46,873     940,077
   *Juventus Football Club SpA........................................ 1,130,867     326,845
   *Landi Renzo SpA...................................................   203,171     439,588
   *Lottomatica Group SpA.............................................   185,318   4,581,847
   *Maire Tecnimont SpA...............................................   444,091     253,144
  #*Mariella Burani SpA...............................................    32,721          --
   *Marr SpA..........................................................   131,906   1,477,724
   *Mediaset SpA...................................................... 2,909,042   7,642,483
    Mediobanca SpA....................................................     8,209      60,421
   #Mediolanum SpA....................................................   758,652   4,734,822
  #*Milano Assicurazioni SpA.......................................... 2,324,306   1,301,124
   *Molecular Medicine SpA............................................   229,230     130,972
   *Monrif SpA........................................................   264,814      99,076
    Nice SpA..........................................................    40,195     150,282
   *Pagnossin SpA.....................................................     9,000          --
   *Piaggio & C. SpA..................................................   682,441   1,867,727
   *Pininfarina SpA...................................................    70,521     299,053
   *Poltrona Frau SpA.................................................   157,545     221,774
  #*Prelios SpA....................................................... 2,389,900     290,732
  #*Premafin Finanziaria SpA..........................................   961,257     270,503
   *Prima Industrie SpA...............................................       358       4,734
   *Prysmian SpA......................................................   484,563  10,355,719
  #*RCS MediaGroup SpA................................................   450,383     715,125
   *Recordati SpA.....................................................   408,182   4,178,085
    Reply SpA.........................................................    12,998     424,264
  #*Retelit SpA.......................................................   410,894     282,007
   *Richard-Ginori 1735 SpA...........................................     8,489         805
   #Sabaf SpA.........................................................    24,109     295,151
    SAES Getters SpA..................................................    30,068     288,007
   *Safilo Group SpA..................................................   140,163   1,541,976

                                      85

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
ITALY -- (Continued)
   *Saras SpA......................................................... 1,382,380 $  1,861,774
    SAVE SpA..........................................................    19,629      239,103
  #*Snai SpA..........................................................    95,483       92,923
   *Societa Cattolica di Assicurazioni Scrl...........................   197,353    3,639,185
   *Societa Iniziative Autostradali e Servizi SpA.....................   220,635    2,215,376
    Sogefi SpA........................................................   186,290      569,751
    Sol SpA...........................................................   166,511      972,647
   *Sorin SpA......................................................... 1,151,064    2,937,754
    Tamburi Investment Partners SpA...................................    37,478       76,334
  #*Telecom Italia Media SpA.......................................... 1,649,819      365,772
  #*Tiscali SpA....................................................... 3,467,783      211,360
  #*Tod's SpA.........................................................    47,508    6,484,062
  #*Trevi Finanziaria SpA.............................................   154,707    1,105,006
   *Uni Land SpA......................................................    51,835           --
   *Unione di Banche Italiane ScpA.................................... 1,286,614    6,715,160
  #*Unipol Gruppo Finanziario SpA.....................................   970,174    2,798,656
    Vianini Industria SpA.............................................    57,659       82,397
    Vianini Lavori SpA................................................   175,180      829,732
   *Vittoria Assicurazioni SpA........................................   121,346      880,706
  #*Yoox SpA..........................................................   163,646    3,123,647
    Zignago Vetro SpA.................................................    85,481      551,843
                                                                                 ------------
TOTAL ITALY...........................................................            238,233,225
                                                                                 ------------

NETHERLANDS -- (5.2%)
   *Aalberts Industries NV............................................   469,415   10,548,918
  #*Accell Group NV...................................................    93,631    1,803,279
   *AFC Ajax NV.......................................................    18,134      154,873
  #*AMG Advanced Metallurgical Group NV...............................   148,384    1,350,536
  #*Amsterdam Commodities NV..........................................    75,668    1,506,739
    APERAM NV.........................................................   262,538    3,806,116
  #*Arcadis NV........................................................   270,478    7,113,372
   *ASM International NV..............................................   218,510    8,708,668
   *Atag Group NV.....................................................     4,630        1,823
    Ballast Nedam NV..................................................       924       14,544
    Batenburg Techniek NV.............................................     6,548      120,090
    BE Semiconductor Industries NV....................................   156,621    1,255,307
    Beter Bed Holding NV..............................................    83,857    1,689,981
   *BinckBank NV......................................................   287,866    2,786,326
   *Brunel International NV...........................................    51,660    2,768,133
   *Crown Van Gelder NV...............................................     9,818       63,949
   *CSM NV............................................................   363,574    8,416,759
   *Delta Lloyd NV....................................................   543,156   10,698,501
    DOCdata NV........................................................    22,463      405,735
   #Exact Holding NV..................................................    64,313    1,407,315
   *Grontmij NV.......................................................   280,259    1,245,602
   *Heijmans NV.......................................................    79,498      850,966
   *Hunter Douglas NV.................................................     8,764      392,905
  #*Kardan NV.........................................................    75,774       80,497
   #KAS Bank NV.......................................................    54,562      652,804
    Kendrion NV.......................................................    41,207    1,038,910
  #*Koninklijke Bam Groep NV.......................................... 1,194,509    4,994,670
   *Koninklijke Ten Cate NV...........................................   140,083    3,796,831
  #*Koninklijke Wessanen NV...........................................   380,493    1,196,726
    Macintosh Retail Group NV.........................................    52,801      616,488
    Mediq NV..........................................................   274,364    5,183,361
   #Nederlandsche Apparatenfabriek NV.................................    28,810    1,209,539
   *Nutreco NV........................................................   173,920   15,417,107
   *Ordina NV.........................................................   330,458      529,537
   *PostNL NV......................................................... 1,920,653    5,033,533
   *Roto Smeets Group NV..............................................    10,320       91,478
  #*Royal Imtech NV...................................................   349,305    9,224,554

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
NETHERLANDS -- (Continued)
    Royal Reesink NV..................................................     1,239 $    134,679
   *SBM Offshore NV...................................................   823,055   12,603,420
   *Sligro Food Group NV..............................................   104,091    3,352,463
  #*SNS Reaal Groep NV................................................   705,718      806,652
    Stern Groep NV....................................................       795       15,711
   #Telegraaf Media Groep NV..........................................   164,437    1,955,219
   *TKH Group NV......................................................   177,582    4,848,185
  #*TomTom NV.........................................................   562,433    2,916,957
   *Unit4 NV..........................................................   134,022    4,484,877
    USG People NV.....................................................   330,320    2,811,331
    Van Lanschot NV...................................................        91        1,816
   *Xeikon NV.........................................................    58,445      335,040
                                                                                 ------------
TOTAL NETHERLANDS.....................................................            150,442,822
                                                                                 ------------
NORWAY -- (3.3%)
  #*ABG Sundal Collier Holding ASA.................................... 1,155,033      969,640
    AF Gruppen ASA....................................................     2,718       27,585
  #*Agasti Holding ASA................................................   227,087       49,883
   *Aker ASA Series A.................................................     3,089      131,742
  #*Algeta ASA........................................................   148,632    4,549,896
   *Archer, Ltd.......................................................   496,831      574,743
    Arendals Fosse Kompani ASA........................................        90       27,125
   *Atea ASA..........................................................   296,910    3,527,133
   *Austevoll Seafood ASA.............................................   358,040    2,036,717
   *Bakkafrost P/F....................................................    13,027      147,266
  #*Bionor Pharma ASA.................................................   134,131       54,949
   *Bonheur ASA.......................................................    68,100    1,789,473
   #BW Offshore, Ltd.................................................. 1,221,619    1,259,515
   *BWG Homes ASA.....................................................   346,255      799,322
   *Cermaq ASA........................................................   285,677    4,911,904
  #*Clavis Pharma ASA.................................................   139,784      162,228
   *Copeinca ASA......................................................   100,907      797,410
   *Deep Sea Supply P.L.C.............................................   373,810      723,232
  #*Det Norske Oljeselskap ASA........................................   177,985    2,791,882
   *DNO International ASA............................................. 3,907,920    6,668,500
  #*Dockwise, Ltd.....................................................    70,575    1,779,246
  #*DOF ASA...........................................................   193,535      915,102
   *Ekornes ASA.......................................................   112,551    1,970,106
   *Electromagnetic GeoServices ASA...................................   566,149    1,157,656
  #*Eltek ASA......................................................... 1,292,456      887,304
    EVRY ASA..........................................................   267,383      405,200
    Farstad Shipping ASA..............................................    63,849    1,616,115
  #*Frontline, Ltd....................................................   214,780      751,506
    Ganger Rolf ASA...................................................    58,809    1,445,002
  #*Golden Ocean Group, Ltd........................................... 1,103,153    1,108,402
   *Grieg Seafood ASA.................................................   154,146      352,932
   *Havila Shipping ASA...............................................    22,400      103,363
   *Hoegh LNG Holdings, Ltd...........................................    27,023      254,857
   *Hurtigruten ASA...................................................   759,030      428,649
   *Intex Resources ASA...............................................    45,445       36,932
   *Jason Shipping ASA................................................     5,108        1,677
   *Kongsberg Automotive Holding ASA.................................. 1,784,754      505,061
    Kongsberg Gruppen ASA.............................................     5,371      129,505
   *Kvaerner ASA......................................................   807,447    2,334,152
   *Leroey Seafood Group ASA..........................................    81,749    2,362,448
   *Morpol ASA........................................................    24,024       50,477
  #*Nordic Semiconductor ASA..........................................   580,280    1,606,349
  #*Norske Skogindustrier ASA Series A................................   660,997      476,295
    Northern Offshore, Ltd............................................   350,656      634,414
  #*Norwegian Air Shuttle ASA.........................................   130,053    3,970,126
   *Norwegian Energy Co. ASA..........................................   809,521      718,478

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CONTINUED

                                                                           SHARES     VALUE++
                                                                         ---------- -----------
NORWAY -- (Continued)
   *Odfjell ASA Series A................................................    138,810 $   684,676
    Olav Thon Eiendomsselskap ASA.......................................     12,852   2,093,207
  #*Opera Software ASA..................................................    349,386   2,191,094
  #*Panoro Energy ASA...................................................    668,457     341,393
   *PCI Biotech Holding ASA.............................................      3,107      17,972
   *Petrolia E & P Holdings.............................................     39,774      41,864
  #*Photocure ASA.......................................................     35,235     243,962
   *Pronova BioPharma ASA...............................................    717,584   1,765,749
    Prosafe ASA.........................................................    781,319   7,435,754
   *Q-Free ASA..........................................................    139,384     418,850
  #*Renewable Energy Corp. ASA..........................................  3,941,817     765,145
  #*Salmar ASA..........................................................     34,003     322,370
   *Scana Industrier ASA................................................    548,479      49,340
  #*Sevan Drilling AS...................................................    467,741     335,973
   *Sevan Marine ASA....................................................    129,032     499,554
   *Siem Offshore, Inc. ASA.............................................    567,901     855,267
    Solstad Offshore ASA................................................     59,124   1,133,633
  #*Songa Offshore SE...................................................    845,806     856,847
    SpareBank 1 SMN.....................................................    381,031   2,894,990
   *SpareBank 1 SR Bank ASA.............................................     98,432     756,410
    Stolt-Nielsen, Ltd..................................................     48,015   1,024,582
   *Storebrand ASA......................................................    132,651     679,083
   *Tomra Systems ASA...................................................    669,803   5,699,664
   #TTS Marine ASA......................................................    180,762     312,980
   *Veidekke ASA........................................................    333,849   2,817,956
    Wilh Wilhelmsen ASA.................................................     60,770     578,545
    Wilh Wilhelmsen Holding ASA.........................................     65,996   2,118,143
                                                                                    -----------
TOTAL NORWAY............................................................             94,936,502
                                                                                    -----------
PORTUGAL -- (1.4%)
   *Altri SGPS SA.......................................................    594,472   1,489,078
  #*Banco BPI SA........................................................  2,123,556   3,656,662
  #*Banco Comercial Portugues SA........................................ 38,839,916   5,230,460
   *Banco Espirito Santo SA.............................................  6,884,505   9,763,711
   *BANIF - Banco Internacional do Funchal SA...........................    686,791     118,430
    Corticeira Amorim SGPS SA...........................................    207,426     546,413
    Ibersol SGPS SA.....................................................     20,401     150,781
   *Impresa SGPS SA.....................................................    267,637     171,859
   *INAPA - Investimentos Participacoes e Gestao SA.....................    231,736      69,450
   #Mota-Engil SGPS SA..................................................    359,581   1,056,485
    Novabase SGPS SA....................................................     65,729     249,891
   *ParaRede SGPS SA....................................................     63,073      13,696
   *Portucel SA.........................................................    881,646   3,408,763
    REN - Redes Energeticas Nacionais SGPS SA...........................    832,962   2,616,354
   *SAG GEST - Solucoes Automovel Globais SGPS SA.......................    197,021      74,869
   *Sociedade de Investimento e Gestao SGPS SA..........................    315,078   3,037,317
   *Sonae Capital SGPS SA...............................................     22,716       6,137
  #*Sonae Industria SGPS SA.............................................    443,755     365,826
   *Sonae SGPS SA.......................................................  3,774,580   3,738,034
   *Sonaecom SGPS SA....................................................    565,634   1,129,124
    Sumol & Compal SA...................................................     67,967     103,448
   *Teixeira Duarte SA..................................................    734,737     517,358
   *Toyota Caetano Portugal SA..........................................     53,308      98,800
   *Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA....    746,473   3,193,921
                                                                                    -----------
TOTAL PORTUGAL..........................................................             40,806,867
                                                                                    -----------
RUSSIA -- (0.1%)
   *Alliance Oil Co., Ltd. SDR..........................................    318,480   2,787,926
   *Black Earth Farming, Ltd. SDR.......................................     18,447      30,133
                                                                                    -----------
TOTAL RUSSIA............................................................              2,818,059
                                                                                    -----------

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
SPAIN -- (4.6%)
   #Abengoa SA........................................................   199,714 $  601,486
  #*Abengoa SA Series B...............................................   798,856  2,139,880
   *Acciona SA........................................................    13,059  1,050,640
  #*Acerinox SA.......................................................   319,312  3,538,352
   *Adolfo Dominguez SA...............................................    17,918    111,307
    Adveo Group International SA......................................    47,385    687,906
  #*Almirall SA.......................................................   227,566  2,813,783
   *Amper SA..........................................................    96,925    234,516
    Antena 3 de Television SA.........................................   307,606  1,812,293
   *Azkoyen SA........................................................    61,293    128,468
   *Banco de Sabadell SA..............................................    78,166    209,712
  #*Banco Espanol de Credito SA.......................................    30,648    157,677
   *Banco Popular Espanol SA..........................................     8,984      8,124
  #*Bankinter SA...................................................... 1,154,065  6,281,149
   *Baron de Ley SA...................................................    13,910    908,898
   #Bolsas y Mercados Espanoles SA....................................   310,963  8,710,563
  #*Caja de Ahorros del Mediterraneo SA...............................   116,412         --
  #*Campofrio Food Group SA...........................................    95,179    620,570
  #*Cementos Portland Valderrivas SA..................................    46,232    246,861
  #*Cie Automotive SA.................................................   131,131    916,415
   *Codere SA.........................................................    76,958    411,912
    Compania Vinicola del Norte de Espana SA..........................    16,119    318,926
   *Construcciones y Auxiliar de Ferrocarriles SA.....................     7,820  3,916,152
   *Deoleo SA......................................................... 1,893,651    760,982
    Dinamia Capital Privado Sociedad de Capital Riesgo SA.............    20,438    140,732
   *Distribuidora Internacional de Alimentacion SA....................    49,319    364,079
   *Duro Felguera SA..................................................   276,209  2,005,544
   *Ebro Foods SA.....................................................   373,198  7,566,205
  #*Elecnor SA........................................................   198,254  2,537,399
   *Ence Energia y Celulosa SA........................................   925,182  2,770,416
   *Ercros SA.........................................................   364,347    255,318
    Faes Farma SA.....................................................   956,019  2,973,865
   *Fersa Energias Renovables SA......................................    93,691     45,145
    Fluidra SA........................................................    51,811    189,152
  #*Fomento de Construcciones y Contratas SA..........................   205,076  2,776,157
  #*Gamesa Corp. Tecnologica SA....................................... 1,113,758  2,633,291
  #*Grupo Catalana Occidente SA.......................................   191,220  4,114,629
  #*Grupo Ezentis SA (5762253)........................................ 1,110,703    257,187
   *Grupo Ezentis SA (B9GRG21)........................................   377,590     87,670
   *Grupo Tavex SA....................................................   243,970     77,846
    Iberpapel Gestion SA..............................................    26,071    500,116
  #*Indra Sistemas SA.................................................   462,730  6,062,719
  #*Inmobiliaria Colonial SA..........................................   108,920    217,215
    Inmobiliaria del Sur SA...........................................     2,902     16,344
   *Jazztel P.L.C.....................................................   969,815  6,665,893
   *La Seda de Barcelona SA...........................................    80,921    136,618
    Laboratorios Farmaceuticos Rovi SA................................    60,258    475,579
  #*Mediaset Espana Comunicacion SA...................................   772,677  5,822,305
   *Melia Hotels International SA.....................................   232,123  1,895,157
    Miquel y Costas & Miquel SA.......................................    36,030  1,152,138
   *Natra SA..........................................................    86,085    156,042
   *Natraceutical SA..................................................    79,532     16,480
  #*NH Hoteles SA.....................................................   521,131  2,048,635
   *Nicolas Correa SA.................................................    12,627     14,173
   *Obrascon Huarte Lain SA...........................................   185,341  5,631,789
    Papeles y Cartones de Europa SA...................................   226,938    786,610
   #Pescanova SA......................................................    65,593  1,472,485
    Prim SA...........................................................    39,424    276,794
  #*Promotora de Informaciones SA Series A............................ 1,297,266    484,344
  #*Prosegur Cia de Seguridad SA......................................   875,740  5,481,439
   *Realia Business SA................................................   297,777    380,773

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------- ------------
SPAIN -- (Continued)
  #*Sacyr Vallehermoso SA............................................. 720,218 $  1,654,714
   *Service Point Solutions SA........................................ 203,301       39,122
   *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA.... 227,522      210,415
   *Solaria Energia y Medio Ambiente SA...............................  98,171      106,294
   *Tecnicas Reunidas SA.............................................. 129,933    6,604,604
    Telecomunicaciones y Energia SA................................... 146,125      256,128
  #*Tubacex SA........................................................ 473,513    1,612,876
    Tubos Reunidos SA................................................. 475,679    1,205,537
   *Vidrala SA........................................................  75,628    2,444,606
   #Viscofan SA....................................................... 205,149   10,729,110
   *Vocento SA........................................................ 196,990      323,114
   *Vueling Airlines SA...............................................  72,219      763,280
  #*Zeltia SA......................................................... 830,418    1,532,682
                                                                               ------------
TOTAL SPAIN...........................................................          132,557,337
                                                                               ------------

SWEDEN -- (9.1%)
   *Aarhuskarlshamn AB................................................ 111,342    4,738,796
   *Acando AB......................................................... 282,290      700,306
   *Active Biotech AB................................................. 172,401    1,303,415
    AddNode Group AB..................................................  22,291      138,711
  #*AddTech AB Series B...............................................  78,157    2,375,555
   *AF AB Series B.................................................... 131,076    3,173,521
   *Anoto Group AB....................................................  80,647       32,333
    AQ Group AB.......................................................  24,343      176,125
   *Arise Windpower AB................................................  19,174       79,831
   *Atrium Ljungberg AB Series B......................................  31,807      446,212
   *Avanza Bank Holding AB............................................  77,172    1,882,099
   *Axfood AB.........................................................  94,702    3,917,914
  #*Axis Communications AB............................................ 183,851    4,557,254
    B&B Tools AB Series B.............................................  97,917    1,071,317
    BE Group AB....................................................... 215,340      653,585
   #Beiger Electronics AB.............................................  54,398      563,064
    Beijer Alma AB....................................................  87,433    1,692,276
   *Betsson AB........................................................ 137,066    4,595,199
    Bilia AB Series A................................................. 113,425    1,958,152
  #*BillerudKorsnas AB................................................ 650,260    6,923,867
   *BioGaia AB Series B...............................................  61,099    1,624,048
    Biotage AB........................................................ 143,915      194,802
  #*Bjorn Borg AB.....................................................  86,437      541,950
   *Bong Ljungdahl AB.................................................  24,140       36,053
   *Boras Waefveri AB Series B........................................   6,564        1,363
   *Bure Equity AB.................................................... 326,825    1,212,569
   *Byggmax Group AB.................................................. 150,938      853,446
   Cantena AB.........................................................  56,202      638,390
   *Castellum AB...................................................... 739,664   10,907,397
   *Catella AB........................................................ 214,370      217,995
   *CDON Group AB.....................................................  90,507      507,156
   *Cision AB.........................................................  11,445      100,629
  #*Clas Ohlson AB Series B........................................... 160,047    2,390,211
   *Cloetta AB........................................................  59,529      135,325
  #*Concentric AB..................................................... 202,603    1,818,805
    Concordia Maritime AB Series B....................................  78,854      128,628
   #Connecta AB.......................................................  40,724      312,039
   *Corem Property Group AB Class B...................................   1,868        5,835
   *CyberCom Group AB................................................. 191,193       46,699
   *Dios Fastigheter AB...............................................   6,261       36,382
    DORO AB...........................................................  94,731      399,588
    Duni AB........................................................... 140,875    1,285,959
    East Capital Explorer AB..........................................  47,726      399,863
   *Elekta AB Series B................................................  80,876    1,199,097
  #*Enea AB...........................................................  63,008      462,887

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- -----------
SWEDEN -- (Continued)
  #*Eniro AB..........................................................   420,612 $   960,922
   *Fabege AB.........................................................   585,887   6,399,668
    Fagerhult AB......................................................    18,323     534,628
   *Fastighets AB Balder Series B.....................................   279,717   1,904,158
    Fenix Outdoor AB..................................................     6,455     184,964
    G & L Beijer AB Series B..........................................    59,578   1,085,210
    Gunnebo AB........................................................   190,542     818,630
   *Hakon Invest AB...................................................   223,572   4,586,805
  #*Haldex AB.........................................................   218,520   1,305,379
    Heba Fastighets AB Series B.......................................    43,722     452,382
   *Hexpol AB.........................................................   115,947   6,412,778
   *HIQ International AB..............................................   254,170   1,542,107
    HMS Networks AB...................................................     7,040     119,921
   *Hoganas AB Series B...............................................   115,764   4,790,484
   *Holmen AB Series B................................................   273,916   8,444,304
    Hufvudstaden AB Series A..........................................   189,483   2,449,724
   *Husqvarna AB Series A.............................................    37,223     240,739
   *Husqvarna AB Series B............................................. 1,434,072   9,271,670
   *Industrial & Financial Systems AB Series B........................    89,522   1,524,019
  #*Indutrade AB......................................................    55,294   1,810,472
   *Intrum Justitia AB................................................   291,001   4,708,857
  #*JM AB.............................................................   372,482   7,658,400
  #*KappAhl AB........................................................ 1,664,824   1,242,497
   *Karo Bio AB.......................................................   505,337      34,292
   *Karolinska Development AB Series B................................     2,664       8,029
    Klovern AB........................................................   387,861   1,671,022
    KNOW IT AB........................................................    75,523     590,569
   *Kungsleden AB.....................................................   675,368   4,173,226
    Lagercrantz Group AB Series B.....................................    76,298     935,200
   *Lindab International AB...........................................   330,563   2,364,053
   *Loomis AB Series B................................................   318,925   5,300,638
   *Meda AB Series A..................................................   857,997  10,022,417
  #*Medivir AB Series B...............................................   134,776   1,632,665
   *Mekonomen AB......................................................    93,177   3,317,911
   *Micronic Mydata AB................................................   390,070     734,303
   *Modern Times Group AB Series B....................................     5,409     197,929
    MQ Holding AB.....................................................    38,605     114,598
    NCC AB Series A...................................................    23,020     535,824
   *NCC AB Series B...................................................   364,909   8,507,192
    Nederman Holding AB...............................................     3,537      78,730
   *Net Entertainment NE AB Series B..................................   138,086   1,842,238
  #*Net Insight AB Series B........................................... 1,189,130     308,714
   #New Wave Group AB Series B........................................   197,176     905,550
  #*NIBE Industrier AB Series B.......................................   347,939   5,476,299
  #*Nobia AB..........................................................   666,139   4,045,350
   *Nolato AB Series B................................................    88,207   1,209,176
  #*Nordic Mines AB...................................................   533,532     127,940
    Nordnet AB Series B...............................................   401,993   1,296,588
    OEM International AB Series B.....................................    45,688     470,166
  #*Orexo AB..........................................................    76,505     671,947
   *Oriflame Cosmetics SA SDR.........................................    47,573   1,557,963
   *PA Resources AB................................................... 2,515,097      31,792
   *Partnertech AB....................................................    23,874      75,150
  #*Peab AB Series B..................................................   714,633   3,725,730
    Poolia AB Series B................................................    25,108      43,027
   #Pricer AB Series B................................................   452,718     619,620
    ProAct IT Group AB................................................    37,892     598,305
   #Probi AB..........................................................    28,553     149,401
    Proffice AB Series B..............................................   262,115     912,078
   *Ratos AB Series B.................................................    30,644     295,452
   *RaySearch Laboratories AB.........................................    70,129     271,496

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
SWEDEN -- (Continued)
    Readsoft AB Series B..............................................    87,941 $    304,897
   *Rederi AB Transatlantic...........................................   112,133      114,642
   *Rezidor Hotel Group AB............................................   353,696    1,550,269
   *RNB Retail & Brands AB............................................   411,548       80,992
   #Rottneros AB......................................................   207,512       78,449
    Saab AB Series B..................................................   253,955    5,494,446
    Sagax AB..........................................................     3,119      100,877
  #*SAS AB............................................................   581,421    1,241,842
   *Sectra AB.........................................................    22,874      173,440
   *Securitas AB Series B............................................. 1,133,353   10,590,735
   *Semcon AB.........................................................    63,596      550,818
    Sigma AB Series B.................................................    20,898       15,875
    Sintercast AB.....................................................    13,048       86,759
    Skistar AB........................................................    97,008    1,265,924
  #*SSAB AB Series A..................................................   824,806    6,815,163
   *SSAB AB Series B..................................................   338,248    2,417,428
    Studsvik AB.......................................................    18,714       92,404
   *Sweco AB Series B.................................................   187,009    2,161,490
   *Swedish Orphan Biovitrum AB.......................................   612,905    3,661,496
    Swedol AB Class B.................................................    29,796       99,375
   *Systemair AB......................................................    19,970      300,050
  #*TradeDoubler AB...................................................   181,607      382,747
  #*Transmode Holding AB..............................................    18,396      224,158
   *Trelleborg AB Series B............................................   999,202   12,821,987
   *Unibet Group P.L.C. SDR...........................................   132,830    4,576,977
    Uniflex AB Series B...............................................    17,950       90,216
    VBG AB Series B...................................................       137        2,076
    Vitrolife AB......................................................    60,303      386,369
   *Wallenstam AB Series B............................................   399,066    4,971,713
   *Wihlborgs Fastigheter AB..........................................   289,738    4,640,999
   *Xvivo Perfusion AB................................................    39,315      123,674
                                                                                 ------------
TOTAL SWEDEN..........................................................            265,156,233
                                                                                 ------------

SWITZERLAND -- (11.8%)
    Acino Holding AG..................................................    16,820    1,745,456
   *Advanced Digital Broadcast Holdings SA............................     2,024       29,538
   *AFG Arbonia-Forster Holding AG....................................    62,577    1,699,988
   *Allreal Holding AG................................................    46,247    7,013,036
   *Alpiq Holding AG..................................................       369       46,543
    ALSO-Actebis Holding AG...........................................    16,195      851,392
   *Ams AG............................................................    35,754    4,398,431
    APG SGA SA........................................................     6,204    1,383,846
   *Aryzta AG.........................................................   100,078    5,619,964
   *Ascom Holding AG..................................................   160,822    1,806,732
   *Autoneum Holding AG...............................................    15,956      956,131
   #Bachem Holdings AG................................................    24,136    1,002,477
   *Baloise Holding AG................................................    13,573    1,228,285
   *Bank Coop AG......................................................    31,671    1,887,066
   *Banque Cantonale de Geneve SA.....................................     4,021      935,090
    Banque Cantonale du Jura SA.......................................     4,442      310,722
   *Banque Cantonale Vaudoise AG......................................     4,230    2,261,072
    Banque Privee Edmond de Rothschild SA.............................       157    3,056,113
    Barry Callebaut AG................................................     1,496    1,504,133
   *Basilea Pharmaceutica AG..........................................    19,008    1,052,466
   #Basler Kantonalbank AG............................................       849       91,991
   *Belimo Holdings AG................................................     1,851    3,686,107
    Bell AG...........................................................       205      482,615
    Bellevue Group AG.................................................    27,519      271,159
  #*Berner Kantonalbank AG............................................    23,232    6,541,329
    BKW AG............................................................    28,730      997,461
   *Bobst Group AG....................................................    39,980    1,244,463

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- -----------
SWITZERLAND -- (Continued)
   *Bossard Holding AG................................................     9,964 $ 1,637,658
   *Bucher Industries AG..............................................    33,342   6,993,047
   *Burckhardt Compression Holding AG.................................     9,474   3,338,851
    Burkhalter Holding AG.............................................     1,384     480,315
    Calida Holding AG.................................................     6,147     193,285
    Carlo Gavazzi Holding AG..........................................     1,069     235,798
    Centralschweizerische Kraftwerke AG...............................       122      44,248
   *Cham Paper Holding AG.............................................       791     146,792
  #*Charles Voegele Holding AG........................................    36,028     728,122
   *Cicor Technologies................................................     4,952     143,057
   *Cie Financiere Tradition SA.......................................     8,061     461,736
  #*Clariant AG....................................................... 1,021,075  13,935,663
    Coltene Holding AG................................................    16,093     613,851
    Conzzeta AG.......................................................     1,345   2,589,039
   *Cosmo Pharmaceuticals SpA.........................................     1,287      62,904
   *Daetwyler Holding AG..............................................    29,754   3,069,942
   *Dufry AG..........................................................    77,241  10,537,400
  #*EFG International AG..............................................   207,528   2,438,257
   *ELMA Electronic AG................................................       440     199,418
   *Emmi AG...........................................................    13,244   3,639,941
   *EMS-Chemie Holding AG.............................................    12,741   3,234,989
   *Energiedienst Holding AG..........................................    71,249   3,070,135
   *Flughafen Zuerich AG..............................................    15,560   6,923,831
   *Forbo Holding AG..................................................     6,983   4,689,950
   *Galenica Holding AG...............................................    18,828  11,221,215
   *GAM Holding AG....................................................   786,581  12,964,109
   *Gategroup Holding AG..............................................    88,404   2,216,910
   *George Fisher AG..................................................    17,097   7,302,864
    Gurit Holding AG..................................................     1,799     818,562
   *Helvetia Holding AG...............................................    23,877   9,724,741
   *Huber & Suhner AG.................................................    38,338   1,947,819
   *Implenia AG.......................................................    65,242   3,224,986
   *Inficon Holding AG................................................     6,899   1,893,166
    Interroll Holding AG..............................................     2,404   1,027,251
   *Intershop Holding AG..............................................     4,933   1,770,707
    Jungfraubahn Holding AG...........................................     1,406     100,427
   *Kaba Holding AG...................................................    11,858   5,001,725
   *Kardex AG.........................................................    21,055     605,520
    Komax Holding AG..................................................    12,495   1,144,756
   *Kudelski SA.......................................................   181,131   2,087,791
   *Kuoni Reisen Holding AG Series B..................................    14,723   4,474,988
   *LEM Holding SA....................................................     3,667   2,291,118
   *Liechtensteinische Landesbank AG..................................    11,590     398,452
   *LifeWatch AG......................................................    50,089     398,050
   #Logitech International SA.........................................   676,961   4,549,582
    Lonza Group AG....................................................   230,831  13,583,169
   *Luzerner Kantonalbank AG..........................................    17,399   6,774,865
   *MCH Group AG......................................................       203      11,822
  #*Metall Zug AG.....................................................       427     948,742
  #*Meyer Burger Technology AG........................................   222,481   2,069,954
   *Micronas Semiconductor Holding AG.................................   155,041   1,435,761
    Mikron Holding AG.................................................       585       3,622
   *Mobilezone Holding AG.............................................   138,514   1,467,801
   *Mobimo Holding AG.................................................    26,411   6,179,799
   *Myriad Group AG...................................................    61,429     158,056
  #*Nobel Biocare Holding AG..........................................   478,680   5,013,776
   *OC Oerlikon Corp. AG..............................................   637,624   7,828,939
   *Orascom Development Holding AG....................................    16,970     215,724
    Orell Fuessli Holding AG..........................................     4,930     508,662
    Orior AG..........................................................    16,049     921,375
    Panalpina Welttransport Holding AG................................    42,327   4,264,536

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            SHARES      VALUE++
                                                                                           --------- --------------
SWITZERLAND -- (Continued)
   *Parco Industriale e Immobiliare SA....................................................       600 $        2,308
   *Phoenix Mecano AG.....................................................................     3,100      1,500,027
    PSP Swiss Property AG.................................................................   148,327     14,217,538
   *PubliGroupe SA........................................................................     8,975      1,430,677
   *Rieters Holdings AG...................................................................    15,956      3,117,588
   *Romande Energie Holding SA............................................................     2,714      3,368,411
    Schaffner Holding AG..................................................................     2,066        523,077
  #*Schmolz & Bickenbach AG...............................................................   139,656        393,674
   *Schweiter Technologies AG.............................................................     4,424      2,682,989
   *Schweizerische National-Versicherungs-Gesellschaft AG.................................    56,962      2,801,257
   *Siegfried Holding AG..................................................................    13,144      1,657,928
    Societa Elettrica Sopracenerina SA....................................................     2,340        473,671
   *St. Galler Kantonalbank AG............................................................    10,056      4,277,052
  #*Straumann Holding AG..................................................................    24,168      3,251,999
    Sulzer AG.............................................................................    15,947      2,507,815
   *Swiss Life Holding AG.................................................................   102,976     15,494,058
   *Swisslog Holding AG................................................................... 1,010,299      1,254,014
   *Swissquote Group Holding SA...........................................................    47,450      1,652,390
   *Tamedia AG............................................................................    14,891      1,767,528
   *Tecan Group AG........................................................................    36,792      3,488,036
   *Temenos Group AG......................................................................   151,121      3,093,279
   *Tornos Holding AG.....................................................................    38,028        256,803
   *U-Blox AG.............................................................................    20,523        969,360
   *Valartis Group AG.....................................................................       936         22,463
    Valiant Holding AG....................................................................    47,292      4,699,038
   *Valora Holding AG.....................................................................    14,152      3,098,158
   *Vaudoise Assurances Holding SA........................................................     3,946      1,388,442
    Verwaltungs und Privat-Bank AG........................................................     8,892        674,353
    Vetropack Holding AG..................................................................       664      1,349,094
    Villars Holding SA....................................................................       150         78,877
  #*Von Roll Holding AG...................................................................   199,580        445,018
   *Vontobel Holdings AG..................................................................   121,104      3,903,254
    VZ Holding AG.........................................................................       801        109,668
   *Walliser Kantonalbank AG..............................................................     1,416      1,328,886
    WMH Walter Meier Holding AG...........................................................     4,738      1,267,842
    Ypsomed Holdings AG...................................................................     7,781        486,399
    Zehnder Group AG......................................................................    39,704      1,876,526
   *Zueblin Immobilien Holding AG.........................................................   261,040        797,449
   *Zug Estates Holding AG Class B........................................................       280        384,575
    Zuger Kantonalbank AG.................................................................       623      3,356,009
                                                                                                     --------------
TOTAL SWITZERLAND.........................................................................              343,510,707
                                                                                                     --------------
UNITED STATES -- (0.0%)
   *Prothena Corp. P.L.C..................................................................       900          5,411
                                                                                                     --------------
TOTAL COMMON STOCKS.......................................................................            2,572,410,717
                                                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR............................................................   122,950             --
   *Deceuninck NV STRIP VVPR..............................................................   247,412             --
   *Nyrstar NV STRIP VVPR.................................................................   178,031             --
   *RealDolmen NV STRIP VVPR (5640683)....................................................        20             --
   *RealDolmen NV STRIP VVPR (B3B08L5)....................................................     6,067             --
   *SAPEC SA STRIP VVPR...................................................................        75             --
   *Tessenderlo Chemie NV STRIP VVPR......................................................     9,955             --
   *Zenitel NV STRIP VVPR.................................................................     8,654             --
                                                                                                     --------------
TOTAL BELGIUM.............................................................................                       --
                                                                                                     --------------
GERMANY -- (0.0%)
   *Sky Deutschland AG Rights 02/04/13.................................................... 1,121,049          1,522
                                                                                                     --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                         SHARES   VALUE++
                                                                       ---------- --------
ITALY -- (0.0%)
   *Molecular Medicine SpA Rights 02/08/13............................    246,784 $    972
  #*Seat Pagine Gialle SpA Warrants 08/31/14..........................  2,988,837    3,060
                                                                                  --------
TOTAL ITALY...........................................................               4,032
                                                                                  --------
SPAIN -- (0.0%)
   *Faes Farma SA Rights 01/09/13.....................................         36        2
                                                                                  --------
SWEDEN -- (0.0%)
   *PA Resources AB Rights 01/23/13................................... 15,090,582  261,089
                                                                                  --------
TOTAL RIGHTS/WARRANTS.................................................             266,645
                                                                                  --------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT
                                                                           (000)        VALUE+
                                                                        ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.5%)
(S) @ DFA Short Term Investment Fund...................................  28,522,040    330,000,000
    @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
      02/01/13 (Collateralized by FNMA 3.500%, 11/01/42, valued at
      $4,362,769) to be repurchased at $4,277,244...................... $     4,277      4,277,224
                                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL....................................                334,277,224
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,633,384,872)^^............................................             $2,906,954,586
                                                                                    ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       -------------------------------------------------
                                                                       LEVEL 1     LEVEL 2        LEVEL 3     TOTAL
                                                                       -------- -------------- ---------- --------------
Common Stocks
   Austria............................................................       -- $   67,815,344      --    $   67,815,344
   Belgium............................................................       --     89,662,043      --        89,662,043
   Denmark............................................................       --     98,617,218      --        98,617,218
   Finland............................................................       --    177,355,554      --       177,355,554
   France.............................................................       --    284,071,961      --       284,071,961
   Germany............................................................       --    373,504,375      --       373,504,375
   Greece.............................................................       --     63,216,286      --        63,216,286
   Ireland............................................................       --     76,659,891      --        76,659,891
   Israel............................................................. $940,769     72,100,113      --        73,040,882
   Italy..............................................................       --    238,233,225      --       238,233,225
   Netherlands........................................................       --    150,442,822      --       150,442,822
   Norway.............................................................       --     94,936,502      --        94,936,502
   Portugal...........................................................       --     40,806,867      --        40,806,867
   Russia.............................................................       --      2,818,059      --         2,818,059
   Spain..............................................................       --    132,557,337      --       132,557,337
   Sweden.............................................................       --    265,156,233      --       265,156,233
   Switzerland........................................................       --    343,510,707      --       343,510,707
   United States......................................................    5,411             --      --             5,411
Rights/Warrants.......................................................
   Belgium............................................................       --             --      --                --
   Germany............................................................       --          1,522      --             1,522
   Italy..............................................................       --          4,032      --             4,032
   Spain..............................................................       --              2      --                 2
   Sweden.............................................................       --        261,089      --           261,089
Securities Lending Collateral.........................................       --    334,277,224      --       334,277,224
                                                                       -------- --------------    ----    --------------
TOTAL................................................................. $946,180 $2,906,008,406      --    $2,906,954,586
                                                                       ======== ==============    ====    ==============

              See accompanying Notes to Schedules of Investments.

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                       SHARES    VALUE++
                                                                       ------- -----------
COMMON STOCKS -- (75.3%)
Consumer Discretionary -- (7.4%)
    AlarmForce Industries, Inc........................................   4,310 $    52,719
    Astral Media, Inc. Class A........................................  42,468   1,996,090
    AutoCanada, Inc...................................................  40,402     712,119
  #*Ballard Power Systems, Inc........................................ 559,352     364,527
    BMTC Group, Inc. Class A..........................................  17,481     246,248
    Brick, Ltd. (The)................................................. 203,490   1,083,349
   *Brookfield Residential Properties, Inc............................  22,148     445,447
   #Cineplex, Inc..................................................... 241,959   7,762,871
  #*Coastal Contacts, Inc.............................................  99,924     517,951
    Cogeco Cable, Inc.................................................  61,264   2,623,406
    Cogeco, Inc.......................................................  10,755     429,488
   #Corus Entertainment, Inc. Class B................................. 321,918   8,049,564
   *DHX Media, Ltd....................................................  65,819     137,260
    Dorel Industries, Inc. Class B.................................... 113,382   4,522,093
    easyhome, Ltd.....................................................   3,600      37,538
   #Gamehost, Inc.....................................................  15,688     203,846
    Glacier Media, Inc................................................ 137,300     262,927
    Glentel, Inc......................................................  65,122   1,142,606
   *Great Canadian Gaming Corp........................................ 302,800   2,762,663
  #*Imax Corp......................................................... 260,537   6,154,253
    Indigo Books & Music, Inc.........................................   1,602      17,218
   *Le Chateau, Inc. Class A..........................................  59,800     239,224
    Leon's Furniture, Ltd............................................. 143,275   1,950,746
    Linamar Corp...................................................... 203,980   5,235,500
   *Martinrea International, Inc...................................... 318,256   2,881,343
   *MEGA Brands, Inc..................................................  55,750     599,757
  #*Mood Media Corp................................................... 209,374     390,451
   *MTY Food Group, Inc...............................................   3,900      96,933
    Quebecor, Inc. Class B............................................  71,602   3,017,995
    Reitmans Canada, Ltd..............................................  15,356     183,983
   *Reitmans Canada, Ltd. Class A..................................... 204,000   2,575,055
   #RONA, Inc......................................................... 677,175   8,221,966
   #Sears Canada, Inc.................................................  15,949     152,550
    Torstar Corp. Class B............................................. 248,810   1,973,217
   *TVA Group, Inc. Class B...........................................   7,000      67,621
   #Uni-Select, Inc...................................................  66,381   1,581,324
  #*Whistler Blackcomb Holdings, Inc..................................  39,014     494,814
                                                                               -----------
Total Consumer Discretionary..........................................          69,186,662
                                                                               -----------

Consumer Staples -- (2.8%)
   #Alliance Grain Traders, Inc.......................................  73,950     941,613
    Andrew Peller, Ltd. Class A.......................................     400       4,143
   *Atrium Innovations, Inc........................................... 130,236   1,677,895
    Canada Bread Co., Ltd.............................................  13,321     691,559
    Colabor Group, Inc................................................  82,351     624,196
    Corby Distilleries, Ltd. Class A..................................  70,235   1,316,818
    Cott Corp......................................................... 473,596   4,297,217
    High Liner Foods, Inc.............................................   8,197     266,357
    Liquor Stores N.A., Ltd...........................................  91,117   1,740,304
   *Maple Leaf Foods, Inc............................................. 394,179   5,070,500
    North West Co., Inc. (The)........................................ 193,973   4,500,236
   #Premium Brands Holdings Corp......................................  88,843   1,532,083
    Rogers Sugar, Inc................................................. 306,180   1,952,381
   *SunOpta, Inc...................................................... 218,594   1,560,446
   *Sun-Rype Products, Ltd............................................     100         667
                                                                               -----------
Total Consumer Staples................................................          26,176,415
                                                                               -----------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Energy -- (18.8%)
   *Advantage Oil & Gas, Ltd.......................................... 1,098,231 $3,171,150
    Akita Drilling, Ltd. Class A......................................    42,000    470,784
  #*Anderson Energy, Ltd..............................................   722,895    173,947
   *Angle Energy, Inc.................................................   364,568  1,008,831
  #*Antrim Energy, Inc................................................   732,618    374,609
   *Arsenal Energy, Inc...............................................   542,150    337,009
   #AvenEx Energy Corp................................................   203,616    504,243
  #*Bankers Petroleum, Ltd............................................   992,095  3,053,671
   *Bellatrix Exploration, Ltd........................................   595,484  3,003,093
   *Bengal Energy, Ltd................................................       600        355
  #*Birchcliff Energy, Ltd............................................   411,485  3,011,671
  #*BlackPearl Resources, Inc......................................... 1,165,485  3,622,422
  #*BNK Petroleum, Inc................................................   290,319    142,627
  #*Bonterra Energy Corp..............................................    61,962  2,935,336
   #Calfrac Well Services, Ltd........................................   138,582  3,562,505
   *Calmena Energy Services, Inc......................................   119,771     16,211
  #*Calvalley Petroleums, Inc. Class A................................   348,139    726,017
  #*Canacol Energy, Ltd...............................................   126,242    454,389
   #Canadian Energy Services & Technology Corp........................   179,083  2,098,938
    CanElson Drilling, Inc............................................    53,747    261,352
  #*Canyon Services Group, Inc........................................   206,470  2,287,441
   #Cathedral Energy Services, Ltd....................................   156,911    869,980
   *Celtic Exploration, Ltd...........................................   323,700  8,623,129
  #*Cequence Energy, Ltd..............................................   626,449    822,787
   *Chinook Energy, Inc...............................................   140,019    203,557
   *Connacher Oil & Gas, Ltd.......................................... 2,187,935    361,950
  #*Corridor Resources, Inc...........................................   367,780    269,179
  #*Crew Energy, Inc..................................................   439,449  2,621,538
   *Crocotta Energy, Inc..............................................   229,320    604,684
  #*DeeThree Exploration, Ltd.........................................   314,494  2,147,287
  #*Delphi Energy Corp................................................   622,104    698,573
  #*Denison Mines Corp................................................ 2,168,583  2,978,703
   #Enbridge Income Fund Holdings, Inc................................   160,883  4,090,629
   #Enerflex, Ltd.....................................................   279,959  3,432,824
    Ensign Energy Services, Inc.......................................   171,964  2,937,905
  #*Epsilon Energy, Ltd...............................................   222,758    888,888
   *Equal Energy, Ltd.................................................   151,141    462,182
    Essential Energy Services, Ltd....................................   575,329  1,228,645
  #*Forsys Metals Corp................................................   109,974     87,106
   *Gran Tierra Energy, Inc........................................... 1,072,807  5,722,211
  #*Ithaca Energy, Inc................................................ 1,026,398  2,089,019
  #*Ivanhoe Energy, Inc............................................... 1,025,248    853,174
   *Laramide Resources, Ltd...........................................    20,368     19,400
   *Legacy Oil & Gas, Inc.............................................   551,212  3,835,383
   *Long Run Exploration, Ltd.........................................   497,335  2,193,978
   *McCoy Corp........................................................     4,500     21,070
   *Mega Uranium, Ltd.................................................   796,410    119,773
   *MGM Energy Corp...................................................    19,000      6,096
    Mullen Group, Ltd.................................................   340,528  7,842,318
  #*Niko Resources, Ltd...............................................   178,719  1,865,315
  #*North American Energy Partners, Inc...............................    60,356    226,925
   *Nuvista Energy, Ltd...............................................   508,900  2,668,485
  #*Pace Oil & Gas, Ltd...............................................   211,668    683,348
    Pacific Rubiales Energy Corp......................................    32,671    762,236
   *Paramount Resources, Ltd. Class A.................................    18,030    585,695
   *Parex Resources, Inc..............................................   285,318  1,630,552
   #Parkland Fuel Corp................................................   265,671  5,281,989
   *Pason Systems, Inc................................................   259,107  4,418,899
    Pembina Pipeline Corp.............................................        --         14
    Pengrowth Energy Corp.............................................     4,242     19,351
  #*Perpetual Energy, Inc.............................................   447,196    443,878

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
Energy -- (Continued)
   *PetroBakken Energy, Ltd...........................................   672,248 $  5,931,206
   *Petrobank Energy & Resources, Ltd.................................   425,702      367,058
   #Petrominerales, Ltd...............................................   366,131    3,259,719
   #Peyto Exploration & Development Corp..............................    80,520    1,858,411
   #PHX Energy Services Corp..........................................    79,522      755,036
   *Pine Cliff Energy, Ltd............................................    61,810       55,154
   *Platino Energy Corp...............................................    78,105      108,066
   #Poseidon Concepts Corp............................................   165,977      209,676
    Pulse Seismic, Inc................................................   271,180      783,034
  #*Questerre Energy Corp. Class A....................................   745,460      687,611
   *RMP Energy, Inc...................................................   547,136    1,821,227
   *Rock Energy, Inc..................................................   114,652      163,230
   *Santonia Energy, Inc..............................................   544,251      720,284
   #Savanna Energy Services Corp......................................   417,790    3,066,195
  #*Secure Energy Services, Inc.......................................   327,312    3,432,608
    ShawCor, Ltd. Class A.............................................   134,196    5,395,287
   *Sonde Resources Corp..............................................    85,873      137,755
  #*Southern Pacific Resource Corp.................................... 1,650,425    1,985,673
  #*SouthGobi Resources, Ltd..........................................   455,682    1,050,801
    Sprott Resource Corp..............................................   471,290    2,145,234
    Strad Energy Services, Ltd........................................    12,700       46,221
   *Surge Energy, Inc.................................................   249,705      876,246
   *TAG Oil, Ltd......................................................   113,822      532,934
  #*Tethys Petroleum, Ltd.............................................   388,989      222,302
   #TORC Oil & Gas, Ltd...............................................   231,935      516,238
    Total Energy Services, Inc........................................   126,473    1,927,401
   *TransGlobe Energy Corp............................................   291,108    2,489,624
   #Trican Well Service, Ltd..........................................   607,885    8,319,260
    Trinidad Drilling, Ltd............................................   516,737    3,730,205
  #*Tuscany International Drilling, Inc...............................   275,042       66,182
    Twin Butte Energy, Ltd............................................ 1,089,678    2,906,099
   *UEX Corp..........................................................   608,088      414,578
  #*Uranium One, Inc.................................................. 1,029,719    2,808,137
  #*Ur-Energy, Inc....................................................   309,416      272,996
   #Veresen, Inc......................................................   278,043    3,579,378
    Western Energy Services Corp......................................    38,387      285,189
  #*Whitecap Resources, Inc...........................................   501,335    4,810,282
  #*Winstar Resources, Ltd............................................    78,401      215,379
   *Xtreme Drilling & Coil Services Corp..............................   128,143      199,139
   #Zargon Oil & Gas, Ltd.............................................   110,925      878,592
    ZCL Composite, Inc................................................    97,800      567,738
                                                                                 ------------
Total Energy..........................................................            175,432,641
                                                                                 ------------

Financials -- (5.8%)
  #*AGF Management, Ltd. Class B......................................   334,079    3,764,837
    Alaris Royalty Corp...............................................    23,856      607,761
    Altus Group, Ltd..................................................    66,922      553,546
   #Brookfield Real Estate Services, Inc..............................     8,075      105,411
   #Canaccord Financial, Inc..........................................   378,581    2,812,598
   #Canadian Western Bank.............................................   271,572    8,397,113
   #Cash Store Financial Services, Inc. (The).........................    51,170      207,779
    Clairvest Group, Inc..............................................     1,900       39,528
  #*Davis & Henderson Corp............................................   239,699    5,227,044
   *EGI Financial Holdings, Inc.......................................    14,650      154,226
    E-L Financial Corp., Ltd..........................................     1,422      712,853
    Equitable Group, Inc..............................................    52,295    1,886,479
   *Equity Financial Holdings, Inc....................................       800        6,216
    Fiera Capital Corp................................................    36,300      298,436
    Firm Capital Mortgage Investment Corp.............................     2,494       34,582
    First National Financial Corp.....................................    14,048      260,002
   *FirstService Corp.................................................   135,548    3,988,704

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------- -----------
Financials -- (Continued)
  #*Genesis Land Development Corp.....................................  71,917 $   249,481
    Genworth MI Canada, Inc........................................... 149,254   3,607,894
   *Gluskin Sheff & Associates, Inc...................................  63,507   1,073,519
   #GMP Capital, Inc.................................................. 290,724   1,999,566
    Guardian Capital Group, Ltd. Class A..............................  11,327     137,187
   #Home Capital Group, Inc........................................... 120,600   7,331,039
   #Killam Properties, Inc............................................ 227,381   2,963,658
   *Kingsway Financial Services, Inc..................................  46,281     191,176
    Laurentian Bank of Canada......................................... 113,188   5,004,603
  #*Mainstreet Equity Corp............................................  15,662     514,268
    Melcor Developments, Ltd..........................................  12,681     246,017
   *Pacific & Western Credit Corp.....................................   8,800      11,029
   #Sprott Resource Lending Corp...................................... 750,703   1,128,990
   #Sprott, Inc....................................................... 248,356   1,045,814
                                                                               -----------
Total Financials......................................................          54,561,356
                                                                               -----------

Health Care -- (1.9%)
   *Amica Mature Lifestyles, Inc......................................  12,929     119,905
   *Bioniche Life Sciences, Inc.......................................  23,000       6,918
  #*Burcon NutraScience Corp..........................................  44,238     197,372
   *Cangene Corp...................................................... 140,432     322,428
   #CML HealthCare, Inc............................................... 360,097   2,534,471
    Extendicare, Inc.................................................. 286,500   2,283,612
   *Helix BioPharma Corp..............................................     354         351
   *IMRIS, Inc........................................................  81,779     309,110
   #Leisureworld Senior Care Corp..................................... 134,432   1,706,346
   #Medical Facilities Corp...........................................  22,460     325,393
   #Nordion, Inc...................................................... 464,108   3,266,531
   *Oncolytics Biotech, Inc...........................................  99,587     389,402
   *Paladin Labs, Inc.................................................  52,575   2,331,981
   *Patheon, Inc......................................................  19,759      72,903
   *ProMetic Life Sciences, Inc....................................... 247,137      86,723
   *QLT, Inc.......................................................... 226,610   1,806,246
  #*Resverlogix Corp.................................................. 111,820     308,307
   *Theratechnologies, Inc............................................ 195,101      99,761
   *Transition Therapeutics, Inc......................................  50,610     108,588
   *TSO3, Inc......................................................... 163,045     153,662
  #*YM Biosciences, Inc............................................... 375,008   1,101,638
                                                                               -----------
Total Health Care.....................................................          17,531,648
                                                                               -----------

Industrials -- (9.3%)
    Aecon Group, Inc.................................................. 286,711   3,415,006
   #AG Growth International, Inc......................................  76,932   2,529,176
   *Air Canada Class A................................................ 313,328     775,938
    Algoma Central Corp...............................................  26,690     388,014
   *Armtec Infrastructure, Inc........................................  47,217     108,882
   *ATS Automation Tooling System, Inc................................ 370,020   3,580,001
    Badger Daylighting, Ltd...........................................  17,196     588,774
   #Bird Construction, Inc............................................  84,052   1,176,425
   #Black Diamond Group, Ltd.......................................... 131,691   2,888,910
    CanWel Building Materials Group, Ltd.............................. 115,597     294,382
    Cervus Equipment Corp.............................................   3,380      64,523
    Chorus Aviation, Inc..............................................   7,593      33,268
   #Churchill Corp. Class A (The).....................................  91,759     816,944
    Clarke, Inc.......................................................  44,894     213,127
    Contrans Group, Inc. Class A......................................  93,585     986,142
    DirectCash Payments, Inc..........................................  34,998     847,405
   #Exchange Income Corp..............................................  38,940   1,079,107
    Exco Technologies, Ltd............................................  73,195     435,178
    Genivar, Inc...................................................... 165,057   3,468,613
   *GLV, Inc. Class A.................................................  89,450     182,954

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------- -----------
Industrials -- (Continued)
    Heroux-Devtek, Inc................................................ 109,847 $ 1,022,037
    HNZ Group, Inc....................................................  23,888     554,449
    Horizon North Logistics, Inc...................................... 330,070   1,998,820
    IBI Group, Inc....................................................  32,601     199,711
    K-Bro Linen, Inc..................................................  13,444     400,328
   #Morneau Shepell, Inc.............................................. 147,992   1,921,492
    New Flyer Industries, Inc.........................................  35,734     345,732
    Newalta Corp...................................................... 167,814   2,700,436
   *Richelieu Hardware, Ltd...........................................  64,293   2,546,194
   #Ritchie Brothers Auctioneers, Inc................................. 244,637   5,337,178
    Rocky Mountain Dealerships, Inc...................................  59,641     739,084
  #*Russel Metals, Inc................................................ 246,300   6,919,316
    Stantec, Inc...................................................... 182,098   7,459,920
   #Student Transportation, Inc....................................... 318,114   2,073,131
   #Superior Plus Corp................................................ 559,647   6,093,610
   *Toromont Industries, Ltd.......................................... 201,711   4,489,657
    Transcontinental, Inc. Class A.................................... 301,102   3,504,907
    TransForce, Inc................................................... 314,697   6,988,709
    Vicwest, Inc......................................................  36,293     500,693
   #Wajax Corp........................................................  67,648   3,022,253
    WaterFurnace Renewable Energy, Inc................................  34,516     557,156
    Westjet Airlines, Ltd.............................................     320       6,705
  #*Westport Innovations, Inc......................................... 133,863   3,663,986
                                                                               -----------
Total Industrials.....................................................          86,918,273
                                                                               -----------

Information Technology -- (3.9%)
  #*5N Plus, Inc...................................................... 213,648     486,245
    Aastra Technologies, Ltd..........................................  32,828     592,444
   *Absolute Software Corp............................................ 175,557     975,121
    Calian Technologies, Ltd..........................................  18,282     400,686
   *Celestica, Inc.................................................... 874,907   6,833,292
   *COM DEV International, Ltd........................................ 336,575   1,089,971
   *Computer Modelling Group, Ltd..................................... 127,087   2,798,106
   *Constellation Software, Inc.......................................  23,719   2,972,366
   *Descartes Systems Group, Inc. (The)............................... 254,429   2,397,867
  #*DragonWave, Inc................................................... 162,023     337,886
    Enghouse Systems, Ltd.............................................  52,143     938,929
   *Evertz Technologies, Ltd.......................................... 133,981   2,168,090
   *EXFO, Inc......................................................... 104,830     581,221
   *Hemisphere GPS, Inc...............................................  20,300      17,911
   *MacDonald Dettweiler & Associates, Ltd............................  94,470   5,940,604
    Mediagrif Interactive Technologies, Inc...........................   7,276     142,252
   *Points International, Ltd.........................................  40,333     477,170
   *Pure Technologies, Ltd............................................  10,334      45,381
   *Redknee Solutions, Inc............................................ 127,436     300,255
  #*Sandvine Corp..................................................... 601,776   1,073,954
   *Sierra Wireless, Inc.............................................. 129,764   1,477,962
   *Smart Technologies, Inc. Class A..................................  13,981      23,689
    Softchoice Corp...................................................  27,738     330,943
   *Vecima Network, Inc...............................................  21,676     101,056
    Wi-Lan, Inc....................................................... 765,533   3,484,580
   *Wireless Matrix Corp.............................................. 111,939      63,972
                                                                               -----------
Total Information Technology..........................................          36,051,953
                                                                               -----------

Materials -- (21.5%)
    Aberdeen International, Inc....................................... 122,333      44,155
   *Acadian Timber Corp...............................................   1,200      17,866
  #*Ainsworth Lumber Co., Ltd......................................... 276,460     749,774
  #*Alacer Gold Corp.................................................. 748,236   3,413,348
  #*Alamos Gold, Inc.................................................. 470,720   7,234,948
  #*Alexco Resource Corp.............................................. 272,868   1,162,712

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Materials -- (Continued)
  #*Almaden Minerals, Ltd.............................................    98,343 $  266,218
  #*Altius Minerals Corp..............................................   112,600  1,421,329
    Amerigo Resources, Ltd............................................   553,854    399,814
  #*Argonaut Gold, Inc................................................   368,728  3,364,172
  #*Atna Resource, Ltd................................................   600,379    650,100
  #*Augusta Resource Corp.............................................   308,545    825,963
  #*Aura Minerals, Inc................................................   530,169    191,358
  #*AuRico Gold, Inc..................................................   892,052  6,269,585
  #*Aurizon Mines, Ltd................................................   694,168  3,215,416
  #*Avalon Rare Metals, Inc...........................................   352,025    437,649
  #*B2Gold Corp....................................................... 1,401,050  5,394,057
  #*Brigus Gold Corp..................................................   912,312    841,515
   *Canada Lithium Corp...............................................   883,596    770,732
   *Canadian Zinc Corp................................................    12,425      7,973
   *Canam Group, Inc. Class A.........................................   194,100  1,268,831
    Canexus Corp......................................................   434,301  4,032,111
   *Canfor Corp.......................................................   411,155  7,576,728
  #*Canfor Pulp Products, Inc.........................................   202,846  2,033,748
  #*Capstone Mining Corp.............................................. 1,432,939  3,548,586
   *Cardero Resource Corp.............................................   319,643    139,407
   *Carpathian Gold, Inc..............................................   587,371    194,338
    Cascades, Inc.....................................................   489,976  2,146,777
  #*CCL Industries, Inc. Class B......................................   107,585  5,752,464
  #*China Gold International Resources Corp., Ltd.....................   722,757  2,528,997
  #*Claude Resources, Inc.............................................   934,700    515,425
   *Cline Mining Corp.................................................   285,100     37,160
   *Colossus Minerals, Inc............................................    29,247    119,932
  #*Copper Mountain Mining Corp.......................................   637,731  2,244,271
  #*Duluth Metals, Ltd................................................   388,214    883,543
  #*Dundee Precious Metals, Inc.......................................   410,967  3,658,900
   *Dynasty Metals & Mining, Inc......................................   108,369    179,275
  #*Eastern Platinum, Ltd............................................. 3,177,460    621,220
   *Eastmain Resources, Inc...........................................   274,250    211,723
  #*Eco Oro Minerals Corp.............................................   261,445    340,764
   *EcoSynthetix, Inc.................................................     1,500      4,211
   *Elgin Mining, Inc.................................................    15,862     11,132
  #*Endeavour Mining Corp............................................. 1,378,843  2,944,592
   *Endeavour Silver Corp.............................................   389,940  2,674,142
  #*Energy Fuels, Inc................................................. 2,398,488    408,806
  #*Entree Gold, Inc..................................................   286,898    143,823
  #*Excellon Resources, Inc...........................................   918,900    460,648
  #*Exeter Resource Corp..............................................    70,137     89,306
   *First Majestic Silver Corp........................................   431,070  7,874,574
   *Formation Metals, Inc.............................................    59,081     14,216
   *Fortress Paper, Ltd. Class A......................................    69,284    570,304
  #*Fortuna Silver Mines, Inc.........................................   739,308  3,083,538
   *Fortune Minerals, Ltd.............................................   214,672    129,139
  #*Golden Star Resources, Ltd........................................ 1,150,262  1,845,217
  #*Goldgroup Mining, Inc.............................................   112,715     44,073
   *Great Basin Gold, Ltd............................................. 1,537,875    123,351
  #*Great Panther Silver, Ltd.........................................   708,280  1,072,291
  #*Guyana Goldfields, Inc............................................   399,120  1,352,542
   *Hanfeng Evergreen, Inc............................................    45,837     99,266
   *Harry Winston Diamond Corp........................................   284,763  4,202,638
  #*High River Gold Mines, Ltd........................................   600,542    842,950
    HudBay Minerals, Inc..............................................   734,374  8,540,945
   *Imperial Metals Corp..............................................   181,428  2,441,111
   *International Forest Products, Ltd. Class A.......................   287,627  2,529,064
   #International Minerals Corp.......................................    77,900    361,617
  #*International Tower Hill Mines, Ltd...............................   220,027    465,467
   *Intertape Polymer Group, Inc......................................   295,729  2,870,119

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Materials -- (Continued)
  #*Jaguar Mining, Inc................................................   274,437 $  211,867
   *Katanga Mining, Ltd............................................... 1,022,162    758,372
  #*Keegan Resources, Inc.............................................   271,644    994,085
  #*Kimber Resources, Inc.............................................    21,200      8,077
  #*Kirkland Lake Gold, Inc...........................................   247,980  1,504,190
  #*Labrador Iron Mines Holdings, Ltd.................................   123,133    106,170
  #*Lake Shore Gold Corp.............................................. 1,419,989  1,224,374
   *Lucara Dianmond Corp..............................................    11,500      7,494
  #*MAG Silver Corp...................................................   119,540  1,335,147
  #*Major Drilling Group International, Inc...........................   322,900  3,208,281
   *MBAC Fertilizer Corp..............................................   103,726    359,828
  #*McEwen Mining - Minera Andes Acquisition Corp.....................   348,064  1,088,791
  #*Mercator Minerals, Ltd............................................   905,221    426,563
   #Migao Corp........................................................   169,168    288,335
   *Minco Base Metals Corp............................................     2,780         --
  #*Minco Silver Corp.................................................   125,224    205,903
   *Nautilus Minerals, Inc............................................    89,354     39,418
  #*Nevada Copper Corp................................................   160,491    606,628
    Nevsun Resources, Ltd.............................................   739,961  3,130,775
  #*New Millennium Iron Corp..........................................    53,257     61,405
   *NGEx Resources, Inc...............................................   260,900    821,362
  #*Norbord, Inc......................................................   112,168  3,289,467
  #*North American Palladium, Ltd.....................................   565,789    947,331
  #*Northern Dynasty Minerals, Ltd....................................   148,624    518,560
  #*NovaGold Resources, Inc...........................................   492,771  2,193,607
   *OceanaGold Corp................................................... 1,151,416  3,140,016
   *Oromin Explorations, Ltd..........................................   168,799    126,929
  #*Orvana Minerals Corp..............................................   302,452    291,111
   *Osisko Mining Corp................................................   134,891    934,527
   *Peregrine Diamonds, Ltd...........................................    41,441     21,605
   *Petaquilla Minerals, Ltd..........................................   528,482    296,721
   *Phoscan Chemical Corp.............................................   432,579    117,101
   *Pilot Gold, Inc...................................................    76,450    150,999
  #*Platinum Group Metals, Ltd........................................   241,887    278,895
  #*PolyMet Mining Corp...............................................   423,377    475,418
  #*Primero Mining Corp...............................................   330,272  2,056,336
  #*Richmont Mines, Inc...............................................   114,244    350,498
  #*Rubicon Minerals Corp.............................................   508,405  1,187,672
   *Sabina Gold & Silver Corp.........................................   383,055    871,802
  #*San Gold Corp..................................................... 1,018,995    694,723
  #*Scorpio Mining Corp...............................................   976,370    969,126
  #*Seabridge Gold, Inc...............................................   115,135  1,707,286
    SEMAFO, Inc.......................................................   978,485  2,737,090
    Sherritt International Corp....................................... 1,571,926  9,267,019
   *Shore Gold, Inc...................................................   266,302     56,069
  #*Silver Standard Resources, Inc....................................   340,397  4,105,651
   *St. Andrew Goldfields, Ltd........................................   756,528    375,458
    Stella-Jones, Inc.................................................    33,040  2,501,354
   *Stornoway Diamond Corp............................................   297,297    256,342
  #*Sulliden Gold Corp., Ltd..........................................   659,525    621,570
  #*Tanzanian Royalty Exploration Corp................................   348,539  1,209,089
   *Taseko Mines, Ltd.................................................   906,171  3,007,245
   *Tembec, Inc.......................................................   360,559  1,062,807
   *Teranga Gold Corp.................................................   157,566    311,214
  #*Thompson Creek Metals Co., Inc....................................   792,371  3,217,468
   *Timminco, Ltd.....................................................    69,822         70
   *Timmins Gold Corp.................................................   869,474  2,432,156
   *US Silver & Gold, Inc.............................................    56,933    117,588
  #*Veris Gold Corp...................................................   158,868    273,965
   *Virginia Mines, Inc...............................................    89,662    893,564
   *Wesdome Gold Mines, Ltd...........................................   325,464    290,418

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
Materials -- (Continued)
   #West Fraser Timber Co., Ltd.......................................   126,174 $ 10,129,088
  #*Western Forest Products, Inc......................................   379,435      502,160
    Winpak, Ltd.......................................................    68,995    1,175,973
                                                                                 ------------
Total Materials.......................................................            201,462,119
                                                                                 ------------

Real Estate Investment Trusts -- (0.5%)
   *Granite Real Estate Investment Trust..............................   122,565    4,817,069
                                                                                 ------------

Telecommunication Services -- (0.2%)
   *AXIA NetMedia Corp................................................   182,767      229,054
    Manitoba Telecom Services, Inc....................................    52,185    1,736,535
                                                                                 ------------
Total Telecommunication Services......................................              1,965,589
                                                                                 ------------

Utilities -- (3.2%)
   #Algonquin Power & Utilities Corp..................................   613,367    4,507,700
   *Alterra Power Corp................................................ 1,066,070      438,228
   *Boralex, Inc. Class A.............................................    97,733      896,588
   #Capital Power Corp................................................   290,349    6,753,656
   #Capstone Infrastructure Corp......................................   346,247    1,537,873
   #Innergex Renewable Energy, Inc....................................   255,982    2,625,522
   #Just Energy Group, Inc............................................   583,478    5,785,640
   *Maxim Power Corp..................................................    92,234      254,305
   #Northland Power, Inc..............................................   250,207    4,904,298
   *Ram Power Corp....................................................   620,037      152,305
    Valener, Inc......................................................   122,079    1,969,371
                                                                                 ------------
Total Utilities.......................................................             29,825,486
                                                                                 ------------
TOTAL COMMON STOCKS...................................................            703,929,211
                                                                                 ------------

RIGHTS/WARRANTS -- (0.0%)
   #*Duluth Metals, Ltd. Warrants 01/18/13............................    24,225       10,930
                                                                                 ------------


                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)       VALUE+
                                                                       ----------- ------------
SECURITIES LENDING COLLATERAL -- (24.7%)
(S)@DFA Short Term Investment Fund....................................  19,878,997  230,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
     02/01/13 (Collateralized by FNMA 3.500%, 11/01/42, valued at
     $742,992) to be repurchased at $728,427.......................... $       728      728,424
                                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL...................................              230,728,424
                                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,007,160,487)^^.............................................             $934,668,565
                                                                                   ============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ----------------------------------------------
                                                                         LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                                       ------------ ------------ ------- ------------
Common Stocks
   Consumer Discretionary............................................. $ 69,186,662           --    --   $ 69,186,662
   Consumer Staples...................................................   26,176,415           --    --     26,176,415
   Energy.............................................................  167,590,323 $  7,842,318    --    175,432,641
   Financials.........................................................   54,561,356           --    --     54,561,356
   Health Care........................................................   17,531,648           --    --     17,531,648
   Industrials........................................................   86,918,273           --    --     86,918,273
   Information Technology.............................................   36,051,953           --    --     36,051,953
   Materials..........................................................  199,986,156    1,475,963    --    201,462,119
   Real Estate Investment Trusts......................................    4,817,069           --    --      4,817,069
   Telecommunication Services.........................................    1,965,589           --    --      1,965,589
   Utilities..........................................................   29,825,486           --    --     29,825,486
Rights/Warrants.......................................................           --       10,930    --         10,930
Securities Lending Collateral.........................................           --  230,728,424    --    230,728,424
                                                                       ------------ ------------  ----   ------------
TOTAL................................................................. $694,610,930 $240,057,635    --   $934,668,565
                                                                       ============ ============  ====   ============

              See accompanying Notes to Schedules of Investments.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                       --------- -----------
COMMON STOCKS -- (88.2%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B....................................        -- $        --
                                                                                 -----------
BRAZIL -- (5.9%)
    AES Tiete SA......................................................    42,245     395,221
    All America Latina Logistica SA...................................   377,131   1,641,964
    Amil Participacoes SA.............................................   119,903   1,879,816
    Arteris SA........................................................    94,600     983,838
    Banco Bradesco SA.................................................   427,700   7,601,026
    Banco do Brasil SA................................................   543,454   6,658,939
    Banco Santander Brasil SA.........................................    52,300     384,762
    Banco Santander Brasil SA ADR.....................................   680,184   5,046,965
    BM&F Bovespa SA................................................... 1,689,608  11,827,723
    BR Malls Participacoes SA.........................................   293,123   3,794,768
   #BRF - Brasil Foods SA ADR.........................................   564,360  12,528,792
    CCR SA............................................................   658,768   6,798,244
    Centrais Eletricas Brasileiras SA.................................    70,900     253,500
   #Centrais Eletricas Brasileiras SA ADR.............................    86,923     549,353
    Centrais Eletricas Brasileiras SA Sponsored ADR...................   100,200     355,710
    CETIP SA - Mercados Organizados...................................   147,600   1,856,720
    Cia de Saneamento Basico do Estado de Sao Paulo...................    22,000     990,986
    Cia de Saneamento Basico do Estado de Sao Paulo ADR...............    58,636   2,609,888
    Cia Energetica de Minas Gerais SA.................................    46,775     505,720
    Cia Hering SA.....................................................   108,600   2,065,819
   *Cia Paranaense de Energia SA......................................     7,400      96,544
    Cia Siderurgica Nacional SA.......................................   633,652   3,420,674
    Cielo SA..........................................................   218,496   6,179,585
    Cosan SA Industria e Comercio.....................................   130,069   3,069,899
    CPFL Energia SA...................................................    62,260     634,684
   #CPFL Energia SA ADR...............................................    26,753     554,055
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...........   295,797   2,606,893
    Duratex SA........................................................   208,900   1,451,867
    EcoRodovias Infraestrutura e Logistica SA.........................   121,988   1,079,383
    Embraer SA........................................................   164,400   1,358,064
   #Embraer SA ADR....................................................    86,000   2,835,420
    Energias do Brazil SA.............................................   236,900   1,450,178
  #*Fibria Celulose SA Sponsored ADR..................................   514,098   6,343,969
    Gerdau SA.........................................................   128,907     994,306
   *Guararapes Confeccoes SA..........................................     4,109     224,893
   *Hypermarcas SA....................................................   939,724   8,116,731
    Itau Unibanco Holding SA..........................................   197,642   3,325,876
   *JBS SA............................................................   701,336   2,687,219
    Localiza Rent a Car SA............................................   103,500   1,902,277
    Lojas Americanas SA...............................................    96,510     820,506
    Lojas Renner SA...................................................    97,500   3,902,742
    M. Dias Branco SA.................................................    23,900     948,271
    MRV Engenharia e Participacoes SA.................................   203,540   1,165,218
    Multiplan Empreendimentos Imobiliarios SA.........................    65,800   1,901,619
    Multiplus SA......................................................    38,657     830,853
    Natura Cosmeticos SA..............................................   117,400   3,165,882
    OdontoPrev SA.....................................................     7,800      39,757
    Oi SA.............................................................   179,758     916,236
    Oi SA ADR (670851104).............................................     7,319      36,815
   #Oi SA ADR (670851203).............................................   107,889     443,424
    Petroleo Brasileiro SA............................................    98,000     897,150
    Petroleo Brasilerio SA ADR........................................ 1,246,739  22,790,389
    Porto Seguro SA...................................................   121,199   1,454,619
    Raia Drogasil SA..................................................   172,800   1,930,750
    Souza Cruz SA.....................................................   320,870   5,309,296
    Telefonica Brasil SA..............................................     3,735      82,339

THE EMERGING MARKETS SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
BRAZIL -- (Continued)
    Terna Participacoes SA............................................     98,100 $  1,157,682
    Tim Participacoes SA..............................................    288,200    1,273,588
    Tim Participacoes SA ADR..........................................     47,642    1,048,124
    Totvs SA..........................................................     89,075    1,939,982
    Tractebel Energia SA..............................................    111,900    1,988,671
    Usinas Siderurgicas de Minas Gerais SA............................     39,100      218,929
   #Vale SA Sponsored ADR.............................................  1,102,733   22,242,125
    WEG SA............................................................    248,866    3,156,831
                                                                                  ------------
TOTAL BRAZIL..........................................................             196,724,069
                                                                                  ------------

CHILE -- (1.7%)
    AES Gener SA......................................................  1,316,671      905,159
    Aguas Andinas SA Series A.........................................  1,468,296    1,087,249
   #Banco de Chile SA Series F ADR....................................     34,582    3,439,180
    Banco de Credito e Inversiones SA.................................     26,330    2,055,349
   #Banco Santander Chile SA ADR......................................    124,303    3,753,951
    CAP SA............................................................     55,691    2,061,264
    Cencosud SA.......................................................    740,464    4,609,636
   *CFR Pharmaceuticals SA............................................  1,293,670      340,367
    Cia Cervecerias Unidas SA.........................................      8,013      128,703
    Cia Cervecerias Unidas SA ADR.....................................     35,892    1,146,749
   *Colbun SA.........................................................  5,081,989    1,605,576
    Corpbanca SA...................................................... 94,605,487    1,354,948
   #Corpbanca SA ADR..................................................     22,366      481,764
    E.CL SA...........................................................    346,010      819,250
    Embotelladora Andina SA Series A ADR..............................     23,068      714,877
    Embotelladora Andina SA Series B ADR..............................     19,587      777,212
    Empresa Nacional de Electricidad SA Sponsored ADR.................     86,185    4,448,008
    Empresas CMPC SA..................................................    899,329    3,491,984
    Empresas Copec SA.................................................    370,176    5,733,683
    Enersis SA Sponsored ADR..........................................    270,752    5,320,277
    ENTEL Chile SA....................................................     87,440    1,901,676
    Inversiones Aguas Metropolitanas SA...............................     70,279      145,388
   #Latam Airlines Group SA Sponsored ADR.............................    179,633    4,399,212
    Molibdenos y Metales SA...........................................     16,633      292,921
    Ripley Corp. SA...................................................    650,492      706,666
    S.A.C.I. Falabella SA.............................................    352,696    4,108,351
    Sigdo Koppers SA..................................................    338,893      873,658
    Sonda SA..........................................................    271,475      921,621
                                                                                  ------------
TOTAL CHILE...........................................................              57,624,679
                                                                                  ------------

CHINA -- (14.8%)
   #Agile Property Holdings, Ltd......................................  1,754,000    2,502,188
    Agricultural Bank of China, Ltd. Series H......................... 14,912,000    8,101,182
    Air China, Ltd. Series H..........................................  1,312,000    1,125,180
  #*Aluminum Corp. of China, Ltd. ADR.................................    112,680    1,352,160
  #*Angang Steel Co., Ltd. Series H...................................  1,422,000    1,054,835
   #Anhui Conch Cement Co., Ltd. Series H.............................    797,500    3,131,138
    Bank of China, Ltd. Series H...................................... 54,772,100   27,057,689
   #Bank of Communications Co., Ltd. Series H.........................  5,151,515    4,380,062
    BBMG Corp. Series H...............................................    753,500      705,201
    Beijing Capital International Airport Co., Ltd. Series H..........    198,000      165,373
    Beijing Enterprises Holdings, Ltd.................................    668,972    4,831,926
    Belle International Holdings, Ltd.................................  2,719,000    6,082,502
   *Brilliance China Automotive Holdings, Ltd.........................  1,576,000    2,123,915
  #*BYD Co., Ltd. Series H............................................    415,886    1,406,830
    China Agri-Industries Holdings, Ltd...............................  2,545,662    1,555,390
    China BlueChemical, Ltd. Series H.................................  1,502,000    1,081,082
    China CITIC Bank Corp., Ltd. Series H.............................  5,827,928    3,990,910
    China Coal Energy Co., Ltd. Series H..............................  3,184,777    3,556,365
    China Communications Construction Co., Ltd. Series H..............  3,342,000    3,414,816

THE EMERGING MARKETS SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
CHINA -- (Continued)
    China Communications Services Corp., Ltd. Series H................  2,892,000 $ 1,763,367
    China Construction Bank Corp. Series H............................ 50,081,590  43,201,952
  #*China COSCO Holdings Co., Ltd. Series H...........................  1,911,500     988,548
   *China Eastern Airlines Corp., Ltd. ADR............................      2,800      62,804
   *China Eastern Airlines Corp., Ltd. Series H.......................    870,000     396,364
   #China Foods, Ltd..................................................    472,000     409,218
   #China Life Insurance Co., Ltd. ADR................................    323,770  16,198,213
   #China Longyuan Power Group Corp. Series H.........................  1,387,000   1,162,374
    China Mengniu Dairy Co., Ltd......................................    805,000   2,355,055
    China Merchants Bank Co., Ltd. Series H...........................  2,871,534   6,905,664
    China Merchants Holdings International Co., Ltd...................    979,321   3,477,435
   #China Minsheng Banking Corp., Ltd. Series H.......................  4,072,000   5,867,641
   #China Mobile, Ltd. Sponsored ADR..................................    757,872  41,455,598
    China Molybdenum Co., Ltd. Series H...............................    170,322      94,824
   #China National Building Material Co., Ltd. Series H...............  2,083,916   3,336,762
    China Oilfield Services, Ltd. Series H............................    950,000   2,056,877
   #China Overseas Land & Investment, Ltd.............................  2,588,000   8,043,405
    China Pacific Insurance Group Co., Ltd. Series H..................  1,245,200   4,882,186
    China Petroleum & Chemical Corp. ADR..............................    106,449  12,928,231
    China Petroleum & Chemical Corp. Series H.........................  2,542,000   3,084,190
   #China Railway Construction Corp., Ltd. Series H...................  2,554,000   2,771,297
    China Railway Group, Ltd. Series H................................  2,017,000   1,150,266
   #China Resources Cement Holdings, Ltd..............................  1,416,000     905,227
    China Resources Enterprise, Ltd...................................  1,025,000   3,675,153
    China Resources Gas Group, Ltd....................................    510,000   1,133,491
   #China Resources Land, Ltd.........................................  1,430,000   4,345,635
    China Resources Power Holdings Co., Ltd...........................    978,000   2,718,618
    China Shenhua Energy Co., Ltd. Series H...........................  2,230,500   9,620,176
  #*China Shipping Container Lines Co., Ltd. Series H.................  4,653,000   1,439,550
   #China Shipping Development Co., Ltd. Series H.....................  1,414,000     779,094
    China Southern Airlines Co., Ltd. ADR.............................     10,900     323,839
    China Southern Airlines Co., Ltd. Series H........................    980,000     589,226
    China State Construction International Holdings, Ltd..............  1,068,000   1,402,104
   *China Taiping Insurance Holdings Co., Ltd.........................    536,800   1,134,247
   #China Telecom Corp., Ltd. ADR.....................................     49,067   2,681,512
    China Telecom Corp., Ltd. Series H................................  2,804,000   1,530,815
    China Unicom Hong Kong, Ltd. ADR..................................    470,600   7,524,894
   *Chongqing Rural Commercial Bank Series H..........................     26,000      15,466
   #Citic Pacific, Ltd................................................  1,669,000   2,693,142
    CNOOC, Ltd........................................................  1,170,000   2,410,731
   #CNOOC, Ltd. ADR...................................................    105,160  21,592,503
    COSCO Pacific, Ltd................................................  2,165,997   3,526,186
   *Country Garden Holdings Co., Ltd..................................  3,626,769   1,932,402
   #CSR Corp., Ltd. Series H..........................................  1,251,000   1,031,138
    Datang International Power Generation Co., Ltd. Series H..........  1,532,000     674,983
   #Dongfang Electric Corp., Ltd. Series H............................    229,600     447,439
    Dongfeng Motor Group Co., Ltd. Series H...........................  1,918,000   3,139,337
    ENN Energy Holdings, Ltd..........................................    476,000   2,292,610
   #Evergrande Real Estate Group, Ltd.................................  4,080,000   2,161,134
    Fosun International, Ltd..........................................  1,717,441   1,202,604
   #GCL-Poly Energy Holdings, Ltd.....................................  5,633,814   1,539,685
   #Geely Automobile Holdings, Ltd....................................  2,550,000   1,338,712
   #Golden Eagle Retail Group, Ltd....................................    414,000     895,960
    Great Wall Motor Co., Ltd. Series H...............................    703,500   2,873,713
    Guangdong Investment, Ltd.........................................  1,564,000   1,298,356
   #Guangshen Railway Co., Ltd. Sponsored ADR.........................     29,254     624,573
    Guangzhou Automobile Group Co., Ltd. Series H.....................  1,852,259   1,555,585
   #Guangzhou Pharmaceutical Co., Ltd. Series H.......................    112,000     258,776
   #Guangzhou R&F Properties Co., Ltd. Series H.......................  1,225,600   2,230,816
   *Haier Electronics Group Co., Ltd..................................    506,000     842,299
    Hengan International Group Co., Ltd...............................    450,500   4,521,813

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
                                                                         SHARES     VALUE++
                                                                       ---------- ------------
CHINA -- (Continued)
   *Huadian Power International Corp. Series H........................    856,000 $    361,683
    Huaneng Power International, Inc. ADR.............................     34,452    1,401,163
    Huaneng Power International, Inc. Series H........................    274,000      282,421
    Industrial & Commercial Bank of China, Ltd. Series H.............. 45,200,185   34,040,697
    Jiangsu Express Co., Ltd. Series H................................    764,000      788,754
    Jiangxi Copper Co., Ltd. Series H.................................    888,000    2,410,872
    Kunlun Energy Co., Ltd............................................  1,964,000    4,086,905
    Lenovo Group, Ltd.................................................  3,789,278    3,951,833
    Longfor Properties Co., Ltd.......................................    942,000    1,774,005
  #*Maanshan Iron & Steel Co., Ltd. Series H..........................  1,620,000      501,400
  #*Metallurgical Corp. of China, Ltd. Series H.......................  2,646,000      549,498
    New World China Land, Ltd.........................................  2,554,000    1,277,927
   #Nine Dragons Paper Holdings, Ltd..................................  1,905,000    1,675,087
    PetroChina Co., Ltd. ADR..........................................    145,110   20,634,642
    PICC Property & Casualty Co., Ltd. Series H.......................  1,608,000    2,452,788
   #Ping An Insurance Group Co. of China, Ltd. Series H...............  1,230,500   11,056,113
    Shandong Weigao Group Medical Polymer Co., Ltd. Series H..........    812,000      782,256
    Shanghai Electric Group Co., Ltd. Series H........................  2,392,000      993,329
    Shanghai Industrial Holdings, Ltd.................................    701,274    2,499,820
   #Shimao Property Holdings, Ltd.....................................  1,956,371    4,331,109
   #Sino-Ocean Land Holdings, Ltd.....................................  2,300,315    1,840,415
    Sinopec Shanghai Petrochemical Co., Ltd. Series H.................    952,000      353,324
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR............      6,545      239,089
   #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.................    888,000      221,046
   #Sinopharm Group Co., Ltd. Series H................................    480,800    1,475,733
    Soho China, Ltd...................................................  2,899,263    2,617,161
   *Sun Art Retail Group, Ltd.........................................    989,500    1,439,135
    Tencent Holdings, Ltd.............................................    665,500   23,243,823
    Tingyi (Cayman Islands) Holding Corp..............................  1,192,000    3,355,905
   #Tsingtao Brewery Co., Ltd. Series H...............................    178,000    1,031,136
    Uni-President China Holdings, Ltd.................................    759,000      890,511
    Want Want China Holdings, Ltd.....................................  3,614,000    4,778,653
   #Weichai Power Co., Ltd. Series H..................................    325,200    1,341,967
    Wumart Stores, Inc. Series H......................................    108,000      216,209
   #Yanzhou Coal Mining Co., Ltd. Series H............................    228,000      388,503
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......................    105,796    1,811,228
    Zhaojin Mining Industry Co., Ltd. Series H........................    553,000      833,661
    Zhejiang Expressway Co., Ltd. Series H............................    876,000      779,278
   #Zhongsheng Group Holdings, Ltd....................................    231,000      345,578
   #Zhuzhou CSR Times Electric Co., Ltd. Series H.....................    276,000      882,626
   #Zijin Mining Group Co., Ltd. Series H.............................  3,693,000    1,422,260
   #Zoomlion Heavy Industry Science & Technology Co., Ltd. Series H...    866,000    1,178,692
   #ZTE Corp. Series H................................................    460,838      895,783
                                                                                  ------------
TOTAL CHINA...........................................................             488,548,577
                                                                                  ------------

COLOMBIA -- (0.7%)
    Almacenes Exito SA................................................    122,048    2,330,407
    Banco de Bogota SA................................................      4,768      150,392
    Bancolombia SA....................................................     70,253    1,201,346
    Bancolombia SA Sponsored ADR......................................     64,224    4,464,210
   *Cementos Argos SA.................................................    155,751      964,995
   #Ecopetrol SA Sponsored ADR........................................    192,927   12,212,279
   *Empresa de Energia de Bogota SA...................................    437,378      328,882
    Grupo Aval Acciones y Valores SA..................................    422,408      302,160
    Grupo Nutresa SA..................................................      7,131      100,333
   *Interconexion Electrica SA ESP....................................    209,669    1,190,409
   *Isagen SA ESP.....................................................    474,323      657,220
                                                                                  ------------
TOTAL COLOMBIA........................................................              23,902,633
                                                                                  ------------

CZECH REPUBLIC -- (0.4%)
    CEZ A.S...........................................................    198,179    6,426,932

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
                                                                       SHARES    VALUE++
                                                                       ------- -----------
CZECH REPUBLIC -- (Continued)
    Komercni Banka A.S................................................  14,730 $ 2,982,309
    Philip Morris CR A.S..............................................     276     167,240
    Telefonica Czech Republic A.S..................................... 142,100   2,459,066
   *Unipetrol A.S.....................................................   3,160      28,476
                                                                               -----------
TOTAL CZECH REPUBLIC..................................................          12,064,023
                                                                               -----------

EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. Sponsored GDR.......... 225,178   1,159,667
   *Egyptian Financial Group-Hermes Holding GDR.......................     563       1,928
   *Orascom Construction Industries GDR...............................  19,579     731,001
   *Orascom Telecom Holding S.A.E. GDR................................ 357,754   1,164,844
                                                                               -----------
TOTAL EGYPT...........................................................           3,057,440
                                                                               -----------

HUNGARY -- (0.4%)
    EGIS Pharmaceuticals P.L.C........................................   2,156     185,408
    Magyar Telekom Telecommunications P.L.C........................... 327,521     618,487
   #MOL Hungarian Oil & Gas P.L.C.....................................  40,682   3,502,416
   #OTP Bank P.L.C.................................................... 237,504   5,107,443
    Richter Gedeon NYRT...............................................  13,851   2,385,355
   *Tisza Chemical Group P.L.C........................................  23,991     193,829
                                                                               -----------
TOTAL HUNGARY.........................................................          11,992,938
                                                                               -----------

INDIA -- (7.7%)
    ABB, Ltd..........................................................  46,035     563,228
    ACC, Ltd..........................................................  45,064   1,122,823
    Adani Enterprises, Ltd............................................ 179,122     851,320
   *Adani Power, Ltd.................................................. 646,499     745,694
    Aditya Birla Nuvo, Ltd............................................  33,850     725,559
    Allahabad Bank, Ltd............................................... 168,800     518,308
    Ambuja Cements, Ltd............................................... 692,303   2,634,080
    Andhra Bank, Ltd..................................................  59,863     126,156
    Apollo Hospitals Enterprise, Ltd..................................  56,015     852,184
    Ashok Leyland, Ltd................................................ 667,374     306,271
    Asian Paints, Ltd.................................................  26,431   2,236,408
    Axis Bank, Ltd.................................................... 227,042   6,430,513
    Bajaj Auto, Ltd...................................................  88,932   3,398,949
    Bajaj Finserv, Ltd................................................  38,658     617,098
    Bajaj Holdings & Investment, Ltd..................................  25,105     456,710
    Bank of India..................................................... 111,989     743,992
    Bharat Electronics, Ltd...........................................  13,836     330,862
    Bharat Forge, Ltd.................................................  64,036     276,907
    Bharat Heavy Electricals, Ltd..................................... 477,494   2,053,568
    Bharat Petroleum Corp., Ltd....................................... 148,062   1,144,961
    Bharti Airtel, Ltd................................................ 712,612   4,521,847
    Bhushan Steel, Ltd................................................  46,387     389,898
    Bosch, Ltd........................................................  11,944   2,067,737
    Cadila Healthcare, Ltd............................................  25,295     412,935
    Cairn India, Ltd.................................................. 401,975   2,450,933
    Canara Bank.......................................................  81,642     737,260
    Cipla, Ltd........................................................ 316,148   2,417,506
    Colgate-Palmolive (India), Ltd....................................  24,548     622,167
    Container Corp. of India..........................................  27,307     475,390
    Coromandel International, Ltd.....................................  44,218     187,079
    Corporation Bank..................................................   6,356      54,550
    Crisil, Ltd.......................................................   6,575     124,756
    Crompton Greaves, Ltd............................................. 169,046     339,349
    Cummins India, Ltd................................................  49,959     459,849
    Dabur India, Ltd.................................................. 495,434   1,242,861
   *Dish TV (India), Ltd.............................................. 218,853     297,375
    Divi's Laboratories, Ltd..........................................  33,413     659,418

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
                                                                        SHARES     VALUE++
                                                                       --------- -----------
INDIA -- (Continued)
    DLF, Ltd..........................................................   376,202 $ 1,970,867
    Dr. Reddy's Laboratories, Ltd.....................................    18,968     685,950
    Dr. Reddy's Laboratories, Ltd. ADR................................    74,598   2,681,052
   *Emami, Ltd........................................................    20,774     229,180
    Engineers India, Ltd..............................................    66,837     276,972
   *Essar Oil, Ltd....................................................   373,818     613,768
    Exide Industries, Ltd.............................................   217,474     501,719
    Federal Bank, Ltd.................................................    83,714     800,515
    GAIL India, Ltd...................................................   161,525   1,047,710
    GAIL India, Ltd. GDR..............................................    28,791   1,128,218
    Gillette India, Ltd...............................................     2,685     118,051
    GlaxoSmithKline Pharmaceuticals, Ltd..............................    24,027     922,341
    Glenmark Pharmaceuticals, Ltd.....................................   101,902     960,905
   *GMR Infrastructure, Ltd...........................................   684,313     244,248
    Godrej Consumer Products, Ltd.....................................    60,621     816,399
    Godrej Industries, Ltd............................................    63,331     365,282
    Grasim Industries, Ltd............................................     6,300     355,559
    Havells India, Ltd................................................    13,283     163,642
    HCL Technologies, Ltd.............................................   112,399   1,455,429
    HDFC Bank, Ltd.................................................... 1,348,029  16,312,722
    Hero Honda Motors, Ltd. Series B..................................    32,865   1,113,442
    Hindalco Industries, Ltd..........................................   914,963   1,993,533
    Hindustan Petroleum Corp., Ltd....................................    52,170     323,367
    Hindustan Unilever, Ltd...........................................   769,678   6,800,578
    Hindustan Zinc, Ltd...............................................    68,949     166,454
    ICICI Bank, Ltd. Sponsored ADR....................................   208,679   9,557,498
    IDBI Bank, Ltd....................................................   346,191     696,083
   *Idea Cellular, Ltd................................................   805,036   1,706,162
    IDFC, Ltd.........................................................   601,656   1,922,419
    Indian Bank.......................................................   126,858     480,909
    Indian Oil Corp., Ltd.............................................   256,953   1,575,178
    Indian Overseas Bank..............................................    62,877      96,064
    IndusInd Bank, Ltd................................................    51,381     420,264
    Infosys, Ltd......................................................   214,112  11,247,221
   #Infosys, Ltd. Sponsored ADR.......................................   135,241   7,129,906
    ITC, Ltd.......................................................... 1,921,995  11,102,944
    Jaiprakash Associates, Ltd........................................ 1,336,264   2,190,416
   *Jaiprakash Power Ventures, Ltd....................................   454,730     302,959
    Jindal Steel & Power, Ltd.........................................   373,815   2,948,388
    JSW Energy, Ltd...................................................   535,368     714,878
    JSW Steel, Ltd....................................................   124,632   2,058,300
   *Jubilant Foodworks, Ltd...........................................    18,139     409,064
    Kotak Mahindra Bank, Ltd..........................................   218,254   2,793,132
    Larsen & Toubro, Ltd..............................................   185,052   5,374,851
    LIC Housing Finance, Ltd..........................................    53,635     285,210
    Lupin, Ltd........................................................   134,973   1,539,659
    Mahindra & Mahindra, Ltd..........................................   298,575   5,008,309
    Mangalore Refinery & Petrochemicals, Ltd..........................   399,619     481,447
    Marico, Ltd.......................................................   116,346     495,341
    Maruti Suzuki India, Ltd..........................................    33,769   1,008,078
    Motherson Sumi Systems, Ltd.......................................   107,196     396,664
    Mphasis, Ltd......................................................    60,703     424,723
    Mundra Port & Special Economic Zone, Ltd..........................   223,856     643,655
    National Aluminium Co., Ltd.......................................   109,139     101,169
    Nestle India, Ltd.................................................     7,109     635,580
    NHPC, Ltd......................................................... 1,958,803   1,069,452
    NTPC, Ltd.........................................................   375,265   1,107,212
    Oberoi Realty, Ltd................................................     9,540      52,147
    Oil & Natural Gas Corp., Ltd......................................   699,873   4,486,153
    Oil India, Ltd....................................................    78,487     795,575
   *Oracle Financial Services Software, Ltd...........................    19,531   1,167,827

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
                                                                         SHARES     VALUE++
                                                                       ---------- ------------
INDIA -- (Continued)
    Oriental Bank of Commerce.........................................     85,829 $    540,514
    Petronet LNG, Ltd.................................................    158,647      451,750
    Pidilite Industries, Ltd..........................................    108,321      475,140
    Piramal Enterprises, Ltd..........................................     60,551      640,016
    Power Grid Corp. of India, Ltd....................................    741,612    1,536,288
    Proctor & Gamble Hygiene & Health Care, Ltd.......................      7,710      363,304
   *Ranbaxy Laboratories, Ltd.........................................    131,027    1,108,397
    Reliance Capital, Ltd.............................................     97,310      869,803
    Reliance Communications, Ltd......................................    523,134      815,402
    Reliance Energy, Ltd..............................................    111,967    1,085,910
    Reliance Industries, Ltd..........................................  1,432,266   23,893,498
   *Reliance Power, Ltd...............................................    517,114      899,141
    Rural Electrification Corp., Ltd..................................     47,495      216,183
   *Satyam Computer Services, Ltd.....................................    401,693      904,715
    Sesa Goa, Ltd.....................................................    563,951    1,977,289
    Shree Cement, Ltd.................................................      5,263      442,114
    Shriram Transport Finance Co., Ltd................................     76,457    1,132,368
    Siemens, Ltd......................................................     18,316      224,639
    SJVN, Ltd.........................................................    381,249      162,272
    State Bank of India...............................................    114,835    5,251,590
    Steel Authority of India, Ltd.....................................    383,707      624,250
    Sterlite Industries (India), Ltd..................................  1,725,980    3,687,429
    Sun Pharmaceuticals Industries, Ltd...............................    276,489    3,719,437
    Sun TV Network, Ltd...............................................     57,384      511,028
    Tata Chemicals, Ltd...............................................     85,384      573,635
    Tata Communications, Ltd..........................................     36,123      157,259
    Tata Consultancy Services, Ltd....................................    408,400   10,316,846
    Tata Motors, Ltd..................................................    679,237    3,774,584
   #Tata Motors, Ltd. Sponsored ADR...................................     81,024    2,238,693
    Tata Power Co., Ltd...............................................    763,990    1,449,988
    Tata Steel, Ltd...................................................    265,956    2,035,395
    Tata Tea, Ltd.....................................................    245,594      691,509
    Tech Mahindra, Ltd................................................     21,607      405,096
    Titan Industries, Ltd.............................................    144,838      764,913
    Torrent Power, Ltd................................................     79,357      254,025
    Ultratech Cement, Ltd.............................................     40,093    1,434,367
   *Unitech, Ltd......................................................  1,237,337      862,219
    United Breweries, Ltd.............................................     39,822      550,319
    United Phosphorus, Ltd............................................    135,349      340,317
    United Spirits, Ltd...............................................     69,742    2,365,437
    Wipro, Ltd........................................................    438,772    3,390,515
   *Wockhardt, Ltd....................................................     13,512      444,189
    Yes Bank, Ltd.....................................................    161,542    1,585,155
    Zee Entertainment Enterprises, Ltd................................    356,748    1,552,717
                                                                                  ------------
TOTAL INDIA...........................................................             254,788,896
                                                                                  ------------

INDONESIA -- (2.9%)
    PT Adaro Energy Tbk............................................... 12,163,000    2,061,337
    PT AKR Corporindo Tbk.............................................    878,500      349,748
    PT Astra Agro Lestari Tbk.........................................    377,000      729,786
    PT Astra International Tbk........................................ 16,950,110   12,797,672
    PT Bank Central Asia Tbk.......................................... 10,102,000   10,008,824
    PT Bank Danamon Indonesia Tbk.....................................  3,627,079    2,271,183
    PT Bank Mandiri Persero Tbk.......................................  8,432,617    7,839,536
    PT Bank Negara Indonesia Persero Tbk..............................  7,266,222    2,929,016
   *PT Bank Pan Indonesia Tbk.........................................  7,175,000      486,880
    PT Bank Rakyat Indonesia Persero Tbk..............................  9,575,500    7,820,070
   *PT Bank Tabungan Pensiunan Nasional Tbk...........................    768,500      390,609
    PT Bayan Resources Tbk............................................     79,500       73,474
   *PT Bhakti Investama Tbk........................................... 13,972,500      710,589
    PT Bumi Serpong Damai Tbk.........................................  5,554,500      799,177

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
                                                                         SHARES     VALUE++
                                                                       ---------- -----------
INDONESIA -- (Continued)
    PT Charoen Pokphand Indonesia Tbk.................................  5,893,500 $ 2,350,796
    PT Global Mediacom Tbk............................................  5,984,000   1,337,225
    PT Gudang Garam Tbk...............................................    415,500   2,212,300
    PT Harum Energy Tbk...............................................    621,000     382,597
    PT Holcim Indonesia Tbk...........................................  1,498,000     477,203
    PT Indo Tambangraya Megah Tbk.....................................    307,500   1,309,020
    PT Indocement Tunggal Prakarsa Tbk................................  1,207,000   2,695,540
   *PT Indofood CBP Sukses Makmur Tbk.................................    998,500     821,161
    PT Indofood Sukses Makmur Tbk.....................................  4,294,000   2,659,814
   *PT Indomobil Sukses Internasional Tbk.............................     35,000      18,507
    PT Indosat Tbk....................................................    885,000     618,427
    PT Indosat Tbk ADR................................................      1,674      58,339
   *PT Inovisi Infracom Tbk...........................................     51,500      36,765
    PT Jasa Marga Persero Tbk.........................................  1,362,000     768,795
    PT Kalbe Farma Tbk................................................ 16,942,500   1,894,566
    PT Lippo Karawaci Tbk............................................. 20,550,000   2,174,695
   *PT Mayorah Indah Tbk..............................................     47,500     100,358
    PT Media Nusantara Citra Tbk......................................  3,283,000     801,419
   *PT Panasia Indo Resources Tbk.....................................     75,100       6,323
    PT Perusahaan Gas Negara Persero Tbk..............................  7,484,000   3,592,922
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.............  2,878,500     651,419
    PT Semen Indonesia (Persero) Tbk..................................  2,453,500   3,970,586
    PT Sinar Mas Agro Resources & Technology Tbk......................  1,116,500     791,972
   *PT Sumber Alfaria Trijaya Tbk.....................................      4,000       2,179
   *PT Surya Citra Media Tbk..........................................  1,346,000     328,938
    PT Tambang Batubara Bukit Asam Persero Tbk........................    702,500   1,119,758
    PT Telekomunikasi Indonesia Persero Tbk...........................  7,835,140   7,847,330
   *PT Tower Bersama Infrastructure Tbk...............................    947,000     573,566
    PT Unilever Indonesia Tbk.........................................  1,381,500   3,128,703
    PT United Tractors Tbk............................................  1,408,696   2,864,002
    PT Vale Indonesia Tbk.............................................  2,957,000     834,544
    PT XL Axiata Tbk..................................................  2,017,500   1,036,737
                                                                                  -----------
TOTAL INDONESIA.......................................................             96,734,407
                                                                                  -----------

ISRAEL -- (0.0%)
   *IDB Holding Corp., Ltd............................................         --           1
   *Koor Industries, Ltd..............................................          1           8
   *Osem Investments, Ltd.............................................          1           9
                                                                                  -----------
TOTAL ISRAEL..........................................................                     18
                                                                                  -----------

MALAYSIA -- (3.5%)
    Affin Holdings Berhad.............................................    318,200     336,967
    AirAsia Berhad....................................................  1,135,500   1,014,883
    Alliance Financial Group Berhad...................................  1,087,800   1,495,077
    AMMB Holdings Berhad..............................................  1,364,959   2,794,532
    Axiata Group Berhad...............................................  2,221,275   4,504,439
    Batu Kawan Berhad.................................................     63,000     373,660
    Berjaya Land Berhad...............................................     95,000      25,367
    Berjaya Sports Toto Berhad........................................    725,024   1,015,448
    Boustead Holdings Berhad..........................................    359,386     559,838
    British American Tobacco Malaysia Berhad..........................    102,200   1,886,887
   *Bumi Armada Berhad................................................    478,200     580,377
    CIMB Group Holdings Berhad........................................  4,105,054   9,525,501
    Dialog Group Berhad...............................................  1,127,300     838,340
    DiGi.Com Berhad...................................................  2,767,720   4,382,878
    DRB-Hicom Berhad..................................................    784,000     648,547
    Fraser & Neave Holdings Berhad....................................     61,000     358,927
    Gamuda Berhad.....................................................  1,545,400   1,850,435
    Genting (Malaysia) Berhad.........................................  2,851,400   3,368,659
    Genting Berhad....................................................  1,894,300   5,790,778
    Genting Plantations Berhad........................................    239,300     634,330

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
                                                                         SHARES     VALUE++
                                                                       ---------- ------------
MALAYSIA -- (Continued)
    Hong Leong Bank Berhad............................................    507,160 $  2,323,946
    Hong Leong Financial Group Berhad.................................    209,629      928,434
    IJM Corp. Berhad..................................................  1,180,581    1,915,859
    IOI Corp. Berhad..................................................  2,849,805    4,558,916
    Kuala Lumpur Kepong Berhad........................................    423,700    2,959,483
    Kulim (Malaysia) Berhad...........................................    470,200      545,402
    Lafarge Malayan Cement Berhad.....................................    266,080      795,678
    Malayan Banking Berhad............................................  3,514,067   10,042,947
    Malaysia Airports Holdings Berhad.................................    257,627      457,046
   *Malaysia Marine and Heavy Engineering Holdings Berhad.............    210,900      286,152
    Maxis Berhad......................................................  1,579,100    3,237,827
   *MISC Berhad.......................................................  1,391,098    1,992,005
    MMC Corp. Berhad..................................................  1,092,100      856,776
    Multi-Purpose Holdings Berhad.....................................     39,300       41,623
    Nestle (Malaysia) Berhad..........................................    189,300    3,553,165
    Parkson Holdings Berhad...........................................    557,120      866,627
    Petronas Chemicals Group Berhad...................................  2,194,100    4,202,218
    Petronas Dagangan Berhad..........................................    241,400    1,770,948
    Petronas Gas Berhad...............................................    468,300    2,798,975
    PPB Group Berhad..................................................    394,500    1,581,333
    Public Bank Berhad................................................     67,739      338,330
    Public Bank Berhad Foreign Market Shares..........................    940,101    4,695,712
    RHB Capital Berhad................................................    636,983    1,586,463
   *Sapurakencana Petroleum Berhad....................................  1,809,800    1,701,446
    Shell Refining Co. Federation of Malaysia Berhad..................    125,200      330,888
    Sime Darby Berhad.................................................  2,342,720    7,014,902
    Telekom Malaysia Berhad...........................................    792,900    1,416,534
    Tenaga Nasional Berhad............................................  2,144,050    4,834,663
   *UEM Land Holdings Berhad..........................................  1,468,537    1,040,066
    UMW Holdings Berhad...............................................    475,466    1,858,073
    United Plantations Berhad.........................................     33,700      281,712
    YTL Corp. Berhad..................................................  5,406,186    2,869,390
    YTL Power International Berhad....................................  1,575,940      771,057
                                                                                  ------------
TOTAL MALAYSIA........................................................             116,440,466
                                                                                  ------------

MEXICO -- (5.9%)
    Alfa S.A.B. de C.V. Series A......................................  2,900,600    7,003,635
    America Movil S.A.B. de C.V. Series L............................. 30,952,095   39,047,363
    America Movil S.A.B. de C.V. Series L ADR.........................     22,528      566,804
    #Arca Continental S.A.B. de C.V...................................    349,300    2,663,719
   *Cemex S.A.B. de C.V...............................................    301,238      327,664
   *Cemex S.A.B. de C.V. Sponsored ADR................................  1,144,044   12,412,877
   #Coca-Cola Femsa S.A.B. de C.V. Series L...........................    298,900    4,730,127
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......................      1,250      197,600
   #Controladora Comercial Mexicana S.A.B. de C.V. Series B...........    301,613    1,099,030
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B.      8,726        6,348
    El Puerto de Liverpool S.A.B. de C.V. Series C-1..................    143,597    1,592,435
    Fomento Economico Mexicano S.A.B. de C.V..........................  1,793,669   19,383,238
  #*Genomma Lab Internacional S.A.B. de C.V. Series B.................    264,900      605,029
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...............      3,339      207,819
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B..........    148,279      924,805
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR................     34,897    4,167,051
   #Grupo Bimbo S.A.B. de C.V. Series A...............................  1,538,500    3,987,037
    Grupo Carso S.A.B. de C.V. Series A-1.............................    639,132    3,106,536
    Grupo Comercial Chedraui S.A. de C.V..............................    140,976      489,523
    Grupo Elektra S.A.B. de C.V.......................................     16,732      778,395
    Grupo Financiero Banorte S.A.B. de C.V. Series O..................  1,606,379   11,056,127
    Grupo Financiero Inbursa S.A.B. de C.V. Series O..................  1,863,628    5,225,358
    Grupo Industrial Maseca S.A.B. de C.V. Series B...................    198,186      243,162
    Grupo Mexico S.A.B. de C.V. Series B..............................  3,579,616   13,316,647
   #Grupo Modelo S.A.B. de C.V. Series C..............................    661,784    5,647,332

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
                                                                        SHARES     VALUE++
                                                                       --------- ------------
MEXICO -- (Continued)
   *Grupo Qumma S.A. de C.V. Series B.................................     1,591 $         23
   #Grupo Televisa S.A.B.............................................. 1,704,800    9,554,689
    Grupo Televisa S.A.B. Sponsored ADR...............................   134,040    3,754,460
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
     C.V.............................................................. 2,373,426    4,993,405
  #*Industrias CH S.A.B. de C.V. Series B.............................   178,389    1,470,651
   #Industrias Penoles S.A.B. de C.V..................................    99,638    4,885,041
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.................. 1,823,400    5,136,944
    Mexichem S.A.B. de C.V. Series *..................................   747,341    4,226,151
  #*Minera Frisco S.A.B. de C.V. Series A-1...........................   783,633    3,368,218
   *OHL Mexico S.A.B. de C.V..........................................   154,561      350,098
    Organizacion Soriana S.A.B. de C.V. Series B...................... 1,112,075    4,308,497
   *Savia S.A. de C.V. Series A.......................................   120,000        7,550
   #Wal-Mart de Mexico S.A.B. de C.V. Series V........................ 4,203,055   13,602,922
                                                                                 ------------
TOTAL MEXICO..........................................................            194,444,310
                                                                                 ------------

PERU -- (0.4%)
   *Cementos Pacasmayo S.A. ADR.......................................       600        8,052
    Cia de Minas Buenaventura S.A. ADR................................   100,100    2,961,959
    Credicorp, Ltd....................................................    62,859    9,851,891
                                                                                 ------------
TOTAL PERU............................................................             12,821,902
                                                                                 ------------

PHILIPPINES -- (1.2%)
    Aboitiz Equity Ventures, Inc...................................... 1,519,900    2,077,201
    Aboitiz Power Corp................................................ 1,446,200    1,355,004
    Alliance Global Group, Inc........................................ 6,710,300    3,119,887
    Ayala Corp. Series A..............................................   174,775    2,443,494
    Ayala Land, Inc................................................... 4,735,418    3,375,500
    Bank of the Philippine Islands....................................   844,014    2,077,907
   *BDO Unibank, Inc.................................................. 1,519,961    2,873,971
    DMCI Holdings, Inc................................................   618,930      836,629
    Energy Development Corp........................................... 5,785,300    1,017,685
   *Filipina Water Bottling Corp...................................... 2,006,957           --
   *First Gen Corp....................................................   563,900      366,563
    Globe Telecom, Inc................................................    29,325      775,404
    International Container Terminal Services, Inc....................   723,570    1,353,477
    JG Summit Holdings, Inc...........................................   168,900      165,836
    Jollibee Foods Corp...............................................   354,660      956,735
    Manila Electric Co................................................   126,130      900,700
    Metro Bank & Trust Co.............................................   881,923    2,285,456
    Metro Pacific Investments Corp.................................... 7,894,000    1,010,748
    Philippine Long Distance Telephone Co.............................    35,545    2,447,859
   *Robinson's Land Corp. Series B.................................... 1,486,300      782,584
    San Miguel Corp...................................................   418,720    1,156,537
    Security Bank Corp................................................   181,170      773,860
   *Semirara Mining Corp..............................................   112,800      682,298
    SM Investments Corp...............................................   173,960    4,068,094
    SM Prime Holdings, Inc............................................ 4,714,210    2,031,346
    Universal Robina Corp.............................................   879,930    1,892,515
                                                                                 ------------
TOTAL PHILIPPINES.....................................................             40,827,290
                                                                                 ------------

POLAND -- (1.5%)
    Bank Handlowy w Warszawie SA......................................    34,275    1,061,739
   *Bank Millennium SA................................................   701,813    1,037,323
    Bank Pekao SA.....................................................    97,485    4,794,812
   *Bank Zackodni WBK SA..............................................     4,581      372,525
   *BRE Bank SA.......................................................    13,064    1,367,555
    Browary Zywiec SA.................................................    12,621    1,813,632
   *Cyfrowy Polsat SA.................................................    79,369      430,181
    Enea SA...........................................................    53,379      263,863
    Eurocash SA.......................................................    48,245      786,024

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
                                                                        SHARES     VALUE++
                                                                       --------- ------------
POLAND -- (Continued)
   *Getin Noble Bank SA............................................... 1,028,245 $    649,452
   *Grupa Lotos SA....................................................    38,603      500,043
   *ING Bank Slaski SA................................................    27,713      793,564
   *Jastrzebska Spolka Weglowa SA.....................................    18,093      551,750
   *Kernel Holding SA.................................................    46,175    1,037,616
    KGHM Polska Miedz SA..............................................   127,397    7,795,592
    LPP SA............................................................       262      410,818
    Lubelski Wegiel Bogdanka SA.......................................    23,499    1,039,095
    PGE SA............................................................   606,144    3,342,987
   *Polski Koncern Naftowy Orlen SA...................................   311,446    4,930,667
   *Polskie Gornictwo Naftowe I Gazownictwo SA........................ 1,130,284    2,012,236
    Powszechna Kasa Oszczednosci Bank Polski SA.......................   542,325    6,063,152
    Powszechny Zaklad Ubezpieczen SA..................................    44,325    5,842,054
    Synthos SA........................................................   436,090      740,163
    Tauron Polska Energia SA..........................................   129,291      197,671
    Telekomunikacja Polska SA.........................................   591,537    2,296,921
                                                                                 ------------
TOTAL POLAND..........................................................             50,131,435
                                                                                 ------------

RUSSIA -- (4.8%)
    Eurasia Drilling Co., Ltd. GDR....................................    71,555    2,711,660
    Federal Hydrogenerating Co. ADR...................................   954,715    2,333,616
    Gazprom OAO Sponsored ADR......................................... 4,557,577   42,923,239
   *Globaltrans Investment P.L.C. Sponsored GDR.......................    40,377      624,093
    Lukoil OAO Sponsored ADR..........................................   376,321   25,375,133
    Magnitogorsk Iron & Steel Works Sponsored GDR.....................   127,856      578,442
    Mail.ru Group, Ltd. GDR...........................................    46,941    1,564,749
   #Mechel Sponsored ADR..............................................   170,001    1,147,507
    MMC Norilsk Nickel JSC ADR........................................   532,268   10,603,466
   *NOMOS-BANK GDR....................................................    29,713      413,091
    Novolipetsk Steel OJSC GDR........................................    71,198    1,511,891
    Novorossiysk Sea Trade Port GDR...................................    33,800      275,279
   *O'Key Group SA GDR................................................    13,522      160,119
   *PIK Group GDR.....................................................    36,593       79,291
    Rosneft OAO GDR................................................... 1,181,607   10,373,183
   *Rostelecom OJSC Sponsored ADR.....................................    27,742      671,328
   *Sberbank of Russia Sponsored ADR.................................. 1,833,384   27,048,612
    Severstal OAO GDR.................................................   135,369    1,688,544
    Tatneft OAO Sponsored ADR.........................................   174,266    8,026,624
    TMK OAO GDR.......................................................    52,030      792,198
    Uralkali OJSC GDR.................................................   216,536    8,239,251
    VimpelCom, Ltd. Sponsored ADR.....................................   425,420    5,109,294
    VTB Bank OJSC GDR................................................. 1,024,422    3,739,426
   *X5 Retail Group NV GDR............................................    71,095    1,208,102
                                                                                 ------------
TOTAL RUSSIA..........................................................            157,198,138
                                                                                 ------------

SOUTH AFRICA -- (7.2%)
    ABSA Group, Ltd...................................................   365,243    6,991,574
    African Bank Investments, Ltd.....................................   699,500    2,411,501
    African Rainbow Minerals, Ltd.....................................   109,689    2,470,079
   #Anglo American Platinum, Ltd......................................    63,581    3,121,190
   #AngloGold Ashanti, Ltd. Sponsored ADR.............................   331,815    9,297,456
   *ArcelorMittal South Africa, Ltd...................................   236,779      927,245
    Aspen Pharmacare Holdings, Ltd....................................   238,560    4,374,660
   #Assore, Ltd.......................................................    27,520    1,368,593
    AVI, Ltd..........................................................    28,062      172,217
    Barloworld, Ltd...................................................   239,472    2,231,365
    Bidvest Group, Ltd................................................   249,715    5,965,719
    Capitec Bank Holdings, Ltd........................................    31,532      686,757
    Discovery Holdings, Ltd...........................................   357,805    2,642,904
    Distell Group, Ltd................................................     1,609       19,932
    Exxaro Resources, Ltd.............................................    99,063    1,943,320

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
                                                                        SHARES     VALUE++
                                                                       --------- ------------
SOUTH AFRICA -- (Continued)
    FirstRand, Ltd.................................................... 2,658,123 $  9,583,613
    Foschini Group, Ltd. (The)........................................   174,302    2,261,593
    Gold Fields, Ltd. Sponsored ADR...................................   710,430    8,255,197
    Growthpoint Properties, Ltd.......................................   764,019    2,148,947
    Harmony Gold Mining Co., Ltd......................................   132,269      852,382
    Harmony Gold Mining Co., Ltd. Sponsored ADR.......................   331,569    2,141,936
    Impala Platinum Holdings, Ltd.....................................   482,640    8,753,597
    Imperial Holdings, Ltd............................................   170,107    3,665,195
    Investec, Ltd.....................................................   229,217    1,658,978
   #Kumba Iron Ore, Ltd...............................................    65,281    4,396,099
    Liberty Holdings, Ltd.............................................   155,216    1,989,257
    Life Healthcare Group Holdings, Ltd...............................   712,509    2,501,084
    Massmart Holdings, Ltd............................................    81,126    1,648,071
    Mediclinic International, Ltd.....................................   240,544    1,529,455
    MMI Holdings, Ltd................................................. 1,197,522    3,092,214
    Mondi, Ltd........................................................   116,207    1,368,332
    Mr. Price Group, Ltd..............................................   200,893    2,772,996
    MTN Group, Ltd.................................................... 1,575,988   30,812,011
    Nampak, Ltd.......................................................   542,486    1,917,950
    Naspers, Ltd. Series N............................................   318,178   20,464,525
    Nedbank Group, Ltd................................................   197,795    4,196,816
    Network Healthcare Holdings, Ltd..................................   811,118    1,781,188
   #Pick'n Pay Stores, Ltd............................................   244,318    1,243,820
    PSG Group, Ltd....................................................    64,012      436,337
    Sanlam, Ltd....................................................... 1,597,800    8,116,279
   *Santam, Ltd.......................................................    12,147      253,727
   *Sappi, Ltd. Sponsored ADR.........................................       800        2,728
    Sasol, Ltd. Sponsored ADR.........................................   536,546   23,194,884
    Shoprite Holdings, Ltd............................................   395,299    6,713,147
    Spar Group, Ltd. (The)............................................   129,700    1,704,649
    Standard Bank Group, Ltd.......................................... 1,007,241   12,967,328
   #Steinhoff International Holdings, Ltd............................. 1,159,779    3,519,590
    Tiger Brands, Ltd.................................................    92,531    3,043,660
    Truworths International, Ltd......................................   316,764    3,542,064
    Tsogo Sun Holdings, Ltd...........................................   288,868      792,498
    Vodacom Group, Ltd................................................   345,509    4,714,541
    Woolworths Holdings, Ltd..........................................   604,872    4,173,057
                                                                                 ------------
TOTAL SOUTH AFRICA....................................................            236,834,257
                                                                                 ------------

SOUTH KOREA -- (13.5%)
  #*Amorepacific Corp.................................................     2,649    2,663,087
   *Amorepacific Group................................................     2,132      806,525
   *BS Financial Group, Inc...........................................   161,520    2,135,403
    Cheil Industrial, Inc.............................................    43,001    3,447,176
   *Cheil Worldwide, Inc..............................................    45,180      929,792
  #*CJ Cheiljedang Corp...............................................     6,747    2,298,681
   *CJ Corp...........................................................    14,219    1,629,177
   *CJ Korea Express Co., Ltd.........................................       966      106,467
   *Coway Co., Ltd....................................................    37,470    1,625,864
   *Daelim Industrial Co., Ltd........................................    30,614    2,604,946
  #*Daewoo Engineering & Construction Co., Ltd........................   125,248    1,041,330
  #*Daewoo International Corp.........................................    38,863    1,327,759
    Daewoo Securities Co., Ltd........................................   220,281    2,417,219
  #*Daewoo Shipbuilding & Marine Engineering Co., Ltd.................   109,830    3,006,939
    Dongbu Insurance Co., Ltd.........................................    35,820    1,536,840
    Doosan Corp.......................................................     7,623      899,514
  #*Doosan Heavy Industries & Construction Co., Ltd...................    50,399    2,155,433
  #*Doosan Infracore Co., Ltd.........................................    92,220    1,364,344
    E-Mart Co., Ltd...................................................    18,626    4,136,991
  #*GS Engineering & Construction Corp................................    32,543    1,664,374
   *GS Holdings Corp..................................................    58,759    3,832,529

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
                                                                       SHARES    VALUE++
                                                                       ------- -----------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc......................................... 215,211 $ 7,706,293
   *Hankook Tire Co., Ltd.............................................  66,995   2,755,231
  #*Hankook Tire Worldwide Co., Ltd...................................       1          11
  #*Hanwha Chemical Corp..............................................  94,470   1,670,834
   *Hanwha Corp.......................................................  45,190   1,387,349
    Hanwha Life Insurance Co., Ltd.................................... 157,930   1,075,435
  #*Hyundai Department Store Co., Ltd.................................  14,194   2,106,945
   *Hyundai Engineering & Construction Co., Ltd.......................  52,362   3,298,626
  #*Hyundai Glovis Co., Ltd...........................................   9,857   1,835,981
   *Hyundai Heavy Industries Co., Ltd.................................  39,020   7,704,681
   *Hyundai Hysco Co., Ltd............................................  26,614     921,137
    Hyundai Marine & Fire Insurance Co., Ltd..........................  53,280   1,638,946
  #*Hyundai Merchant Marine Co., Ltd..................................  33,725     633,352
   *Hyundai Mobis Co., Ltd............................................  55,218  14,460,465
    Hyundai Motor Co., Ltd............................................ 129,960  24,472,967
   *Hyundai Steel Co..................................................  58,560   4,460,198
  #*Hyundai Wia Corp..................................................  11,770   1,588,564
   *Industrial Bank of Korea, Ltd..................................... 180,660   2,041,296
  #*Kangwon Land, Inc................................................. 114,660   3,289,196
   *KB Financial Group, Inc........................................... 235,705   8,390,848
   *KB Financial Group, Inc. ADR......................................  84,729   2,992,628
    KCC Corp..........................................................   5,799   1,549,507
  #*KEPCO Engineering & Construction Co., Inc.........................   5,254     386,615
   *KEPCO Plant Service & Engineering Co., Ltd........................   7,534     379,065
   #Kia Motors Corp................................................... 222,075  10,548,386
   *Korea Aerospace Industries, Ltd...................................  23,230     538,604
   *Korea Electric Power Corp......................................... 190,290   5,647,864
   *Korea Exchange Bank............................................... 323,750   2,253,466
   *Korea Gas Corp....................................................  16,275     996,850
   *Korea Investment Holdings Co., Ltd................................     360      13,983
   *Korea Zinc Co., Ltd...............................................   6,431   2,267,606
   *Korean Air Co., Ltd...............................................  31,345   1,308,769
   *KT Corp...........................................................  23,160     779,492
   #KT&G Corp.........................................................  91,798   6,401,254
  #*Kumho Petro chemical Co., Ltd.....................................  10,762   1,177,205
    LG Chemical, Ltd..................................................  37,273  10,429,221
   *LG Corp...........................................................  96,081   5,660,174
  #*LG Display Co., Ltd. ADR.......................................... 415,693   5,553,658
   #LG Electronics, Inc............................................... 100,757   6,671,288
    LG Household & Healthcare Co., Ltd................................   6,888   3,837,736
   *LG Uplus Corp..................................................... 259,030   1,936,650
  #*Lotte Chemical Corp...............................................  12,671   2,940,354
  #*Lotte Confectionary Co., Ltd......................................     144     227,844
   *Lotte Shopping Co., Ltd...........................................   9,769   3,342,790
  #*LS Corp...........................................................   9,875     829,812
  #*Mando Corp........................................................  10,816   1,201,918
   *NCsoft Corp.......................................................  11,899   1,507,758
   *Neo Holdings Co., Ltd.............................................   7,623          --
  #*NHN Corp..........................................................  30,828   6,817,829
  #*OCI Co., Ltd......................................................  14,368   2,210,412
   *ORION Corp........................................................   2,566   2,398,438
    POSCO.............................................................  50,240  16,423,577
    POSCO ADR.........................................................  25,311   2,061,834
    S1 Corp...........................................................  11,769     705,883
    Samsung C&T Corp.................................................. 101,656   5,920,732
   *Samsung Card Co., Ltd.............................................  23,720     780,100
   #Samsung Electro-Mechanics Co., Ltd................................  47,732   4,021,404
    Samsung Electronics Co., Ltd......................................  60,734  80,802,577
    Samsung Electronics Co., Ltd. GDR.................................  49,372  32,766,626
    Samsung Engineering Co., Ltd......................................  23,077   3,294,008
    Samsung Fire & Marine Insurance, Ltd..............................  32,937   6,665,683

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
                                                                         SHARES     VALUE++
                                                                       ---------- ------------
SOUTH KOREA -- (Continued)
    Samsung Heavy Industries Co., Ltd.................................    131,690 $  4,627,370
    Samsung Life Insurance Co., Ltd...................................     49,538    4,777,279
    Samsung SDI Co., Ltd..............................................     36,298    4,750,463
    Samsung Securities Co., Ltd.......................................     55,496    2,873,732
   #Samsung Techwin Co., Ltd..........................................     29,271    1,548,461
   *Shinhan Financial Group Co., Ltd..................................    289,916   10,892,371
   *Shinhan Financial Group Co., Ltd. ADR.............................     83,607    3,134,426
    Shinsegae Co., Ltd................................................      6,575    1,328,485
   *SK C&C Co., Ltd...................................................     16,273    1,545,857
   *SK Holdings Co., Ltd..............................................     28,989    4,581,330
  #*SK Hynix, Inc.....................................................    392,500    8,784,583
   *SK Innovation Co., Ltd............................................     51,889    8,177,105
   *SK Networks Co., Ltd..............................................    119,800      885,476
    SK Telecom Co., Ltd...............................................      7,048    1,083,797
   #S-Oil Corp........................................................     36,959    3,324,703
   *Woori Finance Holdings Co., Ltd...................................    336,530    3,956,821
   *Woori Investment & Securities Co., Ltd............................    130,620    1,481,208
                                                                                  ------------
TOTAL SOUTH KOREA.....................................................             447,071,812
                                                                                  ------------

TAIWAN -- (10.8%)
  #*Acer, Inc.........................................................  2,794,040    2,471,399
    Advanced Semiconductor Engineering, Inc...........................  5,256,929    4,243,090
    Advanced Semiconductor Engineering, Inc. ADR......................     77,739      310,179
    Advantech Co., Ltd................................................    221,200      925,903
   #Asia Cement Corp..................................................  2,095,846    2,667,852
   #Asustek Computer, Inc.............................................    575,180    6,591,880
  #*AU Optronics Corp.................................................  4,551,873    1,851,622
  #*AU Optronics Corp. Sponsored ADR..................................    295,728    1,176,997
    Catcher Technology Co., Ltd.......................................    493,429    2,208,009
   #Cathay Financial Holdings Co., Ltd................................  5,983,301    6,670,813
    Chang Hwa Commercial Bank.........................................  3,805,723    2,102,464
    Cheng Shin Rubber Industry Co., Ltd...............................  1,595,753    4,170,050
    Cheng Uei Precision Industry Co., Ltd.............................    384,109      723,931
    Chicony Electronics Co., Ltd......................................    425,806    1,179,884
   *China Airlines, Ltd...............................................  2,710,536    1,190,144
   *China Development Financial Holding Corp.......................... 10,666,121    2,949,931
   *China Life Insurance Co., Ltd.....................................  1,761,401    1,742,951
   #China Motor Corp..................................................    649,000      591,891
   #China Petrochemical Development Corp..............................  1,860,612    1,145,203
    China Steel Chemical Corp.........................................    111,000      549,195
   #China Steel Corp..................................................  9,995,481    9,428,331
    Chinatrust Financial Holdings Co., Ltd............................ 10,406,959    5,964,252
   *Chipbond Technology Corp..........................................    393,000      808,609
    Chunghwa Telecom Co., Ltd.........................................    428,000    1,363,910
   #Chunghwa Telecom Co., Ltd. ADR....................................    226,956    7,255,783
    Clevo Co., Ltd....................................................     68,075       94,721
    Compal Electronics, Inc...........................................  4,513,541    3,282,516
    CTCI Corp.........................................................    501,000      960,173
   #Delta Electronics, Inc............................................  1,599,366    5,794,532
   #E Ink Holdings, Inc...............................................    767,000      565,462
   #E.Sun Financial Holding Co., Ltd..................................  4,629,047    2,651,535
   #Epistar Corp......................................................    865,000    1,645,302
   *Eva Airways Corp..................................................  1,344,600      861,615
   *Evergreen Marine Corp., Ltd.......................................  1,868,249    1,174,974
   #Far Eastern Department Stores Co., Ltd............................    891,634      884,744
    Far Eastern New Century Corp......................................  3,261,192    3,780,979
    Far EasTone Telecommunications Co., Ltd...........................  1,264,000    3,215,962
    Farglory Land Development Co., Ltd................................    342,229      630,492
   *Feng Hsin Iron & Steel Co., Ltd...................................     83,000      149,087
    First Financial Holding Co., Ltd..................................  6,525,415    3,979,334
    Formosa Chemicals & Fiber Co., Ltd................................  2,923,445    7,945,249

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
TAIWAN -- (Continued)
    Formosa International Hotels Corp.................................     28,600 $   349,941
    Formosa Petrochemical Corp........................................    927,000   2,673,925
    Formosa Plastics Corp.............................................  3,523,648   9,574,147
    Formosa Taffeta Co., Ltd..........................................    848,000     818,604
    Foxconn Technology Co., Ltd.......................................    690,369   2,020,467
    Fubon Financial Holding Co., Ltd..................................  5,408,233   6,912,292
    Giant Manufacturing Co., Ltd......................................    225,506   1,199,197
   *Gourmet Master Co., Ltd...........................................     33,000     223,842
    Highwealth Construction Corp......................................    308,200     640,617
   #Hiwin Technologies Corp...........................................    141,100   1,133,854
   #Hon Hai Precision Industry Co., Ltd...............................  8,541,506  24,454,471
   #Hotai Motor Co., Ltd..............................................    235,000   1,875,594
   #HTC Corp..........................................................    612,235   6,037,981
    Hua Nan Financial Holding Co., Ltd................................  5,749,170   3,320,390
  #*Innolux Corp......................................................  6,039,341   3,144,799
  #*Inotera Memories, Inc.............................................  1,642,000     276,284
    Inventec Corp.....................................................  2,506,551   1,003,372
   #Kinsus Interconnect Technology Corp...............................    260,000     816,440
   #Largan Precision Co., Ltd.........................................     81,860   2,142,067
    LCY Chemical Corp.................................................    434,123     575,869
    Lite-On Technology Corp...........................................  1,980,910   2,855,171
    Lung Yen Life Service Corp........................................    101,000     303,177
   #Macronix International Co., Ltd...................................  4,110,218   1,182,235
   #Media Tek, Inc....................................................    874,995   9,583,729
    Mega Financial Holding Co., Ltd...................................  6,588,000   5,395,573
    Merida Industry Co., Ltd..........................................    162,750     743,766
    Nan Ya Plastic Corp...............................................  4,377,564   8,905,701
   #Nan Ya Printed Circuit Board Corp.................................    206,968     258,126
   #Nankang Rubber Tire Co., Ltd......................................    490,780     575,479
    Novatek Microelectronics Corp.....................................    419,000   1,667,113
   #Oriental Union Chemical Corp......................................    502,000     593,805
   *Pegatron Corp.....................................................  1,674,345   2,219,601
    Phison Electronics Corp...........................................    103,000     696,236
    Pou Chen Corp.....................................................  2,386,487   2,384,756
    Powertech Technology, Inc.........................................    790,819   1,190,951
    President Chain Store Corp........................................    535,831   2,895,997
    Quanta Computer, Inc..............................................  2,120,000   4,955,046
   #Radiant Opto-Electronics Corp.....................................    365,360   1,418,332
    Realtek Semiconductor Corp........................................    391,000     876,179
   #Ruentex Development Co., Ltd......................................    523,000   1,152,584
    Ruentex Industries, Ltd...........................................    394,937   1,004,491
   *ScinoPharm Taiwan, Ltd............................................    214,000     508,023
    Senao International Co., Ltd......................................     67,000     215,785
   *Shin Kong Financial Holding Co., Ltd..............................  6,325,344   1,785,397
   #Siliconware Precision Industries Co...............................  2,179,324   2,276,544
    Siliconware Precision Industries Co. Sponsored ADR................     60,200     308,826
   #Simplo Technology Co., Ltd........................................    240,000   1,119,535
    SinoPac Financial Holdings Co., Ltd...............................  6,815,992   3,002,582
    Standard Foods Taiwan, Ltd........................................    212,160     592,923
    Synnex Technology International Corp..............................  1,019,756   2,070,145
    Taishin Financial Holdings Co., Ltd...............................  6,602,981   2,616,896
   *Taiwan Business Bank..............................................  3,452,338   1,051,875
    Taiwan Cement Corp................................................  2,650,720   3,586,385
    Taiwan Cooperative Financial Holding, Ltd.........................  4,313,539   2,404,362
    Taiwan FamilyMart Co., Ltd........................................     16,000      72,388
   #Taiwan Fertilizer Co., Ltd........................................    688,000   1,707,520
   #Taiwan Glass Industry Corp........................................  1,136,253   1,114,135
    Taiwan Mobile Co., Ltd............................................  1,354,300   4,818,758
    Taiwan Semiconductor Manufacturing Co., Ltd....................... 20,007,808  68,561,244
    Teco Electric & Machinery Co., Ltd................................  1,886,000   1,569,042
    Transcend Information, Inc........................................    176,181     481,666

THE EMERGING MARKETS SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
TAIWAN -- (Continued)
    Tripod Technology Corp............................................    401,870 $    810,628
    TSRC Corp.........................................................    472,300      958,972
    U-Ming Marine Transport Corp......................................    551,860      891,945
    Unimicron Technology Corp.........................................  1,378,896    1,379,190
    Uni-President Enterprises Corp....................................  3,650,090    6,411,944
    United Microelectronics Corp...................................... 12,235,000    4,779,457
    USI Corp..........................................................    573,700      453,282
   *Vanguard International Semiconductor Corp.........................    677,000      492,006
   *Walsin Lihwa Corp.................................................  3,329,000    1,122,940
   *Wan Hai Lines Co., Ltd............................................  1,057,800      576,915
   *Wintek Corp.......................................................  1,832,760      877,792
    Wistron Corp......................................................  2,080,947    2,411,431
    WPG Holdings, Ltd.................................................  1,282,869    1,728,560
   *Yang Ming Marine Transport Corp...................................  1,741,300      841,455
    Yuanta Financial Holding Co., Ltd.................................  7,044,577    3,820,363
   #Yulon Motor Co., Ltd..............................................    879,000    1,631,483
                                                                                  ------------
TOTAL TAIWAN..........................................................             357,005,545
                                                                                  ------------

THAILAND -- (2.8%)
    Advance Info Service PCL (Foreign)................................    898,900    6,330,282
    Airports of Thailand PCL (Foreign)................................    372,200    1,316,804
    Bangkok Bank PCL (Foreign)........................................    329,000    2,427,230
    Bangkok Bank PCL (Foreign) NVDR...................................    435,100    3,049,494
    Bangkok Dusit Medical Services PCL (Foreign)......................    428,300    1,910,258
    Bangkok Life Assurance PCL (Foreign) NVDR.........................    435,800    1,019,351
    Bank of Ayudhya PCL (Foreign).....................................  2,590,200    3,040,141
    Banpu PCL (Foreign)...............................................    109,250    1,421,496
    BEC World PCL (Foreign)...........................................    645,300    1,568,888
    Big C Supercenter PCL (Foreign)...................................     24,600      177,364
    Big C Supercenter PCL (Foreign) NVDR..............................    204,400    1,473,709
    Bumrungrad Hospital PCL (Foreign).................................    196,400      512,076
    Central Pattana PCL (Foreign).....................................    575,600    1,645,537
    Charoen Pokphand Foods PCL (Foreign)..............................  2,384,400    2,838,571
    CP ALL PCL (Foreign)..............................................  2,687,500    4,213,301
    Electricity Generating PCL (Foreign)..............................    149,800      768,592
    Glow Energy PCL (Foreign).........................................    309,000      818,612
    Home Product Center PCL (Foreign).................................  2,012,280      931,236
    IRPC PCL (Foreign)................................................  8,859,600    1,307,252
    Kasikornbank PCL (Foreign)........................................  1,146,600    7,690,141
    Krung Thai Bank PCL (Foreign).....................................  5,908,587    4,577,074
    Land & Houses PCL (Foreign) NVDR..................................  3,235,600    1,226,099
   *Minor International PCL (Foreign).................................  1,073,600      900,067
   *Preuksa Real Estate PCL (Foreign).................................    239,200      240,644
    PTT Exploration & Production PCL (Foreign)........................  1,101,555    6,132,063
    PTT Exploration & Production PCL (Foreign) NVDR...................     65,409      364,114
    PTT Global Chemical PCL (Foreign).................................  1,669,872    4,479,871
    PTT PCL (Foreign).................................................    882,900   10,096,207
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........    521,300    1,057,634
   *Robinson Department Store PCL (Foreign)...........................    317,500      745,305
    Siam Cement PCL (Foreign) (The)...................................    124,800    1,941,891
    Siam Cement PCL (Foreign) NVDR (The)..............................    121,400    1,807,565
    Siam City Cement PCL (Foreign)....................................     94,913    1,311,340
    Siam Commercial Bank PCL (Foreign)................................    984,466    5,909,437
    Siam Makro PCL (Foreign)..........................................     68,600    1,026,009
   *Thai Airways International PCL (Foreign)..........................    108,100       83,739
    Thai Oil PCL (Foreign)............................................    692,000    1,711,435
    Thai Union Frozen Products PCL (Foreign)..........................    360,860      828,937
    TMB Bank PCL (Foreign)............................................ 19,864,000    1,505,454
    Total Access Communication PCL (Foreign)..........................    214,100      621,048
    Total Access Communication PCL (Foreign) NVDR.....................    441,400    1,280,386

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CONTINUED


                                                                        SHARES      VALUE++
                                                                       --------- --------------
THAILAND -- (Continued)
   *True Corp. PCL (Foreign).......................................... 4,282,600 $      947,859
                                                                                 --------------
TOTAL THAILAND........................................................               93,254,513
                                                                                 --------------

TURKEY -- (2.0%)
    Akbank T.A.S...................................................... 1,526,413      7,718,862
    Anadolu Efes Biracilik ve Malt Sanayi A.S.........................   213,425      3,188,231
    Arcelik A.S.......................................................   223,462      1,460,466
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........................    84,683        392,414
    BIM BirlesikMagazalar A.S.........................................    80,631      3,909,523
    Coca-Cola Icecek A.S..............................................    46,995      1,142,668
   *Dogan Sirketler Grubu Holding A.S.................................         1             --
   *Dogan Yayin Holding A.S...........................................         1              1
    Enka Insaat ve Sanayi A.S.........................................   312,060        937,053
    Eregli Demir ve Celik Fabrikalari T.A.S...........................   889,877      1,265,274
    Ford Otomotiv Sanayi A.S..........................................    74,222        844,203
    KOC Holding A.S. Series B.........................................   675,269      3,523,572
    Koza Altin Isletmeleri A.S........................................    33,500        824,536
   *Migros Ticaret A.S................................................    33,309        385,111
    Petkim Petrokimya Holding A.S.....................................   380,618        664,179
    TAV Havalimanlari Holding A.S.....................................   122,935        765,204
    Tekfen Holding A.S................................................   190,435        779,679
    Tofas Turk Otomobil Fabrikasi A.S.................................   104,129        628,257
    Tupras Turkiye Petrol Rafinerileri A.S............................   120,082      3,312,363
   *Turk Hava Yollari A.S.............................................   924,662      3,434,960
    Turk Telekomunikasyon A.S.........................................   417,642      1,751,399
   *Turkcell Iletisim Hizmetleri A.S..................................   466,649      2,916,312
   *Turkcell Iletisim Hizmetleri A.S. ADR.............................    73,838      1,154,826
    Turkiye Garanti Bankasi A.S....................................... 1,963,867      9,848,302
    Turkiye Halk Bankasi A.S..........................................   428,218      4,228,192
    Turkiye Is Bankasi A.S............................................ 1,484,267      5,484,698
    Turkiye Sise ve Cam Fabrikalari A.S...............................   679,332      1,185,326
    Turkiye Vakiflar Bankasi T.A.O....................................   719,719      2,103,137
   *Ulker Biskuvi Sanayi A.S..........................................    22,223        126,446
   *Yapi ve Kredi Bankasi A.S.........................................   764,565      2,243,205
                                                                                 --------------
TOTAL TURKEY..........................................................               66,218,399
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            2,917,685,747
                                                                                 --------------

PREFERRED STOCKS -- (6.5%)
BRAZIL -- (6.3%)
    AES Tiete SA......................................................    71,898        749,182
    Banco Bradesco SA................................................. 1,656,632     30,448,053
    Banco do Estado do Rio Grande do Sul SA...........................   159,500      1,365,644
    Braskem SA Preferred Series A.....................................    73,800        556,275
   #Braskem SA Sponsored ADR..........................................   153,394      2,331,589
    Centrais Eletricas Brasileiras SA Preferred Series B..............    72,700        461,460
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A
     Sponsored ADR....................................................    85,830      4,097,524
    Cia de Bebidas das Americas SA ADR................................   622,039     29,273,155
   *Cia de Gas de Sao Paulo SA Preferred Series A.....................     2,100         60,954
    Cia de Transmissao de Energia Eletrica Paulista SA Series A.......    30,889        542,906
    Cia Energetica de Minas Gerais SA.................................   364,776      3,956,696
    Cia Energetica de Sao Paulo SA Preferred Series B.................   117,010      1,161,080
    Cia Paranaense de Energia SA Series B.............................    16,600        271,755
    Cia Paranaense de Energia SA Sponsored ADR Series A...............    55,300        893,648
    Empresa Nasional de Comercio Redito e Participacoes SA............       380          7,442
    Gerdau SA.........................................................   836,068      7,334,777
    Gerdau SA Sponsored ADR...........................................     9,025         79,691
    Itau Unibanco Holding SA.......................................... 1,765,700     30,457,627
    Itau Unibanco Holding SA ADR......................................   153,946      2,652,490
    Klabin SA.........................................................   663,777      4,549,957
    Lojas Americanas SA...............................................   304,167      2,714,263
    Oi SA.............................................................   463,558      1,873,927

THE EMERGING MARKETS SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
BRAZIL -- (Continued)
    Petroleo Brasileiro SA............................................    106,500 $    966,942
    Petroleo Brasilerio SA ADR........................................  1,722,575   31,161,382
   *Suzano Papel e Celulose SA........................................    292,600    1,072,629
    Telefonica Brasil SA..............................................    232,784    5,878,779
    Ultrapar Participacoes SA Sponsored ADR...........................    254,308    6,128,823
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A.........    609,817    3,166,449
    Vale SA...........................................................  1,412,691   27,454,311
   #Vale SA Sponsored ADR.............................................    307,600    5,921,300
                                                                                  ------------
TOTAL BRAZIL..........................................................             207,590,710
                                                                                  ------------

CHILE -- (0.2%)
    Embotelladora Andina SA Preferred Series B........................      9,255       60,875
    Sociedad Quimica y Minera de Chile SA Sponsored ADR...............     91,271    5,187,844
                                                                                  ------------
TOTAL CHILE...........................................................               5,248,719
                                                                                  ------------

COLOMBIA -- (0.0%)
   *Banco Davivienda SA...............................................     45,560      618,960
    Grupo Aval Acciones y Valores.....................................    192,913      137,453
    Grupo de Inversiones Suramericana SA..............................     15,422      335,123
                                                                                  ------------
TOTAL COLOMBIA........................................................               1,091,536
                                                                                  ------------
TOTAL PREFERRED STOCKS................................................             213,930,965
                                                                                  ------------

RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
   *Corpbanca SA Rights 02/14/13...................................... 15,157,095       16,434
                                                                                  ------------


                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)        VALUE+
                                                                       ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@DFA Short Term Investment Fund....................................  15,298,185    177,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
     02/01/13 (Collateralized by FNMA 3.500%, 11/01/42, valued at
     $297,143) to be repurchased at $291,318.......................... $       291        291,317
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                177,291,317
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,047,759,133)^^.............................................             $3,308,924,463
                                                                                   ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ----------------------------------------------------
                                                                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                                       -------------- -------------- ------- --------------
Common Stocks
   Argentina..........................................................             --             --     --              --
   Brazil............................................................. $  196,724,069             --     --  $  196,724,069
   Chile..............................................................     57,624,679             --     --      57,624,679
   China..............................................................    128,830,449 $  359,718,128     --     488,548,577
   Colombia...........................................................     23,902,633             --     --      23,902,633
   Czech Republic.....................................................             --     12,064,023     --      12,064,023
   Egypt..............................................................             --      3,057,440     --       3,057,440
   Hungary............................................................             --     11,992,938     --      11,992,938
   India..............................................................     21,607,149    233,181,747     --     254,788,896
   Indonesia..........................................................         58,339     96,676,068     --      96,734,407
   Israel.............................................................             --             18     --              18
   Malaysia...........................................................             --    116,440,466     --     116,440,466
   Mexico.............................................................    194,436,737          7,573     --     194,444,310
   Peru...............................................................     12,821,902             --     --      12,821,902
   Philippines........................................................             --     40,827,290     --      40,827,290
   Poland.............................................................             --     50,131,435     --      50,131,435
   Russia.............................................................      6,256,801    150,941,337     --     157,198,138
   South Africa.......................................................     42,892,201    193,942,056     --     236,834,257
   South Korea........................................................     13,742,546    433,329,266     --     447,071,812
   Taiwan.............................................................      9,051,785    347,953,760     --     357,005,545
   Thailand...........................................................     93,254,513             --     --      93,254,513
   Turkey.............................................................      1,154,826     65,063,573     --      66,218,399
Preferred Stocks
   Brazil.............................................................    207,590,710             --     --     207,590,710
   Chile..............................................................      5,248,719             --     --       5,248,719
   Colombia...........................................................      1,091,536             --     --       1,091,536
Rights/Warrants
   Chile..............................................................             --         16,434     --          16,434
Securities Lending Collateral.........................................             --    177,291,317     --     177,291,317
                                                                       -------------- -------------- ------  --------------
TOTAL................................................................. $1,016,289,594 $2,292,634,869     --  $3,308,924,463
                                                                       ============== ============== ======  ==============

              See accompanying Notes to Schedules of Investments.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                       --------- -----------
COMMON STOCKS -- (89.7%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B....................................         1 $        --
    Ferrum SA de Ceramica y Metalurgia................................         1          --
                                                                                 -----------
TOTAL ARGENTINA.......................................................                    --
                                                                                 -----------
BRAZIL -- (9.0%)
   *Abril Educacao SA.................................................    43,901     965,829
    Aliansce Shopping Centers SA......................................   546,643   7,096,051
    All America Latina Logistica SA................................... 1,661,100   7,232,148
    Alpargatas SA.....................................................   108,440     773,268
    Amil Participacoes SA.............................................   125,108   1,961,419
    Anhanguera Educacional Participacoes SA...........................   793,245  15,435,882
    Arezzo Industria e Comercio SA....................................   284,328   5,354,307
    Arteris SA........................................................   430,500   4,477,191
    Autometal SA......................................................   227,259   2,506,143
   *B2W Cia Global Do Varejo SA.......................................   535,160   4,101,008
   *Banco ABC Brasil SA...............................................    10,909      79,653
    Banco Alfa de Investimento SA.....................................       500       1,429
    Banco Mercantil do Brasil SA......................................     1,327       9,996
    Bematech SA.......................................................   164,800     604,133
   *BHG SA - Brazil Hospitality Group.................................    16,600     165,804
    Brasil Brokers Participacoes SA...................................   850,111   2,698,020
   *BrasilAgro - Companhia Brasileira de Propriedades Agricolas SA....    18,800      95,069
    Brookfield Incorporacoes SA....................................... 2,475,267   4,201,372
   *CCX Carvao da Colombia SA.........................................   112,241     210,802
    CETIP SA - Mercados Organizados...................................   307,059   3,862,620
    Cia de Saneamento de Minas Gerais-Copasa SA.......................   387,821   9,437,721
    Cia Hering SA.....................................................   311,390   5,923,345
    Cia Providencia Industria e Comercio SA...........................    64,450     291,285
    Contax Participacoes SA...........................................     1,400      18,968
    CR2 Empreendimentos Imobiliarios SA...............................     9,400      22,139
    Cremer SA.........................................................   101,246     724,511
    CSU Cardsystem SA.................................................    74,700     159,802
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...........   123,033   1,084,304
    Cyrela Commercial Properties SA Empreendimentos e Participacoes...    45,800     566,937
    Diagnosticos da America SA........................................ 1,379,941   9,805,491
    Dimed SA Distribuidora da Medicamentos............................       300      42,936
    Direcional Engenharia SA..........................................   413,109   3,122,149
    Duratex SA........................................................ 1,018,562   7,079,066
    Energias do Brazil SA............................................. 1,190,706   7,288,877
    Equatorial Energia SA.............................................   544,455   5,126,437
    Estacio Participacoes SA..........................................   438,771   9,716,926
    Eternit SA........................................................   411,589   1,738,250
    Even Construtora e Incorporadora SA............................... 1,332,467   6,537,375
    EZ Tec Empreendimentos e Participacoes SA.........................   328,958   4,278,511
   *Fertilizantes Heringer SA.........................................   115,300     591,163
    Fleury SA.........................................................   294,451   3,289,997
    Forjas Taurus SA..................................................    35,969      50,575
   *Gafisa SA.........................................................   835,900   2,086,234
   *Gafisa SA ADR..................................................... 1,261,954   6,208,814
   *General Shopping Brasil SA........................................   121,417     609,112
  #*Gol Linhas Aereas Inteligentes SA ADR.............................   398,527   2,901,277
    Grendene SA.......................................................   513,934   4,521,618
   *Guararapes Confeccoes SA..........................................    28,700   1,570,800
    Helbor Empreendimentos SA.........................................   713,072   4,153,783
   *IdeiasNet SA......................................................   221,100     210,957
    Iguatemi Empresa de Shopping Centers SA...........................   390,700   5,662,290
   *Industrias Romi SA................................................    91,400     222,608
   *Inepar SA Industria e Construcoes.................................    20,840      18,314

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

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- -----------
BRAZIL -- (Continued)
    International Meal Co. Holdings SA................................   225,873 $ 3,107,902
    Iochpe-Maxion SA..................................................   454,708   5,959,715
    JHSF Participacoes SA.............................................   541,147   2,356,062
    Joao Fortes Engenharia SA.........................................    49,455     148,264
    JSL SA............................................................   399,400   3,022,552
    Kepler Weber SA...................................................    66,246     406,521
   *Kroton Educacional SA Common Shares...............................   370,486   9,097,723
    Light SA..........................................................   388,907   3,999,706
   *LLX Logistica SA..................................................   179,225     200,704
    Localiza Rent a Car SA............................................   397,002   7,296,695
   *Log-in Logistica Intermodal SA....................................   179,150     754,799
    Lojas Renner SA...................................................    32,000   1,280,900
    LPS Brasil Consultoria de Imoveis SA..............................   205,570   3,654,394
   *Lupatech SA.......................................................    22,300      22,285
    M. Dias Branco SA.................................................   154,141   6,115,791
    Magnesita Refratarios SA..........................................   981,061   3,951,143
    Mahle-Metal Leve SA Industria e Comercio..........................   276,400   3,740,668
    Marcopolo SA......................................................    13,500      80,199
   *Marfrig Alimentos SA.............................................. 1,033,565   5,320,030
    Marisa Lojas SA...................................................   229,664   3,777,084
   *Metalfrio Solutions SA............................................    13,600      25,474
    Mills Estruturas e Servicos de Engenharia SA......................   472,126   7,942,462
    Minerva SA........................................................   450,669   2,942,073
   *MMX Mineracao e Metalicos SA (B18XCG7)............................ 1,308,574   2,227,668
   *MMX Mineracao e Metalicos SA (B8GB3B4)............................   731,297   1,230,243
   *MPX Energia SA....................................................   336,723   1,668,946
    MRV Engenharia e Participacoes SA................................. 1,988,433  11,383,301
    Multiplan Empreendimentos Imobiliarios SA.........................    16,946     489,739
    Multiplus SA......................................................   170,084   3,655,608
    OdontoPrev SA..................................................... 1,537,643   7,837,435
   *OSX Brasil SA.....................................................   325,250   1,469,983
   *Paranapanema SA................................................... 1,199,100   3,131,202
    PDG Realty SA Empreendimentos e Participacoes..................... 7,343,053  11,652,420
    Plascar Participacoes Industriais SA..............................   141,200      29,072
    Porto Seguro SA...................................................   306,400   3,677,385
    Portobello SA.....................................................    29,100      62,106
   *Positivo Informatica SA...........................................   138,900     353,641
    Profarma Distribuidora de Produtos Farmaceuticos SA...............    56,500     481,769
   *QGEP Participacoes SA.............................................   548,394   3,770,062
    Raia Drogasil SA..................................................   612,475   6,843,382
    Redentor Energia SA...............................................    11,500      45,565
   *Refinaria de Petroleos Manguinhos SA..............................   930,089     107,425
    Restoque Comercio e Confeccoes de Roupas SA.......................   443,587   1,915,710
    Rodobens Negocios Imobiliarios SA.................................    70,746     488,491
    Rossi Residencial SA (B0WPDR0).................................... 1,619,190   3,415,069
   *Rossi Residencial SA (B8L5R19)....................................   452,039     955,675
    Santos Brasil Participacoes SA....................................   291,388   4,682,460
    Sao Carlos Empreendimentos e Participacoes SA.....................    47,859   1,158,172
    Sao Martinho SA...................................................   287,064   4,108,431
    SLC Agricola SA...................................................   274,753   2,977,462
    Sonae Sierra Brasil SA............................................   181,646   2,786,695
   *Springs Global Participacoes SA...................................    94,700     142,191
    Sul America SA.................................................... 1,012,209   9,464,596
   *T4F Entretenimento SA.............................................    70,200     264,746
   *Technos SA........................................................    73,000     898,134
    Tecnisa SA........................................................   599,180   2,238,632
    Tegma Gestao Logistica SA.........................................   140,035   2,390,936
   *Tempo Participacoes SA............................................   270,502     487,660
    Tereos Internacional SA...........................................   237,883     346,429
    Terna Participacoes SA............................................     9,800     115,650
    Totvs SA..........................................................   453,100   9,868,153

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

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CONTINUED


                                                                          SHARES           VALUE++
                                                                        ----------       ------------
BRAZIL -- (Continued)
   *Trisul SA..........................................................      2,838       $      5,002
    Triunfo Participacoes e Investimentos SA...........................    147,696            918,210
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao SA.................................................    292,150          6,227,819
   *Vanguarda Agro SA..................................................  7,899,999          1,745,549
   *Via Varejo SA......................................................     54,703            531,550
   *Viver Incorporadora e Construtora SA...............................    673,040            300,804
                                                                                         ------------
TOTAL BRAZIL...........................................................                   360,649,040
                                                                                         ------------
CHILE -- (1.4%)
    AFP Cuprum SA......................................................      1,398            105,599
   *AquaChile SA.......................................................    649,560            494,785
    Banmedica SA.......................................................  1,332,053          3,448,132
    Besalco SA.........................................................  1,578,222          2,933,423
   *Cementos Bio-Bio SA................................................    452,622            686,664
    Cia General de Electricidad SA.....................................    110,134            630,963
    Cintac SA..........................................................    324,650            149,823
   *Coca-Cola Embonor SA Series B......................................      8,190             24,389
   *Compania Sud Americana de Vapores SA............................... 24,898,886          2,726,040
    Corpbanca SA....................................................... 59,882,082            857,636
    Cristalerias de Chile SA...........................................    156,836          1,638,908
   *Cruz Blanca Salud SA...............................................  1,005,758          1,259,065
    Empresa Electrica Pilmaiquen SA....................................     46,897            190,802
    Empresas Hites SA..................................................    865,410            921,782
    Empresas Iansa SA.................................................. 13,590,131          1,063,738
   *Enjoy SA...........................................................    937,287            234,670
    Forus SA...........................................................    351,657          2,014,585
    Gasco SA...........................................................     96,890            822,321
    Grupo Security SA..................................................    464,879            204,180
    Inversiones Aguas Metropolitanas SA................................  1,830,555          3,786,915
   *Latam Airlines Group SA............................................    121,020          2,947,483
   #Latam Airlines Group SA Sponsored ADR..............................     15,970            391,105
    Madeco SA.......................................................... 27,288,748          1,214,763
    Masisa SA..........................................................  7,862,131            967,544
    Molibdenos y Metales SA............................................      5,009             88,213
    Multiexport Foods SA...............................................  2,274,520            707,017
    Parque Arauco SA...................................................  2,533,043          6,906,345
    PAZ Corp. SA.......................................................    738,688            512,521
    Ripley Corp. SA....................................................  2,127,654          2,311,392
    Salfacorp SA.......................................................  1,174,066          2,889,702
    Sigdo Koppers SA...................................................    561,810          1,448,333
   *Sociedad Matriz SAAM SA............................................  9,914,920          1,261,191
    Socovesa SA........................................................  2,336,645          1,199,805
    Sonda SA...........................................................    641,577          2,178,067
    Soquimic Comercial SA..............................................    562,478            149,302
    Vina Concha Y Toro SA..............................................  2,419,724          4,851,770
    Vina Concha Y Toro SA Sponsored ADR................................      1,725             68,966
    Vina San Pedro Tarapaca SA......................................... 40,093,814            262,868
                                                                                         ------------
TOTAL CHILE............................................................                    54,550,807
                                                                                         ------------
CHINA -- (14.0%)
   #361 Degrees International, Ltd.....................................  2,971,000            848,819
   #Ajisen China Holdings, Ltd.........................................  2,292,000          1,751,235
    AMVIG Holdings, Ltd................................................  1,934,000            743,254
    Anhui Expressway Co., Ltd. Series H................................  2,418,000          1,524,325
   #Anta Sports Products, Ltd..........................................  3,773,000          3,526,854
    Anton Oilfield Services Group......................................  4,904,000          2,331,110
    Anxin-China Holdings, Ltd..........................................  8,479,000          1,978,641
    Asia Cement China Holdings Corp....................................  2,176,500          1,108,707
   *Asia Energy Logistics Group, Ltd................................... 26,160,000            323,487
    Asian Citrus Holdings, Ltd.........................................  2,927,000          1,332,252
   *Ausnutria Dairy Corp., Ltd.........................................    365,000             68,713

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

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
CHINA -- (Continued)
    AviChina Industry & Technology Co., Ltd. Series H.................  7,662,788 $3,723,427
    Baoye Group Co., Ltd. Series H....................................  1,860,000  1,527,808
  #*BaWang International Group Holding, Ltd...........................  5,190,000    475,457
    Beijing Capital International Airport Co., Ltd. Series H..........  6,690,000  5,587,604
    Beijing Capital Land, Ltd. Series H...............................  6,142,500  2,853,207
   *Beijing Development HK, Ltd.......................................    548,000    127,871
   #Beijing Enterprises Water Group, Ltd.............................. 12,179,660  3,029,486
    Beijing Jingkelong Co., Ltd. Series H.............................    558,749    302,482
    Beijing North Star Co., Ltd. Series H.............................  2,190,000    624,369
   *Beijing Properties Holdings, Ltd..................................  4,615,061    411,166
   *Besunyen Holdings Co., Ltd........................................  2,476,000    121,037
   #Billion Industrial Holdings, Ltd..................................    185,500    126,455
   #Biostime International Holdings, Ltd..............................    593,000  2,451,994
    Boer Power Holdings, Ltd..........................................    985,000    475,478
    Bosideng International Holdings, Ltd.............................. 11,860,000  3,364,686
    BYD Electronic International Co., Ltd.............................  3,864,815  1,280,769
    C C Land Holdings, Ltd............................................  6,224,343  2,272,140
   #C.P. Pokphand Co., Ltd............................................ 16,580,594  2,053,288
   *Carnival Group International Holdings, Ltd........................  2,058,000    124,607
   *Catic Shenzhen Holdings, Ltd. Series H............................    310,000    115,585
    Central China Real Estate, Ltd....................................  2,591,626    976,404
   *CGN Mining Co., Ltd...............................................  5,265,000    508,995
    Changshouhua Food Co., Ltd........................................  1,493,000    862,932
  #*Chaoda Modern Agriculture Holdings, Ltd...........................  6,771,138    338,583
   #Chaowei Power Holdings, Ltd.......................................  1,786,000    909,979
  #*Chigo Holding, Ltd................................................ 18,886,000    606,510
   *Chiho-Tiande Group, Ltd...........................................    114,000     59,121
    China Aerospace International Holdings, Ltd.......................  9,854,500    940,698
    China Agri-Industries Holdings, Ltd...............................  8,847,800  5,405,974
   #China All Access Holdings, Ltd....................................  2,474,000    812,859
    China Aoyuan Property Group, Ltd..................................  3,092,000    634,029
    China Automation Group, Ltd.......................................  2,529,000    678,690
    China BlueChemical, Ltd. Series H.................................    674,000    485,119
   *China Chengtong Development Group, Ltd............................  2,298,000     81,507
    China Communications Services Corp., Ltd. Series H................  1,519,200    926,316
   *China Datang Corp. Renewable Power Co., Ltd. Class H..............  2,070,000    293,394
   #China Dongxiang Group Co., Ltd.................................... 13,246,985  2,154,224
   *China Energine International Holdings, Ltd........................    208,000      9,116
   #China Everbright International, Ltd...............................  8,414,800  4,670,782
    China Everbright, Ltd.............................................  3,480,000  6,576,847
   *China Fiber Optic Network System Group, Ltd.......................  1,500,000    270,849
   #China Foods, Ltd..................................................  3,088,000  2,677,257
    China Gas Holdings, Ltd...........................................  9,067,500  7,897,010
    China Glass Holdings, Ltd.........................................  3,396,000    529,982
  #*China Green Holdings, Ltd.........................................  2,820,000    593,973
    China Haidian Holdings, Ltd.......................................  6,936,000    733,122
   #China High Precision Automation Group, Ltd........................  1,289,000    202,772
  #*China High Speed Transmission Equipment Group Co., Ltd............  5,250,000  2,099,688
   *China Hongqiao Group, Ltd.........................................    162,500     85,702
   *China Huiyuan Juice Group, Ltd....................................  2,643,500    932,188
   *China ITS Holdings Co., Ltd.......................................  3,756,000    795,230
    China Liansu Group Holdings, Ltd..................................  3,469,000  2,454,987
   #China Lilang, Ltd.................................................  1,751,000  1,157,616
   #China Lumena New Materials Corp................................... 14,530,000  3,523,042
   #China Medical System Holdings, Ltd................................  4,204,500  3,611,231
   #China Metal Recycling Holdings, Ltd...............................  2,401,686  2,920,275
   *China Mining Resources Group, Ltd................................. 25,526,000    371,926
   *China Mobile Games & Entertainment Group, Ltd.....................      6,575     23,078
  #*China Modern Dairy Holdings, Ltd..................................  2,411,000    736,105
   #China Molybdenum Co., Ltd. Series H...............................  3,992,000  2,222,489
   #China National Materials Co., Ltd. Series H.......................  5,054,000  1,583,149

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

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CONTINUED


                                                                         SHARES        VALUE++
                                                                       ----------     ----------
CHINA -- (Continued)
   *China New Town Development Co., Ltd...............................  6,403,148     $  577,907
    China Nickel Resources Holdings Co., Ltd..........................    358,000         31,332
   *China Oil & Gas Group, Ltd........................................ 16,040,000      2,542,222
   *China Oriental Group Co., Ltd.....................................     10,000          2,303
    China Overseas Grand Oceans Group, Ltd............................  3,221,500      4,462,321
   *China Pharmaceutical Group, Ltd...................................  3,869,877      1,445,301
   #China Power International Development, Ltd........................  6,913,000      2,495,913
   *China Power New Energy Development Co., Ltd....................... 19,520,000      1,207,126
  #*China Precious Metal Resources Holdings Co., Ltd.................. 11,262,318      2,017,292
   *China Properties Group, Ltd.......................................  2,248,000        710,056
    China Qinfa Group, Ltd............................................  3,446,000        484,264
   #China Rare Earth Holdings, Ltd....................................  5,968,000      1,308,104
    China Resources Gas Group, Ltd....................................     48,000        106,682
   #China Rongsheng Heavy Industries Group Holdings, Ltd.............. 15,329,000      2,944,398
   *China Sandi Holdings, Ltd.........................................    362,987         27,615
    China Sanjiang Fine Chemicals Co., Ltd............................  2,284,000      1,009,136
    China SCE Property Holdings, Ltd..................................  1,838,000        452,893
    China Shanshui Cement Group, Ltd..................................  7,297,000      5,343,541
   #China Shineway Pharmaceutical Group, Ltd..........................  1,353,200      2,476,596
   #China Shipping Development Co., Ltd. Series H.....................  8,656,000      4,769,334
    China Singyes Solar Technologies Holdings, Ltd....................  1,875,200      2,212,217
   #China South City Holdings, Ltd....................................  7,994,000      1,278,016
    China Starch Holdings, Ltd........................................  6,190,000        203,534
    China Sunshine Paper Holdings Co., Ltd............................    119,078         15,665
    China Suntien Green Energy Corp., Ltd. Series H...................  5,846,000      1,295,873
   *China Taiping Insurance Holdings Co., Ltd.........................  1,588,800      3,357,101
   *China Tian Lun Gas Holdings, Ltd..................................    288,000        173,782
   *China Tianyi Holdings, Ltd........................................    992,000        144,360
    China Tontine Wines Group, Ltd....................................  4,536,000        491,569
    China Travel International Investment Hong Kong, Ltd.............. 14,349,900      3,166,223
   #China Vanadium Titano - Magnetite Mining Co., Ltd.................  5,311,000      1,213,112
   #China Water Affairs Group, Ltd....................................  5,186,000      1,585,458
    China Wireless Technologies, Ltd..................................  5,732,000      1,669,363
  #*China Yurun Food Group, Ltd.......................................  5,792,000      4,267,821
  #*China ZhengTong Auto Services Holdings, Ltd.......................  3,593,000      3,219,022
  #*China Zhongwang Holdings, Ltd.....................................  6,138,000      2,336,154
   *Chinasoft International, Ltd......................................  3,230,000        783,205
   *ChinaVision Media Group, Ltd......................................    320,000         15,677
  #*Chongqing Iron & Steel Co., Ltd. Series H.........................  2,253,400        418,649
    Chongqing Machinery & Electric Co., Ltd. Series H.................  5,334,000        921,589
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.........  2,254,000      1,113,126
   #CIMC Enric Holdings, Ltd..........................................  1,482,000      1,503,279
  #*Citic 21CN Co., Ltd...............................................  6,319,200        447,992
   *Citic Resources Holdings, Ltd..................................... 11,586,600      1,868,489
    Clear Media, Ltd..................................................     79,000         52,099
   *Coastal Greenland, Ltd............................................  1,384,000        115,913
  #*Comba Telecom Systems Holdings, Ltd...............................  3,895,577      1,411,316
   *Comtec Solar Systems Group, Ltd...................................  1,198,000        274,840
    COSCO International Holdings, Ltd.................................  2,703,000      1,198,387
   #CPMC Holdings, Ltd................................................  1,131,000        908,549
    Da Ming International Holdings, Ltd...............................     20,000          3,795
    DaChan Food Asia, Ltd.............................................  1,537,955        236,729
    Dah Chong Hong Holdings, Ltd......................................  3,360,000      3,892,906
    Dalian Port (PDA) Co., Ltd. Series H..............................  3,822,000        961,000
   #Daphne International Holdings, Ltd................................  4,032,000      5,196,105
  #*Daqing Dairy Holdings, Ltd........................................    922,000             --
    Dawnrays Pharmaceutical Holdings, Ltd.............................  1,182,943        268,714
   #DBA Telecommunication Asia Holdings, Ltd..........................  2,060,000      1,355,679
    Digital China Holdings, Ltd.......................................  2,997,800      4,843,987
   #Dongiang Environmental Co., Ltd. Series H.........................     67,600        321,498
   #Dongyue Group Co., Ltd............................................  4,539,000      3,032,106

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CONTINUED


                                                                         SHARES      VALUE++
                                                                       ----------- -----------
CHINA -- (Continued)
  #*Dynasty Fine Wines Group, Ltd.....................................   1,580,000  $  349,536
    Embry Holdings, Ltd...............................................     473,000     278,303
    ENN Energy Holdings, Ltd..........................................      32,000     154,125
    Evergreen International Holdings, Ltd.............................   1,172,000     230,957
   *Extrawell Pharmaceutical Holdings, Ltd............................   7,297,921     621,268
    Fantasia Holdings Group Co., Ltd..................................   5,347,500     958,598
   *First Tractor Co., Ltd. Series H..................................   3,351,176   3,423,451
   #Franshion Properties China, Ltd...................................  13,062,300   4,819,931
   #Fufeng Group, Ltd.................................................   3,282,000   1,561,855
   #GCL-Poly Energy Holdings, Ltd.....................................  28,403,000   7,762,359
   #Geely Automobile Holdings, Ltd....................................  17,610,000   9,244,987
    Global Bio-Chem Technology Group Co., Ltd.........................   9,198,800   1,091,386
   *Global Sweeteners Holdings, Ltd...................................   1,202,951     116,450
   *Glorious Property Holdings, Ltd...................................  11,403,501   2,485,010
   *Goldbond Group Holdings, Ltd......................................     210,000       8,937
   #Golden Meditech Holdings, Ltd.....................................   3,751,367     470,163
    Goldlion Holdings, Ltd............................................     910,962     509,760
   *GOME Electrical Appliances Holding, Ltd...........................  42,920,000   5,155,810
    Good Friend International Holdings, Inc...........................     436,667     151,337
   *Goodbaby International Holdings, Ltd..............................     666,000     342,791
    Great Wall Technology Co., Ltd. Series H..........................   1,758,950     365,706
   *Greatview Aseptic Packaging Co., Ltd..............................     456,000     276,633
   #Greentown China Holdings, Ltd.....................................   2,364,648   4,890,736
   #Guangzhou Pharmaceutical Co., Ltd. Series H.......................     834,000   1,926,960
  #*Guangzhou Shipyard International Co., Ltd. Series H...............     773,400     648,522
   *Haier Electronics Group Co., Ltd..................................   2,450,000   4,078,325
    Hainan Meilan International Airport Co., Ltd. Series H............     517,000     382,442
    Haitian International Holdings, Ltd...............................   2,059,000   2,596,020
   *Hanergy Solar Group, Ltd..........................................  22,080,000   1,124,007
    Harbin Electric Co., Ltd. Series H................................   2,973,413   2,692,840
    Henderson Investment, Ltd.........................................     596,000      49,982
   *Heng Tai Consumables Group, Ltd...................................  20,348,193     545,163
   #Hengdeli Holdings, Ltd............................................  10,114,000   3,564,054
  #*Hi Sun Technology, Ltd............................................   4,446,000     738,537
   #Hidili Industry International Development, Ltd....................   5,439,000   1,599,165
   *Hilong Holding, Ltd...............................................     447,000     168,847
   *Hisense Kelon Electrical Holdings Co., Ltd. Series H..............   1,079,000     563,424
    HKC Holdings, Ltd.................................................  17,896,447     727,525
   *Hong Kong Resources Holdings Co., Ltd.............................      50,400       1,361
    Honghua Group, Ltd................................................   5,221,000   2,227,541
    Hopefluent Group Holdings, Ltd....................................      59,670      20,771
   #Hopewell Highway Infrastructure, Ltd..............................   2,974,000   1,725,802
  #*Hopson Development Holdings, Ltd..................................   3,476,000   7,165,092
   *Hua Han Bio-Pharmaceutical Holdings, Ltd..........................   7,415,232   2,007,558
   #Huabao International Holdings, Ltd................................   7,816,014   4,308,623
   *Huadian Power International Corp. Series H........................      34,000      14,366
  #*Hunan Nonferrous Metal Corp., Ltd. Series H.......................   8,774,000   2,839,730
   *Huscoke Resources Holdings, Ltd...................................   4,996,000     103,083
    Hutchison Harbour Ring, Ltd.......................................   6,888,000     595,425
    Inspur International, Ltd.........................................   8,685,000     336,203
   *Interchina Holdings Co., Ltd......................................  18,175,000     960,155
    International Taifeng Holdings, Ltd...............................   1,238,000     348,362
   #Intime Department Store Group Co., Ltd............................   4,317,500   5,645,940
  #*Jinchuan Group International Resources Co., Ltd...................   2,837,000     695,051
    Jingwei Textile Machinery Co., Ltd. Series H......................   1,272,000     930,854
    Ju Teng International Holdings, Ltd...............................   3,458,000   1,667,549
   *Kai Yuan Holdings, Ltd............................................  10,460,000     257,831
  #*Kaisa Group Holdings, Ltd.........................................   6,868,000   2,318,701
   *Kasen International Holdings, Ltd.................................     222,000      44,743
    Kingboard Chemical Holdings, Ltd..................................   2,516,851   8,354,469
    Kingboard Laminates Holdings, Ltd.................................   4,029,000   2,025,741

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
CHINA -- (Continued)
  #*Kingdee International Software Group Co., Ltd.....................  7,499,200 $1,577,025
   #Kingsoft Corp., Ltd...............................................  3,169,000  2,752,169
    Kingway Brewery Holdings, Ltd.....................................  4,396,800  1,780,143
    KWG Property Holding, Ltd.........................................  5,039,450  3,850,254
    Lai Fung Holdings, Ltd............................................ 20,284,440    653,542
    Le Saunda Holdings, Ltd...........................................    954,000    345,383
    Lee & Man Paper Manufacturing, Ltd................................  7,404,000  4,997,017
    Leoch International Technology, Ltd...............................     10,000      1,730
  #*Li Ning Co., Ltd..................................................  3,169,000  2,123,167
   #Lianhua Supermarket Holdings Co., Ltd. Series H...................  1,698,600  1,660,414
   #Lijun International Pharmaceutical Holding, Ltd...................  6,948,000  1,955,684
    Lingbao Gold Co., Ltd. Series H...................................  1,424,000    570,498
    LK Technology Holdings, Ltd.......................................    837,500    167,477
   #Lonking Holdings, Ltd.............................................  8,937,000  2,328,109
   *Loudong General Nice Resources China Holdings, Ltd................  7,842,140    586,608
  #*Maanshan Iron & Steel Co., Ltd. Series H..........................  7,620,000  2,358,439
    Magic Holdings International, Ltd.................................  1,839,600    752,112
    Maoye International Holdings, Ltd.................................  5,860,000  1,283,500
    Microport Scientific Corp.........................................  1,532,000  1,002,995
    MIE Holdings Corp.................................................  3,438,000  1,010,470
    Min Xin Holdings, Ltd.............................................    418,000    230,651
   #Mingfa Group International Co., Ltd...............................  4,638,000  1,495,429
   *Mingyuan Medicare Development Co., Ltd............................  6,700,000    188,378
    Minmetals Land, Ltd...............................................  5,220,000    975,565
    Minth Group, Ltd..................................................  1,959,000  2,667,023
  #*MMG, Ltd..........................................................  6,030,000  2,449,646
   *Nam Fong International Holdings, Ltd..............................    306,758     62,960
   *Nan Hai Corp., Ltd................................................  9,800,000     51,802
    Nanjing Panda Electronics Co., Ltd. Series H......................    246,000     71,480
    NetDragon Websoft, Inc............................................    320,044    431,063
   #New World Department Store China, Ltd.............................  2,044,462  1,373,533
   #Nine Dragons Paper Holdings, Ltd..................................  6,497,000  5,712,881
   *North Mining Shares Co., Ltd...................................... 12,790,000    791,394
   #NVC Lighting Holdings, Ltd........................................  5,410,000  1,343,562
   #O-Net Communications Group, Ltd...................................  1,308,000    323,741
    Overseas Chinese Town Asia Holdings, Ltd..........................    408,183    246,171
    Pacific Online, Ltd...............................................    711,365    280,759
   #Parkson Retail Group, Ltd.........................................    328,000    252,994
   *PAX Global Technology, Ltd........................................    187,000     44,685
    PCD Stores Group, Ltd............................................. 11,880,000  1,669,701
   #Peak Sport Products Co., Ltd......................................  3,086,000    601,221
   *PetroAsian Energy Holdings, Ltd...................................  3,192,000     93,713
  #*Phoenix Satellite Television Holdings, Ltd........................  4,376,000  1,760,383
  #*Poly Property Group Co., Ltd......................................  8,436,000  6,463,201
   #Ports Design, Ltd.................................................  1,584,000  1,372,145
   *Pou Sheng International Holdings, Ltd.............................  4,121,806    291,688
    Powerlong Real Estate Holdings, Ltd...............................  5,149,000  1,362,075
   *Prosperity International Holdings HK, Ltd.........................  5,020,000    216,996
    Qingling Motors Co., Ltd. Series H................................  1,694,000    467,228
    Qunxing Paper Holdings Co., Ltd...................................    669,913    174,477
  #*Real Gold Mining, Ltd.............................................    300,500    341,363
   #Real Nutriceutical Group, Ltd.....................................  3,324,000  1,155,987
    Regent Manner International Holdings, Ltd.........................  2,667,000    513,113
  #*Renhe Commercial Holdings Co., Ltd................................ 47,532,000  4,291,432
    REXLot Holdings, Ltd.............................................. 32,950,000  2,845,499
   *Richly Field China Development, Ltd...............................  6,980,000     79,202
    Road King Infrastructure, Ltd.....................................  1,083,000    994,359
    Royale Furniture Holdings, Ltd....................................  2,863,500    284,061
    Samson Holding, Ltd...............................................  1,122,000    182,162
   #Sany Heavy Equipment International Holdings Co., Ltd..............  3,577,000  1,697,575
    Sateri Holdings, Ltd..............................................     71,000     17,675

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CONTINUED


                                                                          SHARES    VALUE++
                                                                        ---------- ----------
CHINA -- (Continued)
   *Semiconductor Manufacturing International Corp..................... 94,444,000 $5,900,609
   #Shandong Chenming Paper Holdings, Ltd. Series H....................  1,308,000    523,661
    Shandong Molong Petroleum Machinery Co., Ltd. Series H.............  1,516,562    736,977
   *Shanghai Industrial Urban Development Group, Ltd...................  6,750,000  1,855,152
   #Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H...  4,088,000    748,564
    Shanghai Prime Machinery Co., Ltd. Series H........................  4,298,000    631,975
   *Shanghai Zendai Property, Ltd......................................  7,225,000    175,452
    Shengli Oil & Gas Pipe Holdings, Ltd...............................  5,022,000    524,311
    Shenguan Holdings Group, Ltd.......................................  4,596,000  2,430,458
    Shenzhen Expressway Co., Ltd. Series H.............................  3,068,400  1,281,831
    Shenzhen International Holdings, Ltd............................... 42,879,300  5,699,627
    Shenzhen Investment, Ltd........................................... 12,442,912  5,716,869
    Shenzhou International Group, Ltd..................................  1,910,000  4,574,702
   *Shougang Concord Century Holdings, Ltd.............................  1,137,153     49,891
  #*Shougang Concord International Enterprises Co., Ltd................ 22,396,000  1,529,743
   #Shougang Fushan Resources Group, Ltd............................... 12,800,000  5,513,298
   #Shui On Land, Ltd.................................................. 12,783,483  6,199,780
    Sichuan Expressway Co., Ltd. Series H..............................  3,736,000  1,364,136
   #Sihuan Pharmaceutical Holdings Group, Ltd..........................  8,615,000  3,820,159
    Sijia Group Co., Ltd...............................................  1,076,350    214,785
   #Silver Base Group Holdings, Ltd....................................  2,108,424    659,679
    Silver Grant International Industries, Ltd.........................  5,220,000    996,058
   *SIM Technology Group, Ltd..........................................    510,000     20,975
    Sino Biopharmaceutical, Ltd........................................ 13,536,000  6,754,287
   *Sino Dragon New Energy Holdings, Ltd...............................  5,056,000    121,386
  #*Sino Oil & Gas Holdings, Ltd....................................... 35,607,766    748,953
   *Sino Prosper State Gold Resources Holdings, Ltd....................  2,110,000     70,749
    Sinofert Holdings, Ltd............................................. 10,033,327  2,497,362
   *Sinolink Worldwide Holdings, Ltd................................... 10,218,800    988,633
    SinoMedia Holding, Ltd.............................................    742,000    362,594
   #Sino-Ocean Land Holdings, Ltd...................................... 12,090,591  9,673,329
   #Sinopec Kantons Holdings, Ltd......................................  2,864,000  2,433,119
    Sinotrans Shipping, Ltd............................................  4,974,086  1,332,501
    Sinotrans, Ltd. Series H...........................................  6,526,000  1,194,586
   #Sinotruk Hong Kong, Ltd............................................  2,888,000  1,934,438
   *SITC International Holdings Co., Ltd...............................    189,000     66,270
   #Skyworth Digital Holdings, Ltd.....................................  9,088,892  5,516,969
   *SMI Corp., Ltd.....................................................  7,948,066    234,301
  #*Solargiga Energy Holdings, Ltd.....................................  3,870,000    237,163
    Sparkle Roll Group, Ltd............................................  6,960,000    756,433
   *SPG Land Holdings, Ltd.............................................    714,000    263,277
   *Springland International Holdings, Ltd.............................    123,000     73,624
   *SRE Group, Ltd..................................................... 13,894,346    654,588
   #Sunac China Holdings, Ltd..........................................  3,491,000  2,847,824
    Sunny Optical Technology Group Co., Ltd............................  1,834,000  1,559,801
    Tak Sing Alliance Holdings, Ltd....................................    253,257     35,597
   #TCC International Holdings, Ltd....................................  4,185,098  1,433,896
    TCL Communication Technology Holdings, Ltd.........................  2,237,198    668,534
    TCL Multimedia Technology Holdings, Ltd............................  2,684,510  1,880,500
   *Tech Pro Technology Development, Ltd...............................  2,828,000  1,057,570
   *Texhong Textile Group, Ltd.........................................    626,000    387,492
    Tian An China Investments Co., Ltd.................................  1,193,000    793,928
    Tian Shan Development Holdings, Ltd................................    908,000    215,532
    Tiangong International Co., Ltd....................................  5,802,000  1,788,000
    Tianjin Capital Environmental Protection Group Co., Ltd. Series H..  1,572,000    486,698
   *Tianjin Development Holdings, Ltd..................................  1,870,000  1,314,004
    Tianjin Port Development Holdings, Ltd.............................  7,404,800  1,117,016
    Tianneng Power International, Ltd..................................  3,112,048  2,203,055
   #Tomson Group, Ltd..................................................  1,060,443    301,054
    Tong Ren Tang Technologies Co., Ltd. Series H......................  1,085,000  2,788,754
   #Towngas China Co., Ltd.............................................  2,893,000  2,387,318

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
CHINA -- (Continued)
    TPV Technology, Ltd...............................................  3,915,964 $  1,233,813
    Trauson Holdings Co., Ltd.........................................  1,381,000    1,305,457
    Travelsky Technology, Ltd. Series H...............................  3,659,090    2,265,066
   *Trony Solar Holdings Co., Ltd.....................................  1,757,000      142,728
    Truly International Holdings, Ltd.................................  5,411,573    1,765,536
    Uni-President China Holdings, Ltd.................................    998,000    1,170,923
   *United Energy Group, Ltd.......................................... 12,306,450    2,141,291
   #Vinda International Holdings, Ltd.................................  2,394,000    3,310,415
    VODone, Ltd....................................................... 13,151,600    1,135,979
   #Wasion Group Holdings, Ltd........................................  2,018,000    1,139,593
    Weiqiao Textile Co., Ltd. Series H................................  2,212,000    1,102,005
    Welling Holding, Ltd..............................................  3,410,000      554,389
   #West China Cement, Ltd............................................ 13,716,000    2,652,500
   *Winsway Coking Coal Holdings, Ltd.................................  4,046,000      636,876
    Winteam Pharmaceutical Group, Ltd.................................  2,538,000      549,311
   #Wumart Stores, Inc. Series H......................................    969,000    1,939,872
    Xiamen International Port Co., Ltd. Series H......................  5,166,000      719,964
    Xingda International Holdings, Ltd................................  3,691,000    1,638,568
    Xinhua Winshare Publishing & Media Co., Ltd. Series H.............    307,103      175,506
   #Xinjiang Goldwind Science & Technology Co., Ltd. Series H.........  1,615,400      755,417
   #Xinjiang Xinxin Mining Industry Co., Ltd. Series H................  3,350,598      812,307
    Xiwang Sugar Holdings Co., Ltd....................................  3,103,178      371,813
   #XTEP International Holdings, Ltd..................................  2,858,500    1,223,383
   *Yanchang Petroleum International, Ltd............................. 13,980,000      901,031
    Yantai North Andre Juice Co.......................................    388,500      150,282
   *Yashili International Holdings, Ltd...............................  1,814,000      624,227
   #Yingde Gases Group Co., Ltd.......................................  3,468,500    3,900,039
    Yip's Chemical Holdings, Ltd......................................    984,000      807,058
   #Youyuan International Holdings, Ltd...............................    139,000       32,454
   *Yuanda China Holdings, Ltd........................................  2,162,000      253,281
    Yuexiu Property Co., Ltd.......................................... 21,435,432    7,687,749
   #Yuexiu Transport Infrastructure, Ltd..............................  2,788,018    1,542,993
   #Yuzhou Properties Co..............................................  1,023,600      285,254
    Zhejiang Expressway Co., Ltd. Series H............................  3,868,000    3,440,924
  #*Zhejiang Glass Co., Ltd. Series H.................................    445,000           --
   *Zhong An Real Estate, Ltd.........................................  1,078,400      214,758
   #Zhongsheng Group Holdings, Ltd....................................  2,344,000    3,506,645
   #Zhuzhou CSR Times Electric Co., Ltd. Series H.....................  1,367,000    4,371,556
                                                                                  ------------
TOTAL CHINA...........................................................             557,836,650
                                                                                  ------------
COLOMBIA -- (0.0%)
   *Constructora Conconcreto SA.......................................     48,386       37,337
   *Empresa de Telecomunicaciones de Bogota...........................    337,212       73,505
   *Fabricato SA...................................................... 13,706,296      555,845
   *Grupo Odinsa SA...................................................     25,566      120,096
    Mineros SA........................................................     41,709      108,066
                                                                                  ------------
TOTAL COLOMBIA........................................................                 894,849
                                                                                  ------------
HONG KONG -- (0.0%)
   *L'sea Resources International Holdings, Ltd.......................  7,020,000      325,705
                                                                                  ------------
HUNGARY -- (0.1%)
   *Danubius Hotel & Spa P.L.C........................................     45,091      631,524
    EGIS Pharmaceuticals P.L.C........................................     11,973    1,029,636
  #*FHB Mortgage Bank NYRT............................................     42,048       81,952
   *Fotex Holding SE..................................................    119,895       83,230
   *PannErgy P.L.C....................................................    139,592      275,833
    Zwack Unicum NYRT.................................................        592       33,489
                                                                                  ------------
TOTAL HUNGARY.........................................................               2,135,664
                                                                                  ------------

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
INDIA -- (8.5%)
   *3M India, Ltd.....................................................     5,406 $  401,803
   *Aanjaneya Lifecare, Ltd...........................................    19,747    280,166
    Aban Offshore, Ltd................................................    79,382    521,914
   *ABG Shipyard, Ltd.................................................    91,240    653,927
    Aditya Birla Nuvo, Ltd............................................    24,709    529,626
   *Advanta India, Ltd................................................    27,730    516,660
    Agro Tech Foods, Ltd..............................................    51,264    494,952
   *AIA Engineering, Ltd..............................................    44,197    268,511
   *Ajanta Pharma, Ltd................................................    11,218    129,576
    Akzo Nobel India, Ltd.............................................    56,865  1,021,071
    Alembic Pharmaceuticals, Ltd......................................   441,944    639,663
   *Alembic, Ltd......................................................    77,575     26,720
    Allahabad Bank, Ltd...............................................   743,161  2,281,911
    Allcargo Logistics, Ltd...........................................     3,483      8,175
    Alok Industries, Ltd.............................................. 1,894,319    382,392
    Alstom India, Ltd.................................................   124,258    850,671
    Alstom T&D India, Ltd.............................................   172,997    591,560
    Amara Raja Batteries, Ltd.........................................   303,047  1,757,619
    Amtek Auto, Ltd...................................................   465,354    672,571
    Amtek India, Ltd..................................................   258,480    480,796
    Anant Raj, Ltd....................................................   921,107  1,418,710
    Andhra Bank, Ltd..................................................   828,767  1,746,555
   *Andhra Pradesh Paper Mills........................................    57,705    250,852
    Apollo Hospitals Enterprise, Ltd..................................   249,642  3,797,926
    Apollo Tyres, Ltd.................................................   663,125  1,074,446
    Arvind, Ltd....................................................... 1,152,732  2,031,906
   *Asahi India Glass, Ltd............................................   178,126    167,092
    Ashok Leyland, Ltd................................................ 7,745,309  3,554,476
    Asian Hotels East, Ltd............................................     5,882     23,484
   *Atul, Ltd.........................................................    46,950    319,792
    Aurobindo Pharma, Ltd.............................................   859,453  3,033,833
    Automotive Axles, Ltd.............................................    19,185    127,933
   *Bajaj Corp., Ltd..................................................   142,092    651,484
    Bajaj Electricals, Ltd............................................   200,228    738,616
    Bajaj Finance, Ltd................................................    54,152  1,315,726
    Bajaj Finserv, Ltd................................................   126,975  2,026,903
    Bajaj Hindusthan, Ltd............................................. 1,198,145    526,731
    Bajaj Holdings & Investment, Ltd..................................    86,830  1,579,612
    Balkrishna Industries, Ltd........................................   127,744    675,072
    Ballarpur Industries, Ltd......................................... 1,279,317    547,304
    Balmer Lawrie & Co., Ltd..........................................    31,935    399,423
   *Balrampur Chini Mills, Ltd........................................   918,723    790,008
    Bank of Maharashtra, Ltd..........................................   794,700    882,207
    Bannari Amman Sugars, Ltd.........................................    15,663    265,226
    BASF India, Ltd...................................................    46,328    568,956
    Bata India, Ltd...................................................   145,561  2,152,916
    BEML, Ltd.........................................................    58,553    292,538
    Berger Paints India, Ltd..........................................   609,361  1,994,702
   *BF Utilities, Ltd.................................................    53,450    325,992
    BGR Energy Systems, Ltd...........................................   133,521    609,847
    Bharat Forge, Ltd.................................................   497,797  2,152,594
    Bhushan Steel, Ltd................................................   393,995  3,311,660
    Biocon, Ltd.......................................................   351,412  1,858,118
    Birla Corp., Ltd..................................................   106,264    585,259
    Blue Dart Express, Ltd............................................    20,200    764,304
    Blue Star, Ltd....................................................   149,844    468,603
   *Bombay Burmah Trading Co..........................................    43,374    105,266
    Bombay Dyeing & Manufacturing Co., Ltd............................   785,565  1,752,704
   *Bombay Rayon Fashions, Ltd........................................    17,322     83,366
    Brigade Enterprises, Ltd..........................................    72,770    108,684
    Britannia Industries, Ltd.........................................   224,031  2,071,156

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
INDIA -- (Continued)
    Cadila Healthcare, Ltd............................................     1,676 $   27,360
    Carborundum Universal, Ltd........................................   320,060    890,487
    Central Bank of India............................................. 1,291,868  2,050,600
    Centum Electronics, Ltd...........................................     1,886      1,795
   *Century Plyboards India, Ltd......................................   137,796    151,725
    Century Textiles & Industries, Ltd................................   327,287  2,396,878
    CESC, Ltd.........................................................   399,245  2,335,323
    Chambal Fertilizers & Chemicals, Ltd..............................   805,294  1,017,464
    Chennai Petroleum Corp., Ltd......................................   195,777    517,425
   *Chettinad Cement Corp., Ltd.......................................     1,209     20,787
    Cholamandalam Investment & Finance Co., Ltd.......................    71,956    384,512
    City Union Bank, Ltd.............................................. 1,255,369  1,462,416
    Clariant Chemicals (India), Ltd...................................    32,741    357,708
   *Claris Lifesciences, Ltd..........................................    91,213    384,875
    CMC, Ltd..........................................................    56,422  1,445,792
    Core Education & Technologies, Ltd................................   228,436  1,282,893
    Coromandel International, Ltd.....................................   461,112  1,950,889
    Corporation Bank..................................................   202,827  1,740,742
    Crisil, Ltd.......................................................   116,094  2,202,807
    Crompton Greaves, Ltd.............................................   832,031  1,670,248
    Dalmia Bharat, Ltd................................................    57,965    195,863
    DB Corp., Ltd.....................................................    18,331     84,506
   *DB Realty, Ltd....................................................   566,293  1,464,346
    DCM Shriram Consolidated, Ltd.....................................   238,261    300,268
    Deepak Fertilisers & Petrochemicals Corp., Ltd....................   147,728    310,756
    Delta Corp., Ltd..................................................   394,798    546,430
   *DEN Networks, Ltd.................................................   288,585  1,231,466
    Dena Bank.........................................................   127,628    266,351
   *Development Credit Bank, Ltd...................................... 1,412,018  1,233,840
    Dewan Housing Finance Corp., Ltd..................................   110,571    433,588
   *Dish TV (India), Ltd.............................................. 2,413,273  3,279,124
    Dishman Pharmaceuticals & Chemicals, Ltd..........................    84,926    174,158
   *Dredging Corp. of India, Ltd......................................    21,673     88,401
    E.I.D. - Parry (India), Ltd.......................................   333,058  1,121,489
    eClerx Services, Ltd..............................................    20,502    240,900
    Edelweiss Financial Services, Ltd.................................   353,351    221,643
    Educomp Solutions, Ltd............................................   382,446    925,191
    Eicher Motors, Ltd................................................    47,777  2,518,262
    EIH, Ltd..........................................................   461,003    604,570
    Elder Pharmaceuticals, Ltd........................................    41,972    303,247
    Electrosteel Casings, Ltd.........................................   101,823     49,224
    Elgi Equipments, Ltd..............................................   224,474    416,730
   *Emami, Ltd........................................................    79,112    872,768
    Engineers India, Ltd..............................................   135,007    559,469
   *Entertainment Network India, Ltd..................................    44,412    200,059
    Era Infra Engineering, Ltd........................................   365,416    925,155
   *Eros International Media, Ltd.....................................   136,759    526,211
    Escorts, Ltd......................................................   356,972    456,515
    Ess Dee Aluminium, Ltd............................................    31,520    192,900
   *Essar Oil, Ltd.................................................... 1,455,331  2,389,494
    Essar Ports, Ltd..................................................   391,479    640,536
   *Essar Shipping, Ltd...............................................   112,311     57,274
    Essel Propack, Ltd................................................   100,852     68,698
    FAG Bearings (India), Ltd.........................................    28,055    813,417
    FDC, Ltd..........................................................   312,932    544,592
    Federal Bank, Ltd.................................................   606,260  5,797,359
   *Federal-Mogul Goetze (India), Ltd.................................    61,495    232,413
    Financial Technologies (India), Ltd...............................   131,317  2,779,479
    Finolex Cables, Ltd...............................................   203,986    222,351
    Finolex Industries, Ltd...........................................   184,311    275,471
   *Fortis Healthcare, Ltd............................................   538,421  1,120,614

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

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
INDIA -- (Continued)
   *Fresenius Kabi Oncology, Ltd......................................   273,726 $  552,859
    Future Capital Holdings, Ltd......................................    68,029    232,005
   *Future Ventures India, Ltd........................................   240,331     43,791
    Gammon India, Ltd.................................................   105,203     71,375
   *Gammon Infrastructure Projects, Ltd...............................    31,009      7,925
    Gateway Distriparks, Ltd..........................................   249,797    634,629
    Geodesic, Ltd.....................................................    72,614     21,184
    Gillette India, Ltd...............................................    11,565    508,478
    Gitanjali Gems, Ltd...............................................   268,595  2,859,498
    Glodyne Technoserve, Ltd..........................................     9,069      2,737
   *GMR Infrastructure, Ltd........................................... 3,946,386  1,408,561
    Godfrey Phillips India, Ltd.......................................     3,364    211,585
    Godrej Industries, Ltd............................................   263,939  1,522,355
    Godrej Properties, Ltd............................................    84,529    994,341
   *Gokul Refoils & Solvent, Ltd......................................    27,697     19,698
    Graphite India, Ltd...............................................   267,332    427,111
   *Gravita India, Ltd................................................   122,923    381,780
    Great Eastern Shipping Co., Ltd...................................   358,606  1,646,061
    Greaves Cotton, Ltd...............................................   495,460    761,271
    Grindwell Norton, Ltd.............................................    18,171     86,994
    GRUH Finance, Ltd.................................................   111,195    468,148
   *GTL Infrastructure, Ltd........................................... 2,314,452    145,884
    Gujarat Alkalies & Chemicals, Ltd.................................   171,379    445,769
    Gujarat Fluorochemicals, Ltd......................................   156,927    862,575
    Gujarat Gas Co., Ltd..............................................   192,163  1,128,690
    Gujarat Industries Power Co., Ltd.................................    44,878     58,982
    Gujarat Mineral Development Corp., Ltd............................   470,402  1,698,290
    Gujarat Narmada Valley Fertilizers Co., Ltd.......................   203,908    314,200
    Gujarat NRE Coke, Ltd............................................. 1,662,292    637,683
    Gujarat State Fertilisers & Chemicals, Ltd........................   603,965    756,233
    Gujarat State Petronet, Ltd.......................................   872,033  1,190,224
    Gulf Oil Corp., Ltd...............................................   118,401    173,397
   *GVK Power & Infrastructure, Ltd................................... 4,323,869  1,056,924
   *Hathway Cable & Datacom, Ltd......................................   230,968  1,098,489
    Havells India, Ltd................................................   261,486  3,221,421
    HCL Infosystems, Ltd..............................................   660,998    449,924
    HEG, Ltd..........................................................    64,966    250,563
   *HeidelbergCement India, Ltd.......................................   407,395    369,485
   *Hexa Tradex, Ltd..................................................    73,518     50,095
    Hexaware Technologies, Ltd........................................ 1,209,540  1,790,194
   *Himachal Futuristic Communications, Ltd........................... 2,755,277    491,738
    Hinduja Global Solutions, Ltd.....................................    35,626    199,217
    Hinduja Ventures, Ltd.............................................    36,075    381,918
   *Hindustan Construction Co., Ltd................................... 1,856,647    624,951
   *Hindustan Oil Exploration Co., Ltd................................   208,275    402,216
    Honeywell Automation India, Ltd...................................    11,885    567,066
   *Hotel Leelaventure, Ltd...........................................   560,016    285,164
   *Housing Development & Infrastructure, Ltd......................... 1,719,783  2,485,190
    HSIL, Ltd.........................................................   101,318    241,171
    HT Media, Ltd.....................................................    96,349    187,645
   *ICRA, Ltd.........................................................     6,781    164,593
   *IL&FS Transportation Networks, Ltd................................    47,680    177,725
    India Cements, Ltd................................................ 1,305,538  2,132,597
    India Infoline, Ltd............................................... 1,041,853  1,659,664
    Indiabulls Financial Services, Ltd................................   357,294  2,193,116
    Indian Bank.......................................................   156,238    592,286
    Indian Hotels Co., Ltd............................................ 2,184,043  2,573,163
    Indian Overseas Bank..............................................   917,818  1,402,244
    Indo Rama Synthetics (India), Ltd.................................    77,995     36,332
    Indoco Remedies, Ltd..............................................    92,250    105,891
    Indraprastha Gas, Ltd.............................................   320,817  1,560,416

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

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
INDIA -- (Continued)
    IndusInd Bank, Ltd................................................   108,813 $  890,022
    Info Edge (India), Ltd............................................    94,448    611,976
    Infotech Enterprises, Ltd.........................................   187,578    614,610
    ING Vysya Bank, Ltd...............................................    21,126    234,998
    Ingersoll-Rand India, Ltd.........................................    38,287    330,507
    Ipca Laboratories, Ltd............................................   342,750  3,168,461
    IRB Infrastructure Developers, Ltd................................   684,275  1,545,548
   *IVRCL Infrastructures & Projects, Ltd............................. 1,420,926    915,503
    J.B. Chemicals & Pharmaceuticals, Ltd.............................    31,979     50,841
    Jagran Prakashan, Ltd.............................................   345,471    713,364
    Jai Corp., Ltd....................................................   234,369    321,487
   *Jain Irrigation Systems, Ltd...................................... 1,313,722  1,855,905
    Jammu & Kashmir Bank, Ltd.........................................   128,139  3,301,860
    Jaypee Infratech, Ltd............................................. 1,328,279  1,243,104
    JBF Industries, Ltd...............................................   141,994    334,818
   *Jet Airways (India), Ltd..........................................   159,407  1,870,987
    Jindal Drilling & Industries, Ltd.................................    13,908     63,507
    Jindal Poly Films, Ltd............................................    90,006    286,976
    Jindal Saw, Ltd...................................................   705,777  1,438,370
   *Jindal Stainless, Ltd.............................................   285,150    338,111
    JK Cement, Ltd....................................................   111,328    674,903
    JK Lakshmi Cement, Ltd............................................   189,866    520,079
    JM Financial, Ltd................................................. 1,939,962    746,999
    JSW Energy, Ltd...................................................    62,695     83,717
   *JSW ISPAT Steel, Ltd.............................................. 3,544,973    765,606
   *Jubilant Foodworks, Ltd...........................................    77,157  1,740,017
    Jubilant Organosys, Ltd...........................................   281,790  1,147,684
    Jyothy Laboratories, Ltd..........................................   339,391    961,290
    Kajaria Ceramics, Ltd.............................................   144,687    581,962
    Kakinada Fertilizers, Ltd.........................................   632,948    133,396
    Kalpataru Power Transmission, Ltd.................................   145,414    263,571
    Kansai Nerolac Paints, Ltd........................................     5,064    103,154
    Karnataka Bank, Ltd...............................................   891,715  2,758,507
    Karur Vysya Bank, Ltd.............................................   159,651  1,585,581
   *Karuturi Global, Ltd..............................................   408,138     22,655
    Kaveri Seed Co., Ltd..............................................    21,318    546,760
    KEC International, Ltd............................................   423,826    487,389
    Kesoram Industries, Ltd...........................................    56,319    129,107
    Kewal Kiran Clothing, Ltd.........................................     1,598     22,069
   *Kirloskar Brothers, Ltd...........................................       817      2,538
    Kirloskar Industries, Ltd.........................................     2,364     17,311
    Kirloskar Oil Engines, Ltd........................................   218,179    847,464
    KPIT Cummins Infosystems, Ltd.....................................   476,190  1,004,829
    KSB Pumps, Ltd....................................................    31,790    111,269
   *KSK Energy Ventures, Ltd..........................................    53,226     58,584
    Lakshmi Machine Works, Ltd........................................    18,497    757,963
    Lakshmi Vilas Bank, Ltd...........................................   168,347    328,211
   *Lanco Infratech, Ltd.............................................. 3,956,181    926,768
    Madras Cements, Ltd...............................................   285,848  1,299,117
   *Mahanagar Telephone Nigam, Ltd....................................   902,461    421,019
    Maharashtra Scooters, Ltd.........................................     3,473     31,342
    Maharashtra Seamless, Ltd.........................................   108,527    488,461
    Mahindra & Mahindra Financial Services, Ltd.......................   100,345  1,987,056
    Mahindra Holidays & Resorts India, Ltd............................    29,464    169,024
    Mahindra Lifespace Developers, Ltd................................    57,708    448,419
   *Man Infraconstruction, Ltd........................................    29,888    102,273
    Mandhana Industries, Ltd..........................................    44,029    213,370
    Marico, Ltd.......................................................   499,781  2,127,808
    MAX India, Ltd....................................................   609,399  2,861,634
    McLeod Russel (India), Ltd........................................   298,850  2,036,177
   *Mercator Lines, Ltd...............................................   649,167    241,314

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

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
INDIA -- (Continued)
   *Merck, Ltd........................................................    20,801 $  258,016
    MindTree, Ltd.....................................................    53,931    804,785
    MOIL, Ltd.........................................................   148,616    706,495
    Monnet Ispat, Ltd.................................................    84,484    399,498
    Monsanto India, Ltd...............................................    27,206    327,210
    Motherson Sumi Systems, Ltd.......................................   942,232  3,486,586
    Motilal Oswal Financial Services, Ltd.............................    18,723     38,140
    Mphasis, Ltd......................................................   160,115  1,120,282
    MRF, Ltd..........................................................     6,882  1,700,784
    Nagarjuna Construction Co., Ltd................................... 1,297,770  1,137,175
   *Nagarjuna Oil Refinery, Ltd.......................................   575,408     51,462
    Nahar Capital & Financial Services, Ltd...........................    10,494      8,796
    Nahar Poly Films, Ltd.............................................    28,311      9,504
    Natco Pharma, Ltd.................................................    75,452    656,345
    Nava Bharat Ventures, Ltd.........................................    13,117     48,356
    Navneet Publications India, Ltd...................................   365,011    438,827
    NESCO, Ltd........................................................    36,927    548,717
    NIIT Technologies, Ltd............................................   218,835  1,107,879
    NIIT, Ltd.........................................................   167,888     85,426
    Nitin Fire Protection Industries, Ltd.............................   618,739    832,706
    Noida Toll Bridge Co., Ltd........................................   180,315     75,350
    Oberoi Realty, Ltd................................................     5,185     28,342
    OCL India, Ltd....................................................    51,578    147,757
   *OMAXE, Ltd........................................................   380,256  1,161,182
    Opto Circuits India, Ltd..........................................   489,236    736,518
    Orchid Chemicals & Pharmaceuticals, Ltd...........................   137,657    225,602
    Orient Paper & Industries, Ltd....................................   346,730    512,912
    Oriental Bank of Commerce.........................................   301,950  1,901,550
    Orissa Minerals Development Co., Ltd..............................     9,760    711,444
   *Oswal Chemical & Fertilizers, Ltd.................................    29,723     15,785
    Page Industries, Ltd..............................................    10,338    658,412
   *Panacea Biotec, Ltd...............................................    33,715     81,620
   *Pantaloon Retail India, Ltd.......................................     2,575     11,981
   *Parsvnath Developers, Ltd.........................................   446,760    346,228
    Peninsula Land, Ltd...............................................   367,067    468,335
    Persistent Systems, Ltd...........................................    35,068    363,468
    Petronet LNG, Ltd.................................................   262,078    746,272
    Pfizer, Ltd.......................................................    15,277    329,795
    Phoenix Mills, Ltd................................................   139,032    719,929
   *PI Industries, Ltd................................................     2,494     28,839
    Pidilite Industries, Ltd..........................................   856,406  3,756,543
   *Pipavav Defence & Offshore Engineering Co., Ltd................... 1,437,869  2,364,613
    Piramal Enterprises, Ltd..........................................   237,828  2,513,809
   *Plethico Pharmaceuticals, Ltd.....................................    50,065    332,873
    Polaris Financial Technology, Ltd.................................   125,423    270,134
    Praj Industries, Ltd..............................................   112,064     97,154
    Prakash Industries, Ltd...........................................    15,110     13,082
   *Prestige Estates Projects, Ltd....................................   252,107    855,054
   *Prime Focus, Ltd..................................................   157,581    144,064
    Prism Cement, Ltd.................................................   652,290    527,109
    Proctor & Gamble Hygiene & Health Care, Ltd.......................     3,683    173,547
   *PTC India Financial Services, Ltd.................................   646,838    197,552
    PTC India, Ltd.................................................... 1,196,003  1,744,364
    Punj Lloyd, Ltd................................................... 1,472,197  1,462,036
    Punjab & Sind Bank................................................   203,602    276,081
    Radico Khaitan, Ltd...............................................   371,672  1,036,416
    Rain Commodities, Ltd.............................................   503,573    321,514
    Rajesh Exports, Ltd...............................................   106,849    271,229
   *Rallis India, Ltd.................................................   411,240  1,012,511
    Raymond, Ltd......................................................   209,835  1,482,775
    Redington India, Ltd..............................................   705,720  1,192,836

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

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
INDIA -- (Continued)
    REI Agro, Ltd..................................................... 3,326,772 $  629,328
   *REI Six Ten Retail, Ltd...........................................   159,806     10,643
    Rolta (India), Ltd................................................   548,321    649,422
    Ruchi Soya Industries, Ltd........................................   516,585    675,834
    S Mobility, Ltd...................................................    70,822     44,890
    Sadbhav Engineering, Ltd..........................................   125,707    285,868
    Sanofi India, Ltd.................................................    24,044  1,069,856
   *Sanwaria Agro Oils, Ltd...........................................   145,680     93,556
   *Satyam Computer Services, Ltd..................................... 1,448,406  3,262,180
    Schneider Electric Infrastructure, Ltd............................   242,850    395,645
   *SEAMEC, Ltd.......................................................     6,077      8,609
   *Shasun Pharmaceuticals, Ltd.......................................    97,695    195,863
   *Shipping Corp. of India, Ltd...................................... 1,010,135  1,027,187
    Shiv-Vani Oil & Gas Exploration Services, Ltd.....................     1,193      1,407
    Shoppers Stop, Ltd................................................   158,773  1,327,864
    Shree Cement, Ltd.................................................    16,521  1,387,834
   *Shree Renuka Sugars, Ltd.......................................... 2,575,579  1,424,850
    Simplex Infrastructures, Ltd......................................     1,045      3,611
    Sintex Industries, Ltd............................................ 1,526,447  1,802,480
   *SITI Cable Network, Ltd...........................................   233,056    110,953
    SJVN, Ltd.........................................................   310,835    132,302
    SKF (India), Ltd..................................................    75,831    826,181
    Sobha Developers, Ltd.............................................   284,966  2,295,773
    Solar Industries India, Ltd.......................................    22,013    441,254
    South Indian Bank, Ltd............................................ 1,981,190  1,012,480
    SREI Infrastructure Finance, Ltd..................................   297,648    206,803
    SRF, Ltd..........................................................   111,948    407,506
    State Bank of Bikaner & Jaipur....................................    62,845    559,971
   *Sterling Biotech, Ltd.............................................   305,767     32,806
    Sterlite Technologies, Ltd........................................   745,823    443,510
    Strides Arcolab, Ltd..............................................   273,674  5,601,318
    Styrolution ABS India, Ltd........................................    23,441    294,625
   *Sun Pharma Advanced Research Co., Ltd.............................   510,911  1,129,760
    Sundaram Finance, Ltd.............................................    34,562    318,596
    Sundaram-Clayton, Ltd.............................................     3,890     27,574
    Sundram Fastners, Ltd.............................................   306,501    282,781
    Supreme Industries, Ltd...........................................   148,476    854,493
    Supreme Petrochem, Ltd............................................   103,075    128,155
    Surana Industries, Ltd............................................    14,879     39,410
   *Suzlon Energy, Ltd................................................ 6,303,268  3,007,892
    Swaraj Engines, Ltd...............................................     3,100     27,792
    Syndicate Bank....................................................   874,115  2,223,061
    Tata Chemicals, Ltd...............................................   222,499  1,494,815
    Tata Communications, Ltd..........................................   418,018  1,819,815
   #Tata Communications, Ltd. ADR.....................................    92,938    806,702
    Tata Elxsi, Ltd...................................................    51,574    215,743
    Tata Investment Corp., Ltd........................................    35,371    301,114
    Tata Tea, Ltd..................................................... 1,271,119  3,579,040
   *Tata Teleservices Maharashtra, Ltd................................ 2,003,794    444,719
    Tech Mahindra, Ltd................................................    60,220  1,129,027
   *Techno Electric & Engineering Co., Ltd............................    43,365    153,986
    Texmaco Rail & Engineering, Ltd...................................   155,901    187,701
    Thermax India, Ltd................................................   155,747  1,708,859
    Time Technoplast, Ltd.............................................    99,668     90,288
   *Timken India, Ltd.................................................    42,048    143,514
    Titagarh Wagons, Ltd..............................................    17,656    106,433
    Torrent Pharmaceuticals, Ltd......................................   155,443  2,064,505
    Torrent Power, Ltd................................................   146,430    468,728
    Trent, Ltd........................................................    44,515    958,724
    Triveni Turbine, Ltd..............................................   171,418    186,759
    TTK Prestige, Ltd.................................................    27,558  1,738,835

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

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CONTINUED


                                                                         SHARES      VALUE++
                                                                       ----------- ------------
INDIA -- (Continued)
    Tube Investments of India, Ltd....................................     395,840 $  1,446,835
   *Tulip IT Services, Ltd............................................      73,866       26,205
   *TV18 Broadcast, Ltd...............................................   2,543,785    1,612,002
    TVS Motor Co., Ltd................................................   1,228,130    1,016,264
    UCO Bank..........................................................     992,098    1,413,707
    Uflex, Ltd........................................................      11,351       20,009
    Unichem Laboratories, Ltd.........................................     210,114      743,324
   *Unitech, Ltd......................................................   8,226,016    5,732,172
   *United Bank of India..............................................     427,752      594,939
    United Phosphorus, Ltd............................................   1,520,194    3,822,321
   *Usha Martin, Ltd..................................................     625,251      349,684
   *Vakrangee Software, Ltd...........................................     158,058      198,982
   *Vardhman Special Steels, Ltd......................................      15,258        8,044
    Vardhman Textiles, Ltd............................................      79,246      398,032
    Vesuvius India, Ltd...............................................       1,802       11,393
   *V-Guard Industries, Ltd...........................................      68,341      621,495
    Videocon Industries, Ltd..........................................     489,439    1,871,971
    Vijaya Bank, Ltd..................................................   1,146,883    1,277,965
    VIP Industries, Ltd...............................................     280,314      428,923
    Voltas, Ltd.......................................................     845,492    1,560,419
    VST Industries, Ltd...............................................      14,311      479,368
    WABCO India, Ltd..................................................       8,387      246,262
    Welspun Corp., Ltd................................................     693,755    1,285,431
   *Wockhardt, Ltd....................................................      74,842    2,460,331
    Wyeth, Ltd........................................................      38,992      659,663
   *Zee Learn, Ltd....................................................      57,229       29,954
    Zensar Technologies, Ltd..........................................     104,068      494,578
    Zuari Agro Chemicals, Ltd.........................................      42,970      187,504
    Zuari Global, Ltd.................................................      32,457       53,963
    Zydus Wellness, Ltd...............................................      62,920      591,600
    Zylog Systems, Ltd................................................      34,949       26,119
                                                                                   ------------
TOTAL INDIA...........................................................              338,607,478
                                                                                   ------------
INDONESIA -- (4.2%)
   *PT Lippo Cikarang Tbk.............................................   2,300,500      903,705
    PT Ace Hardware Indonesia Tbk.....................................  16,176,000    1,263,522
    PT Adhi Karya Persero Tbk.........................................   8,176,000    1,682,631
   *PT Agis Tbk.......................................................  12,930,500      517,690
    PT Agung Podomoro Land Tbk........................................  21,261,500      895,462
    PT AKR Corporindo Tbk.............................................  13,595,200    5,412,510
   *PT Alam Sutera Realty Tbk.........................................  78,688,000    6,223,488
    PT Aneka Tambang Persero Tbk......................................  23,835,500    3,330,498
   *PT Arwana Citramulia Tbk..........................................   1,791,500      357,071
    PT Asahimas Flat Glass Tbk........................................     983,000      821,761
    PT Astra Graphia Tbk..............................................   1,904,000      293,614
   *PT Bakrie & Brothers Tbk.......................................... 319,498,500      656,050
    PT Bakrie Sumatera Plantations Tbk................................  59,676,500      558,717
   *PT Bakrie Telecom Tbk.............................................  87,585,398      450,157
   *PT Bakrieland Development Tbk..................................... 204,925,750    1,136,757
    PT Bank Bukopin Tbk...............................................  24,854,666    1,710,526
   *PT Bank Pan Indonesia Tbk.........................................  13,656,500      926,700
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk..............  12,684,500    1,564,093
    PT Bank Tabungan Negara Persero Tbk...............................  18,048,749    3,005,186
   *PT Barito Pacific Tbk.............................................  11,088,500      455,389
   *PT Benakat Petroleum Energy Tbk...................................  42,233,500      672,017
   *PT Berau Coal Energy Tbk..........................................  25,229,500      596,864
   *PT Berlian Laju Tanker Tbk........................................  35,106,366           --
   *PT Bhakti Investama Tbk........................................... 103,922,400    5,285,100
    PT Bisi International Tbk.........................................   8,355,000      687,089
   *PT Borneo Lumbung Energi & Metal Tbk..............................  15,086,000      759,598
   *PT Budi Acid Jaya Tbk.............................................   5,947,000       71,018

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

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ----------- ----------
INDONESIA -- (Continued)
   *PT Bumi Resources Minerals Tbk....................................   7,618,000 $  183,855
    PT Bumi Serpong Damai Tbk.........................................  27,897,700  4,013,898
    PT BW Plantation Tbk..............................................  10,898,000  1,443,847
   *PT Central Proteinaprima Tbk......................................  21,920,000     58,513
   *PT Chandra Asri Petrochemical Tbk.................................      13,500      4,385
    PT Charoen Pokphand Indonesia Tbk.................................  10,683,000  4,261,228
    PT Ciputra Development Tbk........................................  51,746,080  4,891,036
    PT Ciputra Property Tbk...........................................  11,177,500    792,606
    PT Ciputra Surya Tbk..............................................   5,622,000  1,473,284
    PT Citra Marga Nusaphala Persada Tbk..............................  10,705,000  2,036,414
    PT Clipan Finance Indonesia Tbk...................................   1,482,000     69,271
   *PT Darma Henwa Tbk................................................  72,303,600    371,203
   *PT Davomas Adabi Tbk..............................................  37,629,500    193,170
   *PT Delta Dunia Makmur Tbk.........................................  36,242,000    800,682
   *PT Energi Mega Persada Tbk........................................ 175,439,000  1,676,055
    PT Ever Shine Textile Tbk.........................................   3,654,640     59,660
   *PT Exploitasi Energi Indonesia Tbk................................  28,246,500  1,015,594
   *PT Fajar Surya Wisesa Tbk.........................................       5,000      1,298
    PT Gajah Tunggal Tbk..............................................  10,043,500  2,324,082
   *PT Garda Tujuh Buana Tbk..........................................      61,500     37,810
   *PT Garuda Indonesia Persero Tbk...................................  22,701,500  1,516,450
    PT Global Mediacom Tbk............................................  16,714,500  3,735,135
    PT Gozco Plantations Tbk..........................................  12,307,700    241,612
   *PT Hanson International Tbk.......................................  27,497,000    890,137
    PT Harum Energy Tbk...............................................   5,907,500  3,639,599
    PT Hexindo Adiperkasa Tbk.........................................   1,360,500    936,053
    PT Holcim Indonesia Tbk...........................................   8,579,000  2,732,924
   *PT Indah Kiat Pulp & Paper Corp. Tbk..............................  11,589,500    857,027
    PT Indika Energy Tbk..............................................  10,666,500  1,611,392
   *PT Indomobil Sukses Internasional Tbk.............................   5,344,500  2,826,041
    PT Indorama Synthetics Tbk........................................     485,000     67,005
   *PT Inovisi Infracom Tbk...........................................     240,700    171,832
    PT Intiland Development Tbk.......................................  27,026,532    929,917
    PT Japfa Comfeed Indonesia Tbk....................................   4,803,500  3,455,402
    PT Jaya Real Property Tbk.........................................   1,967,500    686,807
   *PT Kawasan Industri Jababeka Tbk.................................. 109,273,500  2,638,392
   *PT Krakatau Steel Persero Tbk.....................................   7,398,000    486,107
    PT Lippo Karawaci Tbk.............................................  23,016,812  2,435,744
   *PT Malindo Feedmill Tbk...........................................   6,221,000  1,612,198
    PT Matahari Putra Prima Tbk.......................................  11,252,128  1,412,275
   *PT Mayorah Indah Tbk..............................................   3,432,500  7,252,185
    PT Medco Energi Internasional Tbk.................................   8,831,000  1,424,269
    PT Media Nusantara Citra Tbk......................................  12,352,485  3,015,388
    PT Mitra Adiperkasa Tbk...........................................   7,061,500  4,644,674
   *PT Mitra International Resources Tbk..............................   6,855,000     76,714
   *PT Modern Internasional Tbk.......................................   1,920,800    189,169
    PT Multistrada Arah Sarana Tbk....................................   6,803,000    258,413
   *PT Mutlipolar Corporation Tbk.....................................   7,277,000    246,695
    PT Nippon Indosari Corpindo Tbk...................................     657,000    421,904
   *PT Nusantara Infrastructure Tbk...................................  10,919,000    223,250
    PT Pabrik Kertas Tjiwi Kimia Tbk..................................     557,500    112,213
    PT Pakuwon Jati Tbk...............................................  70,747,200  1,999,457
    PT Pan Brothers Tbk...............................................     207,000      8,495
   *PT Panasia Indo Resources Tbk.....................................      79,000      6,651
   *PT Panin Financial Tbk............................................  96,871,500  1,751,575
    PT Panin Insurance Tbk............................................   6,780,000    417,142
    PT Pembangunan Perumahan Persero Tbk..............................  13,996,500  1,248,966
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.............  14,662,500  3,318,197
   *PT Polaris Investama Tbk..........................................   2,730,500    315,656
   *PT Polychem Indonesia Tbk.........................................   4,642,000    169,267
    PT Ramayana Lestari Sentosa Tbk...................................  23,532,000  2,824,856

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         SHARES      VALUE++
                                                                       ----------- ------------
INDONESIA -- (Continued)
    PT Resource Alam Indonesia Tbk....................................   2,594,000 $    718,884
   *PT Samindo Resources Tbk..........................................     879,750       72,355
    PT Sampoerna Agro Tbk.............................................   4,785,500    1,142,691
    PT Samudera Indonesia Tbk.........................................     142,500       59,275
    PT Selamat Sempurna Tbk...........................................   4,386,500    1,080,913
   *PT Sentul City Tbk................................................ 132,559,000    3,475,454
    PT Sinar Mas Agro Resources & Technology Tbk......................   1,037,460      735,906
   *PT Sugih Energy Tbk...............................................  38,911,000    1,501,084
    PT Summarecon Agung Tbk...........................................  33,746,532    6,551,318
   *PT Sunson Textile Manufacturer Tbk................................   2,325,500       31,123
   *PT Surabaya Agung Industri Pulp & Kertas Tbk......................      64,500        1,755
   *PT Surya Dumai Industri Tbk.......................................   3,298,500           --
    PT Surya Semesta Internusa Tbk....................................  30,146,000    4,306,595
   *PT Suryainti Permata Tbk..........................................   7,252,000       66,266
   *PT Texmaco Jaya Tbk...............................................      93,000       28,167
    PT Tiga Pilar Sejahtera Food Tbk..................................  12,959,500    1,517,398
    PT Timah Persero Tbk..............................................  14,203,000    2,407,471
   *PT Total Bangun Persada TbK.......................................  10,659,500    1,116,216
   *PT Tower Bersama Infrastructure Tbk...............................   3,673,000    2,224,614
   *PT Trada Maritime Tbk.............................................  38,168,513    5,177,318
    PT Trias Sentosa Tbk..............................................  38,725,600    1,372,768
   *PT Trimegah Securities Tbk........................................   9,741,000      118,108
   *PT Truba Alam Manunggal Engineering Tbk...........................  21,316,500      109,428
    PT Tunas Baru Lampung Tbk.........................................   9,945,000      485,909
    PT Tunas Ridean Tbk...............................................  13,838,000    1,278,574
    PT Ultrajaya Milk Industry & Trading Co. Tbk......................   1,000,500      169,587
    PT Unggul Indah Cahaya Tbk........................................      48,239        9,905
    PT Wijaya Karya Persero Tbk.......................................  16,679,500    2,827,462
                                                                                   ------------
TOTAL INDONESIA.......................................................              167,338,833
                                                                                   ------------
ISRAEL -- (0.0%)
    Alony Hetz Properties & Investments, Ltd..........................           1            3
    Beit Shemesh Engines Holdings, Ltd................................          --           --
    Delta-Galil Industries, Ltd.......................................           1            9
   *Electra Real Estate, Ltd..........................................           1            2
   *Feuchtwanger Investments, Ltd.....................................       4,200           14
   *Formula Systems (1985), Ltd.......................................          --            3
   *Formula Vision Technologies, Ltd..................................           1           --
   *Jerusalem Oil Exploration, Ltd....................................          --            4
   *Knafaim Holdings, Ltd.............................................      19,085       52,076
   *Metis Capital, Ltd................................................         919        1,120
    Mivtach Shamir Holdings, Ltd......................................      12,073      274,823
   *Naphtha Israel Petroleum Corp., Ltd...............................           1            5
   *Osem Investments, Ltd.............................................           1           11
   *Super-Sol, Ltd. Series B..........................................          --            1
                                                                                   ------------
TOTAL ISRAEL..........................................................                  328,071
                                                                                   ------------
MALAYSIA -- (4.2%)
   *Adventa Berhad....................................................       4,600          399
    Aeon Co. (M) Berhad...............................................   1,074,000    4,373,820
    Aeon Credit Service M Berhad......................................      46,800      156,563
    Affin Holdings Berhad.............................................   1,180,700    1,250,337
   *Alam Maritim Resources Berhad.....................................   1,665,900      450,189
    Amway (Malaysia) Holdings Berhad..................................     399,300    1,418,178
    Ann Joo Resources Berhad..........................................     994,350      415,947
   *Anson Perdana Berhad..............................................      10,000          145
    APM Automotive Holdings Berhad....................................     340,400      615,371
    Asas Dunia Berhad.................................................     100,400       45,915
   *Benalec Holdings Berhad...........................................   3,129,700    1,189,294
   *Berjaya Assets Berhad.............................................     810,100      226,732
    Berjaya Corp. Berhad..............................................  14,661,500    2,524,424

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
MALAYSIA -- (Continued)
    Berjaya Land Berhad............................................... 3,734,000 $  997,050
   *Bernas Padiberas Nasional Berhad..................................    27,900     28,353
    BIMB Holdings Berhad.............................................. 2,104,000  2,044,958
    Bintulu Port Holdings Berhad......................................    25,900     59,186
    BLD Plantation Berhad.............................................     7,900     21,157
   *Bolton Berhad.....................................................   689,430    177,493
    Bonia Corp. Berhad................................................    21,400     15,014
   *Boustead Heavy Industries Corp. Berhad............................     2,600      1,823
    Boustead Holdings Berhad..........................................   776,872  1,210,183
    Bursa Malaysia Berhad............................................. 2,448,700  5,217,975
    Cahya Mata Sarawak Berhad.........................................   907,500    882,039
   *Can-One Berhad....................................................   194,100    139,325
    Carlsberg Brewery Berhad..........................................   903,700  3,458,762
   *Carotech Berhad...................................................   230,650      1,485
    CB Industrial Product Holding Berhad..............................   948,520    809,115
    Chemical Co. of Malaysia Berhad...................................   283,900     78,545
    Chin Teck Plantations Berhad......................................    33,000     94,342
    CI Holdings Berhad................................................    29,900      9,520
    Coastal Contracts Berhad..........................................   764,566    499,599
    CSC Steel Holdings Berhad.........................................   534,600    204,764
    Cycle & Carriage Bintang Berhad...................................    15,000     13,410
    Daibochi Plastic & Packaging Industry Berhad......................    34,700     27,895
   *Datuk Keramik Holdings Berhad.....................................    24,000         --
    Dayang Enterprise Holdings Berhad................................. 1,068,131    869,817
    Dialog Group Berhad............................................... 4,126,992  3,069,122
    Dijaya Corp. Berhad...............................................   853,400    280,273
    DRB-Hicom Berhad.................................................. 5,663,500  4,685,006
    Dutch Lady Milk Industries Berhad.................................   136,600  1,861,820
    Eastern & Oriental Berhad......................................... 4,430,500  2,181,926
    ECM Libra Financial Group Berhad.................................. 1,372,801    384,463
   *Elk-Desa Resources Berhad.........................................   185,378     75,774
    Encorp Berhad.....................................................    55,200     10,818
    Eng Kah Corp. Berhad..............................................    21,890     23,880
    Evergreen Fibreboard Berhad....................................... 1,239,400    239,305
    Faber Group Berhad................................................ 1,170,000    537,429
    Far East Holdings Berhad..........................................    61,500    140,608
   *Fountain View Development Berhad..................................   808,200         --
    Fraser & Neave Holdings Berhad....................................   190,500  1,120,912
    George Kent (Malaysia) Berhad.....................................    34,200      9,987
    Globetronics Technology Berhad....................................   680,560    382,114
    Glomac Berhad..................................................... 1,669,200    459,403
   *Golden Plus Holdings Berhad.......................................   216,000     72,996
   *Goldis Berhad.....................................................   524,250    337,857
   *Green Packet Berhad...............................................   347,100     45,153
    Guan Chong Berhad.................................................   163,300     89,445
    Guinness Anchor Berhad............................................   877,100  4,573,668
    GuocoLand (Malaysia) Berhad.......................................   719,200    192,169
    Hai-O Enterprise Berhad...........................................   445,180    343,777
    Hap Seng Consolidated Berhad...................................... 4,540,640  2,381,943
    Hap Seng Plantations Holdings Berhad.............................. 1,097,000    967,660
    Hartalega Holdings Berhad......................................... 1,059,000  1,527,593
    Hiap Teck Venture Berhad..........................................   220,800     29,843
   *Ho Wah Genting Berhad............................................. 3,176,000    260,565
    Hock Seng Lee Berhad.............................................. 1,070,416    510,222
    Hong Leong Industries Berhad......................................   605,900    857,803
   *Hovid Berhad......................................................   922,600     69,771
   *Hua Yang Berhad...................................................   108,800     56,781
   *Hunza Properties Berhad...........................................   446,200    212,281
    Hwang-DBS (Malaysia) Berhad.......................................   293,200    350,898
    IGB Corp. Berhad.................................................. 5,289,255  3,979,345
   *IGB Real Estate Investment Trust.................................. 1,240,638    542,982

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
MALAYSIA -- (Continued)
    IJM Land Berhad................................................... 2,302,800 $1,594,691
    IJM Plantations Berhad............................................ 1,579,500  1,504,645
   *Inch Kenneth Kajang Rubber Berhad.................................   720,100    221,369
   *Insas Berhad...................................................... 1,771,381    239,408
    Integrated Logistics Berhad.......................................   260,515     76,337
    Integrax Berhad...................................................    36,600     15,089
    Iris Corp. Berhad................................................. 4,206,300    223,066
   *Jaks Resources Berhad............................................. 1,842,000    201,644
    Jaya Tiasa Holdings Berhad........................................ 1,561,527    945,259
    JCY International Berhad.......................................... 3,285,800    665,794
    JobStreet Corp. Berhad............................................    26,700     20,655
    JT International Berhad...........................................   554,100  1,150,043
    K & N Kenanga Holdings Berhad.....................................   898,100    167,675
   *Karambunai Corp. Berhad........................................... 4,654,100    172,499
    Keck Seng (Malaysia) Berhad.......................................   828,150  1,112,621
    Kian Joo Can Factory Berhad....................................... 1,453,280  1,043,720
    Kim Loong Resources Berhad........................................   292,760    208,210
   *Kinsteel Berhad................................................... 1,888,600    176,201
    KLCC Property Holdings Berhad.....................................   926,400  1,874,956
   *KNM Group Berhad.................................................. 7,015,850  1,083,782
    Kossan Rubber Industries Berhad...................................   977,600  1,051,787
    KPJ Healthcare Berhad............................................. 3,189,750  5,862,986
    KrisAssets Holdings Berhad........................................   424,963      8,840
    KSK Group Berhad.................................................. 3,263,700    625,040
   *KSL Holdings Berhad...............................................   730,166    389,902
   *KUB (Malaysia) Berhad............................................. 1,353,500    176,578
    Kulim (Malaysia) Berhad...........................................   960,700  1,114,350
   *Kumpulan Europlus Berhad.......................................... 1,328,300    374,269
    Kumpulan Fima Berhad..............................................   655,550    384,123
    Kumpulan Perangsang Selangor Berhad...............................   597,200    179,478
    Kwantas Corp. Berhad..............................................   390,200    231,207
   *Land & General Berhad............................................. 2,905,400    359,979
   *Landmarks Berhad.................................................. 1,099,400    344,877
    LBS Bina Group Berhad............................................. 1,046,400    287,880
    Lingkaran Trans Kota Holdings Berhad..............................   915,600  1,257,565
    Lingui Development Berhad.........................................   266,600    139,008
   *Lion Corp. Berhad.................................................   535,800     56,063
    Lion Industries Corp. Berhad...................................... 2,616,800    791,951
    LPI Capital Berhad................................................    87,980    379,551
    Mah Sing Group Berhad............................................. 2,203,740  1,618,595
    Malayan Flour Mills Berhad........................................ 1,304,650    508,520
    Malaysia Building Society Berhad.................................. 1,463,200  1,063,667
   *Malaysian Airline System Berhad................................... 5,221,300  1,160,097
    Malaysian Bulk Carriers Berhad.................................... 1,677,100    723,278
    Malaysian Pacific Industries Berhad...............................   364,713    294,649
    Malaysian Resources Corp. Berhad.................................. 9,450,949  4,225,361
   *Mancon Berhad.....................................................    12,000      3,360
    Marco Holdings Berhad............................................. 1,304,500     63,135
   *Masterskill Education Group Berhad................................   123,600     25,434
    MBM Resources Berhad..............................................   894,796  1,003,226
    Media Chinese International, Ltd.................................. 1,506,800    542,759
    Media Prima Berhad................................................ 4,543,703  3,261,103
    Mega First Corp. Berhad...........................................   404,800    208,602
   *MEMS Technology Berhad............................................ 1,917,000     37,020
   *MHC Plantations Berhad............................................    22,300      7,532
   *MK Land Holdings Berhad...........................................   775,500     77,430
    MKH Berhad........................................................   723,292    407,387
    MNRB Holdings Berhad..............................................   693,800    563,056
    Mudajaya Group Berhad............................................. 1,097,666    904,497
    Muhibbah Engineering Berhad....................................... 1,804,250    493,433
   *Mulpha International Berhad....................................... 8,235,600  1,020,204

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
MALAYSIA -- (Continued)
    Multi-Purpose Holdings Berhad..................................... 1,022,000 $1,082,411
    My EG Services Berhad............................................. 1,961,900    495,761
    Naim Holdings Berhad..............................................   762,900    461,556
    NCB Holdings Berhad............................................... 1,147,200  1,646,823
   *Nikko Electronics Berhad..........................................    36,600        118
    Notion VTEC Berhad................................................   688,216    166,139
    NTPM Holdings Berhad.............................................. 1,203,180    174,286
    Nylex (Malaysia) Berhad...........................................   285,857     45,978
    Oldtown Berhad....................................................   595,700    423,223
    Oriental Holdings Berhad..........................................   204,200    554,089
    OSK Holdings Berhad............................................... 2,213,270  1,039,292
    P.I.E. Industrial Berhad..........................................   140,100    194,186
   *Padini Holdings Berhad............................................ 2,737,400  1,595,116
    Panasonic Manufacturing (Malaysia) Berhad.........................   157,184  1,022,031
   *Panglobal Berhad..................................................    14,000      8,516
    Paramount Corp. Berhad............................................   291,300    145,296
    Parkson Holdings Berhad...........................................   570,500    887,440
    PBA Holdings Berhad...............................................   274,100     76,815
    Pelikan International Corp. Berhad................................   768,519    170,804
   *Perdana Petroleum Berhad.......................................... 1,988,100    722,680
   *Perisai Petroleum Teknologi Berhad................................ 3,113,600  1,033,648
    Perusahaan Sadur Timah Malaysia (Perstima) Berhad.................     5,000      4,952
    PJ Development Holdings Berhad.................................... 1,247,700    317,321
    POS (Malaysia) Berhad............................................. 2,247,600  2,567,231
    Press Metal Berhad................................................   949,700    562,591
   *Prime Utilities Berhad............................................     3,000         87
    Protasco Berhad...................................................   457,600    144,182
   *Puncak Niaga Holdings Berhad......................................   929,120    358,683
    QL Resources Berhad............................................... 2,093,420  2,072,881
    RCE Capital Berhad................................................ 1,535,850    123,434
   *Rimbunan Sawit Berhad............................................. 1,755,800    443,666
    Salcon Berhad.....................................................   749,400    100,109
   *Sapurakencana Petroleum Berhad.................................... 2,471,424  2,323,459
    Sarawak Oil Palms Berhad..........................................   305,260    560,942
    Sarawak Plantation Berhad.........................................   106,600     85,832
    Scientex Berhad...................................................   280,762    272,802
   *Scomi Group Berhad................................................ 7,933,200    893,976
    Selangor Dredging Berhad.......................................... 1,118,200    285,961
    Selangor Properties Berhad........................................   141,900    157,564
    Shangri-La Hotels (Malaysia) Berhad...............................   240,000    294,005
    Shell Refining Co. Federation of Malaysia Berhad..................     7,900     20,879
    SHL Consolidated Berhad...........................................   277,400    115,997
    Southern Acids (Malaysia) Berhad..................................    41,000     31,112
   *SRI Hartemas Berhad...............................................    65,000         --
    Star Publications (Malaysia) Berhad...............................   772,900    651,699
    Subur Tiasa Holdings Berhad.......................................   386,085    245,148
   *Sunway Berhad..................................................... 2,950,370  2,278,592
    Supermax Corp. Berhad............................................. 3,267,500  2,019,540
    Suria Capital Holdings Berhad.....................................   672,800    344,291
    Syarikat Takaful Malaysia Berhad..................................   268,000    470,210
    Ta Ann Holdings Berhad............................................   898,108  1,064,163
    TA Enterprise Berhad.............................................. 5,680,800    922,570
    TA Global Berhad.................................................. 3,378,340    255,277
    TAHPS Group Berhad................................................     4,000      6,081
    Tan Chong Motor Holdings Berhad................................... 1,439,300  2,329,023
    Tasek Corp. Berhad................................................    61,800    278,661
    TDM Berhad........................................................   551,700    593,856
   *TH Heavy Engineering Berhad....................................... 2,725,000    425,742
   *TH Plantations Berhad............................................. 1,238,900    810,229
    Three-A Resources Berhad..........................................    11,100      3,678
   *Time Dotcom Berhad................................................ 1,821,888  2,169,756

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
MALAYSIA -- (Continued)
    Time Engineering Berhad........................................... 1,055,200 $     91,761
    Top Glove Corp. Berhad............................................ 2,473,860    4,165,420
    Tradewinds (Malaysia) Berhad......................................   574,600    1,713,178
    Tradewinds Corp. Berhad...........................................   803,900      271,626
    Tradewinds Plantation Berhad......................................   330,400      455,779
    TRC Synergy Berhad................................................   155,520       27,552
    TSH Resources Berhad.............................................. 1,931,400    1,306,204
    Uchi Technologies Berhad.......................................... 1,248,800      470,239
    Unico-Desa Plantations Berhad..................................... 1,853,775      663,553
    Unisem (Malaysia) Berhad.......................................... 3,139,090    1,041,824
    United Malacca Berhad.............................................   396,150      893,408
    United Plantations Berhad.........................................   508,900    4,254,100
   *UOA Development Berhad............................................ 1,407,000      769,949
    VS Industry Berhad................................................   344,026      152,843
    Wah Seong Corp. Berhad............................................ 1,820,593      967,002
    WCT Berhad........................................................ 4,228,840    3,007,301
    Wellcall Holdings Berhad..........................................    18,000       12,519
    Wing Tai (Malaysia) Berhad........................................   551,500      337,237
    WTK Holdings Berhad............................................... 1,966,500      572,884
   *Yinson Holdings Berhad............................................   132,900       94,167
    YNH Property Berhad...............................................   918,198      579,362
    YTL e-Solutions Berhad............................................ 3,485,600      734,564
   *YTL Land & Development Berhad..................................... 1,058,500      299,823
    Zhulian Corp. Berhad..............................................   554,733      500,646
                                                                                 ------------
TOTAL MALAYSIA........................................................            169,255,490
                                                                                 ------------
MEXICO -- (3.4%)
  #*Alsea S.A.B. de C.V............................................... 2,762,799    6,388,427
   #Arca Continental S.A.B. de C.V.................................... 1,537,818   11,727,214
  #*Axtel S.A.B. de C.V............................................... 4,548,460    1,259,228
   *Banregio Grupo Financiero S.A.B. de C.V...........................   535,224    2,524,451
   *Bio Pappel S.A.B. de C.V..........................................   252,697      328,725
    Bolsa Mexicana de Valores S.A. de C.V............................. 2,416,799    6,111,092
   #Cia Minera Autlan S.A.B. de C.V. Series B.........................   424,192      465,408
   #Compartamos S.A.B. de C.V......................................... 3,957,362    6,147,099
  #*Consorcio ARA S.A.B. de C.V. Series *............................. 4,647,589    1,739,931
   *Consorcio Hogar S.A.B. de C.V. Series B...........................    49,493       11,074
   *Corporacion GEO S.A.B. de C.V. Series B........................... 3,194,830    3,743,961
   *Corporacion Interamericana de Entramiento S.A.B. de C.V...........
    Series B..........................................................   960,372      698,680
   *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B......     1,323          468
    Corporacion Moctezuma S.A.B. de C.V. Series *.....................   858,200    2,610,792
    Corporativo Fragua S.A.B. de C.V..................................         3           50
   *Corporativo GBM S.A.B. de C.V.....................................    26,419       13,558
  #*Desarrolladora Homex S.A.B. de C.V................................ 1,235,743    3,010,973
  #*Desarrolladora Homex S.A.B. de C.V. ADR...........................    38,266      558,301
   *Empaques Ponderosa S.A. de C.V. Series B..........................   206,000       14,582
  #*Empresas ICA S.A.B. de C.V........................................ 1,916,250    5,743,656
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR.........................   626,760    7,502,317
  #*Financiera Independencia S.A.B. de C.V............................   215,935       83,218
  #*Genomma Lab Internacional S.A.B. de C.V. Series B................. 5,094,797   11,636,458
  #*Gruma S.A.B. de C.V. ADR..........................................    33,070      439,831
   *Gruma S.A.B. de C.V. Series B..................................... 1,500,820    4,965,905
  #*Grupo Aeromexico S.A.B. de C.V....................................   448,908      648,933
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V................   702,548    2,349,452
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR...........     3,642       96,950
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...............    11,942      743,270
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B..........   624,635    3,895,801
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR................    16,100    1,922,501
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B...........   234,096    2,796,352
   *Grupo Cementos de Chihuahua S.A.B. de C.V.........................   822,000    2,876,929
    Grupo Comercial Chedraui S.A. de C.V..............................    12,341       42,853

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

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CONTINUED


                                                                         SHARES      VALUE++
                                                                       ----------- ------------
MEXICO -- (Continued)
  #*Grupo Famsa S.A.B. de C.V. Series A...............................   1,313,858 $  1,777,355
    Grupo Herdez S.A.B. de C.V. Series *..............................     929,558    2,939,002
    Grupo Industrial Maseca S.A.B. de C.V. Series B...................     578,600      709,905
    Grupo Industrial Saltillo S.A.B. de C.V...........................     165,733      397,563
    Grupo Kuo S.A.B. de C.V. Series B.................................     297,061      781,518
    Grupo Nutrisa S.A.B. de C.V.......................................          88          561
   *Grupo Pochteca S.A.B. de C.V......................................   2,167,402      975,063
   *Grupo Posadas S.A.B. de C.V. Series L.............................     198,900      324,601
   *Grupo Qumma S.A. de C.V. Series B.................................     105,334        1,491
  #*Grupo Simec S.A. de C.V. Series B.................................     677,138    3,371,151
   *Grupo Simec S.A. de C.V. Sponsored ADR............................       4,478       66,364
   *Grupo Sports World S.A.B. de C.V..................................      41,891       59,503
   #Industrias Bachoco S.A.B. de C.V. Series B........................     258,048      598,715
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR...................       7,071      196,715
   *Industrias CH S.A.B. de C.V. Series B.............................   1,217,718   10,038,947
   *Inmuebles Carso S.A.B. de C.V. Series B-1.........................     340,447      294,537
    Megacable Holdings S.A.B. de C.V..................................     221,418      584,255
  #*OHL Mexico S.A.B. de C.V..........................................     818,389    1,853,743
   *Promotora y Operadora de Infraestructura S.A.B. de C.V............   1,217,941    8,698,758
   *Qualitas Controladora S.A.B. de C.V...............................      12,200       21,513
   *Sanluis Rassini S.A.P.I. de C.V. Series A.........................       3,300           --
   *Sanluis Rassini S.A.P.I. de C.V. Series B.........................       4,642           --
   *Sanluis Rassini S.A.P.I. de C.V. Series C.........................       4,642           --
   *Savia S.A. de C.V. Series A.......................................     610,700       38,425
    TV Azteca S.A.B. de C.V...........................................   7,046,406    4,976,698
   *Urbi Desarrollos Urbanos S.A.B. de C.V............................   2,371,991    1,378,652
   *Vitro S.A.B. de C.V. Series A.....................................     736,702    1,158,828
                                                                                   ------------
TOTAL MEXICO..........................................................              134,342,303
                                                                                   ------------
PHILIPPINES -- (1.7%)
    A. Soriano Corp...................................................   3,430,211      479,982
    Aboitiz Equity Ventures, Inc......................................   1,662,730    2,272,402
    Alsons Consolidated Resources, Inc................................   3,263,000      102,110
   *Atlas Consolidated Mining & Development...........................   2,742,100    1,483,174
   *Belle Corp........................................................  18,496,600    2,304,061
   *Cebu Air, Inc.....................................................     963,340    1,467,330
    Cebu Holdings, Inc................................................   3,291,900      345,026
    China Banking Corp................................................     386,780      537,005
    EEI Corp..........................................................   1,161,600      328,515
   *Empire East Land Holdings, Inc....................................  19,707,000      498,367
    Filinvest Development Corp........................................   2,852,922      354,005
    Filinvest Land, Inc...............................................  72,127,577    3,082,434
   *First Gen Corp....................................................   4,561,500    2,965,200
    First Philippines Holdings Corp...................................   1,527,600    3,856,750
   *Ginebra San Miguel, Inc...........................................     898,600      377,118
   *Global Estate Resorts, Inc........................................   9,584,000      504,695
    House of Investments, Inc.........................................     100,000       16,001
    International Container Terminal Services, Inc....................     319,998      598,574
    Jollibee Foods Corp...............................................     878,578    2,370,062
   *Lafarge Republic, Inc.............................................   2,327,882      656,170
   *Lepanto Consolidated Mining Co. Series B..........................  26,421,000      792,701
    Lopez Holdings Corp...............................................   9,123,100    1,639,027
    Macroasia Corp....................................................     447,500       28,909
   *Manila Mining Corp. Series B...................................... 144,762,500      245,422
    Manila Water Co., Inc.............................................   3,206,500    2,829,202
   *Megawide Construction Corp........................................      55,700       25,154
    Megaworld Corp....................................................  49,951,000    4,136,239
   *Metro Pacific Corp. Series A......................................   1,827,193       93,414
    Metro Pacific Investments Corp....................................  20,819,100    2,665,678
   *Pepsi-Cola Products Philippines, Inc..............................   5,159,500      810,692
   *Philex Petroleum Corp.............................................     218,300      179,746

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CONTINUED


                                                                         SHARES      VALUE++
                                                                       ----------- -----------
PHILIPPINES -- (Continued)
   *Philippine Bank of Communications.................................      14,726 $    27,642
   *Philippine National Bank..........................................   1,243,335   3,029,243
   *Philippine National Construction Corp.............................     173,000      20,836
    Philippine Savings Bank...........................................     356,863     940,150
    Philippine Stock Exchange, Inc....................................      85,510     966,115
   *Philippine Townships, Inc.........................................     318,732      37,212
    Philodrill Corp................................................... 274,300,000     283,241
   *Philtown Properties, Inc..........................................     111,562       4,223
    PhilWeb Corp......................................................   2,439,840     850,205
    Phinma Corp.......................................................     135,549      40,101
   *Phoenix Petroleum Philippines, Inc................................      48,200      12,805
   *RFM Corp..........................................................   8,590,268   1,018,519
    Rizal Commercial Banking Corp.....................................   1,225,540   2,050,565
   *Robinson's Land Corp. Series B....................................   7,630,305   4,017,595
    Security Bank Corp................................................     984,610   4,205,722
   *Semirara Mining Corp..............................................     312,750   1,891,743
    Shang Properties, Inc.............................................   1,759,970     134,631
    SM Development Corp...............................................  17,568,317   2,596,507
    Union Bank of Philippines.........................................     668,540   1,982,015
   *Universal Rightfield Property Holdings, Inc.......................   1,062,000         731
    Universal Robina Corp.............................................   2,095,905   4,507,780
    Vista Land & Lifescapes, Inc......................................  14,753,200   1,878,870
   *Yehey! Corp.......................................................      22,253         738
                                                                                   -----------
TOTAL PHILIPPINES.....................................................              68,542,354
                                                                                   -----------

POLAND -- (1.6%)
    Agora SA..........................................................     251,241     727,403
   *Alchemia SA.......................................................     292,351     469,101
   *AmRest Holdings SE................................................      52,852   1,492,974
    Apator SA.........................................................      43,140     454,924
    Asseco Poland SA..................................................     423,139   6,158,776
   *ATM SA............................................................      63,359     238,039
    ATM Systemy Informatyczne SA......................................      48,292      25,059
   *Bank Millennium SA................................................      44,376      65,591
   *Bank Zackodni WBK SA..............................................      12,380   1,006,637
   *Bioton SA.........................................................  12,897,347     292,059
   *Boryszew SA.......................................................   8,964,449   1,622,113
    Budimex SA........................................................      58,233   1,262,217
    CCC SA............................................................      66,172   1,538,075
   *CD Projekt Red SA.................................................     582,919   1,267,102
   *Ciech SA..........................................................     216,659   1,471,956
   *Cinema City International NV......................................      48,259     398,466
   *City Interactive SA...............................................      25,647     223,272
    ComArch SA........................................................       1,416      39,476
   *Cyfrowy Polsat SA.................................................         682       3,696
    Debica SA.........................................................      29,862     647,721
    Dom Development SA................................................       4,673      54,498
   *Dom Maklerski IDM SA..............................................      37,181       2,050
    Elektrobudowa SA..................................................       8,568     387,725
    Emperia Holding SA................................................      51,549     977,218
    Eurocash SA.......................................................     223,804   3,646,289
    Fabryki Mebli Forte SA............................................      48,823     238,039
   *Famur SA..........................................................     256,705     377,749
   *Farmacol SA.......................................................      50,868     622,521
   *Getin Holding SA..................................................   1,841,836   1,620,300
    Grupa Kety SA.....................................................      39,486   1,827,142
   *Grupa Lotos SA....................................................     371,629   4,813,890
   *Hawe SA...........................................................     339,158     379,276
   *Impexmetal SA.....................................................     533,046     622,888
    Inter Cars SA.....................................................      14,871     451,381
   *Kernel Holding SA.................................................      22,208     499,045

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
POLAND -- (Continued)
    Koelner SA........................................................        800 $     2,515
   *Kopex SA..........................................................    139,522     722,821
   *LC Corp. SA.......................................................      9,839       4,141
    LPP SA............................................................      1,964   3,079,568
    Lubelski Wegiel Bogdanka SA.......................................    185,402   8,198,231
   *MCI Management SA.................................................     89,553     195,942
   *MNI SA............................................................     32,083      14,517
   *Mostostal Warszawa SA.............................................     37,200     184,704
   *Netia SA..........................................................  1,485,916   2,212,477
    Orbis SA..........................................................    130,535   1,609,569
    Pelion SA.........................................................     36,136     453,241
   *Petrolinvest SA...................................................    909,530     350,236
   *Pfleiderer Grajewo SA.............................................     22,957     116,313
   *Polimex-Mostostal SA..............................................  2,699,832     487,563
   *Polnord SA........................................................     77,257     269,716
   *Polski Koncern Miesny Duda SA.....................................    719,202      88,601
   *PZ Cormay SA......................................................    103,880     535,286
   *Qumak-Sekom SA....................................................        894       3,455
   *Raciborska Fabryka Kotlow SA......................................    236,205     681,119
   *Rovese SA.........................................................    501,512     232,039
   *Rovese SA Issue 12 Shares.........................................    983,936     445,623
   *Stalexport SA.....................................................    109,683      50,844
   *Stalprodukt SA....................................................      8,713     559,539
   *Sygnity SA........................................................     46,479     253,940
    Synthos SA........................................................    898,855   1,525,601
    TVN SA............................................................    950,026   2,983,440
    Warsaw Stock Exchange SA..........................................    108,316   1,411,022
    Zaklady Azotowe Pulawy SA.........................................     26,539   1,100,027
   *Zaklady Azotowe w Tarnowie-Moscicach SA...........................     14,666     267,946
   *Zaklady Chemiczne Police SA.......................................     33,538     143,611
   *Zaklady Lentex SA.................................................    121,070     190,469
    Zaklady Tluszcowe Kruszwica SA....................................      3,076      29,368
    Zelmer SA.........................................................      4,811      61,561
                                                                                  -----------
TOTAL POLAND..........................................................             64,389,713
                                                                                  -----------

SOUTH AFRICA -- (7.1%)
    Acucap Properties, Ltd............................................    184,773     943,792
    Adcock Ingram Holdings, Ltd.......................................    945,633   6,173,610
    Adcorp Holdings, Ltd..............................................    293,980   1,033,005
    Advtech, Ltd......................................................  1,498,546   1,125,966
    AECI, Ltd.........................................................    579,121   5,535,958
    Afgri, Ltd........................................................  1,421,897     820,310
    African Oxygen, Ltd...............................................    810,002   2,213,144
   *AG Industries, Ltd................................................ 32,496,618      72,659
    Allied Electronics Corp., Ltd.....................................    192,133     491,091
    Allied Technologies, Ltd..........................................    194,422     915,284
   *ArcelorMittal South Africa, Ltd...................................    386,887   1,515,079
    Argent Industrial, Ltd............................................     37,236      28,285
   #Astral Foods, Ltd.................................................    192,472   1,962,762
    Aveng, Ltd........................................................  2,057,732   7,021,877
    AVI, Ltd..........................................................  1,647,300  10,109,538
    Barloworld, Ltd...................................................    882,282   8,220,975
   *Basil Read Holdings, Ltd..........................................    258,738     320,139
   *Bell Equipment, Ltd...............................................    158,539     476,282
    Blue Label Telecoms, Ltd..........................................  1,962,464   1,916,395
    Brait SE..........................................................    647,373   2,312,686
    Business Connexion Group, Ltd.....................................  1,456,417     883,131
   #Capitec Bank Holdings, Ltd........................................    186,504   4,061,999
    Cashbuild, Ltd....................................................    140,414   2,061,121
    Caxton & CTP Publishers & Printers, Ltd...........................     36,508      70,394
    Cipla Medpro South Africa, Ltd....................................  2,445,032   2,492,637

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- -----------
SOUTH AFRICA -- (Continued)
    City Lodge Hotels, Ltd............................................   203,199 $ 2,463,648
    Clicks Group, Ltd................................................. 1,660,327  10,977,260
    Clover Industries, Ltd............................................   319,945     644,897
   *Consolidated Infrastructure Group, Ltd............................    20,853      39,198
    Coronation Fund Managers, Ltd..................................... 1,416,715   6,981,245
   *Corpgro, Ltd......................................................   241,136          --
    Cullinan Holdings, Ltd............................................   326,748      45,663
    Datacentrix Holdings, Ltd.........................................   642,400     278,629
    DataTec, Ltd...................................................... 1,106,298   5,767,850
    Delta EMD, Ltd....................................................    61,447      42,593
    Distell Group, Ltd................................................   283,884   3,516,654
   *Distribution & Warehousing Network, Ltd...........................   258,997     190,476
   *Dorbyl, Ltd.......................................................   179,838      14,073
   #DRDGOLD, Ltd...................................................... 2,401,054   1,963,383
    ElementOne, Ltd...................................................   325,845     323,388
    EOH Holdings, Ltd.................................................   537,445   2,471,810
    Eqstra Holdings, Ltd.............................................. 1,053,438     772,456
   *Evraz Highveld Steel & Vanadium, Ltd..............................   147,184     229,892
    Famous Brands, Ltd................................................   236,617   2,063,073
   *Gijima Group, Ltd................................................. 2,732,265      81,932
    Grindrod, Ltd..................................................... 2,481,530   4,586,104
    Group Five, Ltd...................................................   523,179   1,829,274
    Holdsport, Ltd....................................................    37,557     174,323
    Hudaco Industries, Ltd............................................   220,299   2,852,181
   *Hulamin, Ltd......................................................   328,014     143,162
    Iliad Africa, Ltd.................................................   300,748     180,066
    Illovo Sugar, Ltd................................................. 1,524,492   5,114,997
   *JCI, Ltd.......................................................... 3,131,151          --
   #JD Group, Ltd.....................................................   983,807   4,424,201
    JSE, Ltd..........................................................   530,682   4,086,140
    Kagiso Media, Ltd.................................................   129,088     333,605
    KAP Industrial Holdings, Ltd...................................... 1,870,705     712,921
    Lewis Group, Ltd..................................................   545,025   4,061,243
   *Litha Healthcare Group, Ltd.......................................    46,892      19,613
    Mediclinic International, Ltd.....................................   531,401   3,378,816
   *Merafe Resources, Ltd............................................. 6,359,944     603,622
    Metair Investments, Ltd...........................................   679,768   2,625,211
    Mpact, Ltd........................................................   343,632     759,894
    Mr. Price Group, Ltd..............................................   430,529   5,942,743
   *Murray & Roberts Holdings, Ltd.................................... 2,783,531   7,839,680
    Mustek, Ltd.......................................................   784,364     487,305
   *Mvelaserve, Ltd...................................................   144,333     121,453
    Nampak, Ltd....................................................... 3,859,288  13,644,447
    Network Healthcare Holdings, Ltd..................................   828,841   1,820,107
   *New Bond Capital, Ltd.............................................   607,754       8,829
    Northam Platinum, Ltd............................................. 1,285,240   5,268,922
    Nu-World Holdings, Ltd............................................    28,894      64,148
    Oceana Group, Ltd.................................................   236,995   1,813,317
    Octodec Investments, Ltd..........................................    10,288      22,245
    Omnia Holdings, Ltd...............................................   401,742   6,483,515
    Palabora Mining Co., Ltd..........................................    84,457     970,748
    Peregrine Holdings, Ltd...........................................   614,892     783,641
    Petmin, Ltd....................................................... 1,215,428     314,270
    Pinnacle Technology Holdings, Ltd.................................   809,399   1,759,186
   #Pioneer Foods, Ltd................................................   412,393   3,008,195
    PPC, Ltd.......................................................... 3,061,791  11,105,993
    Premium Properties, Ltd...........................................    34,094      67,676
    PSG Group, Ltd....................................................   742,484   5,061,134
    Rainbow Chicken, Ltd..............................................   173,509     318,496
    Raubex Group, Ltd.................................................   471,055     967,886
   *Redefine Properties International, Ltd............................   218,974     129,973

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
SOUTH AFRICA -- (Continued)
    Resilient Property Income Fund, Ltd............................... 1,196,102 $  6,759,286
    Reunert, Ltd......................................................   990,567    8,264,773
   *Royal Bafokeng Platinum, Ltd......................................   165,995    1,084,553
   *Santam, Ltd.......................................................   126,274    2,637,619
   *Sappi, Ltd........................................................ 3,296,500   11,570,573
   *Sentula Mining, Ltd............................................... 1,367,857      262,384
    Spar Group, Ltd. (The)............................................   622,477    8,181,224
    Spur Corp., Ltd...................................................   493,092    1,487,927
    Stefanutti Stocks Holdings, Ltd...................................   432,875      494,157
    Sun International, Ltd............................................   548,834    6,282,580
   *Super Group, Ltd.................................................. 1,843,752    3,688,394
   *Telkom SA SOC, Ltd................................................ 1,365,576    2,513,892
   *Times Media Group, Ltd............................................    85,496      133,027
    Tongaat-Hulett, Ltd...............................................   629,016    9,823,541
   *Trans Hex Group, Ltd..............................................    57,943       21,836
    Trencor, Ltd......................................................   815,654    6,339,580
    Tsogo Sun Holdings, Ltd...........................................    57,655      158,174
    Value Group, Ltd..................................................   363,719      219,560
    Village Main Reef, Ltd............................................   163,218       23,053
    Vukile Property Fund, Ltd.........................................    85,171      160,433
   *Wesizwe Platinum, Ltd.............................................   188,468       11,489
    Wilson Bayly Holme-Ovcon, Ltd.....................................   322,789    5,611,529
    Zeder Investments, Ltd............................................ 1,932,165      725,425
                                                                                 ------------
TOTAL SOUTH AFRICA....................................................            281,990,530
                                                                                 ------------

SOUTH KOREA -- (13.4%)
  #*3S Korea Co., Ltd.................................................   197,090    1,441,680
  #*Actoz Soft Co., Ltd...............................................    18,307      807,392
   *Aekyung Petrochemical Co., Ltd....................................     5,759      270,526
  #*Agabang&Company...................................................   100,292      783,846
  #*Ahnlab, Inc.......................................................    19,508      946,639
   *AK Holdings, Inc..................................................    12,678      252,634
  #*Amorepacific Group................................................     9,329    3,529,115
   *Anapass, Inc......................................................    37,019      445,591
  #*Asia Cement Co., Ltd..............................................    11,586      689,195
  #*Asia Pacific Systems, Inc.........................................    86,906      643,142
   *Asia Paper Manufacturing Co., Ltd.................................     8,190      128,660
   *Asiana Airlines, Inc..............................................   451,580    2,501,503
  #*AtlasBX Co., Ltd..................................................    33,463      904,900
  #*AUK Corp..........................................................   199,140      334,782
   *Autech Corp.......................................................    45,433      262,893
   *Avaco Co., Ltd....................................................    40,893      248,712
  #*Basic House Co., Ltd. (The).......................................    35,470      485,455
   *BH Co., Ltd.......................................................    53,581      570,912
  #*BHI Co., Ltd......................................................    21,588      574,274
   *Binggrae Co., Ltd.................................................    23,716    2,656,606
  #*Bioland, Ltd......................................................    43,535      573,930
   *Biospace Co., Ltd.................................................    25,325      133,094
   *Biotoxtech Co., Ltd...............................................     3,121       15,327
   *Bongshin Co., Ltd.................................................        64           54
    Bookook Securities Co., Ltd.......................................     7,410      113,506
   *Boryung Medience Co., Ltd.........................................    25,764      270,060
  #*Boryung Pharmaceutical Co., Ltd...................................    18,149      455,027
  #*Brain Technology Industries Co., Ltd..............................   194,140      412,311
   *BS Financial Group, Inc...........................................   572,470    7,568,440
  #*Bu Kwang Pharmaceutical Co., Ltd..................................    73,830      949,150
   *BYC Co., Ltd......................................................       710      121,044
  #*Byucksan Corp.....................................................   139,530      235,690
   *CammSys Corp......................................................    77,720      145,772
  #*Capro Corp........................................................   112,810    1,135,553
   *Celltrion Pharm, Inc..............................................    46,440      701,554

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

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CONTINUED


                                                                       SHARES   VALUE++
                                                                       ------- ----------
SOUTH KOREA -- (Continued)
  #*Chabio & Diostech Co., Ltd........................................ 191,812 $1,709,102
   *Charm Engineering Co., Ltd........................................  42,800     75,288
  #*Cheil Worldwide, Inc.............................................. 380,705  7,834,804
    Chemtronics Co., Ltd..............................................  31,435    460,270
  #*Chin Hung International, Inc...................................... 631,597    395,359
   *China Great Star International, Ltd............................... 173,798    237,769
  #*China Ocean Resources Co., Ltd.................................... 248,300    615,673
   *Choa Pharmaceutical Co............................................ 109,921    454,602
  #*Chong Kun Dang Pharmaceutical Corp................................  47,332  1,844,976
  #*Choong Ang Vaccine Laboratory.....................................  16,852    191,898
   *Chosun Refractories Co., Ltd......................................   2,777    152,477
   *Chungdahm Learning, Inc...........................................  17,619    195,121
  #*CJ CGV Co., Ltd...................................................  58,170  1,965,809
   *CJ Corp...........................................................  51,357  5,884,354
   *CJ E&M Corp.......................................................  87,533  2,742,162
   *CJ Korea Express Co., Ltd.........................................  28,793  3,173,393
  #*CJ Seafood Corp...................................................  87,630    221,948
  #*CNK International Co., Ltd........................................  75,346    433,771
   *Com2uSCorp........................................................  27,124    911,366
   *Cosmax, Inc.......................................................  45,880  1,756,902
  #*CosmoAM&T Co., Ltd................................................  20,020     71,873
  #*Cosmochemical Co., Ltd............................................  45,510    322,287
  #*Coway Co., Ltd.................................................... 167,250  7,257,159
   *Credu Corp........................................................  10,337    375,937
   *Crown Confectionery Co., Ltd......................................   2,883    601,176
  #*CrucialTec Co., Ltd...............................................  73,995    606,403
  #*CTC BIO, Inc......................................................  53,492  1,306,727
   *Dae Dong Industrial Co., Ltd......................................  48,630    260,990
  #*Dae Han Flour Mills Co., Ltd......................................   4,859    596,029
   *Dae Ho Corp.......................................................     543         65
   *Dae Won Kang Up Co., Ltd.......................................... 104,164    772,237
   *Dae Young Packaging Co., Ltd...................................... 168,970    155,262
   *Daea TI Co., Ltd.................................................. 292,312    483,790
   *Daechang Co., Ltd................................................. 294,810    379,199
  #*Daeduck Electronics Co., Ltd...................................... 146,877  1,330,027
  #*Daeduck GDS Co., Ltd..............................................  86,996  1,378,341
   #Daegu Department Store Co., Ltd...................................  33,920    448,898
  #*Daehan Steel Co., Ltd.............................................  54,500    415,474
   *Daehwa Pharmaceutical Co., Ltd....................................  50,782    292,493
  #*Dae-II Corp.......................................................  45,790    175,744
    Daekyo Co., Ltd...................................................  72,780    452,490
  #*Daekyung Machinery & Engineering Co., Ltd......................... 105,290    205,945
   *Daelim Trading Co., Ltd...........................................  17,720     65,456
   *Daesang Corp......................................................  93,090  2,361,908
   *Daesang Holdings Co., Ltd.........................................  59,142    387,626
   *Daesung Group Partners Co., Ltd...................................   1,411     42,603
   *Daesung Holdings Co., Ltd.........................................  18,044    126,514
   *Daesung Industrial Co., Ltd.......................................   3,693     51,058
   *Daewon Pharmaceutical Co., Ltd....................................  46,277    435,668
   *Daewoong Co., Ltd.................................................   3,617     82,364
  #*Daewoong Pharmaceutical Co., Ltd..................................  20,992    946,991
   *Dahaam E-Tec Co., Ltd.............................................   2,100     34,701
    Daishin Securities Co., Ltd....................................... 194,780  1,913,865
   *Danal Co., Ltd....................................................  69,709    878,321
   *Daou Data Corp....................................................  28,962     90,573
  #*Daou Technology, Inc.............................................. 167,950  2,585,976
   *Dasan Networks, Inc...............................................  69,814    284,146
  #*Daum Communications Corp..........................................  51,166  4,798,126
   #Dayou Automotive Seat Technology Co., Ltd......................... 243,670    328,287
   *DGB Financial Group, Inc.......................................... 614,343  8,233,692
   *DI Corp........................................................... 106,460    536,261

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
                                                                       SHARES   VALUE++
                                                                       ------- ----------
SOUTH KOREA -- (Continued)
  #*Digital Power Communications Co., Ltd.............................  50,540 $  162,438
  #*Digitech Systems Co., Ltd.........................................  63,071    517,888
   *DIO Corp..........................................................  51,268    532,290
   *Dong Ah Tire & Rubber Co., Ltd....................................  23,935    331,858
  #*Dong Yang Gang Chul Co., Ltd...................................... 135,820    247,607
  #*Dong-A Pharmaceutical Co., Ltd....................................  31,865  3,453,499
   *Dong-Ah Geological Engineering Co., Ltd...........................  24,920    243,684
  #*Dongaone Co., Ltd................................................. 107,220    279,122
   *Dongbang Agro Co., Ltd............................................  19,470    112,119
   *Dongbang Transport Logistics Co., Ltd.............................  97,620    291,203
   *Dongbu CNI Co., Ltd...............................................  13,210     78,263
  #*Dongbu Corp.......................................................  35,710    142,560
  #*Dongbu HiTek Co., Ltd............................................. 127,093    764,522
    Dongbu Insurance Co., Ltd.........................................  17,310    742,677
    Dongbu Securities Co., Ltd........................................ 122,131    433,985
  #*Dongbu Steel Co., Ltd............................................. 119,846    409,370
   *Dong-Il Corp......................................................   3,283    130,884
   *Dongil Industries Co., Ltd........................................   4,963    221,289
  #*Dongjin Semichem Co., Ltd......................................... 104,226    473,770
   *Dongkook Industrial Co., Ltd......................................  79,280    206,623
   *DongKook Pharmaceutical Co., Ltd..................................  16,245    375,368
  #*Dongkuk Steel Mill Co., Ltd....................................... 179,660  2,153,475
   *Dongkuk Structure & Construction Co., Ltd.........................  67,933    194,457
  #*Dongsung Holdings Co., Ltd........................................  71,860    361,740
   *Dongsung Pharmaceutical Co., Ltd..................................  64,290    245,033
  #*Dongwha Pharm Co., Ltd............................................  93,210    516,115
  #*Dongwon F&B Co., Ltd..............................................   6,545    497,488
   *Dongwon Industries Co., Ltd.......................................   5,316  1,474,494
   *Dongwon Systems Corp..............................................  11,281    108,217
   #Dongyang Mechatronics Corp........................................ 115,401  1,166,228
   *Doosan Engine Co., Ltd............................................  60,330    448,454
  #*Doosan Engineering & Construction Co., Ltd........................ 148,050    455,957
  #*Dragonfly GF Co., Ltd.............................................  32,142    361,455
   #DRB Holding Co., Ltd..............................................  25,966    146,302
   #DRB Industrial Co., Ltd...........................................  25,895    179,827
  #*Duksan Hi-Metal Co., Ltd..........................................  59,760  1,227,253
  #*DuzonBizon Co., Ltd...............................................  96,350  1,005,295
  #*E1 Corp...........................................................  13,033    793,364
   *Easy Bio, Inc..................................................... 160,672    463,222
   *Ecopro Co., Ltd...................................................  26,620    182,275
   *EG Corp...........................................................  31,653  1,113,711
   *e-LITECOM Co., Ltd................................................  34,066    419,351
  #*ELK Corp..........................................................  49,306    790,273
   *ENF Technology Co., Ltd...........................................  36,745    398,312
   *Estechpharma Co., Ltd.............................................  33,604    532,242
   *ESTsoft Corp......................................................  13,526    263,283
   *Eugene Corp....................................................... 184,761    522,235
   *Eugene Investment & Securities Co., Ltd........................... 256,243    608,210
   #Eugene Technology Co., Ltd........................................  60,789    791,318
  #*Fila Korea, Ltd...................................................  46,332  2,680,886
   *Finetex EnE, Inc.................................................. 100,237    397,913
   *Firstec Co., Ltd.................................................. 157,230    356,682
   *Flexcom, Inc......................................................  38,506    666,944
  #*Foosung Co., Ltd.................................................. 276,549  1,213,391
   *Fursys, Inc.......................................................  14,315    345,425
  #*Gamevil, Inc......................................................  16,093  1,329,086
   #Gaon Cable Co., Ltd...............................................   8,094    160,581
   *Genexine Co., Ltd.................................................   4,443     69,616
   *Genic Co., Ltd....................................................  18,018    500,791
   *GIIR, Inc.........................................................  10,990     67,665
   *Global & Yuasa Battery Co., Ltd...................................  25,930  1,051,913

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CONTINUED


                                                                       SHARES   VALUE++
                                                                       ------- ----------
SOUTH KOREA -- (Continued)
   *GNCO Co., Ltd..................................................... 173,966 $  339,840
    Golfzon Co., Ltd..................................................  16,429    840,366
  #*Grand Korea Leisure Co., Ltd...................................... 139,300  3,932,831
  #*Green Cross Corp..................................................  22,248  2,871,862
   *Green Cross Holdings Corp.........................................  88,680  1,152,664
   *Green Non-Life Insurance Co., Ltd.................................  22,357         --
  #*GS Global Corp....................................................  56,456    541,726
    Gwangju Shinsegae Co., Ltd........................................   2,964    684,050
   *Haesung Industrial Co., Ltd.......................................   6,124    192,349
   *Halla Climate Control Corp........................................ 130,180  2,918,968
  #*Halla Engineering & Construction Corp.............................  79,212    595,183
  #*Han Kuk Carbon Co., Ltd........................................... 102,803    703,409
  #*Hanall Biopharma Co., Ltd......................................... 121,298    965,685
   *Handok Pharmaceuticals Co., Ltd...................................  27,460    515,523
  #*Handsome Co., Ltd.................................................  66,979  1,558,924
   *Hanil Cement Co., Ltd.............................................  18,145    822,639
  #*Hanil E-Wha Co., Ltd.............................................. 104,170    796,001
  #*Hanjin Heavy Industries & Construction Co., Ltd................... 152,814  1,375,723
  #*Hanjin Heavy Industries & Construction Holdings Co., Ltd..........  57,970    330,893
   *Hanjin P&C Co., Ltd...............................................  96,745    315,215
  #*Hanjin Shipping Co., Ltd.......................................... 438,868  4,716,673
   *Hanjin Shipping Holdings Co., Ltd.................................  57,084    296,723
  #*Hanjin Transportation Co., Ltd....................................  42,781    844,763
   #Hankook Shell Oil Co., Ltd........................................   3,178    732,707
   *Hankook Synthetics, Inc...........................................     550         48
   *Hankuk Glass Industries, Inc......................................  11,460    210,193
   *Hankuk Paper Manufacturing Co., Ltd...............................   7,810    173,944
  #*Hanmi Pharm Co., Ltd..............................................  24,179  3,063,512
   *Hanmi Science Co., Ltd............................................  62,361    438,021
   #Hanmi Semiconductor Co., Ltd......................................  51,070    386,970
  #*Hansae Co., Ltd...................................................  15,016    186,776
  #*Hansae Yes24 Holdings Co., Ltd....................................  41,600    242,493
  #*Hansol Chemical Co., Ltd..........................................  46,870    964,646
  #*Hansol CSN Co., Ltd............................................... 205,620    648,205
   *Hansol HomeDeco Co., Ltd.......................................... 147,740    167,879
   *Hansol Paper Co., Ltd............................................. 192,560  1,821,665
  #*Hansol Technics Co., Ltd..........................................  84,689  1,155,494
  #*Hanssem Co., Ltd..................................................  45,840    814,545
   *Hanwha Corp....................................................... 148,570  4,561,151
   *Hanwha General Insurance Co., Ltd.................................  87,008    479,340
    Hanwha Investment & Securities Co., Ltd........................... 296,861  1,139,208
   *Hanwha Timeworld Co., Ltd.........................................   8,190    178,597
    Hanyang Securities Co., Ltd.......................................  15,710     94,195
  #*Heung-A Shipping Co., Ltd......................................... 343,580    399,054
   *Heungkuk Fire & Marine Insurance Co., Ltd.........................  74,867    343,888
  #*Hite Jinro Co., Ltd............................................... 133,008  3,906,936
   *Hite Jinro Holdings Co., Ltd......................................  34,510    513,424
    HMC Investment Securities Co., Ltd................................  88,090  1,084,228
  #*HNK Machine Tool Co., Ltd.........................................   5,524     48,998
   #Hotel Shilla Co., Ltd............................................. 150,268  6,332,587
  #*Huchems Fine Chemical Corp........................................ 106,678  2,498,466
    Huons Co., Ltd....................................................  24,466    292,351
  #*Husteel Co., Ltd..................................................  17,730    390,830
   *Huvitz Co., Ltd...................................................  22,345    357,098
   *Hwacheon Machine Tool Co., Ltd....................................   4,979    219,472
   *Hwashin Co., Ltd..................................................  85,740    850,312
  #*Hy-Lok Corp.......................................................  39,193    728,875
   *Hyosung Corp...................................................... 106,255  6,227,760
   *Hyundai BNG Steel Co., Ltd........................................  45,770    419,172
  #*Hyundai Corp......................................................  50,761  1,112,142
  #*Hyundai Development Co............................................ 275,780  5,913,243

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CONTINUED


                                                                       SHARES   VALUE++
                                                                       ------- ----------
SOUTH KOREA -- (Continued)
   *Hyundai Elevator Co., Ltd.........................................  31,718 $2,863,256
  #*Hyundai Engineering Plastics Co., Ltd.............................  83,610    365,478
  #*Hyundai Greenfood Co., Ltd........................................ 205,420  3,102,592
   *Hyundai Home Shopping Network Corp................................  27,099  3,433,788
   *Hyundai Hy Communications & Networks Co., Ltd.....................  85,390    405,948
    Hyundai Marine & Fire Insurance Co., Ltd.......................... 196,780  6,053,150
   *Hyundai Mipo Dockyard Co., Ltd....................................   2,711    291,471
    Hyundai Securities Co., Ltd....................................... 541,510  4,410,461
  #*Hyunjin Materials Co., Ltd........................................  65,164    408,357
   *ICD Co., Ltd......................................................  56,428    591,403
  #*IHQ, Inc.......................................................... 134,620    246,001
   *II Dong Pharmaceutical Co., Ltd...................................  39,675    429,514
   *IL Yang Pharmaceutical Co., Ltd...................................  56,668  1,499,541
  #*Iljin Display Co., Ltd............................................  68,318  1,183,620
  #*Iljin Electric Co., Ltd...........................................  80,209    304,936
   *Iljin Materials Co., Ltd..........................................  61,260    450,272
   *Ilshin Spinning Co., Ltd..........................................   5,923    441,836
   *Ilsung Pharmaceutical Co., Ltd....................................   2,864    195,554
   *IM Co., Ltd.......................................................  61,869    346,627
  #*iMarketKorea, Inc.................................................  75,670  1,580,592
   *iMBC Co., Ltd.....................................................  27,510    141,217
   *INFINITT Co., Ltd.................................................  60,501    609,457
  #*Infopia Co., Ltd..................................................  37,260    480,838
  #*Infraware, Inc....................................................  68,463    626,752
   *InkTec Co., Ltd...................................................  29,479    710,650
   *Innocell Corp.....................................................  32,772    113,603
   *InnoWireless, Inc.................................................  19,658    314,220
  #*Innox Corp........................................................  30,415    676,002
  #*Interflex Co., Ltd................................................  31,170  1,106,880
   *Interojo Co., Ltd.................................................  32,047    372,317
  #*Interpark Corp.................................................... 151,047    964,569
   *INTOPS Co., Ltd...................................................  31,590    770,962
   *Inzi Controls Co., Ltd............................................  35,770    209,686
   *INZI Display Co., Ltd............................................. 114,988    333,639
  #*IS Dongseo Co., Ltd...............................................  47,582    458,744
  #*ISU Chemical Co., Ltd.............................................  54,440    940,218
  #*IsuPetasys Co., Ltd............................................... 130,550    530,609
  #*Jahwa Electronics Co., Ltd........................................  44,350    705,000
  #*JCEntertainment Corp..............................................  32,744    418,148
  #*Jeil Pharmaceutical Co............................................  25,500    320,796
   #Jeonbuk Bank, Ltd................................................. 272,769  1,163,472
  #*Jinsung T.E.C.....................................................  57,391    491,626
   *Joymax Co.,Ltd....................................................  19,119    484,714
  #*JVM Co., Ltd......................................................  15,171    763,396
   *JW Holdings Corp.................................................. 155,668    318,920
  #*JW Pharmaceutical Corp............................................  37,281    465,526
   *JYP Entertainment Corp............................................  96,483    463,464
   *KC Cottrell Co., Ltd..............................................  17,123    179,215
  #*KC Tech Co., Ltd.................................................. 106,992    381,283
    KCC Corp..........................................................   1,605    428,860
   *KCO Energy, Inc...................................................     120        551
    KCP Co., Ltd......................................................  31,795    393,085
   *Keangnam Enterprises, Ltd.........................................   5,833     34,538
  #*KEC Corp.......................................................... 414,250    172,757
   *KEPCO Engineering & Construction Co., Inc.........................   2,101    154,602
  #*KEPCO Plant Service & Engineering Co., Ltd........................  36,128  1,817,741
  #*Keyang Electric Machinery Co., Ltd................................  66,240    145,065
  #*Keystone Global...................................................  96,405    148,300
   *KG Chemical Corp..................................................   2,150     22,218
   *Kginicis Co., Ltd.................................................  45,224    520,907
  #*KGMobilians Co., Ltd..............................................  50,860    619,198

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CONTINUED


                                                                       SHARES   VALUE++
                                                                       ------- ----------
SOUTH KOREA -- (Continued)
   *KH Vatec Co., Ltd.................................................  52,024 $  709,815
   *KISCO Corp........................................................  17,480    433,374
   *KISCO Holdings Co., Ltd...........................................   2,292     72,355
    Kishin Corp.......................................................  49,420    299,133
   *KISWIRE, Ltd......................................................  24,009    636,129
   #Kiwoom Securities Co., Ltd........................................  55,878  3,126,316
   *Koentec Co., Ltd.................................................. 176,038    352,687
  #*Koh Young Technology, Inc.........................................  36,756  1,023,267
  #*Kolao Holdings....................................................  63,084  1,166,875
  #*Kolon Corp........................................................  31,249    502,381
  #*Kolon Global Corp................................................. 165,790    625,356
   *Kolon Industries, Inc.............................................  76,527  4,331,195
  #*Komipharm International Co., Ltd.................................. 141,541    928,119
  #*Kona@I Co., Ltd...................................................  30,010    573,112
   *Korea Airport Service Co., Ltd....................................   5,490    139,893
    Korea Cast Iron Pipe Industries Co., Ltd..........................   8,530     28,176
  #*Korea Circuit Co., Ltd............................................  39,170    701,503
   *Korea District Heating Corp.......................................  12,998    923,124
    Korea Electric Terminal Co., Ltd..................................  25,880    659,510
   *Korea Export Packing Industries Co., Ltd..........................   3,990     65,958
   *Korea Flange Co., Ltd.............................................   1,140     12,305
   *Korea Information & Communications Co., Ltd.......................   7,581     30,925
   *Korea Investment Holdings Co., Ltd................................ 175,310  6,809,392
  #*Korea Kolmar Co., Ltd.............................................  58,990  1,588,507
   #Korea Kolmar Holdings Co., Ltd....................................  31,893    394,074
  #*Korea Petrochemical Industrial Co., Ltd...........................  13,969    685,260
   *Korea Real Estate Investment Trust Co............................. 454,809    509,364
   *Korea Reinsurance Co., Ltd........................................ 361,887  3,801,873
   *Korea United Pharm, Inc...........................................  49,100    518,826
   *Kortek Corp.......................................................  40,994    437,147
   *KPF...............................................................  37,702    339,389
    KPX Chemical Co., Ltd.............................................   5,257    219,159
  #*KPX Fine Chemical Co., Ltd........................................   3,376     72,455
   *KT Skylife Co., Ltd...............................................  17,180    507,822
   *KTB Investment & Securities Co., Ltd.............................. 269,790    666,136
   *Kukdo Chemical Co., Ltd...........................................  17,762    662,629
   *Kumho Electric Co., Ltd...........................................  16,580    546,429
  #*Kumho Industrial Co., Ltd.........................................  72,275    265,894
   *Kumho Tire Co., Inc............................................... 255,909  2,621,166
   *Kun Wha Pharmaceutical Co., Ltd...................................   7,580    156,020
   *Kunsul Chemical Industrial Co., Ltd...............................   8,190    162,323
  #*Kwang Dong Pharmaceutical Co., Ltd................................ 169,767  1,088,425
  #*Kwang Myung Electric Engineering Co., Ltd......................... 192,960    425,506
   *Kyeryong Construction Industrial Co., Ltd.........................  16,350    143,028
    Kyobo Securities Co., Ltd.........................................  85,340    391,742
  #*Kyung Dong Navien Co., Ltd........................................  25,630    281,236
   *Kyungbang Co., Ltd................................................   1,380    109,541
   *Kyungdong City Gas Co., Ltd.......................................   9,515    643,964
   *Kyungdong Pharm Co., Ltd..........................................  19,830    227,673
  #*Kyung-In Synthetic Corp...........................................  58,490    157,904
   *Kyungnam Energy Co., Ltd..........................................  61,200    230,379
   *L&F Co., Ltd......................................................  19,375    161,607
   *LB Semicon, Inc................................................... 153,713    440,859
    LEENO Industrial, Inc.............................................  22,933    695,894
  #*LG Fashion Corp...................................................  93,965  2,450,661
   #LG Hausys, Ltd....................................................  29,255  1,996,467
  #*LG Innotek Co., Ltd...............................................  46,368  3,256,190
   #LG International Corp............................................. 136,601  5,643,876
  #*LG Life Sciences, Ltd.............................................  51,795  2,797,457
    LIG Insurance Co., Ltd............................................ 185,380  4,345,098
  #*Livart Furniture Co., Ltd.........................................  23,110    129,492

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
SOUTH KOREA -- (Continued)
  #*Lock & Lock Co., Ltd..............................................    86,720 $2,151,784
  #*Lotte Chilsung Beverage Co., Ltd..................................     2,910  3,881,603
  #*Lotte Confectionary Co., Ltd......................................     2,887  4,567,956
   *Lotte Himart Co., Ltd.............................................     7,294    491,942
   *Lotte Non-Life Insurance Co., Ltd.................................   103,104    365,513
  #*Lotte Samkang Co., Ltd............................................     3,239  2,032,222
   *Lotte Shopping Co., Ltd...........................................     2,770    947,949
   *Lotte Tour Development Co., Ltd...................................     8,490     94,753
   *LS Corp...........................................................    14,951  1,256,357
  #*LS Industrial Systems Co., Ltd....................................    70,424  4,360,055
  #*Lumens Co., Ltd...................................................   154,403  1,160,384
    Macquarie Korea Infrastructure Fund............................... 1,391,121  8,495,322
   *Macrogen, Inc.....................................................    24,300    645,204
   *Maeil Dairy Industry Co., Ltd.....................................    30,834    963,736
   *Mando Corp........................................................    38,171  4,241,717
   *Medifron DBT Co., Ltd.............................................   108,582    326,612
  #*Medipost Co., Ltd.................................................    29,087  2,198,661
   #Medy-Tox, Inc.....................................................    20,205  1,539,503
   *MegaStudy Co., Ltd................................................    20,766  1,461,137
  #*Melfas, Inc.......................................................    70,023  1,209,412
   *Meritz Finance Group, Inc.........................................    60,392    248,941
    Meritz Fire Marine Insurance Co., Ltd.............................   228,355  2,787,409
    Meritz Securities Co., Ltd........................................ 1,020,105  1,251,017
   *Mi Chang Oil Industrial Co., Ltd..................................       981     48,826
    Mirae Asset Securities Co., Ltd...................................   111,914  3,880,982
   *Miwon Chemicals Co., Ltd..........................................     1,890     43,070
    Miwon Commercial Co., Ltd.........................................       702     98,630
   *Miwon Specialty Chemical Co., Ltd.................................       786    193,563
   *MK Electron Co., Ltd..............................................    74,477    278,369
   *MNTech Co., Ltd...................................................    83,552    913,423
  #*Modetour Network, Inc.............................................    50,277  1,455,563
  #*Monalisa Co., Ltd.................................................    68,050    239,177
  #*MonAmi Co., Ltd...................................................    26,170     80,195
  #*Moorim P&P Co., Ltd...............................................   130,920    419,000
   *Motonic Corp......................................................    52,170    541,705
   #Namhae Chemical Corp..............................................   109,564    757,502
  #*Namyang Dairy Products Co., Ltd...................................     1,390  1,226,548
  #*National Plastic Co...............................................    56,060    127,455
   *Neo Purple Co., Ltd...............................................   133,568     52,608
   *Neowiz Corp.......................................................    24,844    331,843
   *Neowiz Games Corp.................................................    56,025  1,043,446
   *Neowiz Internet Corp..............................................    24,776    301,437
  #*NEPES Corp........................................................    76,193  1,081,500
  #*Nexen Corp........................................................    33,168  2,373,671
   #Nexen Tire Corp...................................................   149,640  1,738,018
    NH Investment & Securities Co., Ltd...............................   130,310    613,721
   *NICE Holdings Co., Ltd............................................     2,464    149,986
   *NICE Information Service Co., Ltd.................................     1,608      7,820
  #*NK Co., Ltd.......................................................    76,630    200,955
  #*Nong Shim Holdings Co., Ltd.......................................     8,229    488,689
   #NongShim Co., Ltd.................................................    14,667  3,754,792
   *Nowcom Co., Ltd...................................................    37,876    237,703
   *OCI Materials Co., Ltd............................................    32,077  1,062,227
  #*OPTRON-TEC, Inc...................................................    63,921    872,179
  #*Orientbio, Inc....................................................   176,570    100,474
  #*Osstem Implant Co., Ltd...........................................    53,389  1,691,538
  #*Osung LST Co., Ltd................................................    95,591    329,655
   *Ottogi Corp.......................................................     5,714  1,246,732
   *Pacific Pharmaceutical Co., Ltd...................................       480     11,871
   *Paik Kwang Industrial Co., Ltd....................................    42,981    152,708
   *PaperCorea, Inc...................................................   147,900    115,517

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CONTINUED


                                                                       SHARES   VALUE++
                                                                       ------- ----------
SOUTH KOREA -- (Continued)
  #*Partron Co., Ltd.................................................. 120,943 $2,349,715
  #*Pharmicell Co., Ltd............................................... 164,334    735,685
   *Poongsan Corp.....................................................  92,181  2,442,890
   *Poongsan Holdings Corp............................................  15,347    336,202
   *POSCO Chemtech Co., Ltd...........................................   7,292    868,567
   *POSCO Coated & Color Steel Co., Ltd...............................   6,320     87,077
  #*Posco ICT Co., Ltd................................................ 185,809  1,241,976
   *Power Logics Co., Ltd............................................. 106,649    457,811
   *Pulmuone Co., Ltd.................................................   4,094    205,661
   *Pusan City Gas Co., Ltd...........................................  28,960    566,492
   *Pyeong Hwa Automotive Co., Ltd....................................  55,076    748,951
   *Redrover Co., Ltd.................................................  82,990    380,343
   *RFsemi Technologies, Inc..........................................  30,415    293,200
  #*RNL BIO Co., Ltd.................................................. 414,110  1,045,155
  #*S&T Corp..........................................................   5,003     78,342
  #*S&T Dynamics Co., Ltd............................................. 116,792  1,264,249
   *S&T Holdings Co., Ltd.............................................  21,808    198,053
  #*S&T Motiv Co., Ltd................................................  43,740    933,733
   *S&T Motors Co., Ltd............................................... 188,180     85,597
    S1 Corp...........................................................  68,527  4,110,123
   *Saeron Automotive Corp............................................   2,640     13,161
  #*Sajo Industries Co., Ltd..........................................  10,439    519,861
   *Sajodaerim Corp...................................................   4,360     53,788
  #*Sam Jin Pharmaceutical Co., Ltd...................................  52,726    515,797
   *Sam Lip General Foods Co., Ltd....................................   9,750    211,648
  #*Sam Young Electronics Co., Ltd....................................  56,320    436,007
   *Sam Yung Trading Co., Ltd.........................................  46,832    533,477
   *Sambu Construction Co., Ltd.......................................   2,172     10,710
  #*Samchully Co., Ltd................................................  11,527  1,228,269
   *Samhwa Paints Industrial Co., Ltd.................................   9,000     35,567
  #*Samick Musical Instruments Co., Ltd............................... 245,620    303,579
    Samick THK Co., Ltd...............................................  35,630    184,025
   *SamkwangGlass Co., Ltd............................................  14,314    916,387
   #Samsung Fine Chemicals Co., Ltd...................................  83,601  4,046,129
   *Samwhan Corp......................................................   4,110     12,043
  #*Samyang Foods Co., Ltd............................................  15,140    359,515
   *Samyang Holdings Corp.............................................  20,208  1,258,010
   *Samyang Tongsang Co., Ltd.........................................   1,760     33,877
  #*Samyoung Chemical Co., Ltd........................................ 173,170    514,426
    Sangbo Corp.......................................................  48,207    544,615
    Satrec Initiative Co., Ltd........................................   5,805    137,749
   *SAVEZONE I&C Corp.................................................  24,070     67,757
  #*SBS Media Holdings Co., Ltd....................................... 192,730  1,026,377
  #*Seah Besteel Corp.................................................  61,055  1,662,001
   *SeAH Holdings Corp................................................   4,622    368,718
   *SeAH Steel Corp...................................................  10,059    851,378
   *Sebang Co., Ltd...................................................  46,525    739,412
  #*Seegene, Inc......................................................  32,069  1,855,607
  #*Sejong Industrial Co., Ltd........................................  41,530    425,480
   *Sempio Foods Co...................................................   3,880    105,798
   *S-Energy Co., Ltd.................................................  35,948    376,564
   *Seohan Co., Ltd................................................... 364,894    363,402
   *Seohee Construction Co., Ltd...................................... 711,249    609,404
  #*Seowon Co., Ltd...................................................  51,670    155,007
  #*Sewon Cellontech Co., Ltd......................................... 113,651    368,453
   *SEWOONMEDICAL Co., Ltd............................................  95,161    270,224
   *SG Corp........................................................... 456,830    589,416
  #*SH Energy & Chemical Co., Ltd..................................... 422,770    401,674
   *Shin Won Corp.....................................................  19,980     24,527
  #*Shinpoong Pharmaceutical Co., Ltd................................. 119,375    548,734
    Shinsegae Co., Ltd................................................  34,070  6,883,874

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

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
SOUTH KOREA -- (Continued)
    Shinsegae Information & Communication Co., Ltd....................     2,612 $  127,763
   *Shinsegae International Co., Ltd..................................     3,555    297,003
   *Shinsung Solar Energy Co., Ltd....................................   325,302    474,853
   #Shinsung Tongsang Co., Ltd........................................   236,010    202,949
    Shinyoung Securities Co., Ltd.....................................    14,050    436,802
   *Signetics Corp....................................................   150,375    404,679
   *SIGONG TECH Co., Ltd..............................................    55,007    262,074
  #*Silicon Works Co., Ltd............................................    41,433    767,350
    Silla Co., Ltd....................................................    33,020    676,613
   #Simm Tech Co., Ltd................................................   104,889    772,434
   *SIMPAC, Inc.......................................................    73,030    405,866
    Sindoh Co., Ltd...................................................    10,939    627,633
   *SJM Co., Ltd......................................................    31,150    228,022
   *SJM Holdings Co., Ltd.............................................     1,537      5,880
   *SK Broadband Co., Ltd.............................................   591,691  2,659,666
  #*SK Chemicals Co., Ltd.............................................    63,080  3,465,760
  #*SK Communications Co., Ltd........................................    75,331    516,346
   #SK Gas Co., Ltd...................................................    16,283  1,197,634
  #*SK Networks Co., Ltd..............................................   601,960  4,449,261
   #SK Securities Co., Ltd............................................ 1,394,080  1,388,942
  #*SKC Co., Ltd......................................................    91,007  2,916,946
  #*SL Corp...........................................................    61,730    708,825
   #S-MAC Co., Ltd....................................................    66,745    892,521
  #*Solco Biomedical Co., Ltd.........................................   215,999    195,432
  #*Songwon Industrial Co., Ltd.......................................    66,030    642,851
  #*Sonokong Co., Ltd.................................................    80,010    249,402
  #*Ssangbangwool & Trygroup..........................................   316,030    297,521
   *Ssangyong Cement Industrial Co., Ltd..............................    99,641    629,581
   *Steel Flower Co., Ltd.............................................    27,774    219,918
  #*STX Corp..........................................................   159,588  1,179,898
  #*STX Engine Co., Ltd...............................................   107,262    788,515
  #*STX Offshore & Shipbuilding Co., Ltd..............................   275,770  1,765,925
  #*STX Pan Ocean Co., Ltd............................................   502,041  2,617,598
  #*Suheung Capsule Co., Ltd..........................................    29,520    588,311
   *Sun Kwang Co., Ltd................................................    11,822    255,161
  #*Sung Jin Geotec Co., Ltd..........................................    70,710    649,605
  #*Sungchang Enterprise Holdings, Ltd................................    21,190    328,765
   *Sunjin Co., Ltd...................................................    18,345    242,542
  #*Suprema, Inc......................................................    53,072    813,979
   *Synopex, Inc......................................................   261,562    563,188
  #*Tae Kyung Industrial Co., Ltd.....................................    33,700    111,925
   *TaeKwang Industrial Co., Ltd......................................     1,822  1,619,731
   *Taesan LCD Co., Ltd...............................................     3,402      8,024
  #*Taewoong Co., Ltd.................................................    40,926    725,587
  #*Taeyoung Engineering & Construction Co., Ltd......................   185,580    946,528
   *Taihan Electric Wire Co., Ltd.....................................   421,468  1,559,533
  #*Tailim Packaging Industries Co., Ltd..............................   141,790    272,194
  #*TCC Steel.........................................................    35,940    139,668
  #*Tera Resource Co., Ltd............................................   958,567  1,097,773
   *Theall Medi Bio...................................................    19,550     71,808
   *TK Chemical Corp..................................................   112,431    194,640
  #*Tong Yang Moolsan Co., Ltd........................................    22,590    236,590
    Tong Yang Securities, Inc.........................................    12,966     48,205
   *Tongyang Life Insurance...........................................   178,440  1,941,689
   *Tongyang, Inc.....................................................   242,448    412,182
   *Top Engineering Co., Ltd..........................................    19,714     92,346
  #*Toptec Co., Ltd...................................................    38,030    534,313
   *Trais Co., Ltd....................................................    45,151    139,907
   *Trigem Computer, Inc..............................................         1         --
  #*TS Corp...........................................................    17,300    431,715
   *UBCare Co., Ltd...................................................   110,596    310,080

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
SOUTH KOREA -- (Continued)
   *Ubivelox, Inc.....................................................    15,537 $    355,808
   *UI Display Co., Ltd...............................................    32,624      240,102
  #*Uju Electronics Co., Ltd..........................................    30,320      693,148
  #*Unid Co., Ltd.....................................................    16,024      543,933
   *Union Steel.......................................................    10,192      116,454
  #*Unison Co., Ltd...................................................   128,973      663,422
   *Value Added Technologies Co., Ltd.................................    23,948      236,450
   *VGX International, Inc............................................     4,580        6,302
  #*Vieworks Co., Ltd.................................................    37,657      563,656
  #*Visang Education, Inc.............................................    26,202      326,163
  #*Webzen, Inc.......................................................    44,648      374,035
   *WeMade Entertainment Co., Ltd.....................................    18,927      640,241
   *Whanin Pharmaceutical Co., Ltd....................................    40,630      425,298
  #*Will-Bes & Co., Ltd. (The)........................................   238,240      399,932
   *WiSoL Co., Ltd....................................................    36,619      416,983
  #*Woongjin Chemical Co., Inc........................................ 1,108,990      997,112
  #*Woongjin Energy Co., Ltd..........................................   245,710      561,651
  #*Woongjin Holdings Co., Ltd........................................    71,787      151,128
   *Woongjin Thinkbig Co., Ltd........................................    80,049      576,899
   *Wooree ETI Co., Ltd...............................................   127,168      605,068
   *Woori Financial Co., Ltd..........................................    47,208      761,277
   *Woori Investment & Securities Co., Ltd............................   592,442    6,718,189
   *Wooridul Life Sciences, Ltd.......................................   257,000      223,109
  #*WooSung Feed Co., Ltd.............................................    81,260      308,675
  #*Y G-1 Co., Ltd....................................................    60,036      639,985
   *Yedang Company Co., Ltd...........................................   366,998      554,379
   *YESCO Co., Ltd....................................................    12,680      348,103
   *YooSung T&S Co., Ltd..............................................    23,393       55,439
  #*Youlchon Chemical Co., Ltd........................................    52,330      398,352
  #*Young Poong Corp..................................................     2,754    2,456,488
   *Young Poong Mining & Construction Corp............................     1,580           80
  #*Young Poong Precision Corp........................................    31,189      307,997
  #*Youngone Corp.....................................................    95,344    3,319,282
  #*Youngone Holdings Co., Ltd........................................    26,508    1,635,683
   *Yuhan Corp........................................................    37,845    6,376,452
    Yuhwa Securities Co., Ltd.........................................    13,060      151,698
  #*Yungjin Pharm Co., Ltd............................................   445,122      674,688
   *ZeroOne Interactive Co., Ltd......................................     3,200           44
                                                                                 ------------
TOTAL SOUTH KOREA.....................................................            533,527,855
                                                                                 ------------

TAIWAN -- (13.8%)
   *A.G.V. Products Corp.............................................. 2,279,801      784,464
    Ability Enterprise Co., Ltd....................................... 1,724,076    1,620,614
    AcBel Polytech, Inc............................................... 1,594,599    1,224,580
    Accton Technology Corp............................................ 2,378,763    1,289,210
   #Ace Pillar Co., Ltd...............................................   199,008      245,859
   *ACES Electronic Co., Ltd..........................................   410,000      462,210
   #ACHEM Technology Corp.............................................   763,764      368,976
   *Acme Electronics Corp.............................................   505,295      655,621
   *Acter Co., Ltd....................................................   180,000      774,814
   *Action Electronics Co., Ltd.......................................   917,635      223,857
   *Actron Technology Corp............................................   236,150      547,349
   *A-DATA Technology Co., Ltd........................................   857,000    1,038,796
  #*Adlink Technology, Inc............................................   473,985      549,572
   *Advanced Ceramic X Corp...........................................   214,000      586,201
   *Advanced International Multitech Co., Ltd.........................   325,000      463,179
   #Advancetek Enterprise Co., Ltd....................................   586,917      575,486
   *AimCore Technology Co., Ltd.......................................   218,536      426,676
   #Alcor Micro Corp..................................................   324,000      379,862
   #ALI Corp.......................................................... 1,325,000    1,471,406
    Allis Electric Co., Ltd...........................................    54,000       15,915

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
TAIWAN -- (Continued)
   *Alltop Technology Co., Ltd........................................    52,000 $   56,351
   #Alpha Networks, Inc............................................... 1,496,763    989,640
   #Altek Corp........................................................ 1,848,637  1,021,573
   #Ambassador Hotel (The)............................................ 1,284,000  1,323,906
   #Ampoc Far-East Co., Ltd...........................................   450,444    391,746
    AmTRAN Technology Co., Ltd........................................ 3,634,951  2,609,475
   *Anpec Electronics Corp............................................   520,000    320,497
   *Apacer Technology, Inc............................................   532,000    487,132
   #APCB, Inc.........................................................   699,000    449,046
   #Apex Biotechnology Corp...........................................   439,483  1,143,430
    Apex Medical Corp.................................................   239,500    285,273
    Apex Science & Engineering Corp...................................   134,198     45,266
   *Ardentec Corp..................................................... 1,100,795    727,644
   #Arima Communications Corp.........................................   974,719    481,523
   *Asia Optical Co., Inc............................................. 1,209,000  1,245,740
  #*Asia Plastic Recycling Holding, Ltd...............................   248,146    735,679
    Asia Polymer Corp................................................. 1,352,484  1,227,328
   #Asia Vital Components Co., Ltd.................................... 1,456,058    812,913
   #Asrock, Inc.......................................................   177,000    627,273
    Aten International Co., Ltd.......................................   384,479    565,262
    Audix Corp........................................................   481,000    433,684
  #*Aurora Corp.......................................................   541,499    795,640
    Aurora Systems Corp...............................................   268,244    262,270
    AV Tech Corp......................................................   194,000    594,796
    Avermedia Technologies, Inc.......................................   946,446    474,714
   #Avision, Inc......................................................   729,000    212,335
   *AVY Precision Technology, Inc.....................................   215,000    375,831
    Awea Mechantronic Co., Ltd........................................   137,200    145,852
   *Bank of Kaohsiung................................................. 1,658,645    525,065
    Basso Industry Corp., Ltd.........................................   568,000    363,586
   *BenQ Materials Corp...............................................   697,000    268,365
    BES Engineering Corp.............................................. 6,859,750  1,886,435
    Bin Chuan Enterprise Co., Ltd.....................................   181,000    212,578
   *Bionet Corp.......................................................   191,000    250,987
    Biostar Microtech International Corp..............................   733,975    281,131
   *Boardtek Electronics Corp.........................................   677,000    519,906
    Bright Led Electronics Corp.......................................   601,520    314,091
   #C Sun Manufacturing, Ltd..........................................   639,221    433,395
  #*Cameo Communications, Inc......................................... 1,025,818    259,009
   *Capella Microsystems Taiwan, Inc..................................   126,000    970,462
    Capital Securities Corp........................................... 7,683,142  2,996,406
   #Career Technology (MFG.) Co., Ltd................................. 1,219,000  1,554,810
  #*Carnival Industrial Corp.......................................... 1,553,000    494,481
    Cathay Chemical Works, Inc........................................    30,000     12,910
    Cathay Real Estate Development Co., Ltd........................... 3,604,000  1,789,879
   *Celxpert Energy Corp..............................................   100,000     65,268
   *Center Laboratories, Inc..........................................   347,000    457,144
   *Central Reinsurance Co., Ltd......................................   826,402    386,301
    ChainQui Construction Development Co., Ltd........................   347,083    228,023
   *Chaintech Technology Corp.........................................   171,526    223,711
   #Champion Building Materials Co., Ltd.............................. 1,757,851    652,492
  #*Chang Wah Electromaterials, Inc...................................   190,420    602,134
    Charoen Pokphand Enterprises Co., Ltd.............................   788,000    403,442
   *Chaun-Choung Technology Corp......................................   330,000    616,563
  #*CHC Resources Corp................................................   313,348    545,245
   *Chen Full International Co., Ltd..................................     9,000      6,110
   *Chenbro Micom Co., Ltd............................................   257,000    327,310
    Cheng Loong Corp.................................................. 3,923,383  1,621,536
    Cheng Uei Precision Industry Co., Ltd............................. 1,509,331  2,844,639
  #*Chenming Mold Industrial Corp.....................................   561,437    438,540
   *Chia Chang Co., Ltd...............................................   337,000    472,952

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
TAIWAN -- (Continued)
    Chia Hsin Cement Corp.............................................  2,037,121 $  959,025
    Chicony Electronics Co., Ltd......................................  1,060,729  2,939,218
   #Chien Kuo Construction Co., Ltd...................................  1,419,312    682,602
   #Chilisin Electronics Corp.........................................    486,535    286,829
   *Chime Ball Technology Co., Ltd....................................     76,000    161,218
   *Chimei Materials Technology Corp..................................    651,000    813,525
   #China Chemical & Pharmaceutical Co., Ltd..........................  1,206,000    819,353
   #China Ecotek Corp.................................................    187,000    469,657
   #China Electric Manufacturing Corp.................................  1,359,900    830,184
   *China General Plastics Corp.......................................  1,423,000    754,899
   #China Glaze Co., Ltd..............................................    612,139    311,170
   *China ManMade Fibers Corp.........................................  4,783,879  1,745,719
    China Metal Products Co., Ltd.....................................  1,157,278  1,141,338
    China Motor Corp..................................................  1,358,609  1,239,058
   *China Rebar Co., Ltd..............................................     55,174         --
    China Steel Chemical Corp.........................................    543,554  2,689,345
    China Steel Structure Co., Ltd....................................    593,000    638,965
    China Synthetic Rubber Corp.......................................  2,100,563  2,285,072
   *China United Trust & Investment Corp..............................    164,804         --
   *China Wire & Cable Co., Ltd.......................................    592,000    218,727
   #Chinese Gamer International Corp..................................    203,000    423,124
    Chinese Maritime Transport, Ltd...................................    488,850    636,243
   #Chin-Poon Industrial Co., Ltd.....................................  1,715,207  1,807,708
   *Chipbond Technology Corp..........................................  1,481,000  3,047,200
   #Chong Hong Construction Co........................................    618,646  2,056,085
   *Chou Chin Industrial Co., Ltd.....................................        825         --
   #Chroma Ate, Inc...................................................  1,445,821  3,100,919
   *Chun Yu Works & Co., Ltd..........................................  1,075,000    433,412
   #Chun Yuan Steel Industrial Co., Ltd...............................  1,888,529    742,133
   *Chung Hung Steel Corp.............................................  3,943,979  1,357,382
  #*Chung Hwa Pulp Corp...............................................  2,560,031    893,752
    Chung-Hsin Electric & Machinery Manufacturing Corp................  1,851,000  1,003,198
   *Chunghwa Chemical Synthesis & Biotech Co., Ltd....................    256,000    446,160
   *Chunghwa Picture Tubes, Ltd....................................... 16,175,000    472,707
   *Cleanaway Co., Ltd................................................    102,000    672,120
    Clevo Co., Ltd....................................................  2,179,200  3,032,181
  #*CMC Magnetics Corp................................................ 11,855,960  1,856,840
   *CoAsia Microelectronics Corp......................................    395,000    318,750
   #Collins Co., Ltd..................................................    555,431    215,446
  #*Compal Communications, Inc........................................  1,372,000  1,476,681
   #Compeq Manufacturing Co., Ltd.....................................  4,346,000  1,672,829
   *Concord Securities Corp...........................................    945,000    230,663
    Continental Holdings Corp.........................................  1,848,067    713,390
   *Coretronic Corp...................................................  2,660,000  2,061,522
   *Cosmo Electronics Corp............................................    279,137    260,969
  #*Cosmos Bank Taiwan................................................  1,573,000    575,960
   #Coxon Precise Industrial Co., Ltd.................................    525,000  1,114,253
    Creative Sensor, Inc..............................................     85,000     43,350
   *Crystalwise Technology, Inc.......................................    425,000    372,504
    CSBC Corp. Taiwan.................................................  1,650,610  1,009,599
    CTCI Corp.........................................................    746,013  1,429,744
   #CviLux Corp.......................................................    315,039    432,683
   #Cyberlink Corp....................................................    381,281  1,180,574
   *CyberPower Systems, Inc...........................................    140,000    253,131
   #Cybertan Technology, Inc..........................................  1,370,779  1,152,687
   #Da Cin Construction Co., Ltd......................................    855,711    595,454
   *Dah Fung CATV Co., Ltd............................................    227,400    452,501
   *Da-Li Construction Co., Ltd.......................................    102,000    114,769
    Darfon Electronics Corp...........................................  1,212,550    767,303
   #Davicom Semiconductor, Inc........................................    127,888     91,686
   *Daxin Materials Corp..............................................    116,000    207,580

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
TAIWAN -- (Continued)
    De Licacy Industries Co., Ltd.....................................    70,000 $   21,299
    Delpha Construction Co., Ltd......................................   859,931    270,901
    Depo Auto Parts Industrial Co., Ltd...............................   459,000  1,080,241
   *Der Pao Construction Co., Ltd.....................................   476,000         --
    DFI, Inc..........................................................   143,524    132,966
   *Dimerco Express Corp..............................................   373,000    237,609
    D-Link Corp....................................................... 2,646,665  1,648,959
   *DYNACOLOR, Inc....................................................   143,000    211,227
    Dynamic Electronics Co., Ltd...................................... 1,154,321    366,100
   *Dynapack International Technology Corp............................   607,000  2,315,566
    E Ink Holdings, Inc............................................... 2,330,000  1,717,766
   *Eastern Media International Corp.................................. 4,196,337    597,838
    Eclat Textile Co., Ltd............................................   680,022  2,879,502
   *Edimax Technology Co., Ltd........................................   780,000    348,006
   *Edison Opto Corp..................................................   407,000    519,103
    Edom Technology Co., Ltd..........................................   172,776     64,161
   *eGalax_eMPIA Technology, Inc......................................   193,000    466,807
    Elan Microelectronics Corp........................................ 1,597,715  2,964,705
  #*E-Lead Electronic Co., Ltd........................................   257,942    229,625
  #*E-LIFE MALL Corp., Ltd............................................   348,000    806,917
  #*Elite Advanced Laser Corp.........................................   333,000    588,605
   #Elite Material Co., Ltd........................................... 1,268,350  1,268,525
    Elite Semiconductor Memory Technology, Inc........................ 1,199,200    908,549
   #Elitegroup Computer Systems Co., Ltd.............................. 2,824,182    880,845
   *eMemory Technology, Inc...........................................   311,000    697,490
   *ENG Electric Co., Ltd.............................................   671,580    762,247
   #EnTie Commercial Bank............................................. 1,722,603  1,051,333
   *Episil Technologies, Inc..........................................   751,000    218,426
    Epistar Corp......................................................        --          1
   #Eternal Chemical Co., Ltd......................................... 3,146,794  2,698,955
  #*E-Ton Solar Tech Co., Ltd......................................... 1,214,000    574,701
   *Etron Technology Inc..............................................   896,000    262,039
   *Everest Textile Co., Ltd.......................................... 1,120,562    269,997
    Evergreen International Storage & Transport Corp.................. 2,334,000  1,543,138
   #Everlight Chemical Industrial Corp................................ 1,641,175  1,150,535
   #Everlight Electronics Co., Ltd.................................... 1,607,000  2,255,281
   *Everspring Industry Co., Ltd......................................   444,000    301,788
    Excel Cell Electronics Co., Ltd...................................    74,000     27,360
   #Excelsior Medical Co., Ltd........................................   437,654    828,910
    Far Eastern International Bank.................................... 5,957,770  2,414,621
   #Faraday Technology Corp........................................... 1,543,648  1,936,203
   *Farglory F T Z Investment Holding Co., Ltd........................   123,000     88,101
    Federal Corp...................................................... 1,848,682  1,349,590
   *Feedback Technology Corp..........................................   142,000    328,347
   *Feng Hsin Iron & Steel Co., Ltd................................... 1,664,100  2,989,109
   #Feng Tay Enterprise Co., Ltd...................................... 1,198,006  1,456,186
   *Firich Enterprises Co., Ltd.......................................   703,610    995,310
   *First Copper Technology Co., Ltd..................................   929,000    317,076
   #First Hotel.......................................................   626,019    416,051
    First Insurance Co., Ltd..........................................   978,179    531,408
    First Steamship Co., Ltd.......................................... 1,788,218  1,437,030
   #FLEXium Interconnect, Inc.........................................   770,362  2,613,899
  #*Flytech Technology Co., Ltd.......................................   353,206    863,228
    Forhouse Corp..................................................... 1,963,635    998,850
   #Formosa Advanced Technologies Co., Ltd............................   609,000    342,742
  #*Formosa Epitaxy, Inc.............................................. 1,733,811  1,258,745
    Formosa International Hotels Corp.................................   143,858  1,760,202
   *Formosa Laboratories, Inc.........................................   182,000    295,086
    Formosa Oilseed Processing Co., Ltd...............................   304,567    132,799
   *Formosa Optical Technology Co., Ltd...............................   182,000    484,033
    Formosan Rubber Group, Inc........................................ 1,889,000  1,364,299

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
TAIWAN -- (Continued)
    Formosan Union Chemical Corp......................................  1,149,218 $  613,904
   #Fortune Electric Co., Ltd.........................................    502,078    202,565
    Founding Construction & Development Co., Ltd......................    739,745    524,961
   *Foxlink Image Technology Co., Ltd.................................    619,000    448,255
   *Froch Enterprise Co., Ltd.........................................    768,000    276,146
    FSP Technology, Inc...............................................    731,887    655,061
    Fu I Industrial Co., Ltd..........................................      6,701     12,275
   #Fullerton Technology Co., Ltd.....................................    428,600    363,898
   *Fulltech Fiber Glass Corp.........................................  1,094,000    501,493
    Fwusow Industry Co., Ltd..........................................    694,477    358,216
   #G Shank Enterprise Co., Ltd.......................................    941,013    572,921
   *Gamania Digital Entertainment Co., Ltd............................    530,000    476,307
    Gem Terminal Industries Co., Ltd..................................     23,386      9,545
    Gemtek Technology Corp............................................  1,394,219  1,865,334
    General Plastic Industrial Co., Ltd...............................    137,553    137,036
  #*Genesis Photonics, Inc............................................  1,157,363    906,506
  #*Genius Electronic Optical Co., Ltd................................    262,030  1,784,204
   *Genmont Biotech, Inc..............................................    228,000    345,909
    GeoVision, Inc....................................................    196,207    818,456
   #Getac Technology Corp.............................................  2,105,360  1,088,450
    Giant Manufacturing Co., Ltd......................................     72,776    387,009
  #*Giantplus Technology Co., Ltd.....................................  1,050,900    299,629
   *Giga Solar Materials Corp.........................................     67,000    673,415
   *Giga Solution Tech Co., Ltd.......................................    460,446    269,743
   #Gigabyte Technology Co., Ltd......................................  2,380,800  2,048,998
   #Gigastorage Corp..................................................  1,285,561    895,993
  #*Gintech Energy Corp...............................................  1,699,936  1,665,687
   #Global Brands Manufacture, Ltd....................................  1,229,359    418,793
   *Global Lighting Technologies, Inc.................................    178,000    228,870
   #Global Mixed Mode Technology, Inc.................................    327,000  1,101,911
   #Global Unichip Corp...............................................    363,000  1,180,753
   #Globe Union Industrial Corp.......................................    974,944    500,908
   *Gloria Material Technology Corp...................................  1,974,015  1,610,472
   *Gold Circuit Electronics, Ltd.....................................  2,163,227    430,190
    Goldsun Development & Construction Co., Ltd.......................  5,900,722  2,290,490
    Good Will Instrument Co., Ltd.....................................    191,146    113,042
   *Gourmet Master Co., Ltd...........................................     99,000    671,527
   #Grand Pacific Petrochemical Corp..................................  4,033,000  2,085,243
  #*Grape King, Inc...................................................    436,000  1,116,310
   #Great China Metal Industry Co., Ltd...............................    686,000    789,406
    Great Taipei Gas Co., Ltd.........................................  1,360,000    962,403
   #Great Wall Enterprise Co., Ltd....................................  1,797,057  1,643,457
  #*Green Energy Technology, Inc......................................  1,244,457  1,089,717
  #*G-Tech Optoelectronics Corp.......................................    708,000  1,652,435
   *GTM Corp..........................................................    647,000    334,791
   *Gudeng Precision Industrial Co., Ltd..............................    141,000    380,378
    Hannstar Board Corp...............................................  1,435,049    637,630
   *HannStar Display Corp............................................. 10,217,494  1,160,849
   *HannsTouch Solution, Inc..........................................  3,243,130  1,091,468
   #Harvatek Corp.....................................................    759,623    332,440
   #Hey Song Corp.....................................................  1,752,000  2,279,335
   *Hi-Clearance, Inc.................................................    101,000    262,875
    Highwealth Construction Corp......................................    200,800    417,378
   #Hiti Digital, Inc.................................................    374,573    166,289
   #Hitron Technologies, Inc..........................................    851,213    457,298
  #*Ho Tung Holding Corp..............................................  3,123,182  1,465,266
    Hocheng Corp......................................................  1,173,700    361,558
    Hold-Key Electric Wire & Cable Co., Ltd...........................    305,908    116,167
   #Holiday Entertainment Co., Ltd....................................    248,800    339,507
    Holtek Semiconductor, Inc.........................................    787,000    820,141
    Holy Stone Enterprise Co., Ltd....................................  1,327,183  1,151,083

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
TAIWAN -- (Continued)
    Hong Tai Electric Industrial Co., Ltd............................. 1,165,000 $  398,779
    Hong Yi Fiber Industry Co., Ltd...................................    75,652     24,749
   *Horizon Securities Co., Ltd....................................... 1,200,000    354,179
  #*Hota Industrial Manufacturing Co., Ltd............................   817,000    607,068
   *Howarm Construction Co., Ltd......................................   703,811    487,037
   #Hsin Kuang Steel Co., Ltd......................................... 1,212,443    906,765
   *Hsin Yung Chien Co., Ltd..........................................   151,000    424,059
    Hsing Ta Cement Co., Ltd..........................................   620,000    219,513
   *Hu Lane Associate, Inc............................................   167,559    279,385
   *Hua Eng Wire & Cable Co., Ltd..................................... 2,247,565    841,021
    Huaku Development Co., Ltd........................................ 1,068,816  2,637,175
   #Huang Hsiang Construction Co......................................   520,800  1,340,419
    Hung Ching Development & Construction Co., Ltd....................   449,000    196,196
    Hung Poo Real Estate Development Corp............................. 1,199,185  1,230,067
    Hung Sheng Construction Co., Ltd.................................. 2,545,400  1,647,324
   *Hwa Fong Rubber Co., Ltd..........................................   796,670    164,672
   *Ibase Technology, Inc.............................................   397,549    506,221
  #*Ichia Technologies, Inc........................................... 1,679,000    825,512
  #*I-Chiun Precision Industry Co., Ltd...............................   858,313    550,044
    ICP Electronics, Inc..............................................   857,300  1,164,962
  #*ILI Technology Corp...............................................   251,000    817,557
  #*Infortrend Technology, Inc........................................ 1,052,163    650,147
  #*Inotera Memories, Inc............................................. 6,159,000  1,036,319
   #Insyde Software Corp..............................................   124,000    317,630
  #*Integrated Memory Logic, Ltd......................................   243,001    729,994
   *International Games System Co., Ltd...............................   274,000    956,242
    Inventec Corp..................................................... 2,524,014  1,010,363
   #I-Sheng Electric Wire & Cable Co., Ltd............................   477,000    683,006
  #*ITE Technology, Inc...............................................   862,408    697,436
    ITEQ Corp......................................................... 1,163,614  1,238,724
   *J Touch Corp......................................................   465,000    375,295
   *Janfusun Fancyworld Corp..........................................   906,000    163,264
   *Jenn Feng New Energy Co., Ltd.....................................    33,000     13,054
   *Jentech Precision Industrial Co., Ltd.............................   273,868    591,499
  #*Jess-Link Products Co., Ltd.......................................   778,900    663,199
   *Jih Sun Financial Holdings Co., Ltd............................... 1,737,154    531,832
    Johnson Health Tech Co., Ltd......................................   279,758    723,900
    Jui Li Enterprise Co., Ltd........................................   122,080     31,987
    Kang Na Hsiung Enterprise Co., Ltd................................   377,020    169,332
   *Kao Hsing Chang Iron & Steel Corp.................................   784,000    185,312
    Kaori Heat Treatment Co., Ltd.....................................   296,200    479,253
  #Kaulin Manufacturing Co., Ltd......................................   632,330    386,406
   *KD Holding Corp...................................................    19,000     92,987
   #Kee Tai Properties Co., Ltd....................................... 1,576,473  1,169,616
   #Kenda Rubber Industrial Co., Ltd.................................. 2,212,449  2,969,719
   *Kenmec Mechanical Engineering Co., Ltd............................   478,000    174,861
    Kerry TJ Logistics Co., Ltd....................................... 1,523,000  2,410,339
    King Core Electronics, Inc........................................    10,729      7,617
   #King Slide Works Co., Ltd.........................................   213,550  1,400,425
    King Yuan Electronics Co., Ltd.................................... 5,097,979  3,026,083
    Kingdom Construction Co., Ltd..................................... 1,582,000  1,300,378
   *King's Town Bank.................................................. 3,433,701  2,991,638
    King's Town Construction Co., Ltd.................................   860,210    887,003
    Kinik Co..........................................................   559,000    893,891
  #Kinko Optical Co., Ltd.............................................   650,000    833,174
    Kinpo Electronics, Inc............................................ 4,725,157  1,063,281
   #KS Terminals, Inc.................................................   378,482    279,560
   #Kung Long Batteries Industrial Co., Ltd...........................   308,000    688,799
   *Kung Sing Engineering Corp........................................   866,000    322,605
   *Kuo Toong International Co., Ltd..................................   446,000    296,133
   #Kuoyang Construction Co., Ltd..................................... 1,925,000  1,077,455

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
TAIWAN -- (Continued)
   *Kwong Fong Industries Corp........................................  1,473,200 $  859,524
  #*KYE Systems Corp..................................................  1,294,903    392,672
    L&K Engineering Co., Ltd..........................................    577,048    545,783
    Lan Fa Textile Co., Ltd...........................................    826,933    241,786
    Laser Tek Taiwan Co., Ltd.........................................     45,150     32,114
    LCY Chemical Corp.................................................    345,383    458,155
    Leader Electronics, Inc...........................................    581,000    384,152
   #Leadtrend Technology Corp.........................................    153,086    239,149
    Lealea Enterprise Co., Ltd........................................  3,063,542  1,158,818
    Ledtech Electronics Corp..........................................    189,000     73,415
   #Lee Chi Enterprises Co., Ltd......................................    845,000    342,184
  #*Leofoo Development Co., Ltd.......................................  1,228,000    659,819
  #*Les Enphants Co., Ltd.............................................    818,754    663,609
   *Lextar Electronics Corp...........................................  1,006,000    889,332
  #*Li Peng Enterprise Co., Ltd.......................................  2,484,722    889,373
    Lian HWA Food Corp................................................    251,157    308,674
    Lien Hwa Industrial Corp..........................................  2,274,676  1,512,929
   #Lingsen Precision Industries, Ltd.................................  1,678,506    871,495
   #LITE-ON IT Corp...................................................  2,002,423  1,945,096
   #Lite-On Semiconductor Corp........................................  1,392,730    705,404
   *Long Bon International Co., Ltd...................................  1,274,945  1,492,348
   *Long Chen Paper Co., Ltd..........................................  1,682,674    461,000
   *Longwell Co.......................................................    501,000    459,478
   #Lotes Co., Ltd....................................................    267,778    785,463
   *Lucky Cement Corp.................................................    677,000    154,899
   #Lumax International Corp., Ltd....................................    422,770    960,845
    Macroblock, Inc...................................................    133,000    504,637
    Macronix International Co., Ltd................................... 14,981,481  4,309,172
   *MacroWell OMG Digital Entertainment Co., Ltd......................     83,000    322,449
   *Makalot Industrial Co., Ltd.......................................    649,202  2,124,345
   #Marketech International Corp......................................    560,000    345,275
    Masterlink Securities Corp........................................  4,172,000  1,364,412
  #*Mayer Steel Pipe Corp.............................................    790,567    331,026
    Maywufa Co., Ltd..................................................    170,322     87,834
   *Medigen Biotechnology Corp........................................    381,000  2,303,730
    Meiloon Co., Ltd..................................................    393,809    163,210
    Mercuries & Associates, Ltd.......................................  1,287,438  1,200,398
    Merida Industry Co., Ltd..........................................    747,696  3,416,963
    Merry Electronics Co., Ltd........................................    911,481  1,242,464
  #*Microbio Co., Ltd.................................................  1,260,180  1,511,224
  #*Microelectronics Technology, Inc..................................  1,799,527    815,170
    Microlife Corp....................................................     85,600    180,150
    Micro-Star International Co., Ltd.................................  3,209,075  1,484,498
   #Min Aik Technology Co., Ltd.......................................    630,316  1,959,676
   #Mirle Automation Corp.............................................    600,009    419,010
   #Mitac International Corp..........................................  5,171,000  1,938,709
   *Mosel Vitelic, Inc................................................  1,656,014    398,877
  #*Motech Industries, Inc............................................  1,395,000  1,566,981
   *MPI Corp..........................................................    307,000    633,425
   #Nak Sealing Technologies Corp.....................................    226,954    387,625
   #Namchow Chemical Industrial Co., Ltd..............................    734,000    700,591
   *Nan Ren Lake Leisure Amusement Co., Ltd...........................    688,000    273,985
    Nan Ya Printed Circuit Board Corp.................................    749,000    934,137
    Nankang Rubber Tire Co., Ltd......................................  2,148,952  2,519,819
   #Nantex Industry Co., Ltd..........................................  1,106,138    755,102
   *Nanya Technology Corp.............................................  2,937,000    272,882
   #National Petroleum Co., Ltd.......................................    725,824    731,822
  #*Neo Solar Power Corp..............................................  2,455,000  1,874,252
   *Netronix, Inc.....................................................    269,000    416,158
    New Asia Construction & Development Co., Ltd......................    622,137    176,397
   *New Era Electronics Co., Ltd......................................    331,000    334,482

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
TAIWAN -- (Continued)
   *Newmax Technology Co., Ltd........................................    299,000 $  599,779
   *Nexcom International Co., Ltd.....................................    157,000    133,380
   #Nichidenbo Corp...................................................    306,984    223,234
   #Nien Hsing Textile Co., Ltd.......................................  1,124,612    792,286
   *Nishoku Technology, Inc...........................................     91,000    162,388
   *Nuvoton Technology Corp...........................................    308,000    384,757
   *Ocean Plastics Co., Ltd...........................................    667,200    561,615
   *Oneness Biotech Co., Ltd..........................................    281,000    444,150
    OptoTech Corp.....................................................  2,487,886  1,012,008
   *Orient Semiconductor Electronics, Ltd.............................  2,368,000    317,835
   #Oriental Union Chemical Corp......................................  2,601,267  3,076,984
  #*Orise Technology Co., Ltd.........................................    384,000    514,920
    Pacific Construction Co., Ltd.....................................    693,921    192,752
   *Pan Jit International, Inc........................................  1,678,541    640,664
   *Pan-International Industrial Corp.................................  1,663,893  1,554,644
   #Paragon Technologies Co., Ltd.....................................    312,571    388,051
    PChome Online, Inc................................................    221,000  1,085,882
   #Phihong Technology Co., Ltd.......................................  1,170,901  1,031,898
   *Phoenix Tours International, Inc..................................    245,000    523,520
  #*Phytohealth Corp..................................................    751,929  1,196,758
   *Picvue Electronics, Ltd...........................................     72,760         --
  #*Pihsiang Machinery Manufacturing Co., Ltd.........................    614,534    708,193
  #*Pixart Imaging, Inc...............................................    557,150  1,335,612
    Plotech Co., Ltd..................................................    146,000     57,951
  #*Polytronics Technology Corp.......................................    270,027    527,870
   *Portwell, Inc.....................................................    419,000    414,580
   *Posiflex Technologies, Inc........................................     44,000     92,329
   *Potrans Electrical Corp...........................................    228,000     33,667
   *Power Quotient International Co., Ltd.............................    648,600    450,634
   *Powercom Co., Ltd.................................................    850,140    419,731
  #*Powertech Industrial Co., Ltd.....................................    363,000    213,187
   *Poya Co., Ltd.....................................................    213,000    620,541
   *President Securities Corp.........................................  3,157,488  1,830,347
   *Prime Electronics & Satellitics, Inc..............................    638,879    587,098
    Prince Housing & Development Corp.................................  3,622,782  2,528,779
   *Procomp Informatics, Ltd..........................................     21,675         --
   *Prodisc Technology, Inc...........................................  1,707,199         --
   #Promate Electronic Co., Ltd.......................................    705,000    584,177
  #*Promise Technology, Inc...........................................    623,286    283,068
   *Protop Technology Co., Ltd........................................    192,000      1,366
   *P-Two Industries, Inc.............................................     49,000     28,816
  #*Qisda Corp........................................................  7,475,900  1,832,892
   *Qualipoly Chemical Corp...........................................     83,000     64,126
   *Quanta Storage, Inc...............................................    515,000    324,641
   #Quintain Steel Co., Ltd...........................................  1,717,824    463,572
   #Radium Life Tech Corp.............................................  2,697,902  2,571,510
    Ralec Electronic Corp.............................................    103,209    105,904
   #Realtek Semiconductor Corp........................................  1,659,420  3,718,539
   #Rechi Precision Co., Ltd..........................................  1,057,387    931,972
   *Rexon Industrial Corp., Ltd.......................................     94,392     29,759
   *Rich Development Co., Ltd.........................................  2,161,974  1,169,178
    Richtek Technology Corp...........................................    608,000  3,658,501
  #*Ritek Corp........................................................ 12,749,387  1,544,458
   *Ruentex Engineering & Construction Co.............................     14,000     19,460
   *Run Long Construction Co., Ltd....................................    361,000    411,480
   *Sainfoin Technology Corp..........................................    131,260         --
    Sampo Corp........................................................  2,697,327    928,198
    San Fang Chemical Industry Co., Ltd...............................    515,789    414,331
   *San Shing Fastech Corp............................................    139,000    201,504
  #*Sanyang Industrial Co., Ltd.......................................  3,204,628  2,294,859
   #Sanyo Electric Taiwan Co., Ltd....................................    508,000    532,434

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
TAIWAN -- (Continued)
    SCI Pharmtech, Inc................................................    71,936 $  172,045
   #SDI Corp..........................................................   523,000    368,735
    Senao International Co., Ltd......................................   411,541  1,325,441
  #*Sercomm Corp......................................................   807,000  1,195,842
   #Sesoda Corp.......................................................   638,250    698,716
    Shan-Loong Transportation Co., Ltd................................    24,000     19,827
    Sheng Yu Steel Co., Ltd...........................................   552,980    349,233
   #ShenMao Technology, Inc...........................................   378,891    406,226
    Shih Wei Navigation Co., Ltd......................................   774,598    598,152
   #Shihlin Electric & Engineering Corp............................... 1,272,000  1,538,541
  #*Shihlin Paper Corp................................................   545,000    885,120
    Shin Hai Gas Corp.................................................     1,050      1,465
   #Shin Zu Shing Co., Ltd............................................   562,144  1,711,095
  #*Shining Building Business Co., Ltd................................ 1,018,882    804,639
   #Shinkong Insurance Co., Ltd.......................................   897,131    618,549
    Shinkong Synthetic Fibers Co., Ltd................................ 7,179,395  2,319,266
    Shiny Chemical Industrial Co., Ltd................................   218,000    313,076
   *Shuttle, Inc...................................................... 1,241,152    431,007
   #Sigurd Microelectronics Corp...................................... 1,606,974  1,449,805
   *Silicon Integrated Systems Corp................................... 2,729,820    967,667
   *Silicon Power Computer & Communications, Inc......................   205,000    349,019
   #Silitech Technology Corp..........................................   558,533  1,048,980
   #Sinbon Electronics Co., Ltd.......................................   906,000    815,258
    Sincere Navigation Corp........................................... 1,348,786  1,225,202
   *Singatron Enterprise Co., Ltd.....................................   291,000    211,633
    Sinkang Industries, Ltd...........................................   153,521     61,654
   #Sinkong Textile Co., Ltd.......................................... 1,015,542  1,332,493
    Sinmag Equipment Corp.............................................   132,200    566,692
  #*Sino-American Silicon Products, Inc............................... 2,104,000  2,830,725
   #Sinon Corp........................................................ 1,709,510    810,987
   #Sinphar Pharmaceutical Co., Ltd...................................   572,588    627,194
   #Sinyi Realty Co., Ltd.............................................   728,636  1,120,912
   *Sirtec International Co., Ltd.....................................   474,000    590,598
   #Sitronix Technology Corp..........................................   524,879    742,115
   *Siward Crystal Technology Co., Ltd................................   447,000    134,566
    Skymedi Corp......................................................   205,000    184,021
    Soft-World International Corp.....................................   487,000    949,437
   *Solar Applied Materials Technology Co............................. 1,504,581  1,863,206
   *Solomon Technology Corp...........................................   147,138     58,548
  #*Solytech Enterprise Corp..........................................   855,000    268,201
   #Sonix Technology Co., Ltd.........................................   764,000  1,091,312
    Southeast Cement Co., Ltd.........................................   944,700    439,086
    Spirox Corp.......................................................    66,000     28,065
   *Sporton International, Inc........................................   130,960    295,505
   *St. Shine Optical Co., Ltd........................................   195,000  3,022,492
   #Standard Chemical & Pharmaceutical Co., Ltd.......................   434,571    397,495
    Star Comgistic Capital Co., Ltd...................................   815,713    390,503
   #Stark Technology, Inc.............................................   569,860    478,589
   #Sunonwealth Electric Machine Industry Co., Ltd....................   611,487    377,128
   *Sunplus Technology Co., Ltd....................................... 2,080,000    616,885
   #Sunrex Technology Corp............................................   821,736    335,135
    Sunspring Metal Corp..............................................   167,000    168,596
  #*Super Dragon Technology Co., Ltd..................................   204,382    191,016
   #Supreme Electronics Co., Ltd......................................   832,000    400,795
   *Swancor Ind Co., Ltd..............................................   162,000    260,615
    Sweeten Construction Co., Ltd.....................................   425,889    270,835
   *Syncmold Enterprise Corp..........................................   499,000    881,974
   *Synmosa Biopharma Corp............................................   322,000    445,268
   *Sysage Technology Co., Ltd........................................   249,000    244,492
    Sysware Systex Corp...............................................   242,388    295,034
    Ta Chen Stainless Pipe Co., Ltd................................... 2,277,953  1,159,189

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
TAIWAN -- (Continued)
   *Ta Chong Bank, Ltd................................................  6,744,322 $2,331,873
   *Ta Chong Securities Co., Ltd......................................    105,000     29,830
    Ta Ya Electric Wire & Cable Co., Ltd..............................  2,475,306    592,065
   #Ta Yih Industrial Co., Ltd........................................    194,000    322,937
   #Tah Hsin Industrial Corp..........................................    455,000    467,948
   *TAI Roun Products Co., Ltd........................................    239,000     85,497
   #TA-I Technology Co., Ltd..........................................    698,778    415,426
    Taichung Commercial Bank..........................................  8,202,592  2,961,043
   *TaiDoc Technology Corp............................................    144,000    222,648
  #*Taiflex Scientific Co., Ltd.......................................    817,000  1,024,494
   *Taimide Tech, Inc.................................................    365,000    367,039
   #Tainan Enterprises Co., Ltd.......................................    572,370    595,102
   #Tainan Spinning Co., Ltd..........................................  4,530,988  2,175,037
   #Taisun Enterprise Co., Ltd........................................  1,367,428    729,877
    Taita Chemical Co., Ltd...........................................    724,952    240,995
  #*Taiwan Acceptance Corp............................................    380,480    920,018
   *Taiwan Business Bank..............................................    255,933     77,979
   *Taiwan Chinsan Electronic Industrial Co., Ltd.....................    309,000    438,285
   #Taiwan Cogeneration Corp..........................................  1,507,566    996,008
   #Taiwan Fire & Marine Insurance Co., Ltd...........................    933,338    688,000
   *Taiwan Flourescent Lamp Co., Ltd..................................    176,000     17,763
    Taiwan Fu Hsing Industrial Co., Ltd...............................    635,000    576,851
    Taiwan Hon Chuan Enterprise Co., Ltd..............................  1,086,814  2,708,091
   *Taiwan Hopax Chemicals Manufacturing Co., Ltd.....................    737,120    462,630
   *Taiwan Kolin Co., Ltd.............................................  1,356,000         --
   *Taiwan Land Development Corp......................................  3,093,798  1,184,821
  #*Taiwan Life Insurance Co., Ltd....................................  1,707,232  1,331,744
   #Taiwan Line Tek Electronic Co., Ltd...............................    365,529    384,569
    Taiwan Mask Corp..................................................    920,412    318,039
    Taiwan Navigation Co., Ltd........................................    670,777    547,006
    Taiwan Paiho Co., Ltd.............................................  1,133,287    653,538
   *Taiwan PCB Techvest Co., Ltd......................................    879,548  1,245,921
  #*Taiwan Prosperity Chemical Corp...................................    545,000    717,616
   #Taiwan Pulp & Paper Corp..........................................  1,843,980    582,374
   #Taiwan Sakura Corp................................................  1,398,003    819,660
    Taiwan Secom Co., Ltd.............................................  1,026,332  2,267,333
   *Taiwan Semiconductor Co., Ltd.....................................    958,000    423,925
   #Taiwan Sogo Shinkong Security Co., Ltd............................    997,278  1,194,599
   *Taiwan Styrene Monomer Corp.......................................  2,799,303    603,917
   *Taiwan Surface Mounting Technology Co., Ltd.......................    960,000  1,427,610
   #Taiwan Tea Corp...................................................  2,922,897  1,608,689
   *Taiwan Union Technology Corp......................................    749,000    397,366
    Taiyen Biotech Co., Ltd...........................................    892,000    630,926
   *Tang Eng Iron Works Co., Ltd......................................     60,000     61,356
  #*Tatung Co., Ltd................................................... 10,044,455  2,727,256
   *Te Chang Construction Co., Ltd....................................    274,000    286,083
    Teco Electric & Machinery Co., Ltd................................  4,422,000  3,678,847
   *Tecom, Ltd........................................................    108,114      7,548
   *Tekcore Co., Ltd..................................................    242,000    107,199
   #Ten Ren Tea Co., Ltd..............................................    178,980    273,996
   #Test Research, Inc................................................    653,926  1,186,601
    Test-Rite International Co., Ltd..................................  1,578,495  1,181,996
   *ThaiLin Semiconductor Corp........................................    120,000     43,629
   #Thinking Electronic Industrial Co., Ltd...........................    403,204    392,894
   #Thye Ming Industrial Co., Ltd.....................................    802,360    877,830
    TNC Industrial Corp., Ltd.........................................    197,000    144,529
    Ton Yi Industrial Corp............................................  3,454,644  2,013,459
   #Tong Hsing Electronic Industries, Ltd.............................    587,963  2,267,300
   #Tong Yang Industry Co., Ltd.......................................  1,646,382  1,472,197
   #Tong-Tai Machine & Tool Co., Ltd..................................    838,313    665,987
   #Topco Scientific Co., Ltd.........................................    663,082  1,102,710

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CONTINUED


                                                                         SHARES    VALUE++
                                                                       ---------- ----------
TAIWAN -- (Continued)
   *Topco Technologies Corp...........................................     82,000 $  171,119
    Topoint Technology Co., Ltd.......................................    676,111    408,182
   *Toung Loong Textile Manufacturing.................................    280,000    256,364
   *Trade-Van Information Services Co.................................    188,000    151,033
   *Transasia Airways Corp............................................    464,000    244,616
    Transcend Information, Inc........................................    724,651  1,981,144
   #Tsann Kuen Enterprise Co., Ltd....................................    467,686    920,745
   *TSC Auto ID Technology Co., Ltd...................................     17,000     50,987
   #TTET Union Corp...................................................    270,000    478,374
  #*TTY Biopharm Co., Ltd.............................................    730,280  2,674,288
   #Tung Ho Steel Enterprise Corp.....................................  3,381,000  3,415,545
   #Tung Ho Textile Co., Ltd..........................................    598,000    188,331
   *Tung Thih Electronic Co., Ltd.....................................    232,000    534,677
    TXC Corp..........................................................  1,292,053  2,086,023
    TYC Brother Industrial Co., Ltd...................................    792,218    287,288
  #*Tycoons Group Enterprise Co., Ltd.................................  2,243,182    480,636
  #*Tyntek Corp.......................................................  1,671,393    444,622
   *Tze Shin International Co., Ltd...................................    320,221    163,529
   *Ubright Optronics Corp............................................    109,000    511,554
  #*Union Bank of Taiwan..............................................  3,222,537  1,267,517
    Unitech Electronics Co., Ltd......................................    281,804    138,347
   #Unitech Printed Circuit Board Corp................................  2,667,370    896,996
    United Integration Service Co., Ltd...............................  1,070,439    896,496
  #*Unity Opto Technology Co., Ltd....................................  1,413,500  1,315,177
    Universal Cement Corp.............................................  1,587,191    914,236
   *Universal Microelectronics Co., Ltd...............................     84,000     20,972
    Universal, Inc....................................................      6,971      4,139
    Unizyx Holding Corp...............................................  1,848,430    952,931
   #UPC Technology Corp...............................................  3,206,910  1,794,535
    Userjoy Technology Co., Ltd.......................................    108,000    239,761
    USI Corp..........................................................  3,435,734  2,714,581
   *Vanguard International Semiconductor Corp.........................  1,143,000    830,669
    Ve Wong Corp......................................................    464,696    320,089
   *Veutron Corp......................................................      5,043      5,937
   *Via Technologies, Inc.............................................  1,520,500  1,217,798
    Viking Tech Corp..................................................     43,000     36,633
   #Visual Photonics Epitacy Co., Ltd.................................  1,122,696  1,313,178
   *Vivotek, Inc......................................................    235,000    829,090
  #*Wafer Works Corp..................................................    974,580    526,705
   *Wah Hong Industrial Corp..........................................    241,000    365,338
    Wah Lee Industrial Corp...........................................    776,000  1,051,808
   *Walsin Lihwa Corp.................................................  3,797,000  1,280,806
   *Walsin Technology Corp., Ltd......................................  2,564,873    603,982
   *Walton Advanced Engineering, Inc..................................  1,313,197    382,331
   *Wan Hai Lines Co., Ltd............................................  1,866,000  1,017,701
    WAN HWA Enterprise Co., Ltd.......................................    609,608    299,435
    Waterland Financial Holdings Co., Ltd.............................  5,179,131  1,750,032
   *Ways Technical Corp., Ltd.........................................    295,000    800,181
   *WEI Chih Steel Industrial Co., Ltd................................    433,000     83,026
   #Wei Chuan Foods Corp..............................................  1,724,000  2,398,301
   *Wei Mon Industry Co., Ltd.........................................  1,254,000    441,193
   #Weikeng Industrial Co., Ltd.......................................    874,100    631,186
    Well Shin Technology Co., Ltd.....................................    292,000    406,996
   *Wellypower Optronics Corp.........................................    491,000    209,144
  #*Weltrend Semiconductor, Inc.......................................  1,065,833    556,576
  #*Win Semiconductors Corp...........................................  2,494,000  2,892,934
  #*Winbond Electronics Corp.......................................... 13,122,138  2,549,003
   *Wintek Corp.......................................................  8,937,000  4,280,337
    Wisdom Marine Lines Co., Ltd......................................    581,400    810,550
   #Wistron NeWeb Corp................................................  1,044,069  1,924,697
   #WT Microelectronics Co., Ltd......................................  1,308,879  1,668,631

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CONTINUED


                                                                         SHARES      VALUE++
                                                                       ----------- ------------
TAIWAN -- (Continued)
   *WUS Printed Circuit Co., Ltd......................................   1,526,000 $    654,341
   *XAC Automation Corp...............................................     126,000      114,689
   *Xxentria Technology Materials Corp................................     574,000    1,055,681
  #*Yageo Corp........................................................   8,913,000    2,621,357
   *Yang Ming Marine Transport Corp...................................   1,707,000      824,880
    YC INOX Co., Ltd..................................................   1,420,171      837,713
   *YeaShin International Development Co., Ltd........................     596,000      512,900
   #Yem Chio Co., Ltd.................................................   1,502,036      974,722
    YFY, Inc..........................................................   5,642,212    2,724,118
  #*Yi Jinn Industrial Co., Ltd.......................................     735,312      189,230
    Yieh Phui Enterprise Co., Ltd.....................................   4,307,338    1,386,329
   #Young Fast Optoelectronics Co., Ltd...............................     653,872    1,219,174
   #Young Optics, Inc.................................................     235,111      597,938
  #*Youngtek Electronics Corp.........................................     480,532    1,104,868
   *Yufo Electronics Co., Ltd.........................................      37,000       26,324
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...................     305,869      619,787
    Yung Tay Engineering Co., Ltd.....................................   1,435,000    2,805,767
   #YungShin Global Holding Corp......................................     736,300    1,023,084
   *Zeng Hsing Industrial Co., Ltd....................................     206,000      753,850
   #Zenitron Corp.....................................................     824,000      502,911
   #Zig Sheng Industrial Co., Ltd.....................................   2,194,270      736,460
   *Zinwell Corp......................................................   1,370,586    1,149,066
   #Zippy Technology Corp.............................................     546,948      418,951
                                                                                   ------------
TOTAL TAIWAN..........................................................              549,066,911
                                                                                   ------------
THAILAND -- (4.3%)
    A.J. Plast PCL (Foreign)..........................................   1,053,688      586,560
    Aapico Hitech PCL (Foreign).......................................     673,900      564,973
    Aeon Thana Sinsap (Thailand) PCL (Foreign)........................     142,500      439,638
    Amata Corp. PCL (Foreign).........................................   3,066,100    2,097,533
   *Apex Development PCL (Foreign)....................................       3,536           --
   *Asia Green Energy PCL (Foreign)...................................   2,765,500      332,008
    Asia Plus Securities PCL (Foreign)................................   6,454,900      684,020
    Asian Property Development PCL (Foreign)..........................   6,634,160    2,102,375
    Bangchak Petroleum PCL (Foreign)..................................   3,384,200    4,085,553
    Bangkok Aviation Fuel Services PCL (Foreign)......................   1,298,117      892,401
   *Bangkok Chain Hospital PCL (Foreign)..............................   5,687,950    1,831,131
    Bangkok Expressway PCL (Foreign)..................................   1,996,600    2,761,896
    Bangkok Insurance PCL (Foreign)...................................     127,901    1,501,185
    Bangkok Life Assurance PCL (Foreign) NVDR.........................   1,718,400    4,019,396
   *Bangkok Metro PCL (Foreign).......................................  17,304,700      586,108
   *Bangkok Rubber PCL (Foreign)......................................      14,600        1,214
    Bangkokland PCL (Foreign).........................................  45,653,670    2,602,657
    Bumrungrad Hospital PCL (Foreign).................................   1,333,800    3,477,631
    C.S. Loxinfo PCL (Foreign)........................................   1,484,000      497,653
    Cal-Comp Electronics (Thailand) PCL (Foreign).....................   7,523,000      898,118
   *Central Paper Industry PCL (Foreign)..............................          20        1,408
    Central Plaza Hotel PCL (Foreign).................................   3,739,500    3,668,021
    CH Karnchang PCL (Foreign)........................................   5,219,100    3,500,402
    Charoong Thai Wire & Cable PCL (Foreign)..........................     880,600      366,178
    Delta Electronics Thailand PCL (Foreign)..........................   2,725,000    3,244,048
    Dhipaya Insurance PCL (Foreign)...................................     211,500      202,138
   *Diamond Building Products PCL (Foreign)...........................   1,773,600      454,998
   *DSG International Thailand PCL (Foreign)..........................   1,694,700      500,113
    Dynasty Ceramic PCL (Foreign).....................................   1,013,200    1,766,814
    Eastern Water Resources Development & Management PCL (Foreign)....   3,821,500    1,704,425
    Electricity Generating PCL (Foreign)..............................     677,800    3,477,646
    Erawan Group PCL (Foreign)........................................   6,112,470      971,600
    Esso (Thailand) PCL (Foreign).....................................   8,442,900    3,171,042
   *G J Steel PCL (Foreign)........................................... 119,093,000      399,373
   *G Steel PCL (Foreign).............................................  27,015,300      353,319

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
                                                                         SHARES    VALUE++
                                                                       ---------- ----------
THAILAND -- (Continued)
   *GFPT PCL(Foreign).................................................  3,238,800 $  912,338
   *GMM Grammy PCL (Foreign)..........................................  1,272,400    750,981
    Hana Microelectronics PCL (Foreign)...............................  1,786,696  1,402,035
    Hermraj Land & Development PCL (Foreign).......................... 23,340,300  2,849,051
    Home Product Center PCL (Foreign).................................    561,573    259,883
    ICC International PCL (Foreign)...................................    204,600    291,600
   *Italian-Thai Development PCL (Foreign) NVDR....................... 16,974,830  3,415,459
   *ITV PCL (Foreign).................................................  2,785,600     98,085
    Jasmine International PCL (Foreign)............................... 16,740,700  3,368,350
   *Jaymart PCL (Foreign).............................................    833,900    416,670
    Kang Yong Electric PCL (Foreign)..................................     23,900    212,391
   *KCE Electronics PCL (Foreign).....................................  1,156,400    403,305
    KGI Securities (Thailand) PCL (Foreign)...........................  5,231,300    484,185
    Khon Kaen Sugar Industry PCL (Foreign)............................  3,777,000  1,836,569
    Kiatnakin Bank PCL (Foreign)......................................    979,200  1,633,642
    Kiatnakin Bank PCL (Foreign) NVDR.................................  1,157,400  1,930,941
    L.P.N. Development PCL (Foreign) NVDR.............................    411,500    299,448
   *Laguna Resorts & Hotels PCL (Foreign).............................     80,500     92,459
    Lanna Resources PCL (Foreign).....................................    889,000    700,587
   *LH Financial Group PCL (Foreign).................................. 10,276,600    516,932
    Loxley PCL (Foreign)..............................................  5,111,120  1,028,394
    LPN Development PCL (Foreign).....................................  1,488,000  1,082,817
    Major Cineplex Group PCL (Foreign)................................  2,378,200  1,603,012
    MBK PCL (Foreign).................................................    463,400  1,779,319
    MCOT PCL (Foreign)................................................  1,805,600  2,800,436
   *Minor International PCL (Foreign).................................  4,308,513  3,612,100
    Modernform Group PCL (Foreign)....................................    331,400     89,462
    Muang Thai Insurance PCL (Foreign)................................     19,588     54,192
    Muramoto Electron Thailand PCL (Foreign)..........................     14,000     85,916
    Patum Rice Mill & Granary PCL (Foreign)...........................      5,500     14,755
    Polyplex (Thailand) PCL...........................................  1,930,900    938,902
    Precious Shipping PCL (Foreign)...................................  2,461,500  1,353,742
    President Rice Products PCL (Foreign).............................      2,700      5,433
   *Preuksa Real Estate PCL (Foreign).................................  5,216,800  5,248,290
    Property Perfect PCL (Foreign).................................... 14,345,600    630,206
    Quality Houses PCL (Foreign)...................................... 23,560,508  2,433,480
   *Raimon Land PCL (Foreign)......................................... 13,557,900    991,154
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........     37,300     75,676
   *Regional Container Lines PCL (Foreign)............................  2,050,300    519,107
   *Robinson Department Store PCL (Foreign)...........................    776,525  1,822,829
   *Rojana Industrial Park PCL (Foreign)..............................  3,933,300  1,701,528
    Saha Pathana Inter-Holding PCL (Foreign)..........................    680,300    673,000
    Saha-Union PCL (Foreign)..........................................    706,100    994,507
   *Sahaviriya Steel Industries PCL (Foreign)......................... 52,453,700  1,108,177
    Samart Corp. PCL (Foreign)........................................  2,528,200  1,153,036
    Samart I-Mobile PCL (Foreign).....................................  9,719,600    808,337
   *Samart Telcoms PCL (Foreign)......................................  1,528,600    979,083
    Sansiri PCL (Foreign)............................................. 18,576,308  2,579,005
    SC Asset Corp. PCL (Foreign)......................................  1,685,000  1,709,297
    SE-Education PCL (Foreign)........................................    152,790     49,188
    Siam City Cement PCL (Foreign)....................................    121,200  1,674,527
    Siam Future Development PCL (Foreign).............................  2,969,175    746,774
   *Siam Global House PCL (Foreign)...................................  3,408,500  2,708,969
    Siam Makro PCL (Foreign)..........................................     91,100  1,362,529
    Siamgas & Petrochemicals PCL (Foreign)............................  2,392,100  1,107,008
    Sino-Thai Engineering & Construction PCL (Foreign)................  2,740,500  2,573,239
   *SNC Former PCL (Foreign)..........................................    703,800    585,320
    Somboon Advance Technology PCL....................................     15,850     17,673
    Somboon Advance Technology PCL (Foreign)..........................  1,008,900  1,124,947
   *SPCG PCL (Foreign)................................................  1,530,500  1,067,552
    Sri Trang Agro Industry PCL (Foreign).............................  3,122,890  1,947,879

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
                                                                         SHARES     VALUE++
                                                                       ---------- ------------
THAILAND -- (Continued)
   *Srithai Superware PCL (Foreign)...................................    871,700 $    906,194
    STP & I PCL (Foreign).............................................    846,435    2,001,129
    Supalai PCL (Foreign).............................................  3,852,833    2,480,697
   *SVI PCL (Foreign).................................................  4,774,100      646,793
   *Tata Steel (Thailand) PCL (Foreign)............................... 15,426,100      589,730
   *Thai Airways International PCL (Foreign)..........................  5,210,400    4,036,225
   *Thai Airways International PCL (Foreign) NVDR.....................    141,400      109,535
    Thai Carbon Black PCL (Foreign)...................................    406,100      418,765
   *Thai Central Chemical PCL (Foreign)...............................    105,300       82,983
    Thai Rayon PCL (Foreign)..........................................      1,700        2,936
   *Thai Reinsurance PCL (Foreign)....................................  5,860,200    1,031,725
   *Thai Reinsurance PCL (Foreign) NVDR...............................    833,200      146,690
   *Thai Rung Union Car PCL (Foreign).................................    554,400      221,239
    Thai Stanley Electric PCL (Foreign)...............................    186,300    1,499,396
    Thai Tap Water Supply PCL (Foreign)...............................  9,558,100    3,301,423
    Thai Vegetable Oil PCL (Foreign)..................................  2,448,775    2,114,553
    Thai Wacoal PCL (Foreign).........................................     78,000      127,515
   *Thaicom PCL (Foreign).............................................  2,938,500    2,296,011
    Thai-German Ceramic Industry PCL (Foreign)........................  1,267,900      199,837
    Thanachart Capital PCL (Foreign)..................................  3,271,000    4,250,545
    Thoresen Thai Agencies PCL (Foreign)..............................  1,985,800    1,178,694
    Ticon Industrial Connection PCL (Foreign).........................  2,505,187    1,402,972
   *Tipco Asphalt PCL (Foreign).......................................    386,690      606,229
    TIPCO Foods PCL (Foreign).........................................    130,682       25,199
    Tisco Financial Group PCL (Foreign)...............................  1,212,500    2,134,683
   *Tisco Financial Group PCL (Foreign) NVDR..........................    529,000      918,033
   *Toyo-Thai Corp. PCL (Foreign).....................................  1,290,600    1,536,429
    TPI Polene PCL (Foreign)..........................................  5,205,560    2,583,578
   *True Corp. PCL (Foreign).......................................... 10,649,594    2,357,053
   *Tycoons Worldwide Group PCL (Foreign).............................    804,700      165,959
    Univanich Palm Oil PCL (Foreign)..................................     60,700      197,448
    Vanachai Group PCL (Foreign)......................................  3,163,266      490,083
    Vibhavadi Medical Center PCL (Foreign)............................  1,161,600      329,159
    Vinythai PCL (Foreign)............................................  2,439,434    1,668,828
    Workpoint Entertainment PCL (Foreign).............................    633,000    1,024,220
                                                                                  ------------
TOTAL THAILAND........................................................             171,541,771
                                                                                  ------------
TURKEY -- (3.0%)
    Adana Cimento Sanayii T.A.S. Series A.............................    373,271      845,010
    Adana Cimento Sanayii T.A.S. Series C.............................          1           --
   *Adel Kalemcilik Ticaret Ve Sanayi A.S.............................     14,326      338,737
   *Afyon Cimento Sanayi T.A.S........................................      6,850      281,472
    Akcansa Cimento A.S...............................................    317,242    2,146,792
   *Akenerji Elektrik Uretim A.S......................................  1,521,729    1,463,517
   *Akfen Holding A.S.................................................    305,082    1,769,380
   *AKIS Gayrimenkul Yatirimi A.S.....................................     45,283       62,308
    Aksa Akrilik Kimya Sanayii A.S....................................    729,783    2,116,916
    Aksigorta A.S.....................................................    901,399    1,132,836
   *Aktas Elektrik Ticaret A.S........................................        370       31,557
    Alarko Holding A.S................................................    638,145    1,975,637
   *Albaraka Turk Katilim Bankasi A.S.................................  2,124,918    2,298,794
   *Alcatel-Lucent Teletas Telekomunikasyon A.S.......................          1            1
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S...............    110,344    2,181,370
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S..........................  1,541,542    1,044,076
   *Anadolu Cam Sanayii A.S...........................................    700,505    1,151,683
    Anadolu Hayat Sigorta A.S.........................................    631,921    1,802,918
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........................    269,268    1,247,770
   *Asya Katilim Bankasi A.S..........................................  3,588,319    4,551,020
    Ayen Enerji A.S...................................................         --           --
    Aygaz A.S.........................................................    124,525      701,817
    Bagfas Bandirma Gubre Fabrikalari A.S.............................     34,971    1,123,214

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
                                                                             SHARES    VALUE++
                                                                            --------- ----------
TURKEY -- (Continued)
   *Banvit Bandirma Vitaminli Yem Sanayii A.S..............................   256,707 $  566,410
    Baticim Bati Anabolu Cimento Sanayii A.S...............................   227,690    894,445
    Bizim Toptan Satis Magazalari A.S......................................   130,596  2,169,821
    Bolu Cimento Sanayii A.S...............................................   359,959    309,339
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S..........................    70,795  1,135,616
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S............................       989     93,508
   *Boyner Buyuk Magazacilik A.S...........................................   217,168    551,547
    Bursa Cimento Fabrikasi A.S............................................   194,283    565,907
   *Celebi Hava Servisi A.S................................................    45,555    531,934
    Cimsa Cimento Sanayi ve Ticaret A.S....................................   329,671  1,922,674
   *Deva Holding A.S.......................................................   310,065    359,445
   *Dogan Gazetecilik A.S..................................................   114,947     98,773
   *Dogan Sirketler Grubu Holding A.S...................................... 5,312,206  3,263,544
   *Dogan Yayin Holding A.S................................................ 3,412,750  1,709,672
    Dogus Otomotiv Servis ve Ticaret A.S...................................   527,785  2,691,882
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S........................   265,518    749,667
    Eczacibasi Yatirim Holding Ortakligi A.S...............................   236,927    840,229
    EGE Seramik Sanayi ve Ticaret A.S......................................   448,229    543,579
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret
      A.S.................................................................. 1,282,818  1,473,758
    Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S.....................    19,461    448,337
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.....................    10,276    253,472
    Gentas Genel Metal Sanayi ve Ticaret A.S...............................   463,448    358,648
   *Global Yatirim Holding A.S............................................. 1,732,474  1,387,312
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S........................     8,540      2,331
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....................    46,627  1,664,395
    Goodyear Lastikleri T.A.S..............................................    31,518  1,125,257
   *GSD Holding A.S........................................................ 1,733,682    818,772
   *Gubre Fabrikalari Ticaret A.S..........................................   180,096  1,647,775
   *Gunes Sigorta A.S......................................................   270,292    351,243
    Hektas Ticaret T.A.S...................................................        --         --
   *Hurriyet Gazetecilik ve Matbaacilik A.S................................   886,306    474,192
   *Ihlas EV Aletleri A.S..................................................   387,355    165,117
   *Ihlas Holding A.S...................................................... 5,470,959  3,702,147
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.............................   746,093  2,111,936
   *Is Finansal Kiralama A.S...............................................   872,130    501,136
    Is Yatirim Menkul Degerler A.S.........................................   234,612    230,108
   *Isiklar Yatirim Holding A.S............................................   237,725     87,864
   *Izmir Demir Celik Sanayi A.S...........................................   497,126  1,111,436
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A............ 1,003,252    919,205
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B............   488,477    585,917
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D............ 3,200,938  2,877,231
   *Karsan Otomotiv Sanayii Ve Ticaret A.S.................................   266,647    180,189
    Kartonsan Karton Sanayi ve Ticaret A.S.................................     5,787    943,916
   *Kerevitas Gida Sanayii ve Ticaret A.S..................................     8,607    197,865
    Konya Cimento Sanayii A.S..............................................     6,344  1,230,368
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.....   128,742    287,026
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.......................... 1,285,427  3,681,744
    Mardin Cimento Sanayii ve Ticaret A.S..................................   256,931    806,964
   *Marshall Boya ve Vernik A.S............................................    26,536    808,025
   *Marti Otel Isletmeleri A.S.............................................        --         --
   *Menderes Tekstil Sanayi ve Ticaret A.S.................................   831,656    265,334
   *Metro Ticari ve Mali Yatirimlar Holding A.S............................   899,014    285,693
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.........................   149,549     97,765
   *Mudurnu Tavukculuk A.S.................................................     1,740        445
   *Nergis Holding A.S.....................................................     1,784      3,753
   *Net Holding A.S........................................................ 1,294,842  1,745,858
   *Net Turizm Ticaret ve Sanayi A.S....................................... 1,076,216    513,520
    Netas Telekomunikasyon A.S.............................................   139,160    831,432
    Nuh Cimento Sanayi A.S.................................................   282,428  1,735,716
    Otokar Otomotive Ve Savunma Sanayi A.S.................................    62,859  1,490,499
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..................   490,325  1,641,085

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                        SHARES      VALUE++
                                                                       --------- --------------
TURKEY -- (Continued)
    Petkim Petrokimya Holding A.S..................................... 2,569,488 $    4,483,763
    Pinar Entegre Et ve Un Sanayi A.S.................................   135,980        525,921
    Pinar SUT Mamulleri Sanayii A.S...................................   120,203      1,149,147
   *Polyester Sanayi A.S..............................................   604,849        446,466
   *Raks Elektronik Sanayi ve Ticaret A.S.............................     2,730          1,226
   *Reysas Tasimacilik ve Lojistik Ticaret A.S........................     8,051          3,384
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S................   238,910        365,436
   *Sekerbank T.A.S................................................... 2,443,208      2,628,238
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.......................... 1,059,942      1,266,208
   *Soda Sanayii A.S..................................................   298,869        393,819
    Soktas Tekstil Sanayi ve Ticaret A.S..............................        --              1
   *TAT Konserve Sanayii A.S..........................................   524,554        712,298
    Tekfen Holding A.S................................................ 1,046,233      4,283,486
   *Tekstil Bankasi A.S............................................... 1,152,102        603,464
    Tofas Turk Otomobil Fabrikasi A.S.................................         1              6
   *Trabzonspor Sportif Yatirim ve T.A.S..............................     2,812         18,157
   *Trakya Cam Sanayii A.S............................................ 1,510,630      2,224,000
    Turcas Petrol A.S.................................................   522,269      1,115,778
    Turk Traktor ve Ziraat Makineleri A.S.............................    86,609      2,437,530
    Turkiye Sinai Kalkinma Bankasi A.S................................ 3,813,439      4,926,012
   *Ulker Biskuvi Sanayi A.S..........................................   585,505      3,331,451
   *Uzel Makina Sanayii A.S...........................................   172,635             --
   *Vakif Finansal Kiralama A.S.......................................         1              1
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S...........................   430,886        648,702
   *Vestel Elektronik Sanayi ve Ticaret A.S...........................   587,101        623,947
    Yapi Kredi Sigorta A.S............................................   175,690      1,883,942
   *Zorlu Enerji Elektrik Uretim A.S.................................. 1,333,646      1,053,929
                                                                                 --------------
TOTAL TURKEY..........................................................              121,435,915
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            3,576,759,939
                                                                                 --------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.6%)
    Alpargatas SA.....................................................   546,800      3,954,061
    Banco ABC Brasil SA...............................................   445,709      3,254,380
    Banco Alfa de Investimento SA.....................................     2,600          6,411
    Banco Daycoval SA.................................................   153,900        794,482
    Banco do Estado do Rio Grande do Sul SA...........................   426,847      3,654,677
    Banco Industrial e Comercial SA...................................   351,920      1,122,200
    Banco Indusval SA.................................................    11,800         47,227
    Banco Mercantil do Brasil SA......................................     8,069         46,598
    Banco Panamericano SA.............................................   624,400      1,862,523
    Banco Pine SA.....................................................   118,435        866,548
    Banco Sofisa SA...................................................    92,600        170,659
    Bardella SA Industrias Mecanicas..................................       500         19,334
   *Battistella Adm Participacoes SA..................................    35,500         17,649
   *Bombril SA........................................................    14,800         57,971
    Centrais Eletricas de Santa Catarina SA...........................    75,400        905,323
   *Cia de Gas de Sao Paulo SA Preferred Series A.....................   119,672      3,473,544
    Cia de Saneamento do Parana SA....................................   184,801        946,579
   *Cia de Tecidos Norte de Minas - Coteminas SA......................   162,742        286,036
    Cia de Transmissao de Energia Eletrica Paulista SA Series A.......    80,800      1,420,142
    Cia Energetica de Sao Paulo SA Preferred Series B.................   224,900      2,231,664
    Cia Energetica do Ceara SA Preferred Series A.....................   158,991      3,433,155
    Cia Ferro Ligas da Bahia-Ferbasa..................................   236,431      1,401,002
    Contax Participacoes SA...........................................   144,195      1,955,812
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA............   707,800      4,851,719
   *Empressa Metropolitanade Aguas e Energia SA.......................    24,000         92,801
    Energisa SA.......................................................   124,700        163,440
    Eucatex SA Industria e Comercio SA................................    98,627        433,367
    Forjas Taurus SA..................................................   370,632        528,584
    Fras-Le Middle East SA Preferred Series A.........................    30,300         77,601

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
BRAZIL -- (Continued)
   *Gol Linhas Aereas Inteligentes SA.................................    293,200 $ 2,133,461
   *Industria de Bebidas Antarctica Polar SA..........................     23,000      30,319
   *Inepar SA Industria e Construcoes.................................    292,768     244,053
    Klabin SA.........................................................    743,800   5,098,486
   *Mangels Industrial SA.............................................     14,600      19,869
    Marcopolo SA......................................................  1,288,200   8,700,776
    Parana Banco SA...................................................     42,600     294,789
    Randon Participacoes SA...........................................    903,726   5,332,453
    Saraiva SA Livreiros Editores.....................................    119,973   1,554,977
    Schulz SA.........................................................      9,000      36,156
   *Sharp SA Equipamentos Eletronicos................................. 30,200,000         303
   *Suzano Papel e Celulose SA........................................    912,898   3,346,552
    Unipar Participacoes SA Preferred Series B........................  1,958,148     452,330
    Whirlpool SA......................................................    260,616     425,341
                                                                                  -----------
TOTAL BRAZIL..........................................................             65,745,354
                                                                                  -----------
INDIA -- (0.0%)
   *JSW ISPAT Steel, Ltd..............................................    178,432      15,574
                                                                                  -----------
MALAYSIA -- (0.0%)
   *TA Global Berhad..................................................  1,041,678      76,963
                                                                                  -----------
TOTAL PREFERRED STOCKS................................................             65,837,891
                                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Equatorial Energia SA Rights 02/19/13.............................     34,659      14,794
   *Viver Incorporadora e Construtora SA Receipts.....................    117,949      49,754
                                                                                  -----------
TOTAL BRAZIL..........................................................                 64,548
                                                                                  -----------
CHILE -- (0.0%)
   *Corpbanca SA Rights 02/14/13...................................... 10,205,617      11,065
                                                                                  -----------
HONG KONG -- (0.0%)
   *Hong Kong Resources Holdings Co., Ltd. Warrants 01/31/18..........      3,600          --
                                                                                  -----------
INDIA -- (0.0%)
   *Bajaj Finance, Ltd. Rights 02/21/2013.............................      8,550      30,735
                                                                                  -----------
MALAYSIA -- (0.0%)
   *Eng Kah Corp. Berhad Warrants 09/25/17............................      1,990         423
   *Malayan Flour Mills Berhad Warrants 05/09/17......................        850          59
   *Notion VTEC Berhad Warrants 05/02/17..............................     10,316         589
   *WCT Berhad Warrants 12/11/17......................................    154,860      13,707
                                                                                  -----------
TOTAL MALAYSIA........................................................                 14,778
                                                                                  -----------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights.......................................  2,699,832      12,926
                                                                                  -----------
TAIWAN -- (0.0%)
   *Bin Chuan Enterprise Co., Ltd. Rights 03/05/13....................      9,778       1,540
   *Wah Hong Industrial Corp. Rights 03/06/13.........................     34,022       5,416
                                                                                  -----------
TOTAL TAIWAN..........................................................                  6,956
                                                                                  -----------
THAILAND -- (0.0%)
   *G J Steel PCL (Foreign) Warrants 12/12/17.........................  7,145,580          --
                                                                                  -----------
TOTAL RIGHTS/WARRANTS.................................................                141,008
                                                                                  -----------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)        VALUE+
                                                                       ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund....................................  29,904,927 $  346,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
     02/01/13 (Collateralized by FNMA 3.500%, 11/01/42, valued at
     $609,020) to be repurchased at $597,081.......................... $       597        597,078
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                346,597,078
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,380,006,962)^^............................................             $3,989,335,916
                                                                                   ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                     LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                   ------------ -------------- -------- --------------
Common Stocks
   Argentina......................................           --             --       --             --
   Brazil......................................... $359,339,144 $    1,309,896       -- $  360,649,040
   Chile..........................................   52,911,899      1,638,908       --     54,550,807
   China..........................................       23,078    557,813,572       --    557,836,650
   Colombia.......................................      339,004        555,845       --        894,849
   Hong Kong......................................           --        325,705       --        325,705
   Hungary........................................           --      2,135,664       --      2,135,664
   India..........................................      806,702    337,800,776       --    338,607,478
   Indonesia......................................           --    167,338,833       --    167,338,833
   Israel.........................................           --        328,071       --        328,071
   Malaysia.......................................           --    169,255,490       --    169,255,490
   Mexico.........................................  133,962,643        379,660       --    134,342,303
   Philippines....................................           --     68,542,354       --     68,542,354
   Poland.........................................           --     64,389,713       --     64,389,713
   South Africa...................................           --    281,990,530       --    281,990,530
   South Korea....................................           --    533,527,855       --    533,527,855
   Taiwan.........................................           --    549,066,911       --    549,066,911
   Thailand.......................................  170,009,966      1,531,805       --    171,541,771
   Turkey.........................................           --    121,435,915       --    121,435,915
Preferred Stocks
   Brazil.........................................   65,714,732         30,622       --     65,745,354
   India..........................................           --         15,574       --         15,574
   Malaysia.......................................           --         76,963       --         76,963
Rights/Warrants
   Brazil.........................................           --         64,548       --         64,548
   Chile..........................................           --         11,065       --         11,065
   Hong Kong......................................           --             --       --             --
   India..........................................           --         30,735       --         30,735
   Malaysia.......................................           --         14,778       --         14,778
   Poland.........................................           --         12,926       --         12,926
   Taiwan.........................................           --          6,956       --          6,956
   Thailand.......................................           --             --       --             --
Securities Lending Collateral.....................           --    346,597,078       --    346,597,078
                                                   ------------ -------------- -------- --------------
TOTAL............................................. $783,107,168 $3,206,228,748       -- $3,989,335,916
                                                   ============ ============== ======== ==============

              See accompanying Notes to Schedules of Investments.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                       --------- ------------
COMMON STOCKS -- (98.1%)
Consumer Discretionary -- (18.4%)
   *1-800-FLOWERS.COM, Inc. Class A...................................    44,330 $    178,207
    A.H. Belo Corp. Class A...........................................     2,936       15,502
  #*ALCO Stores, Inc..................................................       700        5,705
    American Greetings Corp. Class A..................................    62,335      997,360
   *Arctic Cat, Inc...................................................     3,436      124,177
   *Ascent Capital Group, Inc. Class A................................     8,564      545,612
   #Autoliv, Inc......................................................     9,404      618,783
   *Ballantyne Strong, Inc............................................     9,030       32,327
  #*Barnes & Noble, Inc...............................................    26,500      353,510
    Bassett Furniture Industries, Inc.................................     2,900       40,368
    Beasley Broadcast Group, Inc. Class A.............................     9,471       47,734
   *Beazer Homes USA, Inc.............................................    12,516      235,551
    bebe stores, Inc..................................................     1,600        6,688
    Belo Corp. Class A................................................    58,727      497,418
    Best Buy Co., Inc.................................................   197,800    3,216,228
    Big 5 Sporting Goods Corp.........................................     8,501      117,909
   *Biglari Holdings, Inc.............................................     1,627      600,168
   *Bluegreen Corp....................................................    13,073      125,501
    Bob Evans Farms, Inc..............................................    52,387    2,319,172
   #Bon-Ton Stores, Inc. (The)........................................     2,986       37,474
  #*Books-A-Million, Inc..............................................    14,887       36,473
    Brown Shoe Co., Inc...............................................    74,697    1,287,776
   *Build-A-Bear Workshop, Inc........................................    25,874      106,083
   *Cabela's, Inc.....................................................    53,051    2,738,493
   *Cache, Inc........................................................    19,581       48,365
    Callaway Golf Co..................................................   128,624      843,773
   *Cambium Learning Group, Inc.......................................    37,733       47,544
    Canterbury Park Holding Corp......................................     2,755       29,589
    Carnival Corp.....................................................   489,649   18,959,209
    Carriage Services, Inc............................................    20,916      292,406
   *Casual Male Retail Group, Inc.....................................    12,931       59,353
   *Cavco Industries, Inc.............................................     7,600      394,136
    CBS Corp. Class A.................................................    28,263    1,177,719
    CBS Corp. Class B.................................................   276,866   11,550,850
   *Christopher & Banks Corp..........................................    58,754      364,275
    Churchill Downs, Inc..............................................     7,682      496,718
   *Coast Distribution System, Inc. (The).............................       547        1,149
   #Columbia Sportswear Co............................................     4,317      220,556
    Comcast Corp. Class A............................................. 3,570,978  135,982,842
    Comcast Corp. Special Class A..................................... 1,225,931   45,028,446
  #*Conn's, Inc.......................................................    25,450      723,798
    Core-Mark Holding Co., Inc........................................    24,059    1,206,078
   *Corinthian Colleges, Inc..........................................    13,390       32,939
    CSS Industries, Inc...............................................    13,050      296,365
    Culp, Inc.........................................................    10,036      175,630
   *Cybex International, Inc..........................................    29,063       73,239
    D.R. Horton, Inc..................................................   208,125    4,924,237
   *dELiA*s, Inc......................................................    22,143       22,807
   *Delta Apparel, Inc................................................     7,532      108,837
    Destination Maternity Corp........................................       200        4,554
    Dillard's, Inc. Class A...........................................   120,300   10,154,523
   *Discovery Communications, Inc. Class B............................     3,762      261,271
   *Dixie Group, Inc. (The)...........................................    11,800       49,914
   *Dorman Products, Inc..............................................    20,712      717,257
    Dover Downs Gaming & Entertainment, Inc...........................     5,935       13,235
    Dover Motorsports, Inc............................................    15,098       25,969
  #*DreamWorks Animation SKG, Inc. Class A............................    46,429      808,329
   *E.W. Scripps Co. Class A (The)....................................    41,061      451,260

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Consumer Discretionary -- (Continued)
  #*Education Management Corp.........................................  13,202 $    57,165
    Educational Development Corp......................................   1,679       6,632
    Escalade, Inc.....................................................     277       1,521
   *Federal-Mogul Corp................................................  38,585     360,384
    Fisher Communications, Inc........................................   8,375     297,145
   *Flanigan's Enterprises, Inc.......................................     865       6,708
    Flexsteel Industries, Inc.........................................   2,068      48,515
    Foot Locker, Inc..................................................  15,700     539,295
    Fred's, Inc. Class A..............................................  45,030     595,297
    Frisch's Restaurants, Inc.........................................     600      10,962
   *Full House Resorts, Inc...........................................   2,574       8,288
   *Gaiam, Inc. Class A...............................................   5,988      19,581
   #GameStop Corp. Class A............................................ 104,752   2,430,246
    Gaming Partners International Corp................................     500       3,800
    Gannett Co., Inc.................................................. 119,639   2,348,514
   *General Motors Co................................................. 674,707  18,952,520
   *Genesco, Inc......................................................   6,456     402,402
   *G-III Apparel Group, Ltd..........................................   5,619     201,666
   *Gray Television, Inc..............................................  17,380      65,001
   #Group 1 Automotive, Inc...........................................  57,936   3,924,585
   *Hallwood Group, Inc. (The)........................................     296       2,742
    Hastings Entertainment, Inc.......................................     300         651
    Haverty Furniture Cos., Inc.......................................  33,479     602,622
   *Helen of Troy, Ltd................................................  64,389   2,330,882
  #*hhgregg, Inc......................................................  36,388     308,570
   *Hollywood Media Corp..............................................  19,037      24,938
    Hooker Furniture Corp.............................................  14,814     223,691
   *Hyatt Hotels Corp. Class A........................................  12,101     484,887
  #*Iconix Brand Group, Inc...........................................  95,618   2,299,613
    International Speedway Corp. Class A..............................  24,844     680,974
   *Isle of Capri Casinos, Inc........................................  15,434     108,501
   #J.C. Penney Co., Inc.............................................. 206,990   4,208,107
    JAKKS Pacific, Inc................................................  13,103     171,125
   *Jarden Corp....................................................... 108,050   6,357,662
   *Johnson Outdoors, Inc. Class A....................................  15,588     334,830
    Jones Group, Inc. (The)........................................... 103,143   1,237,716
   *Journal Communications, Inc. Class A..............................  77,674     425,654
    KB Home...........................................................  30,800     587,356
   *Kid Brands, Inc...................................................   9,776      16,130
   *K-Swiss, Inc. Class A.............................................     439       2,068
   *Lakeland Industries, Inc..........................................  11,757      57,727
    La-Z-Boy, Inc.....................................................  56,332     881,032
   *Lee Enterprises, Inc..............................................  38,128      48,423
   #Lennar Corp. Class A.............................................. 224,100   9,309,114
    Lennar Corp. Class B Voting.......................................   7,868     260,273
   *Liberty Interactive Corp. Class A................................. 882,463  18,761,163
   *Liberty Interactive Corp. Class B.................................  35,706     783,390
   *Liberty Media Corp. (531229102)...................................  96,382  10,747,588
   *Liberty Media Corp. (531229201)...................................   7,622     856,408
   *Liberty Ventures Series A.........................................  38,401   2,865,867
   *Liberty Ventures Series B.........................................   1,785     133,339
    Lifetime Brands, Inc..............................................  16,431     174,826
   *Lithia Motors, Inc. Class A.......................................  34,933   1,511,551
   *Live Nation Entertainment, Inc.................................... 145,347   1,491,260
   *Lowe's Cos., Inc.................................................. 139,546   5,329,262
   *Luby's, Inc.......................................................  44,415     302,910
   *M/I Homes, Inc....................................................  37,930   1,033,213
    Mac-Gray Corp.....................................................  13,104     158,165
   *Madison Square Garden Co. Class A (The)...........................  29,558   1,537,607
   *Maidenform Brands, Inc............................................   1,056      20,497
    Marcus Corp.......................................................  18,899     251,357

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CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Consumer Discretionary -- (Continued)
   *MarineMax, Inc....................................................    24,468 $   285,786
   *Marriott Vacations Worldwide Corp.................................       662      29,380
   *Martha Stewart Living Omnimedia Class A...........................       980       2,852
  #*McClatchy Co. Class A (The).......................................    51,312     149,831
    MDC Holdings, Inc.................................................    18,400     723,488
  #*Media General, Inc. Class A.......................................    25,196     107,335
    Men's Wearhouse, Inc. (The).......................................    52,860   1,604,301
   #Meredith Corp.....................................................    32,676   1,184,832
   *Meritage Homes Corp...............................................    28,156   1,245,621
   *MGM Resorts International.........................................   251,100   3,206,547
   *Modine Manufacturing Co...........................................     2,900      24,592
   *Mohawk Industries, Inc............................................    98,740  10,037,908
   *Monarch Casino & Resort, Inc......................................     1,103      11,427
  #*Motorcar Parts of America, Inc....................................    11,374      75,865
   *Movado Group, Inc.................................................    36,900   1,349,064
   *MTR Gaming Group, Inc.............................................    24,536      98,144
   *Multimedia Games Holding Co., Inc.................................    26,639     451,265
    NACCO Industries, Inc. Class A....................................     6,123     398,975
   *Navarre Corp......................................................       336         729
   *New York & Co., Inc...............................................     6,926      27,081
    News Corp. Class A................................................ 1,631,529  45,258,614
    News Corp. Class B................................................   621,962  17,564,207
   *Office Depot, Inc.................................................       900       3,897
    OfficeMax, Inc....................................................    32,198     347,094
  #*Orchard Supply Hardware Stores Corp. Class A......................     4,649      33,147
   *Orient-Express Hotels, Ltd. Class A...............................    75,198     873,801
    Outdoor Channel Holdings, Inc.....................................    35,808     276,438
   *Pacific Sunwear of California, Inc................................    43,900      86,922
  #*Penn National Gaming, Inc.........................................    63,446   3,087,282
    Penske Automotive Group, Inc......................................    43,845   1,443,377
    Pep Boys--Manny, Moe & Jack (The).................................    75,998     845,858
   *Perfumania Holdings, Inc..........................................       537       3,405
    Perry Ellis International, Inc....................................    23,892     461,116
   *Pinnacle Entertainment, Inc.......................................    71,930   1,118,511
   *PulteGroup, Inc...................................................   143,221   2,970,404
    PVH Corp..........................................................    31,964   3,799,561
   *Quiksilver, Inc...................................................    74,010     484,025
   *Radio One, Inc. Class D...........................................    13,955      18,979
   #RadioShack Corp...................................................    90,200     296,758
   *Red Lion Hotels Corp..............................................     1,642      12,266
   *Red Robin Gourmet Burgers, Inc....................................    31,175   1,152,540
    Regis Corp........................................................    65,192   1,157,158
   #Rent-A-Center, Inc................................................    76,435   2,727,201
   *Rick's Cabaret International, Inc.................................    12,026     101,259
   *Rocky Brands, Inc.................................................     8,729     123,253
    Royal Caribbean Cruises, Ltd......................................   322,500  11,674,500
   *Ruby Tuesday, Inc.................................................    74,723     562,664
    Saga Communications, Inc. Class A.................................     8,693     408,587
   *Saks, Inc.........................................................    95,502   1,032,377
    Salem Communications Corp. Class A................................    10,922      63,675
    Scholastic Corp...................................................    30,900     916,494
   *Scientific Games Corp. Class A....................................    41,635     370,135
   #Sears Canada, Inc.................................................    26,121     248,149
   #*Sears Holdings Corp..............................................   112,601   5,286,617
    Service Corp. International.......................................   274,069   4,091,850
    Shiloh Industries, Inc............................................    24,793     269,004
    Shoe Carnival, Inc................................................    33,450     684,721
   *Skechers U.S.A., Inc. Class A.....................................    49,610     942,590
    Spartan Motors, Inc...............................................    16,820      95,369
    Speedway Motorsports, Inc.........................................    52,187     853,779
   *Sport Chalet, Inc. Class A........................................       875       1,522

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CONTINUED


                                                                        SHARES      VALUE+
                                                                       --------- ------------
Consumer Discretionary -- (Continued)
   *Sport Chalet, Inc. Class B........................................       299 $        555
    Stage Stores, Inc.................................................    60,550    1,383,568
    Standard Motor Products, Inc......................................    37,342      866,708
   *Stanley Furniture Co., Inc........................................    15,798       73,461
    Staples, Inc......................................................   497,525    6,706,637
   *Starz--Liberty Capital (85571Q102)................................    96,382    1,536,334
   *Starz--Liberty Capital (85571Q201)................................     7,622      123,248
   Stein Mart, Inc....................................................    22,915      193,403
   *Steiner Leisure, Ltd..............................................     1,200       54,060
   *Steinway Musical Instruments, Inc.................................    13,080      290,899
    Stewart Enterprises, Inc. Class A.................................    85,569      705,944
    Strattec Security Corp............................................     5,224      140,526
    Superior Industries International, Inc............................    38,753      785,523
    Superior Uniform Group, Inc.......................................     8,978      101,721
    Systemax, Inc.....................................................    11,750      115,032
   *Tandy Brands Accessories, Inc.....................................     7,478       11,666
    Tandy Leather Factory, Inc........................................       500        2,885
    Time Warner Cable, Inc............................................   693,942   61,996,778
    Time Warner, Inc.................................................. 1,534,860   77,541,127
   *Toll Brothers, Inc................................................   203,299    7,613,548
    Trans World Entertainment Corp....................................     5,781       19,713
   *Tuesday Morning Corp..............................................    60,500      508,200
   *Unifi, Inc........................................................    43,422      586,197
   *Vail Resorts, Inc.................................................    11,600      613,060
   *VOXX International Corp...........................................    24,255      234,303
    Walt Disney Co. (The).............................................    26,220    1,412,734
    Washington Post Co. Class B (The).................................     5,780    2,229,230
    Wendy's Co. (The).................................................   242,704    1,247,499
   *West Marine, Inc..................................................    26,468      317,087
   *Wet Seal, Inc. Class A (The)......................................    13,619       38,133
    Whirlpool Corp....................................................    30,049    3,467,054
   *WMS Industries, Inc...............................................    41,662    1,031,134
    Wyndham Worldwide Corp............................................   144,114    8,040,120
   *Zale Corp.........................................................    11,652       57,328
                                                                                 ------------
Total Consumer Discretionary..........................................            669,844,853
                                                                                 ------------
Consumer Staples -- (7.5%)
    Alico, Inc........................................................       960       41,827
   *Alliance One International, Inc...................................    27,276       98,739
    Andersons, Inc. (The).............................................    15,774      743,744
    Archer-Daniels-Midland Co.........................................   813,476   23,208,470
    B&G Foods, Inc....................................................     1,550       49,135
    Beam, Inc.........................................................   131,553    8,069,461
   *Boulder Brands, Inc...............................................    76,099    1,022,010
    Bunge, Ltd........................................................   121,368    9,668,175
    CCA Industries, Inc...............................................     8,323       39,118
   *Central Garden & Pet Co...........................................    26,784      257,126
   *Central Garden & Pet Co. Class A..................................    60,153      578,672
   *Chiquita Brands International, Inc................................    63,990      470,326
   *Constellation Brands, Inc. Class A................................   249,042    8,058,999
   *Constellation Brands, Inc. Class B................................    12,715      414,255
   *Craft Brew Alliance, Inc..........................................     9,754       65,059
    CVS Caremark Corp................................................. 1,510,745   77,350,144
   *Dole Food Co., Inc................................................    19,567      217,976
   *Farmer Brothers Co................................................     8,295      111,485
    Fresh Del Monte Produce, Inc......................................    39,437    1,039,165
    Griffin Land & Nurseries, Inc.....................................     1,500       45,150
  #*Hain Celestial Group, Inc. (The)..................................    43,646    2,487,386
    Ingles Markets, Inc. Class A......................................    11,437      219,476
    Ingredion, Inc....................................................    62,117    4,104,070
    J.M. Smucker Co. (The)............................................   108,204    9,590,121

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CONTINUED


                                                                        SHARES      VALUE+
                                                                       --------- ------------
Consumer Staples -- (Continued)
    John B. Sanfilippo & Son, Inc.....................................     9,100 $    167,713
    Kraft Foods Group, Inc............................................   639,278   29,547,429
   *Mannatech, Inc....................................................       717        4,338
    MGP Ingredients, Inc..............................................     4,788       17,859
    Molson Coors Brewing Co. Class A..................................     1,908       86,614
    Molson Coors Brewing Co. Class B..................................   190,750    8,618,085
    Mondelez International, Inc. Class A.............................. 2,081,099   57,833,741
    Nash Finch Co.....................................................     1,082       22,473
    Nutraceutical International Corp..................................    14,615      256,932
    Oil-Dri Corp. of America..........................................     5,047      140,054
   *Omega Protein Corp................................................    25,852      178,637
   *Pantry, Inc. (The)................................................    24,658      308,225
   *Post Holdings, Inc................................................    50,201    1,907,136
   *Prestige Brands Holdings, Inc.....................................   111,489    2,391,439
   #Safeway, Inc......................................................   157,807    3,037,785
  #*Sanderson Farms, Inc..............................................    16,100      812,728
   *Seneca Foods Corp. Class A........................................     6,301      189,093
   *Seneca Foods Corp. Class B........................................       300        9,033
   *Smithfield Foods, Inc.............................................   185,173    4,316,383
   Snyders-Lance, Inc.................................................    20,435      519,662
   Spartan Stores, Inc................................................    32,983      535,644
   *Spectrum Brands Holdings, Inc.....................................    46,130    2,336,023
   *Susser Holdings Corp..............................................    12,360      517,390
   *TreeHouse Foods, Inc..............................................    16,925      895,840
    Tyson Foods, Inc. Class A.........................................   405,030    8,959,264
    Universal Corp....................................................    22,290    1,212,130
    Weis Markets, Inc.................................................    11,602      467,097
                                                                                 ------------
Total Consumer Staples................................................            273,238,836
                                                                                 ------------
Energy -- (16.7%)
    Adams Resources & Energy, Inc.....................................     6,004      214,283
    Alon USA Energy, Inc..............................................    33,484      656,956
    Anadarko Petroleum Corp...........................................   845,068   67,622,341
    Apache Corp.......................................................   292,215   24,475,928
   *Approach Resources, Inc...........................................     6,883      183,019
   *Arch Coal, Inc....................................................    60,743      432,490
   *Atwood Oceanics, Inc..............................................     4,600      242,742
    Baker Hughes, Inc.................................................     3,891      174,006
   *Barnwell Industries, Inc..........................................     8,038       27,731
   *Bill Barrett Corp.................................................    51,500      822,455
    Bolt Technology Corp..............................................     9,574      142,653
    Bristow Group, Inc................................................    42,400    2,415,952
   *C&J Energy Services, Inc..........................................    37,416      857,201
    Cabot Oil & Gas Corp..............................................       284       14,990
   #Chesapeake Energy Corp............................................   624,655   12,605,538
    Chevron Corp......................................................   613,078   70,595,932
   *Cloud Peak Energy, Inc............................................    33,115      579,844
   *Comstock Resources, Inc...........................................    32,421      473,022
    ConocoPhillips.................................................... 1,766,829  102,476,082
   *Crimson Exploration, Inc..........................................    12,841       39,293
   *Dawson Geophysical Co.............................................    17,055      455,710
    Delek US Holdings, Inc............................................    52,256    1,775,136
   *Denbury Resources, Inc............................................   289,460    5,392,640
    Devon Energy Corp.................................................    42,463    2,428,459
    DHT Holdings, Inc.................................................     1,819        8,295
   *Double Eagle Petroleum Co.........................................     5,729       29,103
    EOG Resources, Inc................................................     6,045      755,504
   *EPL Oil & Gas, Inc................................................    27,489      672,381
   #EXCO Resources, Inc...............................................     8,340       53,459
   *Exterran Holdings, Inc............................................    79,513    1,847,882
   *Forest Oil Corp...................................................    24,286      169,031

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------- ------------
Energy -- (Continued)
   *Green Plains Renewable Energy, Inc................................   5,146 $     40,190
    Gulf Island Fabrication, Inc......................................  15,018      348,718
    Gulfmark Offshore, Inc. Class A...................................  35,505    1,234,154
   *Harvest Natural Resources, Inc....................................  38,663      358,793
   *Helix Energy Solutions Group, Inc................................. 103,010    2,443,397
    Helmerich & Payne, Inc............................................  95,808    6,164,287
   *Hercules Offshore, Inc............................................ 107,413      706,778
    Hess Corp......................................................... 378,130   25,395,211
   *HKN, Inc..........................................................     564       47,094
    HollyFrontier Corp................................................   7,105      371,023
   *Hornbeck Offshore Services, Inc...................................  29,719    1,093,956
   *Key Energy Services, Inc..........................................  49,745      404,427
   *Magnum Hunter Resources Corp......................................  79,866      322,659
    Marathon Oil Corp................................................. 903,937   30,381,323
    Marathon Petroleum Corp........................................... 451,968   33,540,545
   *Matrix Service Co.................................................  15,423      220,240
   *McDermott International, Inc......................................  63,698      775,205
    Murphy Oil Corp................................................... 189,426   11,274,636
   *Nabors Industries, Ltd............................................ 272,782    4,547,276
    National Oilwell Varco, Inc....................................... 250,948   18,605,285
   *Natural Gas Services Group, Inc...................................  14,526      264,228
   *Newpark Resources, Inc............................................  97,395      839,545
    Noble Corp........................................................  74,243    3,006,841
    Noble Energy, Inc.................................................  66,897    7,210,828
   *Northern Oil & Gas, Inc...........................................  41,972      694,217
    Occidental Petroleum Corp.........................................  29,242    2,581,191
 o#*Overseas Shipholding Group, Inc...................................   2,355        2,355
   *Parker Drilling Co................................................ 117,663      661,266
    Patterson-UTI Energy, Inc......................................... 152,325    3,098,290
   #*PDC Energy, Inc..................................................  24,103      892,534
   *PHI, Inc. Non-Voting..............................................  21,843      722,785
   *PHI, Inc. Voting..................................................   1,099       36,970
    Phillips 66....................................................... 883,414   53,508,386
   *Pioneer Energy Services Corp......................................  99,821      756,643
    Pioneer Natural Resources Co......................................  88,400   10,390,536
   *Plains Exploration & Production Co................................ 162,430    7,756,032
    QEP Resources, Inc................................................  33,043      969,812
   *REX American Resources Corp.......................................   4,050       88,452
   *Rex Energy Corp...................................................  35,100      460,863
   *Rowan Cos. P.L.C. Class A......................................... 121,858    4,201,664
    SEACOR Holdings, Inc..............................................  36,653    3,334,323
   *SemGroup Corp. Class A............................................   4,727      204,017
    Ship Finance International, Ltd...................................  40,467      682,274
   *Superior Energy Services, Inc.....................................  29,811      744,381
   *Swift Energy Co...................................................  57,500      866,525
    Teekay Corp.......................................................  37,720    1,326,990
    Tesoro Corp....................................................... 168,807    8,219,213
    TGC Industries, Inc...............................................   1,702       15,488
    Tidewater, Inc....................................................  49,127    2,415,575
    Transocean, Ltd................................................... 274,265   15,553,568
   *Triangle Petroleum Corp...........................................   7,779       48,930
   *Unit Corp.........................................................  57,000    2,743,410
   *USEC, Inc......................................................... 152,791       86,556
    Valero Energy Corp................................................ 658,099   28,778,669
   *Weatherford International, Ltd.................................... 282,083    3,765,808
    Western Refining, Inc.............................................  68,485    2,303,151
   *Whiting Petroleum Corp............................................  16,007      761,613
   *Willbros Group, Inc...............................................   2,600       17,004
                                                                               ------------
Total Energy..........................................................          606,926,188
                                                                               ------------

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CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Financials -- (16.9%)
    1st Source Corp...................................................    41,187 $   930,826
    1st United Bancorp, Inc...........................................       863       5,540
    ACE, Ltd..........................................................    46,348   3,954,875
   *Alexander & Baldwin, Inc..........................................    66,838   2,245,757
   *Allegheny Corp....................................................     2,626     946,909
    Allied World Assurance Co. Holdings AG............................     8,435     715,541
    Allstate Corp. (The)..............................................   157,339   6,907,182
    Alterra Capital Holdings, Ltd.....................................    26,764     815,499
   *American Capital, Ltd.............................................   422,803   5,648,648
    American Equity Investment Life Holding Co........................    88,700   1,195,676
    American Financial Group, Inc.....................................   173,596   7,388,246
   *American Independence Corp........................................       866       4,165
   *American International Group, Inc.................................    45,710   1,729,209
    American National Insurance Co....................................    37,287   2,878,929
   *American Safety Insurance Holdings, Ltd...........................    11,249     224,755
   *Ameris Bancorp....................................................    12,022     159,412
   *AmeriServ Financial, Inc..........................................    33,075      98,563
    Argo Group International Holdings, Ltd............................    38,796   1,400,148
    Aspen Insurance Holdings, Ltd.....................................   102,623   3,500,471
   *Asset Acceptance Capital Corp.....................................     5,800      31,146
    Associated Banc-Corp..............................................    31,434     448,563
    Assurant, Inc.....................................................    65,820   2,516,957
    Assured Guaranty, Ltd.............................................   122,989   2,229,791
    Asta Funding, Inc.................................................     7,327      69,387
    Astoria Financial Corp............................................    12,038     117,250
   *Atlantic Coast Financial Corp.....................................       379       1,323
  #*Atlanticus Holdings Corp..........................................    19,218      61,690
   *AV Homes, Inc.....................................................    15,767     234,771
    Axis Capital Holdings, Ltd........................................       800      30,616
    Baldwin & Lyons, Inc. Class A.....................................       300       7,635
    Baldwin & Lyons, Inc. Class B.....................................     6,556     161,933
   *Bancorp, Inc. (The)...............................................       459       5,407
   *BancTrust Financial Group, Inc....................................    33,553      95,626
    Bank Mutual Corp..................................................    51,232     262,820
    Bank of America Corp.............................................. 6,406,476  72,521,308
    Bank of New York Mellon Corp. (The)...............................   442,815  12,026,855
    BankFinancial Corp................................................    39,867     300,996
    Banner Corp.......................................................     7,943     239,879
    BCB Bancorp, Inc..................................................     1,059      10,082
    Berkshire Hills Bancorp, Inc......................................    25,980     628,716
   *BofI Holding, Inc.................................................     8,208     262,328
   *Capital Bank Financial Corp. Class A..............................       233       3,604
  #*Capital City Bank Group, Inc......................................    16,844     188,653
    Capital One Financial Corp........................................   333,920  18,806,374
    Capital Southwest Corp............................................     6,907     744,920
    Cathay General Bancorp............................................    17,730     344,139
    Centerstate Banks, Inc............................................       747       6,611
    Century Bancorp, Inc. Class A.....................................       495      16,498
    CFS Bancorp, Inc..................................................    14,148     105,120
   *Chicopee Bancorp, Inc.............................................     1,000      16,030
   *CIT Group, Inc....................................................    39,411   1,669,056
    Citigroup, Inc.................................................... 2,115,722  89,198,840
   *Citizens Community Bancorp, Inc...................................    10,355      65,547
    CME Group, Inc....................................................   414,385  23,968,028
    CNA Financial Corp................................................   277,671   8,649,452
    CNO Financial Group, Inc..........................................   301,264   3,093,981
    Codorus Valley Bancorp, Inc.......................................       121       1,902
   *Community West Bancshares.........................................       400       1,700
   *Cowen Group, Inc. Class A.........................................     4,282      11,390
    Donegal Group, Inc. Class A.......................................    27,472     361,257
    Donegal Group, Inc. Class B.......................................       300       5,658

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CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Financials -- (Continued)
   *E*Trade Financial Corp............................................  89,699 $   951,706
    Eastern Insurance Holdings, Inc...................................  23,026     422,757
   *Eastern Virginia Bankshares, Inc..................................     260       1,591
    EMC Insurance Group, Inc..........................................  18,341     457,791
    Endurance Specialty Holdings, Ltd.................................  76,288   3,274,281
    Enterprise Financial Services Corp................................   3,235      43,381
    ESB Financial Corp................................................     360       5,018
    ESSA Bancorp, Inc.................................................   8,217      90,469
    Evans Bancorp, Inc................................................   1,681      28,711
    Everest Re Group, Ltd.............................................  34,913   4,043,275
   *Farmers Capital Bank Corp.........................................     302       4,569
    FBL Financial Group, Inc. Class A.................................  24,660     861,374
    Federal Agricultural Mortgage Corp. Class A.......................     177       4,587
    Federal Agricultural Mortgage Corp. Class C.......................   9,200     315,652
    Federated National Holding Co.....................................  13,665      78,027
    Fidelity National Financial, Inc. Class A.........................  46,321   1,162,657
   *Fidelity Southern Corp............................................   7,053      78,921
   *First Acceptance Corp.............................................  39,006      48,367
    First American Financial Corp.....................................  61,982   1,480,750
    First Bancorp.....................................................  16,138     204,953
   *First Bancshares, Inc.............................................     400       2,950
    First Business Financial Services, Inc............................     482      11,645
   *First California Financial Group, Inc.............................   3,631      29,121
    First Citizens BancShares, Inc. Class A...........................   8,627   1,504,204
    First Commonwealth Financial Corp.................................  10,800      76,356
    First Community Bancshares, Inc...................................     183       2,919
    First Defiance Financial Corp.....................................  10,880     222,822
   *First Federal of Northern Michigan Bancorp, Inc...................     900       4,320
    First Financial Holdings, Inc.....................................  18,933     286,835
   *First Financial Northwest, Inc....................................  25,371     205,759
   *First Financial Service Corp......................................     130         359
    First Merchants Corp..............................................  38,531     579,892
    First Midwest Bancorp, Inc........................................   7,168      90,819
    First Pactrust Bancorp, Inc.......................................     810       9,526
   *First South Bancorp, Inc..........................................   1,978      11,947
   *FirstCity Financial Corp..........................................   5,872      57,780
    Fox Chase Bancorp, Inc............................................     351       6,041
   *Genworth Financial, Inc. Class A..................................  34,964     320,620
    German American Bancorp, Inc......................................   7,459     166,559
   *Gleacher & Co., Inc...............................................   9,000       6,930
   *Global Indemnity P.L.C............................................   7,370     155,581
    Goldman Sachs Group, Inc. (The)................................... 143,685  21,245,264
    Great Southern Bancorp, Inc.......................................   1,616      40,174
   *Guaranty Bancorp..................................................  79,339     165,025
   *Guaranty Federal Bancshares, Inc..................................   1,684      16,082
   *Hallmark Financial Services, Inc..................................  25,666     229,711
    Hampden Bancorp, Inc..............................................   5,886      97,531
    Hanover Insurance Group, Inc. (The)...............................  88,829   3,691,733
    Hartford Financial Services Group, Inc............................ 366,250   9,083,000
    HCC Insurance Holdings, Inc.......................................  17,700     684,636
    Heartland Financial USA, Inc......................................     465      11,016
   *Heritage Commerce Corp............................................  14,483      94,284
    HF Financial Corp.................................................     400       5,116
   *Hilltop Holdings, Inc.............................................  26,171     343,887
    Hingham Institution for Savings...................................     500      34,725
   *HMN Financial, Inc................................................   3,456      20,598
   *Home Bancorp, Inc.................................................     719      13,726
    Home Federal Bancorp, Inc.........................................   9,420     121,141
    HopFed Bancorp, Inc...............................................   6,781      62,995
    Horace Mann Educators Corp........................................  58,206   1,265,398
    Hudson City Bancorp, Inc..........................................  28,191     241,033

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CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Financials -- (Continued)
   *ICG Group, Inc....................................................     1,184 $    14,208
   *Imperial Holdings, Inc............................................     2,882      12,104
    Independence Holding Co...........................................    24,172     239,061
    Infinity Property & Casualty Corp.................................    15,800     939,626
   *Intervest Bancshares Corp. Class A................................     2,078       9,559
   *Investment Technology Group, Inc..................................    23,677     239,611
    Investors Title Co................................................     1,169      77,692
   #Janus Capital Group, Inc..........................................    24,840     231,012
    JPMorgan Chase & Co...............................................   777,031  36,559,309
    Kemper Corp.......................................................    76,602   2,551,613
    Kentucky First Federal Bancorp....................................     2,800      22,456
    KeyCorp...........................................................   526,210   4,946,374
    Lakeland Bancorp, Inc.............................................     4,701      45,835
    Landmark Bancorp, Inc.............................................     1,875      37,219
    Legg Mason, Inc...................................................   128,883   3,563,615
    Lincoln National Corp.............................................   378,093  10,957,135
    LNB Bancorp, Inc..................................................    13,395      98,453
    Loews Corp........................................................   243,798  10,573,519
   *Louisiana Bancorp, Inc............................................     5,606      96,760
   *Macatawa Bank Corp................................................    18,892      87,848
  #*Magyar Bancorp, Inc...............................................       500       2,435
    MainSource Financial Group, Inc...................................    45,000     621,000
    Marlin Business Services Corp.....................................    14,241     313,302
    MB Financial, Inc.................................................    19,678     440,197
  #*MBIA, Inc.........................................................    82,267     708,319
  #*MBT Financial Corp................................................    23,185      83,234
    MCG Capital Corp..................................................    11,930      54,997
    Meadowbrook Insurance Group, Inc..................................    38,553     241,727
    Medallion Financial Corp..........................................     9,550     122,144
    Mercantile Bank Corp..............................................     4,422      72,963
    Meta Financial Group, Inc.........................................     1,083      25,180
    MetLife, Inc...................................................... 1,126,173  42,051,300
   *Metro Bancorp, Inc................................................    26,598     417,855
   *MetroCorp Bancshares, Inc.........................................     2,250      22,680
   *MGIC Investment Corp..............................................    72,733     202,198
    MicroFinancial, Inc...............................................     5,900      44,309
    MidWestOne Financial Group, Inc...................................       346       8,269
    Montpelier Re Holdings, Ltd.......................................    38,746     944,627
    Morgan Stanley.................................................... 1,476,248  33,732,267
    MutualFirst Financial, Inc........................................     2,300      29,900
    NASDAQ OMX Group, Inc. (The)......................................    42,129   1,193,093
    National Western Life Insurance Co. Class A.......................       900     147,060
   *Navigators Group, Inc. (The)......................................     2,860     155,098
   *New Century Bancorp, Inc..........................................       600       3,726
    New Hampshire Thrift Bancshares, Inc..............................     3,667      47,194
   *NewBridge Bancorp.................................................    11,413      73,271
   *Newport Bancorp, Inc..............................................       700      11,088
   *NewStar Financial, Inc............................................    41,166     587,027
   *North Valley Bancorp..............................................       907      15,029
    Northeast Community Bancorp, Inc..................................    18,190     100,773
    Northrim Bancorp, Inc.............................................     5,734     124,887
    NYSE Euronext.....................................................     8,639     298,650
    Old Republic International Corp...................................   357,183   4,071,886
  #*Old Second Bancorp, Inc...........................................     4,874      10,625
    Oppenheimer Holdings, Inc. Class A................................     2,297      39,072
    Oriental Financial Group, Inc.....................................    30,191     433,845
   *Pacific Mercantile Bancorp........................................    16,236      94,169
   *Park Sterling Corp................................................     3,253      18,477
    PartnerRe, Ltd....................................................    52,224   4,579,523
    Peoples Bancorp of North Carolina.................................       250       2,562
    Peoples Bancorp, Inc..............................................    17,608     382,094

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CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Financials -- (Continued)
    People's United Financial, Inc....................................    68,700 $   845,697
  #*PHH Corp..........................................................    92,304   2,019,612
   *Phoenix Cos, Inc. (The)...........................................     2,631      71,511
   *Pinnacle Financial Partners, Inc..................................    23,924     513,648
   *Piper Jaffray Cos.................................................       312      12,084
    Platinum Underwriters Holdings, Ltd...............................    18,979     924,847
   *Popular, Inc......................................................    56,536   1,517,426
   *Porter Bancorp, Inc...............................................     1,737       1,893
  #*Portfolio Recovery Associates, Inc................................     9,401   1,005,437
    Premier Financial Bancorp, Inc....................................     1,301      14,766
    Principal Financial Group, Inc....................................   217,722   6,751,559
    Protective Life Corp..............................................    98,037   3,101,891
    Provident Financial Holdings, Inc.................................       544       9,052
    Provident Financial Services, Inc.................................    16,554     245,496
    Provident New York Bancorp........................................    71,474     638,263
    Prudential Financial, Inc.........................................   497,625  28,802,535
    Pulaski Financial Corp............................................     4,550      44,089
   #Radian Group, Inc.................................................   161,945   1,041,306
    Regions Financial Corp............................................ 1,302,555  10,133,878
    Reinsurance Group of America, Inc.................................   169,166   9,708,437
    Renasant Corp.....................................................    42,102     818,884
   *Republic First Bancorp, Inc.......................................     2,174       5,413
    Resource America, Inc. Class A....................................    21,051     163,145
   *Riverview Bancorp, Inc............................................    15,319      34,468
   #Ryman Hospitality Properties......................................    51,778   2,069,567
    Safety Insurance Group, Inc.......................................    11,042     530,126
    Sandy Spring Bancorp, Inc.........................................     9,125     181,131
    SCBT Financial Corp...............................................       528      22,229
    SeaBright Holdings, Inc...........................................    40,890     453,470
    Selective Insurance Group, Inc....................................    45,200     927,052
    SI Financial Group, Inc...........................................     5,444      63,368
    Somerset Hills Bancorp............................................     4,317      49,386
   *Southern First Bancshares, Inc....................................     1,217      11,692
   *Southwest Bancorp, Inc............................................    16,974     217,437
    State Auto Financial Corp.........................................    56,823     864,846
    StellarOne Corp...................................................    24,952     373,032
    Stewart Information Services Corp.................................    12,271     325,918
   *Stratus Properties, Inc...........................................     3,069      31,887
   *Suffolk Bancorp...................................................       205       2,835
   *Sun Bancorp, Inc..................................................     4,075      14,100
    SunTrust Banks, Inc...............................................   491,691  13,949,274
    Susquehanna Bancshares, Inc.......................................    94,247   1,076,301
    Synovus Financial Corp............................................   138,359     356,966
    Teche Holding Co..................................................       600      23,400
    TF Financial Corp.................................................       630      15,489
   *Timberland Bancorp, Inc...........................................     2,500      20,425
    Travelers Cos., Inc. (The)........................................    28,000   2,196,880
    Tree.com, Inc.....................................................     5,635      98,500
    Umpqua Holdings Corp..............................................    33,032     417,524
    Unico American Corp...............................................     1,900      23,579
    Union First Market Bankshares Corp................................    12,742     222,730
    United Financial Bancorp, Inc.....................................     6,824     102,155
    United Fire Group, Inc............................................    40,312     934,835
   *United Security Bancshares........................................       381       1,413
   *Unity Bancorp, Inc................................................     3,306      20,332
    Unum Group........................................................   517,445  12,061,643
    Validus Holdings, Ltd.............................................     4,399     160,168
   *Virginia Commerce Bancorp, Inc....................................    22,274     292,680
   *Waterstone Financial, Inc.........................................     1,300       9,724
    WesBanco, Inc.....................................................    31,462     729,604
    West Bancorporation, Inc..........................................    13,957     154,504

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CONTINUED


                                                                        SHARES      VALUE+
                                                                       --------- ------------
Financials -- (Continued)
    Westfield Financial, Inc..........................................    10,811 $     81,515
    White River Capital, Inc..........................................       300        6,465
    Wintrust Financial Corp...........................................    24,224      897,984
   *WSB Holdings, Inc.................................................       100          607
    XL Group P.L.C....................................................   240,766    6,674,034
   *Yadkin Valley Financial Corp......................................    16,710       56,146
    Zions Bancorporation..............................................    53,325    1,243,539
   *ZipRealty, Inc....................................................    10,028       34,697
                                                                                 ------------
Total Financials......................................................            615,310,674
                                                                                 ------------
Health Care -- (9.5%)
   *Addus HomeCare Corp...............................................     2,044       16,924
    Aetna, Inc........................................................   503,313   24,274,786
   *Affymax, Inc......................................................     6,200      116,622
   *Affymetrix, Inc...................................................    24,928       94,477
   *Albany Molecular Research, Inc....................................    31,487      187,977
   *Alere, Inc........................................................    74,130    1,576,004
   *Allied Healthcare Products, Inc...................................     1,000        2,540
   *Alphatec Holdings, Inc............................................     5,644        9,764
   *AMN Healthcare Services, Inc......................................    15,078      183,198
   *Amsurg Corp.......................................................    30,743      959,489
    Analogic Corp.....................................................     2,988      227,656
   *AngioDynamics, Inc................................................    46,430      566,446
   *Anika Therapeutics, Inc...........................................    14,671      155,806
    Arrhythmia Research Technology, Inc...............................     1,200        3,156
    Assisted Living Concepts, Inc. Class A............................    33,042      324,472
   *Astex Pharmaceuticals, Inc........................................       200          670
   *BioClinica, Inc...................................................     9,810       70,730
   *BioScrip, Inc.....................................................    36,570      410,681
   *Boston Scientific Corp............................................ 1,204,199    8,995,367
   *Cambrex Corp......................................................    43,567      511,912
   *Capital Senior Living Corp........................................    58,814    1,248,621
   *CardioNet, Inc....................................................     5,328       11,988
   *CareFusion Corp...................................................   207,163    6,430,340
   *Celldex Therapeutics, Inc.........................................     4,759       35,502
    Cigna Corp........................................................    42,954    2,505,936
    Community Health Systems, Inc.....................................   105,314    4,036,686
    CONMED Corp.......................................................    43,239    1,269,929
   #Cooper Cos., Inc. (The)...........................................    13,956    1,414,441
    Coventry Health Care, Inc.........................................   141,956    6,505,843
   *Cross Country Healthcare, Inc.....................................    31,468      177,794
    CryoLife, Inc.....................................................    17,502      112,363
   *Cumberland Pharmaceuticals, Inc...................................    23,319       97,940
   *Cutera, Inc.......................................................    23,864      262,504
   *Cynosure, Inc. Class A............................................     8,077      215,656
    Daxor Corp........................................................       545        4,246
   *Digirad Corp......................................................    29,111       53,855
  o*Dynacq Healthcare, Inc............................................       909            2
   *Emergent Biosolutions, Inc........................................     5,105       81,935
   *Endo Health Solutions, Inc........................................    54,588    1,728,256
  o*Enzo Biochem, Inc.................................................    47,997      138,711
   *Exactech, Inc.....................................................     3,390       65,054
   *Five Star Quality Care, Inc.......................................    28,953      163,874
   *Forest Laboratories, Inc..........................................    78,471    2,848,497
   *Gentiva Health Services, Inc......................................    31,151      308,706
   *Greatbatch, Inc...................................................    41,672    1,105,975
   *Hanger, Inc.......................................................     4,145      119,086
   *Harvard Bioscience, Inc...........................................    30,220      150,193
   *Health Net, Inc...................................................    25,498      693,546
   *Healthways, Inc...................................................    34,589      363,876
   *Hologic, Inc......................................................   305,036    7,272,058

                                      189

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CONTINUED


                                                                        SHARES      VALUE+
                                                                       --------- ------------
Health Care -- (Continued)
    Humana, Inc.......................................................   236,814 $ 17,609,489
    Invacare Corp.....................................................    24,528      385,825
    Kewaunee Scientific Corp..........................................     1,631       20,208
   *Kindred Healthcare, Inc...........................................    44,911      484,141
   *Lannet Co., Inc...................................................     3,649       21,821
   *LCA-Vision, Inc...................................................       700        2,296
    LeMaitre Vascular, Inc............................................     5,100       32,385
   *Life Technologies Corp............................................    94,990    6,144,903
   *LifePoint Hospitals, Inc..........................................    82,208    3,593,312
   *Magellan Health Services, Inc.....................................    12,003      615,754
    Maxygen, Inc......................................................    43,105      105,607
   *MedAssets, Inc....................................................    44,682      873,533
  o*MedCath Corp......................................................    29,240       40,059
   *Medical Action Industries, Inc....................................    24,509      112,986
   #*MediciNova, Inc..................................................       225          412
   *Merit Medical Systems, Inc........................................    13,395      185,789
   *Misonix, Inc......................................................     4,083       31,439
   *Molina Healthcare, Inc............................................    24,941      716,056
   *Myrexis, Inc......................................................     3,406       10,014
    National Healthcare Corp..........................................     6,484      312,075
   *Natus Medical, Inc................................................     7,661       94,384
    Omnicare, Inc.....................................................   197,388    7,688,263
   *Omnicell, Inc.....................................................    30,665      484,507
   *Palomar Medical Technologies, Inc.................................     3,288       32,124
   *PDI, Inc..........................................................    14,978      116,079
    PerkinElmer, Inc..................................................    76,500    2,695,860
    Pfizer, Inc....................................................... 5,208,907  142,098,983
   *PharMerica Corp...................................................    21,853      316,431
   *Repligen Corp.....................................................    21,271      146,770
   *RTI Biologics, Inc................................................    77,886      383,199
    Select Medical Holdings Corp......................................    51,009      496,828
   *Skilled Healthcare Group, Inc. Class A............................    12,180       64,798
   *Solta Medical, Inc................................................     4,035       10,330
   *Sucampo Pharmaceuticals, Inc. Class A.............................     7,965       41,338
   *SunLink Health Systems, Inc.......................................     1,750        1,978
   *SurModics, Inc....................................................     5,593      134,847
   *Symmetry Medical, Inc.............................................    78,674      842,599
    Teleflex, Inc.....................................................    37,223    2,791,725
   *Theragenics Corp..................................................    20,783       32,214
    Thermo Fisher Scientific, Inc.....................................   499,520   36,035,373
   *TranS1, Inc.......................................................     5,997       14,933
   *Triple-S Management Corp. Class B.................................    19,483      352,058
    UnitedHealth Group, Inc...........................................    45,732    2,524,864
    Universal American Corp...........................................    85,628      802,334
  #*VCA Antech, Inc...................................................    49,047    1,059,415
   *ViroPharma, Inc...................................................   103,479    2,758,750
   *WellCare Health Plans, Inc........................................     9,700      491,887
    WellPoint, Inc....................................................   504,640   32,710,765
   *Wright Medical Group, Inc.........................................    32,357      684,027
   oYoung Innovations, Inc............................................     2,165       85,453
                                                                                 ------------
Total Health Care.....................................................            345,403,310
                                                                                 ------------
Industrials -- (13.9%)
   *A.T. Cross Co. Class A............................................    18,022      206,172
    AAR Corp..........................................................    32,906      620,278
    ABM Industries, Inc...............................................    64,500    1,413,840
    Aceto Corp........................................................    31,686      330,802
    Acme United Corp..................................................     1,030       12,535
   *Actuant Corp. Class A.............................................    44,986    1,326,187
   *Adept Technology, Inc.............................................    20,476       79,447
    ADT Corp. (The)...................................................   197,193    9,366,667

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CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Industrials -- (Continued)
   *AECOM Technology Corp.............................................    23,177 $   592,636
   *Aegion Corp.......................................................    12,363     290,778
   *Aerovironment, Inc................................................    35,065     759,157
   *AGCO Corp.........................................................    58,973   3,125,569
    Aircastle, Ltd....................................................    38,900     536,820
    Alamo Group, Inc..................................................    22,751     772,624
  #*Alaska Air Group, Inc.............................................    52,626   2,427,637
    Albany International Corp. Class A................................    20,551     515,008
    Alliant Techsystems, Inc..........................................    10,900     705,448
  o*Allied Defense Group, Inc. (The)..................................     2,645      13,913
    Amerco, Inc.......................................................    29,431   3,957,292
    American Railcar Industries, Inc..................................    20,003     786,918
    Ampco-Pittsburgh Corp.............................................     4,007      73,809
   *AMREP Corp........................................................       966       9,660
   *Apogee Enterprises, Inc...........................................    36,374     889,344
   *Argan, Inc........................................................        21         395
   *Ascent Solar Technologies, Inc....................................     1,951       1,288
    Astec Industries, Inc.............................................    22,925     809,711
   *Atlas Air Worldwide Holdings, Inc.................................    36,746   1,656,877
   *Avis Budget Group, Inc............................................    94,608   2,036,910
    Barnes Group, Inc.................................................    36,400     869,960
    Barrett Business Services, Inc....................................    12,955     521,309
   *BlueLinx Holdings, Inc............................................    12,553      38,914
    Brady Corp. Class A...............................................    44,400   1,549,116
    Briggs & Stratton Corp............................................    41,033     973,713
   *Builders FirstSource, Inc.........................................    12,182      76,381
   *CAI International, Inc............................................    12,482     313,049
    Cascade Corp......................................................     5,840     377,089
   *Casella Waste Systems, Inc. Class A...............................    14,362      65,203
   *CBIZ, Inc.........................................................    35,878     217,421
    CDI Corp..........................................................    40,637     691,642
    CECO Environmental Corp...........................................     3,291      36,398
    Celadon Group, Inc................................................    23,892     473,301
   *Champion Industries, Inc..........................................       686          75
    Chicago Rivet & Machine Co........................................       700      14,399
    CIRCOR International, Inc.........................................     6,338     263,027
    CNH Global NV.....................................................     6,958     332,175
   *Columbus McKinnon Corp............................................    17,542     331,895
    Comfort Systems USA, Inc..........................................    39,040     504,006
    CompX International, Inc..........................................       500       6,750
   *Consolidated Graphics, Inc........................................    12,008     439,853
    Corrections Corp. of America......................................     7,040     266,746
    Courier Corp......................................................     8,245      99,847
    Covanta Holding Corp..............................................    94,292   1,859,438
   *Covenant Transportation Group, Inc. Class A.......................     7,080      44,675
   *CPI Aerostructures, Inc...........................................     4,626      52,181
   *CRA International, Inc............................................     7,613     141,526
    CSX Corp.......................................................... 1,242,950  27,382,188
    Curtiss-Wright Corp...............................................    46,353   1,652,484
    Douglas Dynamics, Inc.............................................    30,234     398,484
   *Ducommun, Inc.....................................................    16,345     262,010
   *Dycom Industries, Inc.............................................    27,323     573,237
    Eastern Co. (The).................................................    10,193     159,419
   *Eaton Corp. P.L.C.................................................    24,778   1,411,107
    Ecology & Environment, Inc. Class A...............................       900      11,610
    EMCOR Group, Inc..................................................    25,273     918,168
    Encore Wire Corp..................................................    19,966     651,291
   *Energy Recovery, Inc..............................................     1,783       6,651
   *EnergySolutions, Inc..............................................    11,933      45,703
   *EnerNOC, Inc......................................................     4,121      63,669
   *EnerSys, Inc......................................................    43,239   1,769,772

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CONTINUED


                                                                        SHARES      VALUE+
                                                                       --------- ------------
Industrials -- (Continued)
   *Engility Holdings, Inc............................................     7,988 $    153,769
    Ennis, Inc........................................................    48,483      756,820
   *EnPro Industries, Inc.............................................    17,635      784,405
    ESCO Technologies, Inc............................................    17,597      724,468
    Espey Manufacturing & Electronics Corp............................     1,671       42,009
   *Esterline Technologies Corp.......................................    44,968    2,985,426
   *Excel Maritime Carriers, Ltd......................................    12,400        6,832
    Exelis, Inc.......................................................    25,093      275,772
   *Federal Signal Corp...............................................    68,080      547,363
    FedEx Corp........................................................   142,324   14,438,770
   *Flow International Corp...........................................    20,330       76,644
   *Fortune Brands Home & Security, Inc...............................   149,626    4,898,755
   *Franklin Covey Co.................................................     3,046       42,278
    FreightCar America, Inc...........................................    11,505      285,209
   *Frozen Food Express Industries....................................     8,686        9,641
   *FTI Consulting, Inc...............................................    22,009      715,292
   *Furmanite Corp....................................................    31,044      164,844
    G & K Services, Inc. Class A......................................    29,714    1,189,749
    GATX Corp.........................................................    65,445    3,098,821
   *Genco Shipping & Trading, Ltd.....................................     2,689        8,981
   *Gencor Industries, Inc............................................     8,766       64,781
   *General Cable Corp................................................    26,404      887,702
    General Dynamics Corp.............................................    28,674    1,901,086
    General Electric Co............................................... 5,021,489  111,878,775
    Geo Group, Inc. (The).............................................    44,547    1,453,123
   *Gibraltar Industries, Inc.........................................    42,111      731,468
   *GP Strategies Corp................................................    18,583      397,676
   *GrafTech International, Ltd.......................................    19,558      187,757
    Granite Construction, Inc.........................................    26,636      968,485
    Great Lakes Dredge & Dock Corp....................................    70,891      664,958
   *Greenbrier Cos., Inc..............................................    21,793      434,334
    Griffon Corp......................................................    67,323      794,411
    H&E Equipment Services, Inc.......................................    59,629    1,149,647
    Hardinge, Inc.....................................................    19,132      215,809
    Harsco Corp.......................................................    36,812      938,338
   *Hawaiian Holdings, Inc............................................    18,070      104,264
    Heidrick & Struggles International, Inc...........................    18,234      288,280
   *Hertz Global Holdings, Inc........................................   278,411    5,089,353
   *Hill International, Inc...........................................    27,154       92,595
   *Hudson Global, Inc................................................    15,880       76,383
   *Huntington Ingalls Industries, Inc................................    48,170    2,133,931
   *Hurco Cos., Inc...................................................     7,910      234,769
   *Huron Consulting Group, Inc.......................................     4,001      136,434
    Hyster-Yale Materials Handling, Inc...............................    12,246      614,504
   *ICF International, Inc............................................    31,660      724,697
   *Ingersoll-Rand P.L.C..............................................   213,109   10,951,672
    Insteel Industries, Inc...........................................    16,378      248,290
    International Shipholding Corp....................................    11,354      216,861
    Intersections, Inc................................................    26,279      272,776
  #*JetBlue Airways Corp..............................................   324,893    1,887,628
   *Kadant, Inc.......................................................     5,786      155,470
    KAR Auction Services, Inc.........................................    18,100      386,073
    Kelly Services, Inc. Class A......................................    44,445      708,453
   *Key Technology, Inc...............................................     3,199       39,348
    Kimball International, Inc. Class B...............................    31,258      337,586
   *Korn/Ferry International..........................................    30,127      517,582
    L.B. Foster Co. Class A...........................................     3,502      151,672
    L.S. Starrett Co. Class A (The)...................................     4,097       44,248
    L-3 Communications Holdings, Inc..................................   100,470    7,627,682
    Lawson Products, Inc..............................................     8,847       97,140
   *Layne Christensen Co..............................................    34,461      781,231

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CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Industrials -- (Continued)
   *LMI Aerospace, Inc................................................  14,655 $   323,875
    LSI Industries, Inc...............................................  27,715     200,657
   *Lydall, Inc.......................................................  14,605     223,164
    Marten Transport, Ltd.............................................  31,855     648,568
   *Matson, Inc.......................................................  62,316   1,708,082
    McGrath RentCorp..................................................  17,552     524,629
   *Metalico, Inc.....................................................  27,024      52,156
    Met-Pro Corp......................................................   1,984      20,574
   *MFRI, Inc.........................................................   8,900      54,023
    Miller Industries, Inc............................................  20,099     307,113
   *Mobile Mini, Inc..................................................  54,461   1,307,064
   *Moog, Inc. Class A................................................  35,339   1,547,848
   *Mueller Industries, Inc...........................................  15,456     824,732
   *Mueller Water Products, Inc. Class A.............................. 185,957   1,099,006
   *MYR Group, Inc....................................................   8,188     183,821
    National Presto Industries, Inc...................................     377      27,653
   *National Technical Systems, Inc...................................  15,600     124,488
   *Navigant Consulting, Inc..........................................  10,961     126,380
    NL Industries, Inc................................................  51,251     663,188
   *NN, Inc...........................................................  16,796     155,531
    Norfolk Southern Corp............................................. 545,229  37,549,921
    Northrop Grumman Corp............................................. 337,038  21,920,952
   *Northwest Pipe Co.................................................   8,801     216,945
   *Ocean Power Technologies, Inc.....................................   8,400      17,892
   *On Assignment, Inc................................................  53,951   1,319,102
   *Orbital Sciences Corp.............................................  36,476     536,197
   *Orion Energy Systems, Inc.........................................   1,043       2,117
   *Oshkosh Corp......................................................  14,466     566,778
   *Owens Corning, Inc................................................ 149,300   6,221,331
    P.A.M. Transportation Services, Inc...............................  19,428     183,400
    Pentair, Inc...................................................... 117,934   5,976,895
   *PGT, Inc..........................................................     500       2,450
    Pike Electric Corp................................................  16,826     174,990
   *Powell Industries, Inc............................................   5,929     268,287
   *PowerSecure International, Inc....................................  14,959     129,994
    Providence & Worcester Railroad Co................................     850      13,600
    Quad/Graphics, Inc................................................   2,390      51,863
    Quanex Building Products Corp.....................................  19,678     406,547
   *Quanta Services, Inc.............................................. 168,307   4,875,854
    Raytheon Co.......................................................  96,954   5,107,537
    RCM Technologies, Inc.............................................  20,293     112,220
   *Real Goods Solar, Inc. Class A....................................   2,471       2,342
    Regal-Beloit Corp.................................................  16,070   1,191,751
   *Republic Airways Holdings, Inc....................................  48,097     403,534
    Republic Services, Inc............................................ 429,755  13,704,887
    Resources Connection, Inc.........................................  23,336     284,933
   *Roadrunner Transportation Systems, Inc............................     879      17,677
    Robbins & Myers, Inc..............................................   8,889     518,051
   *Rush Enterprises, Inc. Class A....................................  32,603     771,387
   *Rush Enterprises, Inc. Class B....................................  18,522     362,476
    Ryder System, Inc.................................................  89,844   5,101,342
   *Saia, Inc.........................................................   5,950     154,343
    Schawk, Inc.......................................................  44,631     573,062
    Seaboard Corp.....................................................   1,812   4,898,398
    SeaCube Container Leasing, Ltd....................................     223       5,122
    SIFCO Industries, Inc.............................................   6,623     102,524
    SkyWest, Inc......................................................  46,706     590,364
    SL Industries, Inc................................................     300       5,244
    Southwest Airlines Co............................................. 645,761   7,238,981
   *Sparton Corp......................................................   9,132     138,989
    SPX Corp..........................................................  11,003     821,154

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------- ------------
Industrials -- (Continued)
    Standard Register Co. (The).......................................  30,430 $     20,084
    Standex International Corp........................................  22,341    1,265,618
    Stanley Black & Decker, Inc....................................... 154,919   11,902,427
   *Steelcase, Inc. Class A...........................................  55,469      756,042
   *Sterling Construction Co., Inc....................................  19,761      202,550
   *Supreme Industries, Inc. Class A..................................   1,365        5,160
   *SYKES Enterprises, Inc............................................  20,092      323,481
    Sypris Solutions, Inc.............................................   8,460       35,024
   *TAL International Group, Inc......................................  22,054      924,063
   *Tecumseh Products Co. Class A.....................................  10,400       73,944
   *Tecumseh Products Co. Class B.....................................   1,400       10,150
   *Terex Corp........................................................  13,778      446,132
   *Tetra Tech, Inc...................................................  23,874      684,229
   *TRC Cos., Inc.....................................................  28,708      171,387
    Trinity Industries, Inc...........................................  91,907    3,648,708
    Triumph Group, Inc................................................  57,456    4,043,179
   *Tufco Technologies, Inc...........................................     900        4,500
   *Tutor Perini Corp.................................................  40,371      669,755
    Twin Disc, Inc....................................................     900       20,637
    Tyco International, Ltd........................................... 394,386   11,922,289
   *Ultralife Corp....................................................  10,710       34,486
    UniFirst Corp.....................................................  18,705    1,528,947
    Union Pacific Corp................................................ 444,064   58,376,653
    United Stationers, Inc............................................  20,703      690,238
    Universal Forest Products, Inc....................................  31,800    1,292,670
    URS Corp..........................................................  84,698    3,513,273
   *USA Truck, Inc....................................................  15,105       74,921
   *Versar, Inc.......................................................   5,526       23,486
    Viad Corp.........................................................  28,614      798,903
   *Virco Manufacturing Corp..........................................  12,601       33,645
    VSE Corp..........................................................     305        7,323
    Waste Connections, Inc............................................   2,800      100,856
    Watts Water Technologies, Inc. Class A............................  53,615    2,471,652
    Werner Enterprises, Inc...........................................  23,205      548,102
   *WESCO International, Inc..........................................  11,687      852,333
   *Willdan Group, Inc................................................   1,000        2,100
   *Willis Lease Finance Corp.........................................   6,713       98,882
   *XPO Logistics, Inc................................................   5,597       93,750
                                                                               ------------
Total Industrials.....................................................          507,312,288
                                                                               ------------
Information Technology -- (5.3%)
   *Accelrys, Inc.....................................................  41,733      393,125
    Activision Blizzard, Inc.......................................... 982,162   11,186,825
   *Acxiom Corp.......................................................   7,769      137,744
   *Advanced Energy Industries, Inc...................................  47,985      736,570
   *Agilysys, Inc.....................................................  16,899      143,810
   *Alpha & Omega Semiconductor, Ltd..................................     419        3,398
   *Amtech Systems, Inc...............................................   8,571       33,513
   *ANADIGICS, Inc....................................................   1,400        3,612
   *Anaren, Inc.......................................................   9,602      187,911
   *AOL, Inc.......................................................... 105,592    3,236,395
  #*Arris Group, Inc.................................................. 140,787    2,325,801
   *Arrow Electronics, Inc............................................ 182,170    6,998,971
    Astro-Med, Inc....................................................   6,285       63,101
   *ATMI, Inc.........................................................  31,034      633,404
   *Aviat Networks, Inc...............................................  10,462       39,232
   *Avnet, Inc........................................................ 139,400    4,929,184
    AVX Corp.......................................................... 172,540    1,965,231
    Aware, Inc........................................................  14,326       82,518
   *AXT, Inc..........................................................  20,406       56,729
    Bel Fuse, Inc. Class A............................................   4,174       68,829

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CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B............................................    18,286 $   340,668
   *Benchmark Electronics, Inc........................................    93,903   1,648,937
    Black Box Corp....................................................    26,448     619,677
   *Blucora, Inc......................................................    81,156   1,205,978
   *Brocade Communications Systems, Inc...............................   461,513   2,639,854
    Brooks Automation, Inc............................................    43,964     411,503
   *Bsquare Corp......................................................     4,065      14,227
   *BTU International, Inc............................................     1,600       4,880
   *CACI International, Inc. Class A..................................    24,830   1,331,633
   *Calix, Inc........................................................     1,300      10,582
   *Cascade Microtech, Inc............................................    24,071     180,051
   *Checkpoint Systems, Inc...........................................    23,178     279,527
   *CIBER, Inc........................................................    45,402     153,459
    Cohu, Inc.........................................................    41,410     433,977
    Communications Systems, Inc.......................................    12,612     140,498
    Computer Sciences Corp............................................   220,553   9,219,115
    Comtech Telecommunications Corp...................................    15,569     412,578
    Concurrent Computer Corp..........................................    13,740      89,860
    Convergys Corp....................................................   197,364   3,359,135
   *CoreLogic, Inc....................................................    96,545   2,533,341
    Corning, Inc...................................................... 1,298,385  15,580,620
   *Cray, Inc.........................................................    12,866     238,922
    CSP, Inc..........................................................     2,414      15,112
    CTS Corp..........................................................    30,751     305,972
   *CyberOptics Corp..................................................     9,134      68,231
   *Datalink Corp.....................................................     1,412      12,411
   *Dataram Corp......................................................     7,544       3,244
   *Digi International, Inc...........................................    32,389     317,412
   *DSP Group, Inc....................................................    46,713     306,437
   *Dynamics Research Corp............................................    16,772     115,056
    EarthLink, Inc....................................................    86,935     591,158
   *EchoStar Corp. Class A............................................    23,551     856,785
   *Edgewater Technology, Inc.........................................    13,603      56,452
    Electro Rent Corp.................................................    40,561     627,884
    Electro Scientific Industries, Inc................................    31,787     343,300
   *Electronics for Imaging, Inc......................................    58,110   1,314,448
   *EMCORE Corp.......................................................     5,644      33,977
   *Emulex Corp.......................................................    68,369     522,339
   *Entropic Communications, Inc......................................    18,783      98,423
    EPIQ Systems, Inc.................................................    19,215     237,113
    ePlus, Inc........................................................     8,445     393,453
   *Euronet Worldwide, Inc............................................    23,278     569,613
   *Exar Corp.........................................................    51,341     538,567
   *Fairchild Semiconductor International, Inc........................   118,008   1,742,978
    Fidelity National Information Services, Inc.......................   150,627   5,589,768
   *Finisar Corp......................................................    61,526     953,653
    Frequency Electronics, Inc........................................    16,953     155,629
   *Globecomm Systems, Inc............................................    26,554     329,270
   *GSE Systems, Inc..................................................    17,638      35,982
   *GSI Technology, Inc...............................................     7,464      49,636
    Hackett Group, Inc. (The).........................................    53,321     229,280
   *Harmonic, Inc.....................................................    16,709      87,388
    Hewlett-Packard Co................................................    65,635   1,083,634
   *Hutchinson Technology, Inc........................................       500       1,395
   *I.D. Systems, Inc.................................................    17,291      95,619
    IAC/InterActiveCorp...............................................   125,298   5,168,542
   *Identive Group, Inc...............................................    10,175      13,736
   *Imation Corp......................................................    28,996     107,575
  #*Ingram Micro, Inc. Class A........................................   277,679   5,048,204
   *Insight Enterprises, Inc..........................................    42,100     825,160
   *Integrated Device Technology, Inc.................................   122,208     883,564

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CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- ----------
Information Technology -- (Continued)
   *Integrated Silicon Solution, Inc..................................  42,178 $  395,208
   *Intermec, Inc.....................................................  15,705    155,165
   *Internap Network Services Corp....................................  32,386    256,173
  #*International Rectifier Corp......................................  79,000  1,539,710
   *Interphase Corp...................................................   2,999      7,497
    Intersil Corp. Class A............................................ 119,798  1,036,253
   *Intevac, Inc......................................................   7,954     33,486
   *IntriCon Corp.....................................................   2,835     13,324
  #*Itron, Inc........................................................  33,397  1,549,287
    IXYS Corp.........................................................   2,155     20,774
   *Key Tronic Corp...................................................  17,623    169,709
    Keynote Systems, Inc..............................................  17,699    276,104
  o*KIT Digital, Inc..................................................  28,634     11,454
   *Kulicke & Soffa Industries, Inc...................................  71,688    811,508
   *KVH Industries, Inc...............................................     600      8,736
   *Lattice Semiconductor Corp........................................   3,874     17,239
    Lexmark International, Inc. Class A...............................  18,801    452,352
    Loral Space & Communications, Inc.................................  26,050  1,528,874
   *LTX-Credence Corp.................................................  17,800    109,292
    ManTech International Corp. Class A...............................  14,180    349,821
    Marchex, Inc. Class B.............................................  32,883    122,325
   *Measurement Specialties, Inc......................................     251      8,860
   *MEMC Electronic Materials, Inc.................................... 154,224    641,572
   *Mentor Graphics Corp..............................................  35,620    610,171
    Methode Electronics, Inc..........................................  79,272    762,597
   *Micron Technology, Inc............................................ 758,908  5,737,344
   #MKS Instruments, Inc..............................................  61,200  1,701,360
   *ModusLink Global Solutions, Inc...................................  68,955    200,659
   *Nanometrics, Inc..................................................   9,472    147,858
   *NCI, Inc. Class A.................................................     686      3,608
   *Newport Corp......................................................  64,756    933,782
   *Novatel Wireless, Inc.............................................   2,979      5,601
   *Official Payments Holdings, Inc...................................   2,151     13,358
   *OmniVision Technologies, Inc......................................  37,132    570,719
   *Online Resources Corp.............................................  18,720     71,323
   *Oplink Communications, Inc........................................  35,876    604,511
    Optical Cable Corp................................................  10,793     45,007
   *PAR Technology Corp...............................................  22,705    100,810
    PC Connection, Inc................................................  39,267    484,947
   *PCM, Inc..........................................................  10,471     69,842
    PC-Tel, Inc.......................................................  33,870    251,315
    Perceptron, Inc...................................................   6,669     49,084
   *Performance Technologies, Inc.....................................  24,790     24,046
   *Pericom Semiconductor Corp........................................  38,555    272,584
   *Pervasive Software, Inc...........................................  35,664    326,326
   *Photronics, Inc...................................................  54,378    325,724
   *Planar Systems, Inc...............................................   3,449      5,967
   *PMC-Sierra, Inc................................................... 146,588    847,279
   *Polycom, Inc......................................................  26,717    294,688
   *Qualstar Corp.....................................................  12,400     19,840
   *Radisys Corp......................................................   9,762     38,072
   *Rambus, Inc.......................................................   1,069      5,837
   *RealNetworks, Inc.................................................  33,602    257,391
   *Reis, Inc.........................................................  13,511    197,396
    RF Industries, Ltd................................................   2,823     15,414
    Richardson Electronics, Ltd.......................................  24,525    297,243
   *Rofin-Sinar Technologies, Inc.....................................   4,560    116,873
   *Rosetta Stone, Inc................................................   1,466     18,999
   *Rovi Corp.........................................................  19,000    328,510
   *Rudolph Technologies, Inc.........................................  25,605    345,411
    SAIC, Inc.........................................................  43,400    525,140

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CONTINUED


                                                                        SHARES      VALUE+
                                                                       --------- ------------
Information Technology -- (Continued)
   *Sandisk Corp......................................................    13,097 $    654,719
   *Sanmina Corp......................................................    35,828      341,083
   *ScanSource, Inc...................................................    14,745      428,490
   *SeaChange International, Inc......................................    37,525      418,404
   *ShoreTel, Inc.....................................................     3,200       13,728
   *Sigma Designs, Inc................................................    14,984       80,015
   *Smith Micro Software, Inc.........................................       500          750
   *SMTC Corp.........................................................     1,200        3,096
   *Sonus Networks, Inc...............................................    14,710       33,392
   *Spansion, Inc. Class A............................................    34,727      399,360
  #*SS&C Technologies Holdings, Inc...................................    25,793      583,696
   *StarTek, Inc......................................................    27,060      116,629
   *SunPower Corp.....................................................    12,686       98,824
   Supertex, Inc......................................................     9,488      181,411
   *Support.com, Inc..................................................    25,400      105,918
   *Sycamore Networks, Inc............................................    12,687       29,180
   *Symmetricom, Inc..................................................    87,926      473,921
   *SYNNEX Corp.......................................................    55,900    2,009,605
   *Tech Data Corp....................................................    82,952    4,223,086
   *TechTarget, Inc...................................................    23,106      117,378
   *TeleCommunication Systems, Inc. Class A...........................    47,407      107,140
   *Telenav, Inc......................................................     5,245       41,436
    Tellabs, Inc......................................................   241,591      550,827
    Telular Corp......................................................    17,970      199,287
   *Teradyne, Inc.....................................................    26,789      432,910
    Tessco Technologies, Inc..........................................     8,689      194,199
    Tessera Technologies, Inc.........................................    48,635      853,544
    TheStreet, Inc....................................................    35,273       57,495
   *TriQuint Semiconductor, Inc.......................................    44,218      232,144
    TSR, Inc..........................................................       550        1,788
   *TTM Technologies, Inc.............................................    62,635      499,201
    United Online, Inc................................................   121,790      808,686
   *Vicon Industries, Inc.............................................     5,787       15,914
   *Video Display Corp................................................       600        2,250
   *Virtusa Corp......................................................    30,064      622,625
   *Vishay Intertechnology, Inc.......................................   228,349    2,509,556
   *Vishay Precision Group, Inc.......................................     2,871       37,868
   *Westell Technologies, Inc. Class A................................    16,329       29,882
    Western Digital Corp..............................................   212,781   10,000,707
   *WPCS International, Inc...........................................     8,861        4,076
    Xerox Corp........................................................ 1,791,473   14,349,699
   *XO Group, Inc.....................................................     4,792       46,099
    Xyratex, Ltd......................................................    28,253      262,753
   *Yahoo!, Inc....................................................... 1,048,770   20,587,355
   *Zygo Corp.........................................................    18,005      286,460
                                                                                 ------------
Total Information Technology..........................................            192,991,270
                                                                                 ------------
Materials -- (3.5%)
    A. Schulman, Inc..................................................    32,960    1,059,664
   *A.M. Castle & Co..................................................    38,646      651,185
   #Alcoa, Inc........................................................ 1,145,369   10,125,062
   *American Pacific Corp.............................................     7,647      150,493
    Ashland, Inc......................................................   112,560    8,837,086
   #Axiall Corp.......................................................    26,423    1,484,444
    Bemis Co., Inc....................................................    24,092      859,603
    Boise, Inc........................................................    68,104      561,858
   *Buckeye Technologies, Inc.........................................    37,613    1,081,374
    Cabot Corp........................................................    46,280    1,732,260
   *Century Aluminum Co...............................................    32,155      276,855
   *Chemtura Corp.....................................................    49,368    1,171,009
   *Clearwater Paper Corp.............................................    14,095      638,644

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------- ------------
Materials -- (Continued)
   *Coeur d'Alene Mines Corp.......................................... 133,765 $  2,902,700
    Commercial Metals Co..............................................  85,208    1,418,713
   *Continental Materials Corp........................................     100        1,726
   *Core Molding Technologies, Inc....................................   2,988       21,065
    Cytec Industries, Inc.............................................  64,700    4,742,510
    Domtar Corp.......................................................  30,917    2,573,222
    Dow Chemical Co. (The)............................................  14,000      450,800
   *Ferro Corp........................................................   4,830       24,633
    Friedman Industries, Inc..........................................  16,110      176,727
    FutureFuel Corp...................................................   6,104       77,826
   *Graphic Packaging Holding Co...................................... 154,000    1,079,540
   *Headwaters, Inc...................................................  23,663      221,486
    Hecla Mining Co................................................... 188,610      990,202
   *Horsehead Holding Corp............................................  43,538      433,638
    Huntsman Corp.....................................................  50,242      885,766
    International Paper Co............................................ 493,615   20,445,533
    Kaiser Aluminum Corp..............................................  27,181    1,689,571
    KapStone Paper & Packaging Corp...................................  40,492      971,808
   *Landec Corp.......................................................  37,056      437,261
   *Louisiana-Pacific Corp............................................ 173,457    3,370,270
    LyondellBasell Industries NV Class A.............................. 121,873    7,729,186
    Materion Corp.....................................................  16,720      449,768
   *McEwen Mining, Inc................................................  17,523       54,847
    MeadWestvaco Corp................................................. 188,451    5,907,939
   *Mercer International, Inc.........................................  17,352      121,290
    Metals USA Holdings Corp..........................................   9,196      165,344
    Minerals Technologies, Inc........................................  34,280    1,418,164
   *Mod-Pac Corp......................................................   1,501       10,530
    Myers Industries, Inc.............................................  64,720      956,562
    Neenah Paper, Inc.................................................   7,684      237,743
   *Northern Technologies International Corp..........................   3,035       40,639
    Nucor Corp........................................................  83,945    3,862,309
    Olin Corp.........................................................  53,161    1,236,525
    Olympic Steel, Inc................................................   9,586      201,402
   *OM Group, Inc.....................................................  42,299    1,168,298
    P.H. Glatfelter Co................................................  50,600      940,148
   *Penford Corp......................................................  26,922      220,760
    Reliance Steel & Aluminum Co......................................  93,801    6,070,801
   *Resolute Forest Products..........................................   4,676       63,781
    Rock Tenn Co. Class A.............................................  26,305    2,076,780
   *RTI International Metals, Inc.....................................  50,032    1,420,909
    Schnitzer Steel Industries, Inc. Class A..........................  21,397      622,225
    Sealed Air Corp...................................................  45,299      847,997
    Sensient Technologies Corp........................................  18,766      714,985
   *Spartech Corp.....................................................  30,589      291,513
    Steel Dynamics, Inc...............................................  94,919    1,443,718
   *Stillwater Mining Co..............................................  77,500    1,043,150
   *SunCoke Energy, Inc...............................................  62,210    1,031,442
    Synalloy Corp.....................................................   5,144       73,096
  #*Texas Industries, Inc.............................................  33,762    1,919,032
    Tredegar Corp.....................................................  40,177      916,437
   *Universal Stainless & Alloy Products, Inc.........................   9,093      324,893
    Vulcan Materials Co...............................................  58,246    3,294,394
    Wausau Paper Corp.................................................  14,684      141,994
    Westlake Chemical Corp............................................  84,076    7,723,221
   *Worthington Industries, Inc.......................................  47,320    1,300,354
  #*Zoltek Cos., Inc..................................................  34,022      277,279
                                                                               ------------
Total Materials.......................................................          127,863,989
                                                                               ------------
Other -- (0.0%)
  o*Gerber Scientific, Inc. Escrow Shares.............................  47,409           --

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES       VALUE+
                                                                        ---------- --------------
Other -- (Continued)
  o*Petrocorp, Inc. Escrow Shares......................................        900 $           54
  o*Price Communications Liquidation Trust.............................     47,738             --
                                                                                   --------------
Total Other............................................................                        54
                                                                                   --------------
Telecommunication Services -- (6.1%)
    AT&T, Inc..........................................................  4,065,906    141,452,870
    Atlantic Tele-Network, Inc.........................................         84          3,636
   *Cbeyond, Inc.......................................................     12,193        107,298
    CenturyLink, Inc...................................................    536,163     21,687,793
   *Consolidated Communications Holdings, Inc..........................         --             --
   #Frontier Communications Corp.......................................    696,949      3,185,057
   *General Communications, Inc. Class A...............................     44,167        375,861
  #*Leap Wireless International, Inc...................................      8,393         48,512
    Lumos Networks Corp................................................        500          4,855
   *MetroPCS Communications, Inc.......................................    227,572      2,282,547
   *ORBCOMM, Inc.......................................................     44,499        187,786
    Shenandoah Telecommunications Co...................................      2,126         31,167
   *Sprint Nextel Corp.................................................  3,629,981     20,436,793
    Telephone & Data Systems, Inc......................................    154,629      3,910,567
   *United States Cellular Corp........................................     33,568      1,276,927
    USA Mobility, Inc..................................................     12,522        144,754
    Verizon Communications, Inc........................................    623,041     27,170,818
   *Vonage Holdings Corp...............................................      7,187         18,758
                                                                                   --------------
Total Telecommunication Services.......................................               222,325,999
                                                                                   --------------
Utilities -- (0.3%)
   *Calpine Corp.......................................................     62,921      1,241,431
    Consolidated Water Co., Ltd........................................      5,193         46,425
    Genie Energy, Ltd. Class B.........................................      5,000         35,700
   *NRG Energy, Inc....................................................    285,815      6,859,560
   #Ormat Technologies, Inc............................................     20,134        428,049
    SJW Corp...........................................................      6,569        178,151
    UGI Corp...........................................................     35,178      1,239,673
                                                                                   --------------
Total Utilities........................................................                10,028,989
                                                                                   --------------
TOTAL COMMON STOCKS....................................................             3,571,246,450
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Financial Corp. Contingent Value Rights...............     29,890          6,576
  o*CVR Energy, Inc. Contingent Value Rights...........................     44,674             --
                                                                                   --------------
TOTAL RIGHTS/WARRANTS..................................................                     6,576
                                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares........................................................... 12,831,452     12,831,452
                                                                                   --------------


                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                         (000)
                                                                       ----------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@DFA Short Term Investment Fund....................................  4,946,106 57,226,447
   @Repurchase Agreement, JPMorgan Securities LLC 0.20%, 02/01/13
     (Collateralized by $420,425 FNMA, rates ranging from 2.100%(r)
     to 6.163%(r), maturities ranging from 01/01/23 to 10/01/42,
     valued at $421,471) to be repurchased at $408,181................ $      408    408,179
                                                                                  ----------
TOTAL SECURITIES LENDING COLLATERAL...................................            57,634,626
                                                                                  ----------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                           VALUE+
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,602,878,337)^^........................................... $3,641,719,104
                                                                       ==============

Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valu-ation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                         -------------- ----------- -------- --------------
Common Stocks
    Consumer Discretionary.............. $  669,844,853          --       -- $  669,844,853
    Consumer Staples....................    273,238,836          --       --    273,238,836
    Energy..............................    606,923,833 $     2,355       --    606,926,188
    Financials..........................    615,310,674          --       --    615,310,674
    Health Care.........................    345,139,085     264,225       --    345,403,310
    Industrials.........................    507,298,375      13,913       --    507,312,288
    Information Technology..............    192,979,816      11,454       --    192,991,270
    Materials...........................    127,863,989          --       --    127,863,989
    Other...............................             --          54       --             54
    Telecommunication Services..........    222,325,999          --       --    222,325,999
    Utilities...........................     10,028,989          --       --     10,028,989
Rights/Warrants.........................             --       6,576       --          6,576
Temporary Cash Investments..............     12,831,452          --       --     12,831,452
Securities Lending Collateral...........             --  57,634,626       --     57,634,626
                                         -------------- ----------- -------- --------------
TOTAL................................... $3,583,785,901 $57,933,203       -- $3,641,719,104
                                         ============== =========== ======== ==============

              See accompanying Notes to Schedules of Investments.

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            SHARES   VALUE+
                                                            ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc......................... 73,207 $  863,843
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc...................... 66,293    868,438
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc...................... 55,671  1,114,533
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...................... 37,026    411,729
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc......................  7,154    147,229
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company.........................           327,995
                                                                   ----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $3,416,175)....................................         3,733,767
                                                                   ----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (Cost $1,588)............................................  1,588      1,588
                                                                   ----------
    TOTAL INVESTMENTS--(100.0%)
      (Cost $3,417,763)^^..................................        $3,735,355
                                                                   ==========

Summary of the Fund's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                  -----------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3   TOTAL
                                  ---------- --------- --------- ----------
Affiliated Investment Companies.. $3,733,767       --        --  $3,733,767
Temporary Cash Investments.......      1,588       --        --       1,588
                                  ---------- --------  --------  ----------
TOTAL............................ $3,735,355       --        --  $3,735,355
                                  ========== ========  ========  ==========

              See accompanying Notes to Schedules of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited)
January 31, 2013
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                                         ----  -------- ------------- ------------
CORPORATE BONDS - 3.3%
(r)General Electric Capital Corp............................ 0.46% 05/08/13   12,900,000   12,907,172
(r)JPMorgan Chase & Co...................................... 0.96% 02/26/13   71,630,000   71,668,465
(r)Toyota Motor Credit Corp................................. 0.46% 04/03/13  100,000,000  100,032,301
(r)Toyota Motor Credit Corp................................. 0.41% 06/13/13  144,000,000  144,050,688
                                                                             -----------  -----------
TOTAL CORPORATE BONDS (Cost $328,564,027)...................                 328,530,000  328,658,626
                                                                             -----------  -----------
Yankee Dollars - 8.6%
(r)Bank of Nova Scotia...................................... 0.55% 07/19/13   30,000,000   30,053,700
(r)Commonwealth Bank of Australia........................... 0.86% 03/19/13   15,000,000   15,009,855
(r)National Australia Bank NY............................... 0.46% 02/15/13  100,000,000  100,014,200
(r)National Australia Bank NY............................... 0.38% 04/24/13   50,000,000   50,040,800
(r)National Australia Bank NY............................... 0.38% 05/06/13   25,000,000   25,011,375
(r)Nordea Bank Finland NY................................... 0.74% 04/05/13   50,360,000   50,405,626
(r)NRW Bank AG.............................................. 0.56% 02/01/13   12,000,000   12,000,000
(r)Rabobank Nederland NV NY................................. 0.46% 03/19/13  100,000,000  100,050,800
(r)Rabobank Nederland NV NY................................. 0.46% 05/02/13   50,000,000   50,025,350
(r)Royal Bank of Canada NY.................................. 0.43% 04/10/13   30,000,000   30,006,600
(r)Royal Bank of Canada NY.................................. 0.35% 07/11/13   60,000,000   60,017,580
(r)Royal Bank of Canada NY.................................. 0.36% 08/12/13  100,000,000   99,991,500
(r)Royal Bank of Canada NY.................................. 0.54% 12/20/13   50,000,000   50,105,500
(r)Svenska Handelsbanken NY................................. 0.76% 03/18/13   25,000,000   25,017,075
(r)Toronto Dominion Bank NY................................. 0.48% 07/26/13   26,120,000   26,135,724
(r)Westpac Banking Corp..................................... 0.49% 02/06/13  100,000,000  100,002,000
(r)Westpac Banking Corp..................................... 0.86% 04/08/13   15,000,000   15,018,675
(r)Westpac Banking Corp..................................... 1.04% 12/09/13   10,000,000   10,060,610
                                                                             -----------  -----------
TOTAL YANKEE DOLLARS (Cost $848,775,150)....................                 848,480,000  848,966,970
                                                                             -----------  -----------
COMMERCIAL PAPERS - 46.5%
(y)++ANZ National International Ltd......................... 0.22% 02/06/13  150,000,000  149,997,000
(y)++ANZ National International Ltd......................... 0.30% 03/18/13   75,000,000   74,987,250
(y)++ANZ National International Ltd......................... 0.24% 03/28/13   82,250,000   82,230,260
(y)++ANZ National International Ltd......................... 0.29% 05/29/13  100,000,000   99,938,000
(y)Bank of Nova Scotia...................................... 0.22% 03/06/13   50,000,000   49,993,500
(y)Bank of Nova Scotia...................................... 0.22% 03/08/13   50,000,000   49,993,000
(y)Bank of Nova Scotia...................................... 0.22% 03/11/13  100,000,000   99,985,000
(y)Banque et Caisse d'Epargne de 1'Etat..................... 0.25% 02/06/13   20,000,000   19,999,600
(y)Banque et Caisse d'Epargne de 1'Etat..................... 0.29% 02/11/13   32,000,000   31,998,720
(y)Banque et Caisse d'Epargne de 1'Etat..................... 0.25% 02/12/13   50,000,000   49,997,500
(y)Banque et Caisse d'Epargne de 1'Etat..................... 0.27% 03/14/13   50,000,000   49,989,500
(y)Banque et Caisse d'Epargne de 1'Etat..................... 0.24% 04/18/13    9,000,000    8,995,230
(y)Banque et Caisse d'Epargne de 1'Etat..................... 0.34% 05/13/13   50,000,000   49,959,000
(y)Banque et Caisse d'Epargne de 1'Etat..................... 0.36% 06/26/13   75,000,000   74,889,750
(y)++BNZ International Funding Ltd.......................... 0.23% 03/05/13   40,000,000   39,993,200
(y)++Caisse des Depots et Consignations..................... 0.31% 02/04/13   90,000,000   89,998,200
(y)++Caisse des Depots et Consignations..................... 0.28% 03/22/13   50,000,000   49,986,000
(y)++Caisse des Depots et Consignations..................... 0.26% 03/26/13   90,000,000   89,972,100
(y)++Caisse des Depots et Consignations..................... 0.34% 03/28/13   80,000,000   79,973,600
(y)++Caisse des Depots et Consignations..................... 0.30% 04/12/13   95,000,000   94,956,300
(y)++Caisse des Depots et Consignations..................... 0.37% 05/21/13   30,000,000   29,975,100
(y)++Caisse des Depots et Consignations..................... 0.32% 06/14/13   30,000,000   29,967,600
(y)++Coca-Cola Co........................................... 0.19% 02/21/13  120,000,000  119,994,000
(y)++Coca-Cola Co........................................... 0.24% 03/12/13   25,000,000   24,996,750
(y)++Coca-Cola Co........................................... 0.25% 04/15/13   50,000,000   49,986,500
(y)++Commonwealth Bank of Australia......................... 0.26% 06/05/13   43,150,000   43,115,480
(y)++CPPIB Capital, Inc..................................... 0.18% 02/01/13   20,000,000   20,000,000
(y)++CPPIB Capital, Inc..................................... 0.18% 02/20/13   80,000,000   79,993,600
(y)++CPPIB Capital, Inc..................................... 0.20% 02/27/13   75,000,000   74,991,000
(y)++CPPIB Capital, Inc..................................... 0.21% 04/02/13   20,000,000   19,992,200
(y)++CPPIB Capital, Inc..................................... 0.22% 04/18/13   50,000,000   49,973,500
(y)++CPPIB Capital, Inc..................................... 0.22% 04/23/13  100,000,000   99,943,000
(y)++DBS Bank Ltd........................................... 0.18% 02/28/13  173,335,000  173,326,333
(y)++E.I. du Pont de Nemours & Co........................... 0.08% 02/05/13   35,000,000   34,999,300

                     See notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
January 31, 2013
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                                         ----  -------- ------------- -------------
COMMERCIAL PAPERS - 46.5% (CONTINUED)
(y)General Electric Capital Corp............................ 0.24% 05/02/13   100,000,000    99,969,000
(y)JPMorgan Chase & Co...................................... 0.18% 03/01/13   100,000,000    99,994,000
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.20% 02/19/13   100,000,000    99,997,000
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.23% 03/18/13    48,550,000    48,543,689
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.20% 03/20/13    66,000,000    65,991,420
(y)++National Australia Bank NY............................. 0.22% 02/04/13    25,000,000    24,999,750
(y)++National Australia Bank NY............................. 0.19% 02/06/13    50,000,000    49,999,500
(y)++National Australia Bank NY............................. 0.25% 04/23/13    30,000,000    29,994,300
(y)++Nestle Capital Corp.................................... 0.01% 02/01/13   100,000,000   100,000,000
(y)Nordea North America, Inc................................ 0.22% 02/01/13    40,000,000    40,000,000
(y)Nordea North America, Inc................................ 0.22% 02/13/13    30,105,000    30,103,495
(y)Nordea North America, Inc................................ 0.31% 03/14/13   100,000,000    99,984,000
(y)Nordea North America, Inc................................ 0.32% 03/18/13     9,500,000     9,498,290
(y)Nordea North America, Inc................................ 0.32% 03/19/13    30,000,000    29,994,300
(y)++NRW Bank AG............................................ 0.22% 02/04/13    14,000,000    13,999,720
(y)Oesterreichische Kontrollbank AG......................... 0.21% 02/25/13   100,000,000    99,989,000
(y)PACCAR Financial Corp.................................... 0.17% 03/15/13     5,100,000     5,098,725
(y)++Province of Quebec..................................... 0.14% 02/11/13    75,000,000    74,995,500
(y)++Province of Quebec..................................... 0.16% 02/20/13    50,000,000    49,994,500
(y)Queensland Treasury Corp................................. 0.22% 04/15/13    50,000,000    49,983,500
(y)Rabobank USA Financial Corp.............................. 0.30% 05/31/13    19,000,000    18,987,270
(y)Rabobank USA Financial Corp.............................. 0.30% 06/03/13   100,000,000    99,931,000
(y)Rabobank USA Financial Corp.............................. 0.30% 06/12/13   100,000,000    99,922,000
(y)++Standard Chartered Bank PLC............................ 0.25% 02/19/13   100,000,000    99,991,000
(y)++Standard Chartered Bank PLC............................ 0.25% 02/27/13   100,000,000    99,986,000
(y)++Standard Chartered Bank PLC............................ 0.25% 03/01/13    48,500,000    48,492,725
(y)++Standard Chartered Bank PLC............................ 0.25% 03/04/13    50,000,000    49,992,000
(y)++Svenska Handelsbanken NY............................... 0.26% 02/14/13   100,000,000    99,995,000
(y)++Svenska Handelsbanken NY............................... 0.26% 02/15/13    20,000,000    19,998,800
(y)++Svenska Handelsbanken NY............................... 0.23% 02/28/13    25,000,000    24,996,500
(y)++Svenska Handelsbanken NY............................... 0.24% 03/01/13    50,000,000    49,992,500
(y)++Svenska Handelsbanken NY............................... 0.25% 03/14/13    15,000,000    14,996,700
(y)++Svenska Handelsbanken NY............................... 0.29% 04/18/13    40,000,000    39,980,400
(y)Swedish Export Credit Corp............................... 0.18% 03/05/13    25,000,000    24,996,250
(y)Swedish Export Credit Corp............................... 0.21% 04/04/13    25,000,000    24,990,250
(y)Swedish Export Credit Corp............................... 0.23% 05/08/13    20,000,000    19,984,800
(y)++Toronto Dominion Bank Holdings (U.S.A), Inc............ 0.21% 02/07/13    75,000,000    74,998,500
(y)++Total Capital Canada Ltd............................... 0.15% 02/08/13   115,000,000   114,996,550
(y)++Total Capital Canada Ltd............................... 0.16% 02/13/13    10,000,000     9,999,500
(y)++Total Capital Canada Ltd............................... 0.16% 02/15/13   200,000,000   199,988,000
(y)++Westpac Banking Corp................................... 0.32% 09/04/13    50,000,000    49,939,000
                                                                            ------------- -------------
TOTAL COMMERCIAL PAPERS (Cost $4,598,964,302)...............                4,600,490,000 4,599,371,507
                                                                            ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 8.4%
(r)Bank of Nova Scotia...................................... 0.63% 02/15/13    75,000,000    75,014,325
(r)National Australia Bank NY............................... 0.38% 05/29/13    50,000,000    50,034,500
(r)Nordea Bank Finland NY................................... 0.79% 02/06/13    18,500,000    18,500,315
(r)Nordea Bank Finland NY................................... 0.79% 02/07/13    92,800,000    92,803,990
(r)Nordea Bank Finland NY................................... 0.76% 03/08/13    12,950,000    12,956,773
(r)Royal Bank of Canada NY.................................. 0.45% 05/16/13    40,500,000    40,514,175
(r)Royal Bank of Canada NY.................................. 0.36% 08/30/13   100,000,000    99,997,999
(r)Svenska Handelsbanken NY................................. 0.86% 09/25/13   102,875,000   103,292,673
(r)Toronto Dominion Bank NY................................. 0.31% 02/04/13   100,000,000   100,000,000
(r)Toronto Dominion Bank NY................................. 0.30% 05/15/13    40,000,000    40,013,600
(r)Toronto Dominion Bank NY................................. 0.31% 09/13/13   200,000,000   200,116,000
                                                                            ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $833,000,762)....                  832,625,000   833,244,350
                                                                            ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 4.6%
(y)Federal Home Loan Bank................................... 0.13% 02/08/13   100,000,000    99,999,600
(y)Federal Home Loan Bank................................... 0.11% 02/13/13    20,450,000    20,449,857
(y)Federal Home Loan Bank................................... 0.12% 02/15/13   100,000,000    99,999,200
(y)Federal Home Loan Bank................................... 0.09% 02/20/13    27,235,000    27,234,700

                     See notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (concluded)
January 31, 2013
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         RATE  MATURITY FACE AMOUNT $  FAIR VALUE $
--------------------                                         ----  -------- ------------- --------------
U.S. GOVERNMENT AGENCY SECURITIES -- 4.6% (CONTINUED)
(y)Federal Home Loan Bank................................... 0.13% 03/01/13    74,375,000     74,373,810
(y)Federal Home Loan Bank................................... 0.13% 03/06/13    25,000,000     24,999,550
(y)Federal National Mortgage Assoc.......................... 0.13% 02/13/13   100,000,000     99,999,300
(y)Federal National Mortgage Assoc.......................... 0.12% 02/27/13     7,500,000      7,499,895
                                                                            ------------- --------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $454,535,643).                  454,560,000    454,555,912
                                                                            ------------- --------------
REPURCHASE AGREEMENTS - 28.6%
Bank of America (Purchased on 01/31/13, Proceeds at
  maturity $475,001,715 collateralized by U.S. Treasury
  Securities, 0.13% - 1.00%, 10/31/13 - 08/31/16, market
  value $484,500,038)....................................... 0.13% 02/01/13   475,000,000    475,000,000
Barclays Capital Group LLC (Purchased on 01/31/13, Proceeds
  at maturity $400,001,444 collateralized by U.S. Treasury
  Securities, 0.25% - 1.50%, 07/15/15 - 03/31/19, market
  value $408,000,014)....................................... 0.13% 02/01/13   400,000,000    400,000,000
Deutsche Bank (Purchased on 01/31/13, Proceeds at maturity
  $400,001,667 collateralized by U.S. Treasury Security,
  0.25%, 07/15/15, market value $408,000,042)............... 0.15% 02/01/13   400,000,000    400,000,000
Deutsche Bank (Purchased on 01/31/13, Proceeds at maturity
  $100,000,444 collateralized by U.S. Government Backed
  Securities, 0.00% - 0.28%, 07/31/13 - 08/13/13, market
  value $102,002,927)....................................... 0.16% 02/01/13   100,000,000    100,000,000
Goldman Sachs & Co. (Purchased on 01/31/13, Proceeds at
  maturity $100,000,417 collateralized by U.S. Government
  Backed Securities, 3.00% - 7.50%, 09/15/25 - 01/20/43,
  market value $102,000,000)................................ 0.15% 02/01/13   100,000,000    100,000,000
HSBC (Purchased on 01/31/13, Proceeds at maturity
  $400,001,444 collateralized by U.S. Treasury Securities,
  0.50% - 2.50%, 02/28/13 - 07/31/18, market value
  $408,005,028)............................................. 0.13% 02/01/13   400,000,000    400,000,000
JPMorgan Chase Bank (Purchased on 01/31/13, Proceeds at
  maturity $475,001,847 collateralized by U.S. Government
  Backed Securities, 0.00% - 6.25%, 02/04/13 - 11/07/22,
  market value $484,501,919)................................ 0.14% 02/01/13   475,000,000    475,000,000
The Toronto Dominion Bank NY (Purchased on 01/31/13,
  Proceeds at maturity $475,001,847 collateralized by U.S.
  Government Backed Securities, 0.00% - 6.75%, 02/12/13 -
  12/15/42, market value $484,500,086)...................... 0.14% 02/01/13   475,000,000    475,000,000
                                                                            ------------- --------------
TOTAL REPURCHASE AGREEMENTS (Cost $2,825,000,000)...........                2,825,000,000  2,825,000,000
                                                                            ------------- --------------
TOTAL INVESTMENTS (Cost 9,888,839,884) - 100.0%.............                              $9,889,797,365
                                                                                          ==============

LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company
AG--Aktiengesellschaft (German & Swiss stock corporation)

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at January 31, 2013 was $3,260,144,827 which represented 33.0% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of 01/31/13.
(y)The rate shown is the effective yield.

                     See notes to Schedule of Investments.

Summary of inputs used to value the Fund's investments as of January 31, 2013 is as follows ( See Security Valuation Note):

                                            LEVEL 1        LEVEL 2        LEVEL 3
                                         INVESTMENTS IN INVESTMENTS IN INVESTMENTS IN
                                           SECURITIES     SECURITIES     SECURITIES
                                         -------------- -------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds......................      $ --      $  328,658,626      $ --
   U.S. Government Agency Securities....        --         454,555,912        --
   Yankee Dollars.......................        --         848,966,970        --
   Commercial Papers....................        --       4,599,371,507        --
   Certificates of Deposit..............        --         833,244,350        --
   Repurchase Agreements................        --       2,825,000,000        --
                                              ----      --------------      ----
Total Investments.......................      $ --      $9,889,797,365      $ --
                                              ====      ==============      ====

                     See notes to Schedule of Investments.

ORGANIZATION

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2013, the Trust consisted of twelve operational portfolios, ten (collectively, the "Series"), one, Dimensional Retirement Equity Fund I (the "Retirement Fund") and one, The DFA Short Term Investment Fund (the "Fund"), which are included in this document.

SECURITY VALUATION

   The Series, the Retirement Fund and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    o Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    o Level 3 - significant unobservable inputs (including the Series' and Fund's own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. On May 7, 2012, The Money Market Portfolio (DFA Short Term Investment Fund), upon approval of the Board and consent of the shareholders, no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net assets value per share. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   The Retirement Fund invests in the funds indicated on the Schedule of Investments. Master Fund shares held by the Retirement Fund are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Retirement Fund's investment in the partnership reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series', the Retirement Fund's and the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series and the Fund had no material transfers between Level 1 and Level 2 for the period ended January 31, 2013.

FINANCIAL INSTRUMENTS

   In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series and the Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' or the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2013.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

   3. Interest Rate and Credit Risks: The Fund invests primarily in money market instruments maturing in 397 days or less. Eligible securities generally have ratings within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

   The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

DERIVATIVE FINANCIAL INSTRUMENTS

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   4. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At January 31, 2013, the Series had no outstanding futures contracts.

FEDERAL TAX COST

   At January 31, 2013, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series....................................... $ 8,221,794,950
The DFA International Value Series....................................   7,324,791,595
The Japanese Small Company Series.....................................   2,231,325,651
The Asia Pacific Small Company Series.................................   1,233,752,944
The United Kingdom Small Company Series...............................   1,230,108,554
The Continental Small Company Series..................................   2,635,573,807
The Canadian Small Company Series.....................................   1,007,197,259
The Emerging Markets Series...........................................   2,050,131,288
The Emerging Markets Small Cap Series.................................   3,393,310,452
The Tax-Managed U.S. Marketwide Value Series..........................   2,603,529,946
Dimensional Retirement Equity Fund 1..................................       3,418,009
The DFA Short Term Investment Fund....................................   9,888,839,884

RECENTLY ISSUED ACCOUNTING STANDARDS

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

   The Series, the Retirement Fund and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Series, the Retirement Fund and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     ---------------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: March 27, 2013

By:  /s/ David R. Martin
     ---------------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: March 27, 2013